As filed with the Securities and Exchange	Registration No. 333-105479
Commission on April 11, 2008	Registration No. 811-02513

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

Post-Effective Amendment No. 10 To
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

and Amendment to

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account C of

ING Life Insurance and Annuity Company

One Orange Way, Windsor, Connecticut 06095-4774

Depositor’s Telephone Number, including Area Code: (860) 580-2831

Michael A. Pignatella, Counsel
ING US Legal Services
One Orange Way, C1S, Windsor, Connecticut 06095-4774
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

____	immediately upon filing pursuant to paragraph (b) of Rule 485
X	on April 28, 2008 pursuant to paragraph (b) of Rule 485

If appropriate, check the following box:

this post-effective amendment designates a new effective date for a previously
____ filed post-effective amendment.

Title of Securities Being Registered: Group or Individual Deferred Variable Annuity Contracts

PART A

ING Life Insurance and Annuity Company
Variable Annuity Account C
AFT Choice Plus
CONTRACT PROSPECTUS – APRIL 28, 2008
__________________________________________________________________________________

Contracts. The contracts described in this prospectus are group or individual deferred variable annuity contracts issued by ING Life Insurance and Annuity Company (the Company). They are intended to be used as funding vehicles for certain types of retirement plans that qualify for beneficial tax treatment and/or provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (Tax Code).

Why Reading This Prospectus is Important. Before you participate in a contract through your retirement plan, you should read this prospectus. It provides facts about the contract and its investment options. Plan sponsors (generally your employer or a trust) should read this prospectus to help determine if the contract is appropriate for their plan.
Keep this document for future reference.

Table of Contents . . . page 3

Investment Options. The contracts offer variable investment options and a fixed interest option. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts and plans, or in some states.

The Funds

AIM Mid Cap Core Equity Fund (Class A)(1)	ING VP Index Plus LargeCap Portfolio (Class I)
AIM Small Cap Growth Fund (Class A)(1)	ING VP Index Plus MidCap Portfolio (Class I)
American Century® Income & Growth Fund (A Class)(1)	ING VP Index Plus SmallCap Portfolio (Class I)
DWS Equity 500 Index Fund (Class S)(1)	ING VP Intermediate Bond Portfolio (Class I)
Franklin Small Cap Value Securities Fund (Class 2)	ING VP International Value Portfolio (Class I)
ING GNMA Income Fund (Class A)(1)	ING VP Small Company Portfolio (Class I)
ING Oppenheimer Global Portfolio (S Class)	ING VP Strategic Allocation Conservative Portfolio
ING Pioneer Fund Portfolio (Class S)	(Class I) (2)
ING T. Rowe Price Capital Appreciation Portfolio (Class S)	ING VP Strategic Allocation Growth Portfolio (Class I) (2)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	ING VP Strategic Allocation Moderate Portfolio (Class I) (2)
(S Class)	Lord Abbett Mid-Cap Value Fund (Class A)(1)(3)
ING T. Rowe Price Equity Income Portfolio (Class S)	Pax World Balanced Fund (Individual Investor Class)(1)
ING T. Rowe Price Growth Equity Portfolio (S Class)	PIMCO VIT Real Return Portfolio (Administrative Class)
ING Templeton Global Growth Portfolio (Class I)	T. Rowe Price Value Fund (Advisor Class)(1)
ING UBS U.S. Large Cap Equity Portfolio (S Class)	The Growth Fund of America® (Class R-3)(1)
ING Van Kampen Comstock Portfolio (S Class)	Wanger U.S. Smaller Companies (4)
ING Van Kampen Equity and Income Portfolio (S Class)	Wells Fargo Advantage Small Cap Value Fund (Class A)(1)

(1)	This fund is available to the general public. See “Investment Options - Additional Risks of Investing in the Funds.”
(2)	These funds are structured as fund of funds that invest directly in shares of underlying funds. See “Fees - Fund Fees and
Expenses” for additional information.
(3)	Only available to plans that were offering this fund prior to September 1, 2005.
(4)	Effective June 1, 2008, the fund is scheduled to change its name to Wanger USA.

CONTRACT PROSPECTUS - APRIL 28, 2008 (CONTINUED)
__________________________________________________________________________________

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity
Account C (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds (funds) listed on the previous page. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

Fixed Interest Option. Fixed Plus Account.

Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the Fixed Plus Account in an appendix to this prospectus.

Compensation. We pay compensation to broker-dealers whose registered representatives sell the contracts. See
“Contract Distribution” for further information about the amount of compensation we pay.

Risks Associated with Investing in the Funds. Information about the risks of investing in the funds is located in the
“Investment Options” section of this prospectus on page 10 and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the fund prospectuses for future reference.

Getting Additional Information. You may obtain the April 28, 2008 Statement of Additional Information (SAI) free of charge by indicating your request on your enrollment materials, by calling the Company at 1-800-262-3862 or by writing us at the address listed in the “Contract Overview - Questions: Contacting the Company” section of this prospectus. You may also obtain an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange
Commission (SEC) web site, http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Branch. Information on the operations of the SEC Public
Reference Branch may be obtained by calling 1-202-551-8090 or 1-800-SEC-0330, e-mailing publicinfo@sec.gov or by writing to SEC Public Reference Branch, 100 F Street NE, Room 1580, Washington, D.C. 20549. When
looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. This number is 333-105479. The
SAI table of contents is listed on page 46 of this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus.
Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

PRO.105479-08	2

TABLE OF CONTENTS

Contract Overview:	4
Who’s Who
The Contract and Your Retirement Plan
Contract Rights
Contract Facts
Questions: Contacting the Company (sidebar)
Sending Forms and Written Requests in Good Order (sidebar)
Contract Phases: Accumulation Phase, Income Phase	5

Fee Table	6
Condensed Financial Information	8
Variable Annuity Account C	8
The Company	8
Investment Options	10
Transfers	12
Contract Purchase and Participation	15
Contract Ownership and Rights	17
Right to Cancel	18
Fees	19
Your Account Value	24
Withdrawals	26
Loans	27
Systematic Distribution Options	28
Death Benefit	29
The Income Phase	30
Contract Distribution	33
Taxation	36
Other Topics	44
Performance Reporting -- Voting Rights -- Contract Modification -- Legal Matters and Proceedings -- Payment
Delay or Suspension -- Transfer of Ownership; Assignment -- Account Termination -- Intent to Confirm Quarterly
Contents of the Statement of Additional Information	46
Appendix I -- Fixed Plus Account	47
Appendix II -- Participant Appointment of Employer as Agent Under an Annuity Contract	50
Appendix III -- Fund Descriptions	51
Appendix IV -- Condensed Financial Information	CFI-1

PRO.105479-08	3

CONTRACT OVERVIEW
Questions: Contacting the
Company. Contact your
local representative or write
or call the Company:

ING
USFS Customer Service
Defined Contribution
Administration
P.O. Box 990063
Hartford, CT 06199-0063
1-800-262-3862

Sending forms and written
requests in good order.
If you are writing to change
your beneficiary, request a
withdrawal, or for any other
purpose, contact your local
representative or the Company
to learn what information is
required in order for the request
to be in “good order.” By
contacting us, we can provide
you with the appropriate
administrative form for your
requested transaction.
Generally, a request is
considered to be in “good order”
when it is signed, dated and
made with such clarity and
completeness that we are not
required to exercise any
discretion in carrying it out.

We can only act upon written
requests that are received in
good order.

The following is a summary. Please read each section of this prospectus for additional information.

Who’s Who
You (the participant):* The individual who participates in the contract through a retirement plan.

Plan Sponsor: The sponsor of your retirement plan. Generally, your employer or a trust.

Contract Holder:* The person to whom we issue the contract. Generally, the plan sponsor or a trust. We may also refer to the contract holder as the contract owner.

We (the Company): ING Life Insurance and Annuity Company. We issue the contract.

For greater detail please review “Contract Ownership and Rights” and
“Contract Purchase and Participation.”

* Certain contracts may be purchased by and issued directly to persons participating in certain plans. The words “you” and “participant” apply to these individuals, except that these individuals have all rights under the contract. The word “contract holder” also applies to these individuals, except that these individuals have no responsibilities to other participants or beneficiaries.

The Contract and Your Retirement Plan
Retirement Plan (plan): A plan sponsor has established a plan for you. This contract is offered as a funding option for that plan. We are not a party to the plan.

Plan Type: We refer to the plan by the Tax Code section under which it qualifies. For example: a “403(b) plan” is a plan that qualifies for tax treatment under Tax Code section 403(b). To learn which Tax Code section applies to your plan, contact your plan sponsor, your local representative or the Company.

Use of an Annuity Contract in your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 401(a), 457, 403(b), or Roth 403(b) retirement plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other features and benefits (such as the guaranteed death benefit and the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See “Contract Purchase and
Participation.”
Contract Rights
Rights under the contract, and who may exercise those rights, may vary by plan type. Also, while the contract may reserve certain rights for the contract holder, the contract holder may permit you to exercise those rights through the plan.

PRO.105479-08	4

Contract Facts

Free Look/Right to Cancel: Contract holders may cancel the contract no later than 10 days after they receive the contract (or a longer period if required by state law). Participants in 403(b) plans, Roth 403(b) plans, or in some plans under 401(a) may cancel their participation in the contract no later than 10 days after they receive evidence of participation in the contract (or a longer period if required by state law). See “Right to Cancel.”

Death Benefit: A beneficiary may receive a benefit in the event of your death during both the accumulation and income phases. The availability of a death benefit during the income phase depends upon the income phase payment option selected. See “Death Benefit” and “The Income Phase.”

Withdrawals: During the accumulation phase, the contract holder, or you if permitted by the plan, may withdraw all or part of your account value. The Tax Code may impose restrictions on withdrawals from plans, which may vary. In addition, the contract holder, or you if permitted by the plan, may have the right to withdraw all or part of your account value during the income phase. Amounts withdrawn may be subject to tax withholding and taxation.
See “Withdrawals,” “Taxation,” and “The Income Phase.”

Systematic Distribution Options: These options allow the contract holder, or you if permitted by the plan, to receive regular payments from your account, while retaining the account in the accumulation phase. See “Systematic
Distribution Options.”

Fees: Certain fees are deducted from your account value. In addition, we reserve the right to deduct premium taxes from your account value or from payments to the account at any time, but not before there is a tax liability under state law. See “Fee Table” and “Fees.”

Taxation: Amounts you receive in a distribution will be generally included in your gross income and will be subject to taxation. Tax penalties may apply in some circumstances. See “Taxation.”

Contract Phases
I. The Accumulation Phase (accumulating retirement benefits)
STEP 1: You or the contract holder provide ING Life		Payments to Your Account
Insurance and Annuity Company with your completed
enrollment materials.		Step ||
ING Life Insurance and Annuity Company
According to the plan, we set up one or more accounts for you.	(a) ||	Step 2 ||	(b) ||
We may set up account(s) for employer contributions and/or	Fixed Interest Option	Variable Annuity Account C Variable Investment Options
for contributions from your salary.

STEP 2: The contract holder, or you if permitted by your plan, directs us to invest your account dollars in any of the
following:		The Subaccounts
		A	B	Etc.
(a) Fixed Interest Option, or			|| Step 3 ||
(b) Variable Investment Options. (The variable investment		Mutual Fund A	Mutual Fund B	Etc.
options are the subaccounts of Variable Annuity Account
C. Each one invests in a specific mutual fund.)

STEP 3: The subaccount(s) selected purchases shares of its corresponding fund.

II. The Income Phase (receiving income phase payments from your contract)

The contract offers several payment options. See “The Income Phase.” In general, you may:

▹	Receive income phase payments over a lifetime or for a specified period;
▹	Receive income phase payments monthly, quarterly, semi-annually or annually;
▹	Select an option that provides a death benefit to beneficiaries; and
▹	Select fixed income phase payments or payments that vary based on the performance of the variable investment options you select.

PRO.105479-08	5

	FEE TABLE
In This Section:
▹ Maximum Contract Holder
    Transaction Expenses
▹  Separate Account Annual
    Expenses
▹  Total Annual Fund
    Operating Expenses
▹  Hypothetical Examples
▹  Fees Deducted by the
    Funds
See “Fees” for:
▹  How, When and Why Fees
    are Deducted
▹  Reduction, Waiver and/or
    Elimination of Certain Fees
▹  Redemption Fees
▹  Premium and Other Taxes

See “The Income Phase” for:
▹  Fees During the Income
    Phase

The following tables describe the fees and expenses that you will pay when buying, owning, and withdrawing from your contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, withdraw from the contract, take a loan from the contract or transfer cash value between investment options. State premium taxes may also be deducted.* Fees during the income phase may differ from those
	shown below. See “The Income Phase” for further information.

		Maximum Contract Holder Transaction Expenses

		Early Withdrawal Charge 1	5.0%
		(as a percentage of amount withdrawn)

		Loan Interest Rate Spread 2	3.0%

This is a deferred sales charge. The early withdrawal charge reduces over time. For lump sum payments, there is no early withdrawal charge. For installment payments we waive the withdrawal charge except on (a)
distributions for “in service transfers” of amounts the Company received via payroll reduction under this contract to another 403(b), Roth 403(b),
457(b) or 401(a) product provider for the employer, and (b) distributions due to a severance from employment that would not have qualified as a separation from service under prior IRS guidance. See the “Fees” and
		“Withdrawals” sections.

	1

	2	Currently the loan interest rate spread is 2.5%; however we reserve the right
		to apply a spread of up to 3.0%. This is the difference between the rate
		applied and the rate credited on loans under your contract. See “Loans.”
	The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

		Separate Account Annual Expenses (as a percentage of average account value)
		Mortality and Expense Risk Charge[3]	1.00%
		Maximum Administrative Expense Charge[4]	0.25% (currently 0%)
		Maximum Total Separate Account Annual Expenses	1.25%
	3	This is the maximum mortality and expense risk charge during the
		accumulation phase. This charge may be waived, reduced or eliminated in
		certain circumstances. See “Fees - Mortality and Expense Risk Charge.”
	4	We currently do not impose an administrative expense charge; however, we
		reserve the right to charge not more than 0.25% on an annual basis from the
		subaccounts. See “Fees - Administrative Expense Charge.”

*State premium taxes (which currently range from 0% to 4% of premium payments) may apply, but are not reflected in the fee tables or examples. See “Fees - Premium and Other Taxes.”

PRO.105479-08	6

The next item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the funds’ most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from fund assets, including management fees,
distribution (12b-1) and/or service fees, and other expenses)	0.29%	1.44%

Hypothetical Examples

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract holder transaction expenses, the maximum separate account annual expenses, and the fund fees and expenses.

Example 1: The following Examples assume that you invest $10,000 in the contract for the time periods indicated.
The Examples also assume that your investment has a 5% return each year and assume the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire account value at the				(B) If you do not withdraw your entire account value
end of the applicable time period:				or if you select an income phase payment option at the
end of the applicable time period*:
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$784	$1,371	$1,873	$3,022	$272	$835	$1,425	$3,022

Example 2: The following Examples assume that you invest $10,000 in the contract for the time periods indicated.
The Examples also assume that your investment has a 5% return each year and assume the minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire account value at the				(B) If you do not withdraw your entire account value
end of the applicable time period:				or if you select an income phase payment option at the
end of the applicable time period*:
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$674	$1,040	$1,314	$1,834	$157	$486	$839	$1,834

*	This example does not apply if during the income phase a nonlifetime payment option with variable payments is selected and a lump sum withdrawal is requested within five years after payments start. In this case, the lump sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge as shown in Example 1A and 2A.

Fees Deducted by the Funds

Fund Fee Information. The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. See the “Fees” section of this prospectus, and the fund prospectuses, for further information. Fund fees are one factor that impact the value of a fund share. To learn about additional factors, refer to the fund prospectuses.

PRO.105479-08	7

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The
Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses. See “Fees - Fund Fees and
Expenses” for additional information.

In the case of fund companies affiliated with the Company, where an affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences. Investment management fees are apportioned between the affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the investment adviser. This apportionment of the investment advisory fee does not increase, directly or indirectly, fund fees and expenses. See “Fees - Fund Fees and Expenses” for additional information.

How Fees are Deducted. Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

CONDENSED FINANCIAL INFORMATION

Understanding Condensed Financial Information. In Appendix IV, we provide condensed financial information about the Variable Annuity Account C subaccounts available under the contracts. The tables show the year-end value of the subaccounts from the time purchase payments were received by the subaccounts under the contracts.

Financial Statements. The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Variable Annuity Account C and the consolidated financial statements and the related notes to financial statements for ING Life Insurance and Annuity
Company are located in the Statement of Additional Information.

VARIABLE ANNUITY ACCOUNT C

We established Variable Annuity Account C (the “separate account”) under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas law by Aetna Variable Annuity Life
Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940
(the “40 Act”). It also meets the definition of “separate account” under the federal securities laws.

The separate account is divided into “subaccounts.” These subaccounts invest directly in shares of a corresponding fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of ING Life Insurance and Annuity
Company. All obligations arising under the contracts are obligations of ING Life Insurance and Annuity Company.

THE COMPANY

ING Life Insurance and Annuity Company (the Company, we, us, our) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. We are a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc.

PRO.105479-08	8

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. Through a merger, our operations include the business of Aetna Variable
Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas
life insurance company organized in 1954). Prior to January 1, 2002, the Company was known as Aetna Life
Insurance and Annuity Company.

We are engaged in the business of issuing life insurance and annuities.

Our principal executive offices are located at:

                     One Orange Way
                     Windsor, Connecticut 06095-4774

Regulatory Developments - the Company and the Industry. As with many financial services companies, the
Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters. Federal and state regulators and self-
regulatory agencies are conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; sales and marketing practices (including sales to seniors); specific product types (including group annuities and indexed annuities); and
disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The
Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company.

These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues. Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission
(“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

PRO.105479-08	9

Action may be taken by regulators with respect to certain ING affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on
ING or ING’s U.S. based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC.
Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S. based operations, including the Company.

Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-
regulatory authorities. In addition, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution, and administration. Failure to meet any of these complex tax, securities, or insurance requirements could subject the Company to administrative penalties, unanticipated remediation, or other claims and costs.

INVESTMENT OPTIONS

The contract offers variable investment options and a fixed interest option. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity
Account C (the separate account), a separate account of the Company. Earnings on amounts invested in the subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

Fund Descriptions. We provide brief descriptions of the funds in Appendix III. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained free of charge at the address and telephone number listed in “Contract Overview - Questions: Contacting the Company,” by accessing the SEC’s web site, or by contacting the SEC Public Reference Branch.

Fixed Interest Option. For a description of the Fixed Plus Account, see Appendix I.

Selecting Investment Options
• Choose options appropriate for you. Your local representative can help you evaluate which investment options may be appropriate for your financial goals.
• Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.
• Be informed. Read this prospectus, the fund prospectuses and the Fixed Plus Account appendix.

Limits on Option Availability. Some investment options may not be available through certain contracts and plans or in some states. We may add, withdraw or substitute investment options, subject to the conditions in the contract and in compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

PRO.105479-08	10

Limits on Number of Options Selected. Generally, the contract holder, or you if permitted by the plan, may select no more than 18 investment options at one time during the accumulation phase of your account. If you have an outstanding 403(b) loan, you may currently make a total of 18 cumulative selections over the life of the account.
Each subaccount and the Fixed Plus Account counts toward these limits. If you have a loan on the account, each option counts toward the limit, even after the full value is transferred to other options.

Additional Risks of Investing in the Funds.

Insurance-Dedicated Funds. (Mixed and Shared Funding) Some of the funds described in this prospectus are available only to insurance companies for their variable contracts. Such funds are often referred to as “insurance-
dedicated funds,” and are used for “mixed” and “shared” funding.

“Mixed funding” occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

“Shared funding” occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

▹	Mixed--bought for annuities and life insurance
▹	Shared--bought by more than one company

Public Funds. The following funds, which the subaccounts buy for variable annuity contracts, are also available to the general public:

▹	AIM Mid Cap Core Equity Fund
▹	AIM Small Cap Growth Fund
▹	American Century® Income & Growth Fund
▹	DWS Equity 500 Index Fund
▹	ING GNMA Income Fund
▹	Lord Abbett Mid-Cap Value Fund
▹	Pax World Balanced Fund
▹	T. Rowe Price Value Fund
▹	The Growth Fund of America®
▹	Wells Fargo Advantage Small Cap Value Fund

See “Taxation - 403(b) Plans” for a discussion of investing in one of the public funds under a 403(b) annuity contract.

Possible Conflicts of Interest. With respect to the insurance-dedicated funds and the public funds, it is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds, or some other reason. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each insurance-
dedicated fund’s board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken to address such conflicts. With respect to both public funds and the insurance-dedicated funds, in the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of Variable Annuity Account C from participation in the funds that are involved in the conflict.

PRO.105479-08	11

TRANSFERS

Transfers Among Investment Options. During the accumulation phase and income phase, the contract holder, or you if permitted by the plan, may transfer amounts among investment options. See “The Income Phase” for additional information about transfers during the income phase. Transfers from the Fixed Plus Account are restricted as outlined in Appendix I and the contract. Transfers may be requested in writing, by telephone or, where available, electronically. Transfers must be made in accordance with the terms of the contract.

Value of Transferred Dollars. The value of amounts transferred in or out of subaccounts will be based on the subaccount unit values next determined after we receive your request in good order at the address listed in “Contract
Overview - Questions: Contacting the Company,” or if you are participating in the dollar cost averaging or account rebalancing programs, after your scheduled transfer or reallocation.

Telephone and Electronic Transfers: Security Measures. To prevent fraudulent use of telephone or electronic transactions, (including, but not limited to, Internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

  Increased trading and transaction costs;
  Forced and unplanned portfolio turnover;
  Lost opportunity costs; and
  Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners and participants.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase or participate in the contract.

Excessive Trading Policy. We and the other members of the ING family of companies that provide multi-fund variable insurance and retirement products have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

  Meets or exceeds our current definition of Excessive Trading, as defined below; or
  Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products.
PRO.105479-08	12

We currently define “Excessive Trading” as:

• More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of
Excessive Trading; or
• Six round-trips involving the same fund within a rolling twelve month period.

The following transactions are excluded when determining whether trading activity is excessive:

• Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);
• Transfers associated with scheduled dollar cost averaging, scheduled rebalancing, or scheduled asset allocation programs;
• Purchases and sales of fund shares in the amount of $5,000 or less;
• Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and
• Transactions initiated by us, another member of the ING family of companies, or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter (once per year) warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice
Response Unit (VRU), telephone calls to the ING Customer Service Center or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling twelve month period, we will send them a letter warning that another purchase and sale of that same fund within twelve months of the initial purchase in the first round-trip will be deemed to be Excessive Trading and result in a suspension of their Electronic
Trading Privileges. According to the needs of the various business units, a copy of any warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative, or the investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those that involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity, and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

PRO.105479-08	13

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic
Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

The Company does not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our
Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners, participants, and fund investors, and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners and participants or, as applicable, to all contract owners and participants investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market-timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted
above.

Limits Imposed by the Underlying Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the ING family of companies, either by prospectus or stated policy, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations
(which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract owner and participant trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the Company is required to share information regarding contract owner and participant transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner and participant transactions, this information may include personal contract owner and participant information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner or participant’s transactions if the fund determines that the contract owner or participant has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of purchase payments or account value to the fund or all funds within the fund family.

PRO.105479-08	14

The Dollar Cost Averaging Program. The contracts allow you to participate in our dollar cost averaging program.
There is no additional charge for this service. However, you must have an account value of at least $5,000 before you can participate in the dollar cost averaging program. Dollar cost averaging is a system of investing that buys fixed dollar amounts of an investment at regular intervals, regardless of price. Our program transfers, at regular intervals, a fixed dollar amount to one or more subaccounts that you select. Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information about this program, contact your local representative or call the Company at the number listed in “Contract Overview - Questions: Contacting the
Company.”

Dollar cost averaging is not available if you elect to participate in the account rebalancing program.

The Account Rebalancing Program. Under some contracts you may participate in account rebalancing. Account rebalancing allows you to reallocate your account value to match the investment allocations you originally selected.
Only account values invested in the subaccounts may be rebalanced. We automatically reallocate your account value annually (or more frequently as we allow). Account rebalancing neither ensures a profit nor guarantees against loss in a declining market. There is no additional charge for this program. If available under your contract, you may participate in this program by completing the account rebalancing election form or by contacting the Company at:
ING Life Insurance and Annuity Company, Technical Services, One Orange Way, Windsor, CT 06095-4774, phone:
1-800-262-3862, fax: 1-800-643-8143.

Account rebalancing is not available if you elect to participate in the dollar cost averaging program.

CONTRACT PURCHASE AND PARTICIPATION

Contracts Available for Purchase. The contracts available for purchase are group or individual deferred variable annuity contracts that the Company offers in connection with plans established by eligible organizations under Tax
Code sections 401(a), 403(b) and 457(b). Contributions to a Roth 403(b) account must be made by after-tax salary reduction (to the extent allowed by the contract), transfer, or rollover paid to us on your behalf, as permitted by the
Tax Code. The contracts may not be available in all states.

When considering whether to purchase or participate in the contract, you should consult with your financial representative about your financial goals, investment time horizon and risk tolerance.

ERISA Notification. Some plans under Sections 401 and 403(b) are subject to Title I of the Employee Retirement
Income Security Act of 1974 (ERISA), as amended. The contract holder must notify the Company whether Title I of
ERISA applies to the plan.

Use of an Annuity Contract in your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account
(such as a 401(a), 403(b), Roth 403(b), or 457 plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. However, annuities do provide other benefits (such as the guaranteed death benefit and the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative.

PRO.105479-08	15

Purchasing the Contract.

1.	The contract holder submits the required forms and application to the Company.
2.	We approve the forms and issue a contract to the contract holder.

Participating in the Contract.

1.	We provide you with enrollment materials for completion and return to us (occasionally enrollment is conducted by someone unaffiliated with us who is assisting the contract holder).
2.	If your enrollment materials are complete and in good order, we establish one or more accounts for you. Under certain plans we establish an employee account for contributions from your salary and an employer account for employer contributions. We may also establish a separate account for Roth 403(b) contributions.

Acceptance or Rejection. We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying purchase payments for five business days, unless you consent to our holding them longer. If we reject the application or enrollment, we will return the forms and any purchase payments.

Methods of Purchase Payment. The contract may allow one or more of the following purchase payment methods:

▹	Lump-sum payments--A one-time payment to your account in the form of a transfer from a previous plan; and/or
▹	Installment payments--More than one payment made over time to your account.

The plan and the contract may have certain rules or restrictions that apply to use of these two methods. For example, we may require that lump sum payments or installment payments meet certain minimums.

Allocation of Purchase Payments. The contract holder or you, if the contract holder permits, directs us to allocate initial contributions to the investment options available under the plan. Generally, you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested in writing and, where available, by telephone or electronically. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected. See “Investment Options” and “Transfers.”

Transfer Credits. The Company provides a transfer credit in some cases on transferred assets, as defined by the
Company, subject to certain conditions and state approvals. This benefit is provided on a nondiscriminatory basis. If a transfer credit is due under the contract, you will be provided with additional information specific to the contract.

Tax Code Restrictions. The Tax Code places some limitations on contributions to your account. See “Taxation.”

Factors to Consider in the Purchase Decision. The decision to purchase or participate in the contract should be discussed with your financial representative. Make sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur when, together with your financial representative, you consider an investment in the contract. You should pay attention to the following issues, among others:

PRO.105479-08	16

(1)	Long-Term Investment - This contract is a long-term investment, and is typically most useful as part of a personal retirement plan. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½.
(2)	Investment Risk - The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in.
(3)	Features and Fees - The fees for this contract reflect costs associated with the features and benefits it provides.
As you consider this contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features.
(4)	Exchanges - Replacing an existing insurance contract with this contract may not be beneficial to you. If this contract will be a replacement for another annuity contract or mutual fund option under the plan, you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under this contract. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any increased charges that might apply under this contract. Also, be sure to talk to your financial professional or tax adviser to make sure that the exchange will be handled so that it is tax-free.

Other Products. We and our affiliates offer various other products with different features and terms than these contracts, which may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact your registered representative. These alternative options may not be available under your plan.

CONTRACT OWNERSHIP AND RIGHTS

Who Owns the Contract? The contract holder. This is the person or entity to whom we issue the contract.

Who Owns Money Accumulated Under the Contract?

▹	Under Governmental 457 Plans. The Tax Code requires that 457 plan assets of governmental employers be held in trust for the exclusive benefit of you and your beneficiaries. An annuity contract satisfies the trust requirement of the Tax Code.
▹	Under Tax-Exempt 457 Plans. In order to avoid being subject to the Employee Retirement Income Security
Act of 1957 (ERISA), 457 plan assets of tax-exempt employers (including certain nonqualified, church-
controlled organizations) remain the property of the employer, and are subject to the claims of the employer’s general creditors.
▹	Under 403(b), Roth 403(b) or 401(a) Plans. Under the contract, we may establish one or more accounts for you. Generally, we establish an employee account to receive salary reduction and rollover amounts and an employer account to receive employer contributions. We may also establish a separate account for Roth 403(b)
contributions. You have the right to the value of your employee account and any employer account to the extent you are vested as interpreted by the contract holder.

PRO.105479-08	17

Who Holds Rights Under the Contract? Under all contracts, except group contracts issued through a voluntary
403(b) or Roth 403(b) plan, the contract holder holds all rights under the contract. The contract holder may permit you to exercise some of those rights. For example, the contract holder may allow you to choose investment options.

If you participate in a group or individual contract through a voluntary 403(b) or Roth 403(b) plan, you currently hold all rights under the contract. However, pursuant to Treasury Department regulations that are generally effective on January 1, 2009, the future exercise of certain of these rights may require the consent and approval of the contract holder. We reserve the right to modify the contracts to comply with these regulations where allowed, or where required by law. See “Taxation – Section 403(b) Tax-Deferred Annuities.”

For additional information about the respective rights of the contract holder and participants under 403(b), Roth
403(b), and 401(a) plans, see Appendix II.

RIGHT TO CANCEL

When and How to Cancel. If the contract holder chooses to cancel a contract, we must receive the contract and a written notice of cancellation within 10 days (or a longer period if required by state law) after the contract holder’s receipt of the contract.

If you wish to cancel participation in the contract and are allowed to do so under the contract and the plan, you must send the document evidencing your participation and a written notice of cancellation to the Company within 10 days
(or a longer period if required by state law) after you receive confirmation of your participation in the contract.

Refunds. We will produce a refund not later than seven calendar days after we receive the required documents and written notice in good order at the address listed in “Contract Overview - Questions: Contacting the Company.” The
refund will equal amounts contributed to the contract or account(s), as applicable, plus any earnings or less any losses attributable to the investment options in which amounts were invested. Any mortality and expense risk charges and administrative expense charges (if any) deducted during the period you held the contract will not be returned. We will not deduct an early withdrawal charge. In certain states, we are required to refund contributions.
When a refund of contributions is not required, the investor bears any investment risk.

PRO.105479-08	18

FEES
Types of Fees

There are certain types of fees or
charges which you may incur under the
contract:
I. Maximum Transaction Fees
  • Early Withdrawal Charge
  • Redemption Fees
II. Fees Deducted from the
  Subaccounts
  • Mortality and Expense Risk
    Charge
  • Administrative Expense
    Charge
III. Fund Fees and Expenses
IV. Premium and Other Taxes

The following repeats and adds to information provided in the “Fee Table” section. Please review both this section and the “Fee Table” section for information on fees.

I. Maximum Transaction Fees Early Withdrawal Charge

Under the contract, withdrawals of all or a portion of your account value attributable to installment payments may be subject to a charge. In the case of a partial withdrawal where you request a specified dollar amount, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge.

There is no early withdrawal charge on the portion of your account value attributable to lump-sum payments.

Purpose: This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charges, to make up the difference.

Amount: This charge is a percentage of the amount that you withdraw from the subaccounts. We do not deduct an early withdrawal charge from amounts that you withdraw from the Fixed Plus Account. The percentage is determined by the early withdrawal charge schedule that applies to your account. The charge will never be more than 8.5% of your total purchase payments to the account, or the maximum permitted by the rules of the Financial Industry Regulatory Authority.

Early Withdrawal Charge Schedule
Withdrawals from Variable Investment Options
Account Years Completed Fewer than 5 5 or more but fewer than 7 7 or more but fewer than 9 9 or more but fewer than 10 10 or more	Early Withdrawal Charge 5% 4% 3% 2% 0%	Account Year: A 12-month period measured from the date we establish your account, or measured from any anniversary of that date.

PRO.105479-08	19

Waiver of Early Withdrawal Charge. The early withdrawal charge only applies to (a) distributions for “in service transfers” of amounts the Company received via payroll deduction under this contract where such transfers are made to another 403(b), Roth 403(b), 401(a) or 457(b) product provider for the employer; and (b) distributions due to a
“severance from employment” that would not otherwise have qualified as a separation from service under prior IRS
“same desk” guidance (prior to enactment of the Economic Growth and Tax Relief Reconciliation Act of 2001). In
all other instances the early withdrawal charge is waived.

Redemption Fees

Certain funds may deduct redemption fees as a result of withdrawals, transfers, or other fund transactions you initiate. If applicable, we may deduct the amount of any redemption fees imposed by the underlying mutual funds as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your account value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

II. Fees Deducted from the Subaccounts

Mortality and Expense Risk Charge

Maximum Amount. 1.00% annually of your account value invested in the subaccounts during the accumulation phase and 1.25% annually of your account value invested in the subaccounts during the income phase.

When/How. This fee is deducted daily from the subaccounts. We do not deduct this fee from the Fixed Plus
Account.

Purpose. This fee compensates us for the mortality and expense risks we assume under the contracts.

▹	The mortality risks are those risks associated with our promise to make lifetime payments based on annuity rates specified in the contracts and our funding of the death benefits and other payments we make to owners or beneficiaries of the accounts.
▹	The expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge.

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this fee.

Reduction. We may reduce the mortality and expense risk charge from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder in writing. The contracts will have a reduced mortality and expense risk charge only during the accumulation phase of the account, which then increases during the income phase (but not beyond the maximum amount). Any reduction will reflect differences in expenses for administration based on such factors as:

PRO.105479-08	20

▹	The expected level of assets under the plan (under some contracts, we may aggregate accounts under different contracts issued by the Company to the same contract holder);
▹	The size of the prospective group, projected annual number of eligible participants and the program’s participation rate;
▹	The plan design (for example, the plan may favor stability of invested assets and limit the conditions for withdrawals, loans and available investment option, which in turn lowers administrative expenses);
▹	The frequency, consistency and method of submitting payments and loan repayments;
▹	The method and extent of onsite services we provide and the contract holder’s involvement in services such as enrollment and ongoing participant services;
▹	The contract holder’s support and involvement in the communication, enrollment participant education and other administrative services;
▹	The projected frequency of distributions; and
▹	The type and level of other factors that affect the overall administrative expense.

We will determine any reduction of the mortality and expense risk charge on a basis that is not unfairly discriminatory according to our rules in effect at the time a contract application is approved. We reserve the right to change these rules from time to time.

Administrative Expense Charge

Maximum Amount. We currently do not impose this fee. However, we reserve the right to charge an administrative expense charge of up to 0.25% annually of your account value invested in the subaccounts.

When/How. If charged, this fee is deducted daily from the subaccounts. We will not deduct this fee from the Fixed
Plus Account. This fee may be assessed during the accumulation phase and the income phase. If we are imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply to you during the entire income phase.

Purpose. This fee helps defray our administrative expenses that cannot be covered by the mortality and expense charge described above. The fee is not intended to exceed our average expected cost of administering the contracts.
We do not expect to make a profit from this fee.

Reduction. If we charge the administrative expense charge, we may reduce it from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder, in writing. The level of the fee may be reassessed and increased or decreased at each contract anniversary as the characteristics of the group change.

III. Fund Fees and Expenses

As shown in the fund prospectuses and described in the “Fees Deducted by the Funds” section of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses, which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract holder services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

PRO.105479-08	21

The Company or its U.S. affiliates receive substantial revenue from each of the funds or the funds’ affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the Company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

Certain funds may be structured as “fund of funds” (including the ING VP Strategic Allocation portfolios). These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated as well. The fund prospectuses disclose the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds. These funds are identified in the investment option list on the front of this prospectus.

In terms of total dollar amounts received, the greatest amount of revenue generally comes from assets allocated to funds managed by Directed Services LLC or other Company affiliates, which funds may or may not also be subadvised by a Company affiliate. Assets allocated to funds managed by a Company affiliate but subadvised by unaffiliated third parties generally generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated funds generate the least amount of revenue. The Company expects to make a profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

Types of Revenue Received from Affiliated Funds

Affiliated funds are (a) funds managed by Directed Services LLC or other Company affiliates, which may or may not also be subadvised by another Company affiliate; and (b) funds managed by a Company affiliate but that are subadvised by unaffiliated third parties.

Revenues received by the Company from affiliated funds may include:

• A share of the management fee deducted from fund assets;
• Service fees that are deducted from fund assets;
• For certain share classes, the Company or its affiliates may also receive compensation paid out of 12b-1 fees that are deducted from fund assets; and
• Other revenues that may be based either on an annual percentage of average net assets held in the fund by the
Company or a percentage of the fund’s management fees.

These revenues may be received as cash payments or according to a variety of financial accounting techniques that are used to allocate revenue and profits across the organization. In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company.

Types of Revenue Received from Unaffiliated Funds

Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

PRO.105479-08	22

Revenues received by the Company or its affiliates from unaffiliated funds include:

• For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets; and
• Additional payments for administrative, recordkeeping or other services that we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund prospectus. These additional payments may be used by us to finance distribution of the contract.

These revenues are received as cash payments, and if the unaffiliated fund families currently offered through the contract were individually ranked according to the total amount they paid to the Company or its affiliates in 2007, in connection with the registered variable annuity contracts issued by the Company, that ranking would be as follows:

1.	American Funds	7.	PIMCO Funds
2.	Franklin Templeton Investments	8.	American Century Investments
3.	Lord Abbett Funds	9.	T. Rowe Price Funds
4.	Columbia Wanger Asset Management	10.	Deutsche Asset Management, LLC
5.	AIM Investments	11.	Wells Fargo Funds Management, LLC
6.	Pax World Funds

Some of the fund families listed above may not have paid any such amounts during 2007. If the revenues received from affiliated funds were included in the table above, payments from Directed Services LLC and other Company affiliates would be first on the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in
Company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to co-branded marketing materials; targeted marketing sales opportunities; training opportunities at meetings; training modules for sales personnel; and opportunity to host due diligence meetings for representatives and wholesalers.

Please note certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. See
“Contract Distribution.”

IV. Premium and Other Taxes

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

When/How. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments. We will not deduct a charge for municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account.
See “Taxation.”

PRO.105479-08	23

YOUR ACCOUNT VALUE

During the accumulation phase, your account value at any given time equals:

▹	Account dollars directed to the Fixed Plus Account, including interest earnings to date; less
▹	Any deductions from the Fixed Plus Account (e.g. withdrawals); plus
▹	The current dollar value of amounts held in the subaccounts, which takes into account investment performance and fees deducted from the subaccounts.

Subaccount Accumulation Units. When a fund is selected as an investment option, your account dollars invest in
“accumulation units” of the Variable Annuity Account C subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “Accumulation Unit Value,” as described below, for each unit.

Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The value of accumulation units vary daily in relation to the underlying fund’s investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, and the administrative expense charge (if any). We discuss these deductions in more detail in “Fee Table” and
“Fees.”

Valuation. We determine the AUV every business day after the close of the New York Stock Exchange (normally at
4:00 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the
“net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

▹	The net assets of the fund held by the subaccount as of the current valuation; minus
▹	The net assets of the fund held by the subaccount at the preceding valuation; plus or minus
▹	Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed);
▹	Divided by the total value of the subaccount’s units at the preceding valuation;
▹	Minus a daily deduction for the mortality and expense risk charge and the administrative expense charge, if any and any other fees deducted daily from investments in the separate account. See “Fees.”

The net investment rate may be either positive or negative.

PRO.105479-08	24

Hypothetical Illustration. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the New York Stock Exchange (“NYSE”) (normally at 4:00 p.m. Eastern Time), the applicable AUV’s are $10 for Subaccount A, and $25 for Subaccount B. The investor’s account is credited with 300 accumulation units of subaccount A and 80 accumulation units of subaccount B.

Step 1: An investor contributes $5,000.			$5,000 contribution
Step 1 ||
Step 2:
A.	He directs us to invest $3,000 in Fund	ING Life Insurance and Annuity Company
A. His dollars purchase 300
accumulation units of Subaccount A
	($3,000 divided by the current $10		Step 2 ||
	AUV).	Variable Annuity Account C
B.	He directs us to invest $2,000 in Fund	Subaccount A 300 accumulation units	Subaccount B 80 accumulation units	Etc.
B. His dollars purchase 80
accumulation units of Subaccount B
($2,000 divided by the current $25
AUV).
Step 3: The separate account then purchases		||	Step 3 ||
shares of the applicable funds at the current		Fund A	Fund B
market value (net asset value or NAV).

The fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of initial purchase payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms, as described in “Contract Purchase and Participation.” Subsequent
purchase payments or transfers directed to the subaccounts that we receive in good order by the close of business of the NYSE (normally 4 p.m. Eastern Time) will purchase subaccount accumulation units at the AUV computed after the close of the NYSE on that day. The value of subaccounts may vary day to day.

PRO.105479-08	25

WITHDRAWALS
Deductions for Taxes

Amounts withdrawn may be
subject to tax penalties and
withholding. See “Taxation.”
To determine which may
apply, refer to the appropriate
sections of this prospectus,
contact your local
representative or call the
Company at the number listed
in “Contract Overview -
Questions: Contacting the
Company.”

Making a Withdrawal. Subject to limitations on withdrawals from the Fixed
Plus Account and other restrictions (see “Withdrawal Restrictions” below), the contract holder, or you if permitted by the plan, may withdraw all or a portion of your account value at any time during the accumulation phase.

Steps for Making a Withdrawal. The contract holder, or you if permitted by the plan, must:

▹	Select the withdrawal amount.
• Full Withdrawal: You will receive, reduced by any required tax, your account value allocated to the subaccounts, minus any applicable early withdrawal charge or redemption fees, plus the amount available for withdrawal from the Fixed Plus Account.
• Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge or redemption fees for amounts withdrawn from the subaccounts. The amount available from the Fixed Plus Account may be limited.
For a description of limitations on withdrawals from the Fixed Plus Account, see Appendix I.
▹ Select investment options. If not specified, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an account value.

▹ Properly complete a distribution form and submit it to the address listed in “Contract Overview – Questions: Contacting the Company.”

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the New York Stock Exchange
(normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value either:

1.	As of the next valuation date after we receive a request for withdrawal in good order at the address listed in “Contract Overview – Questions: Contacting the Company”; or

2.	On such later date as specified on the disbursement form.
Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, we will send your payment not later than seven calendar days following our receipt of your disbursement form in good order.

PRO.105479-08	26

Reinvestment Privilege (not applicable to contracts under 457 plans). The contract allows for a one-time use of a reinvestment privilege. Within 30 days after a full withdrawal, if allowed by law, you may elect to reinvest all or a portion of the proceeds. We must receive reinvested amounts within 60 days of the withdrawal. We will credit the account for the amount reinvested based on the subaccount values next computed following our receipt of your request and the amount to be reinvested. We will reinvest in the same investment options and proportions in place at the time of withdrawal. Seek competent advice regarding the tax consequences associated with reinvestment.

Withdrawal Restrictions. Some plans may have other limits on withdrawals, other than or in addition to those listed below:

▹

Section 403(b)(11) of the Tax Code prohibits withdrawals under 403(b) contracts prior to your death, disability, attainment of age 59½, severance from employment, or financial hardship, of the following: (1)
Salary reduction contributions made after December 31, 1988 and; (2) Earnings on those contributions and earnings on amounts held before 1989 and credited after December 31, 1988 (these amounts are not available for hardship withdrawals). Other withdrawals may be allowed as provided for under the Tax Code or regulations.

▹	Effective January 1, 2009, the new 403(b) regulations impose restrictions on the distribution of 403(b)
employer contributions under certain contracts. See “Taxation of Qualified Contracts – Distributions – 403(b)
Plans.”

The contract may require that the contract holder certify that you are eligible for the distribution.

Waivers of Early Withdrawal Charge and Fixed Plus Account Full Withdrawal Provisions. Although the Tax
Code permits distributions upon a participant’s severance from employment, the contracts do not provide for a waiver of early withdrawal charges or the Fixed Plus Account full withdrawal provisions unless the severance from employment would otherwise have qualified as a separation from service under prior IRS “same desk” guidance
(prior to enactment of the Economic Growth and Tax Relief Reconciliation Act of 2001).

LOANS

Availability. If allowed by the contract and the plan, you may take out a loan from your account value during the accumulation phase. Some contracts restrict loans from your employer account. Loans are only allowed from amounts allocated to certain subaccounts and the Fixed Plus Account. Additional restrictions may apply under the
Tax Code, your plan, or due to our administrative practices or those of a third party administrator selected by your plan sponsor. Currently loans are available from 403(b) plans and 457 plans utilizing this prospectus. Loans are not available from Roth 403(b) contracts, or Roth 403(b) accounts. We reserve the right not to grant a loan request if the participant has an outstanding loan in default.

Requests. If you are eligible to obtain a loan, you may request one by properly completing the loan request form and submitting it to the address listed in “Contract Overview - Questions: Contacting the Company.” Read the terms of the loan agreement before submitting any request.

Loan Interest. Interest will be charged on loaned amounts. The difference between the rate applied and the rate credited on loans under your contract is currently 2.5% (i.e., a 2.5% loan interest rate spread). We reserve the right to apply a loan interest rate spread of up to 3.0% .

PRO.105479-08	27

SYSTEMATIC DISTRIBUTION OPTIONS
Features of a Systematic
Distribution Option

If available under your plan, a
systematic distribution option
allows you to receive regular
payments from your account
without moving into the
income phase. By remaining in
the accumulation phase, you
retain certain rights and
investment flexibility not
available during the income
phase. Because the account
remains in the accumulation
phase, all accumulation phase
charges continue to apply.

Availability of Systematic Distribution Options. These options may be exercised at any time during the accumulation phase of the contract. To exercise one of these options the account value must meet any minimum dollar amount and age criteria applicable to that option. No early withdrawal charge applies to amounts paid out under systematic distribution options. To determine what systematic distribution options are available, check with the contract holder or the Company. The Company reserves the right to discontinue the availability of one or all of the systematic distribution options at any time, and/or to change the terms for future elections.

Systematic distribution options currently available under the contract include the following:

▹ SWO--Systematic Withdrawal Option. SWO is a series of partial withdrawals from your account based on a payment method you select. It is designed for those who want a periodic income while retaining accumulation phase investment flexibility for amounts accumulated under the account. (This option may not be available if you have an outstanding loan.)
▹ ECO--Estate Conservation Option. ECO allows you to maintain the account in the accumulation phase and provides periodic payments designed to meet the Tax Code’s minimum distribution requirement.
Under ECO, the Company calculates the minimum distribution amount required by law at age 70½ (for certain plans, 70½ or retirement, if later)
and pays you that amount once a year.
Other systematic distribution options may be available from time to time.
Additional information relating to any of the systematic distribution options may be obtained from your local representative or from the address listed in
“Contract Overview – Questions: Contacting the Company.”
Electing a Systematic Distribution Option. The contract holder, or you if permitted by the plan, makes the election of a systematic distribution option.
For some contracts, the contract holder must provide the Company with certification that the distribution is in accordance with terms of the plan.
Terminating a Systematic Distribution Option. Once you elect a systematic distribution option, you may revoke it at any time through a written request to the address listed in “Contract Overview – Questions: Contacting the
Company.” Once revoked, an option may not be elected again, until the next calendar year, nor may any other systematic distribution option be elected, unless the Tax Code permits it.
Tax Consequences. Withdrawals received through these options and revocations of elections may have tax consequences. See “Taxation.”

PRO.105479-08	28

DEATH BENEFIT
	The contract provides a death benefit in the event of your death, which is	During the Income Phase This section provides information about the accumulation phase. For death benefit information applicable to the income phase, see “The Income Phase.”
payable to the beneficiary named under the contract (contract beneficiary).

▹	Under contracts issued in connection with most types of plans except voluntary 403(b) or Roth 403(b) plans, the contract holder must be named as the contract beneficiary, but may direct that we make any payments to the beneficiary you name under the plan (plan beneficiary).
▹	Under contracts issued in connection with voluntary 403(b) or Roth
403(b) plans, you may generally designate your own contract beneficiary who will normally be your plan beneficiary, as well.
During the Accumulation Phase
Payment process
1.	Following your death, the contract beneficiary (on behalf of the plan beneficiary, if applicable) must provide the Company with proof of death acceptable to us and a payment request in good order.
2.	The payment request should include selection of a benefit payment option.
3.	Within seven calendar days after we receive proof of death acceptable to us and payment request in good order at the address listed in “Contract
Overview – Questions: Contacting the Company,” we will mail payment, unless otherwise requested.
Until one of the benefit payment options listed below is selected, account dollars will remain invested as at the time of your death, and no distribution will be made.
Benefit Payment Options. The following payment options are available, if allowed by the Tax Code:
▹	Lump-sum payment;
▹	Payment under an available income phase payment option (see “Income
Phase - Payment Options”); and
▹	Payment under an available systematic distribution option (subject to certain limitations).
Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account.
This account can be accessed by the beneficiary through a checkbook feature.
The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited under this account may be less than under other settlement options.
The account value may also remain invested in the contract; however, the Tax
Code limits how long the death benefit proceeds may be left in this option.
Death Benefit Calculation. The death benefit will be based on your account value. The death benefit is calculated as of the next time we value your account following the date on which we receive proof of death and payment request in good order. In addition to this amount, some states require we pay interest on fixed interest options, calculated from date of death at a rate specified by state law.

PRO.105479-08	29

The contract provides a guaranteed death benefit if the contract beneficiary elects a lump-sum distribution or an income phase payment option within six months of your death. The guaranteed death benefit is the greater of:

(a)	Your account value on the day that notice of death and request for payment are received in good order at the address listed in “Contract Overview - Questions: Contacting the Company”; or
(b)	The sum of payments (minus any applicable premium tax) made to your account, minus withdrawals made from your account, and any outstanding loan amount.

Tax Code Requirements. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties.
Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See “Taxation” for additional information.

THE INCOME PHASE

During the income phase you receive payments from your accumulated account value.

Initiating Income Phase Payments. At least 30 days prior to the date you want to start receiving payments, the contract holder, or you if permitted by the plan, must notify us in writing of the following:

▹	Start date;
▹	Income phase payment option (see the income phase payment options table in this section);
▹	Income phase payment frequency (i.e., monthly, quarterly, semi-annually or annually);
▹	Choice of fixed or variable income phase payments;
▹	Selection of an assumed net investment rate (only if variable income phase payments are elected); and
▹	Under some plans, certification from your employer and/or submission of the appropriate forms is also required.

The account will continue in the accumulation phase until the contract holder or you, as applicable, properly initiate income phase payments. Once an income phase payment option is selected, it may not be changed; however, certain options allow you to withdraw a lump sum.

What Affects Income Phase Payment Amounts? Some of the factors that may affect income phase payment amounts include: your age, your account value, the income phase payment option selected, number of guaranteed payments (if any) selected, and whether you select variable or fixed payments.

Fixed Income Phase Payments. Amounts funding fixed income phase payments will be held in the Company’s general account. Fixed payments will remain the same over time.

Variable Income Phase Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) you select, based on what subaccounts are available during the income phase at the time you make your selection. Not all subaccounts available during the accumulation phase may be available during the income phase. We currently allow you to choose up to 18 subaccounts at any one time and we allow 12 free transfers per calendar year. We reserve the right to allow additional transfers in excess of 12 per calendar year. For variable payments, an assumed net investment rate must be selected.

PRO.105479-08	30

Assumed Net Investment Rate. If you select variable income phase payments, an assumed net investment rate must also be selected. If you select a 5% rate, your first payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3.5% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts you selected.

For more information about selecting an assumed net investment rate, request a copy of the Statement of Additional
Information by calling us. See “Contract Overview - Questions: Contacting the Company.”

Selecting an Increasing Payment. Under certain income phase payment options, if you select fixed payments, you may elect an increase of one, two, or three percent, compounded annually. The higher your percentage, the lower your initial income phase payment will be, while future payments will increase each year at a greater rate.

Generally, this feature is not available with cash refund payment options.

Charges Deducted

▹

When you select an income payment phase option (one of the options listed in the tables immediately below), a mortality and expense risk charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under variable income phase payout options and is applicable to all variable income phase payout options, including variable nonlifetime options under which we do not assume mortality risk. In this situation, this charge will be used to cover expenses. Although we expect to make a profit from this fee, we do not always do
so. For variable options under which we do not assume a mortality risk, we make a larger profit than under other options.

▹	We may also deduct a daily administrative charge from amounts held in the subaccounts. We are not currently deducting this charge, but reserve the right to do so in the future. The maximum amount is 0.25% on an annual basis of your account value invested in the subaccount. If we are imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply throughout the entire income phase.

Required Minimum Payment Amounts. The first payment amount must meet the minimums stated in the contract.
This amount is currently $50 per month or $250 per year, but the Company reserves the right to increase these amounts, if allowed by state law, based on increases reflected in the Consumer Price Index - Urban (CPI-U) since
July 1, 1993. If your account value is too low to meet these minimum payment amounts, you will receive one lump-
sum payment.

Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the following income phase payment option table. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us in good order and the payment request at the address listed in “Contract Overview - Questions: Contacting the Company.”

Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature.
The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited under this account may be less than under other settlement options.

Taxation. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the
Tax Code. See “Taxation.”

PRO.105479-08	31

Income Phase Payment Options

The following tables list the income phase payment options and accompanying death benefits that may be available under the contracts. Some contracts may restrict the options and the terms available. Refer to your certificate or check with your contract holder for details. We may offer additional income phase payment options under the contract from time to time.

Terms used in the Tables:

Annuitant: The person(s) on whose life expectancy the income phase payments are calculated.

Beneficiary: The person designated to receive the death benefit payable under the contract.

Lifetime Income Phase Payment Options
Length of Payments: For as long as the annuitant lives. It is possible that only one payment
Life Income	will be made should the annuitant die prior to the second payment’s due date.
Death Benefit-None: All payments end upon the annuitant’s death.
Length of Payments: For as long as the annuitant lives, with payments guaranteed for your
Life Income--	choice of 5 to 30 years, or as otherwise specified in the contract.
Guaranteed	Death Benefit-Payment to the Beneficiary: If the annuitant dies before we have made all
Payments*	the guaranteed payments, we will pay the beneficiary a lump-sum (unless otherwise requested) equal to the present value of the remaining guaranteed payments.
Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made should both annuitants die before the second payment’s due date.
Life Income--Two	Continuing Payments:
Lives	(a) When you select this option you choose for 100%, 66 2/3% or 50% of the payment to continue to the surviving annuitant after the first death; or
(b) 100% of the payment to continue to the annuitant on the second annuitant’s death, and
50% of the payment to continue to the second annuitant on the annuitant’s death.
Death Benefit-None: All payments end after the death of both annuitants.
Length of Payments: For as long as either annuitant lives, with payments guaranteed for your choice of 5 to 30 years, or as otherwise specified in the contract.
Life Income--Two	Continuing Payments: 100% of the payment to continue to the surviving annuitant after the
Lives--Guaranteed	first death.
Payments*	Death Benefit-Payment to the Beneficiary: If both annuitants die before the guaranteed payments have all been paid, we will pay the beneficiary a lump-sum (unless otherwise requested) equal to the present value of the remaining guaranteed payments.
Life Income--Cash	Length of Payments: For as long as the annuitant lives.
Refund Option	Death Benefit-Payment to the Beneficiary: Following the annuitant’s death, we will pay a
(fixed payment only)	lump-sum payment equal to the amount originally applied to the payment option (less any premium tax) and less the total amount of fixed income phase payments paid.
Life Income--Two	Length of Payments: For as long as either annuitant lives.
Lives--Cash Refund	Continuing Payment: 100% of the payment to continue after the first death.
Option (fixed	Death Benefit-Payment to the Beneficiary: When both annuitants die, we will pay a lump-
payment only)	sum payment equal to the amount applied to the income phase payment option (less any premium tax) and less the total amount of fixed income phase payments paid.
Nonlifetime Income Phase Payment Options
Length of Payments: Payments will continue for 5-30 years based upon the number of years you choose when selecting this option. In certain cases a lump-sum payment may be
Nonlifetime-	requested at any time (see below).
Guaranteed	Death Benefit--Payment to the Beneficiary: If the annuitant dies before we make all the
Payments*	guaranteed payments, any remaining guaranteed payments will continue to the beneficiary unless the beneficiary elects to receive the present value of the remaining guaranteed payments in a lump sum.

* Guaranteed period payments may not extend beyond the shorter of your life expectancy or until your age 95.

PRO.105479-08	32

Lifetime Income Phase Payment Options Continued:

Lump-Sum Payment: If the Nonlifetime-Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. A lump sum elected before five years of income phase payments have been completed will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. See “Fees - Early
Withdrawal Charge.” Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the address listed in “Contract Overview - Questions: Contacting the Company.”
Calculation of Lump-Sum Payments: If a lump-sum payment is available to a beneficiary or to you in the options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (i.e., the actual fixed rate used for the fixed payments, or the 3.5% or 5%
assumed net investment rate for variable payments).

CONTRACT DISTRIBUTION

General. The Company’s subsidiary, ING Financial Advisers, LLC, serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the Financial Industry Regulatory Authority (“FINRA”)
and the Securities Investor Protection Corporation (“SIPC”). ING Financial Advisers, LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774.

The contracts are offered to the public by individuals who are registered representatives of ING Financial Advisers,
LLC or other broker-dealers that have entered into a selling arrangement with ING Financial Advisers, LLC. We refer to ING Financial Advisers, LLC and the other broker-dealers selling the contracts as “distributors”.

All registered representatives selling the contracts must also be licensed as insurance agents for the Company.

The following is a list of broker-dealers that are affiliated with the Company:

Bancnorth Investment Group, Inc.	ING Funds Distributor, LLC
Directed Services LLC	ING Investment Management Services LLC
Financial Network Investment Corporation	ING Private Wealth Management LLC
Guaranty Brokerage Services, Inc.	Multi-Financial Securities Corporation
ING America Equities, Inc.	PrimeVest Financial Services, Inc.
ING DIRECT Securities, Inc.	ShareBuilder Securities Corporation
ING Financial Markets LLC	Systematized Benefits Administrators, Inc.
ING Financial Partners, Inc.

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract holders or the separate account. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

Commission Payments. Persons who offer and sell the contracts may be paid a commission. The commissions paid on transferred assets and recurring payments made during the first year of the participant account range from 1.50%
to 4%. After the first year of the participant account, renewal commissions up to 1.85% may be paid on recurring payments up to the amount of the previous year’s payments, and commissions of up to 4% may be paid on recurring payments in excess of this amount. In addition, the Company may pay an asset based commission ranging up to
0.25% .

PRO.105479-08	33

Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. Commissions and annual payments, when combined, could exceed 4% of total premium payments. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of
Company products. Under one such program, we may pay additional amounts to distributors in connection with a participant’s increased or restarted contributions and/or the number of participant enrollments completed by a registered representative during a specified time period. These other promotional incentives or payments may not be offered to all distributors, and may be limited only to ING Financial Advisers, LLC and other distributors affiliated with the Company.

We may also enter into special compensation arrangements with certain selling firms based on those firms’
aggregate or anticipated sales of the contracts or other criteria. These arrangements may include commission specials, in which additional commissions may be paid in connection with premium payments received for a limited time period, within the maximum commission rates noted above. These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. These special compensation arrangements may also be limited only to ING Financial Advisers, LLC and other distributors affiliated with the Company. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and we may also pay for some sales personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and FINRA rules. Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts.

In addition to direct cash compensation for sales of contracts described above, ING Financial Advisers, LLC may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:

• Marketing/distribution allowances that may be based on the percentages of purchase payments received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;
• Loans or advances of commissions in anticipation of future receipt of purchase payments (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on sales;
• Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;
• Sponsorship payments or reimbursements for distributors to use in sales contests and/or meetings for their registered representatives who sell our products. We do not hold contests based solely on sales of this product;
• Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, representative recruiting or other activities that promote the sale of contracts; and
• Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

PRO.105479-08	34

We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

The following is a list of the top 25 selling firms that, during 2007, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received.

1)	Symetra Investment Services, Inc.	14)	Cadaret, Grant & Co., Inc.
2)	AIG Financial Advisors Inc.	15)	Wachovia Securities, LLC
3)	Financial Network Investment Corporation	16)	First Heartland® Capital, Inc.
4)	Linsco/Private Ledger Corp.	17)	Northwestern Mutual Investment Services, LLC
5)	Lincoln Investment Planning, Inc.	18)	A.G. Edwards & Sons, Inc.
6)	Walnut Street Securities, Inc.®	19)	Financial Telesis Inc./JHW Financial & Insurance
7)	Valor Insurance Agency, Inc.		Services
8)	NFP Securities, Inc.	20)	Tower Square Securities, Inc.
9)	ING Financial Partners, Inc.	21)	Mutual Service Corporation
10)	National Planning Corporation	22)	Morgan Keegan and Company, Inc.
11)	Multi-Financial Securities Corporation	23)	Ameritas Investment Corp.
12)	Jefferson Pilot Securities Corporation	24)	Lincoln Financial Advisors Corp.
13)	Securities America, Inc.	25)	Waterstone Financial Group

If the amounts paid to ING Financial Advisers, LLC, were included, ING Financial Advisers, LLC would be first on the list.

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another Company, and may also provide a financial incentive to promote one of our contracts over another.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

Agreement with the Company

The American Federation of Teachers AFL-CIO (AFT) has decided to establish and make available to its members
401(a), 403(b), Roth 403(b) and 457(b) programs and has endorsed ING Life Insurance and Annuity Company
(ING) as their exclusive provider. In return for the endorsement, ING will provide a broad range of investment products and services to the members of AFT. ING will reimburse or pay the direct out-of-pocket expenses that the
AFT Annuity Trust incurs in informing members about these programs and independently reviewing the performance of such programs, up to a maximum of $25,000 per year. ING may also contribute to the costs of AFT-
sponsored events related to these programs.

PRO.105479-08	35

TAXATION
In this Section

I. Introduction

II. Taxation of Qualified
  Contracts
III. Possible Changes in
  Taxation

IV. Taxation of the
  Company

When consulting a tax adviser,
be certain that he or she has
expertise in the Tax Code
sections applicable to your tax
concerns.

I.	Introduction

This section discusses our understanding of current federal income tax laws affecting the contracts. You should keep the following in mind when reading it:
▹	Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contracts;

▹	Tax laws change. It is possible that a change in the future could affect contracts issued in the past;

▹	This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions; and

▹	We do not make any guarantee about the tax treatment of the contract or any transaction involving the contracts.
We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contracts, consult a tax adviser. No attempt is made to provide more than general information about the use of the contracts with tax qualified retirement arrangements. For more comprehensive information contact the Internal
Revenue Service (IRS).
Qualified Contracts
The contracts are available for purchase on a tax-qualified basis (qualified contracts).
Qualified contracts are designed for use by individuals and/or employers whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans or programs intended to qualify for special income tax treatment under Tax Code section 401(a), 403(b) or 457(b).

II. Taxation of Qualified Contracts

General
The contracts are primarily designed for use with Tax Code sections 401(a), 403(b), and 457(b) plans, including
Roth 403(b) plans. (We refer to all of these as “qualified plans”). The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. The ultimate effect of federal income taxes on the amounts held under a contract, or on income phase payments, depends on the type of retirement plan or program, the tax and employment status of the individual concerned, and on your tax status.
Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

PRO.105479-08	36

Adverse tax consequences may result from contributions in excess of specified limits, distributions before age 59½
(subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. Some qualified plans are subject to additional distribution or other requirements that are not incorporated into our contract. No attempt is made to provide more than general information about the use of the contracts with qualified plans. Contract holders, participants, annuitants, and beneficiaries are cautioned that the rights of any person to any benefit under these qualified plans may be subject to the terms and conditions of the plan themselves, regardless of the terms and conditions of the contract. The
Company is not bound by the terms and conditions of such plans to the extent such terms contradict the contract, unless we consent.

Generally, contract holders, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral
Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as defined in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as the guaranteed living benefits and/or death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

Section 403(b) and Roth 403(b) Tax-Deferred Annuities. The contracts are available as Tax Code section 403(b)
tax-deferred annuities. Section 403(b) of the Tax Code allows employees of certain Tax Code section 501(c)(3)
organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee’s retirement.

The contracts may also be available as a Roth 403(b), as described in Tax Code section 402A, and we may set up accounts for you under the contract for Roth 403(b) contributions. Tax Code section 402A allows employees of public schools and certain Tax Code section 501(c)(3) organizations to contribute after-tax salary contributions to a
Roth 403(b), which provides for tax-free distributions, subject to certain restrictions.

In July 2007, the Treasury Department issued final regulations that are generally effective January 1, 2009. These final regulations may be relied upon prior to that date as long as reliance is on a reasonable and consistent basis. We reserve the right to modify the contracts to comply with these regulations where allowed, or where required by law.
The final regulations include: (a) a written plan requirement; (b) the ability to terminate a 403(b) plan, which would entitle a participant to a distribution; (c) the replacement of IRS Revenue Ruling 90-24 with new exchange rules effective September 25, 2007 and requiring information sharing between the 403(b) plan sponsor and/or its delegate and the product provider as well as new plan-to-plan transfer rules (under these new exchange and transfer rules, the
403(b) plan sponsor can elect not to permit exchanges or transfers); and (d) new distribution rules for 403(b)(1)
annuities that would impose withdrawal restrictions on non-salary reduction contribution amounts in addition to salary reduction contribution amounts, as well as other changes.

In addition to being offered as an investment option under the contract, shares of the following funds:

• AIM Mid Cap Core Equity Fund	• Lord Abbett Mid-Cap Value Fund
• AIM Small Cap Growth Fund	• Pax World Balanced Fund
• American Century® Income & Growth Fund	• T. Rowe Price Value Fund
• DWS Equity 500 Index Fund	• The Growth Fund of America®
• ING GNMA Income Fund	• Wells Fargo Advantage Small Cap Value Fund

PRO.105479-08	37

are also offered for sale directly to the general public. In order to qualify for favorable tax treatment under Tax Code section 403(b), a contract must be considered an “annuity.” In Revenue Procedure 99-44, the IRS concluded that it will treat a contract as an annuity for tax purposes under Tax Code section 403(b), notwithstanding that contract premiums are invested at the contract holder’s direction in publicly available securities. This treatment will be available provided no additional tax liability would have been incurred if the contribution was paid into a trust or a custodial account in an arrangement that satisfied the requirements of Tax Code section 401(a) or 403(b)(7)(A). We believe that the contracts satisfy the requirements set forth in Revenue Procedure 99-44 and will therefore be treated as an annuity for tax purposes, notwithstanding the fact that investments may be made in publicly available securities. However, the exact nature of the requirements of Revenue Procedure 99-44 is unclear, and you should consider consulting with a tax adviser before electing to invest in a fund that is offered for sale to the general public.

Revenue Procedure 99-44 does not specifically address the use of publicly available securities in annuity contracts designed for use as a Roth 403(b). However, we believe that under this analysis such investment should not impact the treatment of such contracts as annuity contracts for purposes of Tax Code section 403(b). You should consider consulting with a tax adviser before electing to invest in a fund that is offered for sale to the general public through one of these contracts.

Section 401(a) Plans. Section 401(a) of the Tax Code permits certain employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans. Employers intending to use the contract with such plans should seek competent legal advice.

Section 457(b) Plans. Section 457(b) of the Tax Code permits certain employers to offer deferred compensation plans for their employees. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities (governmental employers), as well as non-governmental, tax-exempt organizations (non-governmental employers). Participation in a 457(b) plan maintained by a non-governmental employer is generally limited to highly compensated employees and select management (other than 457(b) plans maintained by nonqualified, church-controlled organizations). Generally, participants may specify the form of investment for their deferred compensation account.

Under 457(b) plans of non-governmental employers, all property and rights purchased with such amounts and all income attributable to such amounts, property and rights remain solely the property and rights of the employer and are subject to the claims of the employer’s general creditors. 457(b) plans of governmental employers, on the other hand, are required to hold all assets and income of the plan in trust for the exclusive benefit of plan participants and their beneficiaries. For purposes of meeting this requirement, an annuity contract is treated as a trust.

Contributions
In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans are limited by the Tax Code. We provide general information on these requirements for certain plans below. You should consult with your tax adviser in connection with contributions to a qualified contract.

           401(a), 403(b), and Roth 403(b) Plans. Total annual contributions (including pre-tax and Roth 403(b) after-tax contributions) by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or
$46,000 (as indexed for 2008). Compensation means your compensation for the year from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section
402(g) and any amounts not includible in gross income under Tax Code sections 125 or 457.

This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional requirement limits your salary reduction contributions to a 403(b) or Roth 403(b) plan to generally no more than $15,500. Contribution limits are subject to annual adjustments for cost-of-living increases. Your own limit may be higher or lower, depending upon certain conditions.

PRO.105479-08	38

With the exception of Roth 403(b) contributions, purchase payments to your account(s) will generally be excluded from your gross income. Roth 403(b) salary reduction contributions are made on an after-tax basis.

457(b) Plans. In order to be excludible from gross income for federal income tax purposes, total annual contributions made by you and your employer to a 457(b) plan cannot exceed, generally, the lesser of $15,500 or
100% of your includible compensation. Generally, includible compensation means your compensation for the year from the employer sponsoring the plan, including deferrals to the employer’s Tax Code section 457, 401(k), Roth
401(k), 403(b), Roth 403(b), and 125 cafeteria plans.

The $15,500 limit is subject to an annual adjustment for cost-of-living increases.

Catch-up Contributions. Notwithstanding the contribution limits noted above, a participant in a 403(b), Roth
403(b), or a 457(b) plan of governmental employer who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:

(a)	$5,000; or
(b)	The participant’s compensation for the year reduced by any other elective deferrals of the participant for the year.

Additional catch-up provisions may be available. For advice on using a catch-up provision, please consult with your tax adviser.

Distributions - General
Certain tax rules apply to distributions from the contracts. A distribution is any amount taken from a contract including withdrawals, income phase payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

401(a), 403(b), and Governmental 457(b) Plans. All distributions from these plans are taxed as received unless one of the following is true:

▹	The distribution is an eligible rollover distribution and is rolled over to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;
▹	You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
▹	The distribution is a qualified health insurance premium of a retired public safety officer as defined in the Pension Protection Act of 2006.

A payment is an eligible rollover distribution unless it is:

• Part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of
The participant or the joint life expectancy of the participant and his designated beneficiary or for a specified
Period of 10 years or more;
• Required minimum distribution under Tax Code section 401(a)(9);
• A hardship withdrawal;
• Otherwise excludable from income; or
• Not recognized under applicable regulations as eligible for rollover.

PRO.105479-08	39

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a contract used with a
401(a) or 403(b) plan (or amounts from a governmental 457(b) plan that are attributable to rollovers from such plans) unless certain exceptions, including one or more of the following, have occurred:

a)	You have attained age 59½;
b)	You have become disabled, as defined in the Tax Code;
c)	You have died and the distribution is to your beneficiary;
d)	You have separated from service with the sponsor at or after age 55;
e)	The distribution amount is rolled over into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;
f)	You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;
g)	The distribution is made due to an IRS levy upon your plan;
h)	The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (QDRO);
or
i)	The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006.

In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax
Code may provide other exceptions or impose other penalty taxes in other circumstances.

     401(a) Pension Plans. Subject to the terms of your 401(a) pension plan, distributions may only occur upon your retirement, death, disability, severance from employment, attainment of normal retirement age, attainment of age 62 under a phased retirement provision if available under your plan as described in the Pension Protection Act of
2006, or termination of the plan, in some instances. Such distributions remain subject to other applicable restrictions under the Tax Code.

     403(b) Plans. Distribution of certain salary reduction contributions and earnings on such contributions are restricted under Tax Code section 403(b)(11) may only occur upon your death, attainment of age 59½, severance from employment, disability or financial hardship, or under other exceptions as provided for by the Tax Code or regulations. (See “Withdrawals - Withdrawal Restrictions.”) Such distributions remain subject to other applicable restrictions under the Tax Code.

Effective January 1, 2009, and for any contracts or participant accounts established on or after that date, the new
403(b) regulations prohibit the distribution of amounts attributable to employer contributions before the earlier of your severance from employment or prior to the occurrence of some event as provided under your employer’s plan, such as after a fixed number of years, the attainment of a stated age, or a disability.

If the Company agrees to accept amounts exchanged from a Tax Code section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code section 403(b)(7)(A)(ii).

     Roth 403(b) Plans. You may take partial or full withdrawals of purchase payments made by salary reduction and earnings credited on those purchase payments from a Roth 403(b) account only if you have:

a)	Attained age 59½;
b)	Experienced a severance from employment;
c)	Become disabled as defined in the Tax Code;
d)	Died;
e)	Experienced financial hardship as defined by the Tax Code; or
f)	Met other circumstances as allowed by federal law, regulations or rulings.

The amount available for financial hardship is limited to the lesser of the amount necessary to satisfy the financial hardship or the amount attributable to salary reduction contributions (excluding earnings on such contributions).

PRO.105479-08	40

A partial or full withdrawal of purchase payments made by salary reduction to a Roth 403(b) account and earnings credited on those purchase payments will be excludable from income if it is a qualified distribution. A qualified distribution from a Roth 403(b) account is one that meets the following requirements.

1.	The withdrawal occurs after the 5-year taxable period measured from the earlier of:
	a)	the first taxable year you made a designated Roth 403(b) contribution to any designated Roth 403(b)
account established for you under the same applicable retirement plan as defined in Tax Code section
402A; or
	b)	if a rollover contribution was made from a designated Roth 403(b) account previously established for you under another applicable retirement plan, the first taxable year for which you made a designated
Roth 403(b) contribution to such previously established account; and
2.	The withdrawal occurs after you attain age 59½, die with payment being made to your beneficiary, or become disabled as defined in the Tax Code.

     457(b) Plans. All distributions from a 457(b) plan are taxed with when paid or made available to you. Under a
457(b) plan, amounts may not be made available to you earlier than (1) the calendar year you attain age 70½; (2)
when you experience a severance from employment with your employer; or (3) when you experience an unforeseeable emergency. A one-time in-service distribution may also be permitted if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the 2-year period ending on the date of distribution.

     Special Hurricane-Related Relief. The Katrina Emergency Tax Relief Act and the Gulf Opportunity Zone Act
provide tax relief to victims of Hurricanes Katrina, Rita and Wilma. The relief includes a waiver of the 10% penalty tax on qualified hurricane distributions from eligible retirement plans, including 401(a), 403(b), and governmental
457(b) plan. In addition, the 20% mandatory withholding rules do not apply to these distributions and the tax may be spread out ratably over a three-year period. A recipient of qualified hurricane distribution may also elect to recontribute all or a portion of the distribution to an eligible retirement plan within three (3) years of receipt without tax consequences. Other relief may also apply. You should consult a competent tax adviser for further information.

     Lifetime Required Minimum Distributions (Section 401(a), 403(b), Roth 403(b) and 457(b) Plans)
To avoid certain tax penalties, you and any designated beneficiary must meet the required minimum distribution requirements imposed by the Tax Code. These rules dictate the following:

▹	Start date for distributions;
▹	The time period in which all amounts in your contract(s) must be distributed; and
▹	Distribution amounts.

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½ or retire, whichever occurs later, unless:

▹	Under 401(a) and governmental 457(b) plans, you are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 70½; or
▹	Under 403(b) plans, the Company maintains separate records of amounts held as of December 31, 1986. In this case distribution of these amounts generally must begin by the end of the calendar year in which you attain age
75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that the excess be distributed from the December 31, 1986 balance.

PRO.105479-08	41

Time Period. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

▹	Over your life or the joint lives of you and your designated beneficiary; or
▹	Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with Tax Code section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of any other benefits provided under the account, such as guaranteed death benefits.

50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Further information regarding required minimum distributions may be found in your contract or certificate.

Required Distributions Upon Death (Section 401(a), 403(b), Roth 403(b), and 457(b) Plans)
Different distribution requirements apply after your death, depending upon if you have begun receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract or certificate.

If your death occurs on or after you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section
401(a)(9) provides specific rules for calculating the minimum required distributions after your death.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you died on September 1, 2008, your entire balance must be distributed to the designated beneficiary by
December 31, 2013. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, then payments may be made within one of the following timeframes:

▹	Over the life of the designated beneficiary; or
▹	Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

▹	December 31 of the calendar year following the calendar year of your death; or
▹	December 31 of the calendar year in which you would have attained age 70½.

No designated beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar year containing the fifth anniversary of the contract holder’s death.

Withholding
Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient’s tax status.

PRO.105479-08	42

401(a), 403(b), Roth 403(b), and 457(b) Plans of Governmental Employers. Generally, distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

457(b) Plans of Non-Governmental Employers. All distributions from these plans, except death benefit proceeds, are subject to mandatory federal income tax withholding as wages. No withholding is required on payments to designated beneficiaries.

Non-resident Aliens. If you or your designated beneficiary is non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual’s citizenship, the country of domicile and treaty status.
Section 1441 does not apply to participants in 457(b) plans of non-governmental employers.

Assignment and Other Transfers

Section 401(a), 403(b), Roth 403(b), and 457(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

▹	A plan participant as a means to provide benefit payments;
▹	An alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p); or
▹	The Company as collateral for a loan.

III. Possible Changes in Taxation

Although the likelihood of legislative change and tax reform is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). The Pension Protection Act of 2006 made permanent pension provisions under the Economic Growth and Tax Relief Reconciliation Act of 2001. You should consult a tax adviser with respect to legislative developments and their effect on the contract.

IV. Taxation of the Company

We are taxed as a life insurance company under the Tax Code. Variable Annuity Account C is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the
Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.

PRO.105479-08	43

OTHER TOPICS

Performance Reporting

We may advertise different types of historical performance for the subaccounts including:

▹	Standardized average annual total returns; and
▹	Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent month end, one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained.

We include all recurring charges during each period (e.g., mortality and expense risk charges, administrative expense charges (if any) and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable early withdrawal charge. If we reflected this charge in the calculation, it would decrease the level of performance reflected by the calculation. Non-standardized returns may also include monthly, quarterly, year-to-
date and three-year periods, and may include returns calculated from the fund’s inception date and/or the date the fund was added to the separate account.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. Generally, under contracts issued in connection with section 403(b) or
401(a) plans, you have a fully vested interest in the value of your employee account, and in your employer account to the extent of your vested percentage in the plan. Therefore, under such plans you generally have the right to instruct the contract holder how to direct us to vote shares attributable to your account. Under contracts issued in connection with section 457 plans, the contract holder retains all voting rights. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes, whole and fractional, any person is entitled to direct will be determined as of the record date set by any fund in which that person invests through the subaccounts.

▹	During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.
▹	During the income phase the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

PRO.105479-08	44

Contract Modification

We may change the contract as required by federal or state law by notifying the contract holder at least 30 calendar days before the change becomes effective, including changes required to maintain the contract, or an account as a designated Roth 403(b) annuity or Roth 403(b) account. In addition, the contract may be changed at any time, except for a reduction in the minimum guaranteed interest rate for the Fixed Plus Account, by written mutual agreement between the contract holder and the Company. We may, upon 60 days’ written notice to the contract holder, make unilateral changes to certain provisions of the contracts that would apply only to individuals who became participants under the contract after the effective date of such changes. If a contract holder indicates that it does not agree to a change by providing notice to us that we receive at least 30 calendar days before the date the change becomes effective, we reserve the right to refuse to establish new accounts under the contract and to discontinue accepting payments to existing accounts.

In addition, we reserve the right, without contract holder consent, to change the tables for determining the amount of income phase payments or the income phase payment options available. Any such change will not take effect until at least twelve months after the contract effective date or until at least twelve months after any previous change. Such a change would not apply to accounts established before the date the change becomes effective.

Legal Matters and Proceedings

We are not aware of any pending legal proceedings which involve the separate account as a party.

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

ING Financial Advisers, LLC, the principal underwriter and distributor of the contract, is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. ING Financial Advisers, LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:

(a)	On any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings), or when trading on the Exchange is restricted;
(b)	When an emergency exists as determined by the SEC so that disposal of securities held in the subaccounts in not reasonably practicable or it is not reasonably practicable for us fairly to determine the value of the subaccount’s assets; or
(c)	During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

PRO.105479-08	45

Transfer of Ownership; Assignment

An assignment of a contract will only be binding on us if it is made in writing and sent to us at the address listed in
“Contract Overview - Questions: Contacting the Company.” We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

Account Termination

Where allowed by state law, we reserve the right to terminate an individual account if the account value is less than
$10,000, this value is not due to negative investment performance, and no purchase payments have been received within the previous twelve months. We will notify you or the contract holder 90 days prior to terminating the account. If we exercise this right we will not deduct an early withdrawal charge.

Intent to Confirm Quarterly

We will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the
SAI is set forth below:

General Information and History
Variable Annuity Account C
Offering and Purchase of Contracts
Income Phase Payments
Sales Material and Advertising
Independent Registered Public Accounting Firm

Financial Statements of the Separate Account - Variable Annuity Account C
Consolidated Financial Statements of ING Life Insurance and Annuity Company

You may request an SAI by calling the USFS Customer Service Center at the number listed in “Contract Overview -
Questions: Contacting the Company.”

PRO.105479-08	46

APPENDIX I
FIXED PLUS ACCOUNT
__________________________________________________________________________________

The Fixed Plus Account is an investment option available during the accumulation phase.

Amounts allocated to the Fixed Plus Account are held in the Company’s general account which supports insurance and annuity obligations.

Additional information about this option may be found in the contract.

General Disclosure. Interests in the Fixed Plus Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Plus
Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Plus Account has not been reviewed by the SEC.

Certain Restrictions. We reserve the right to limit investment in or transfers to the Fixed Plus Account. You may not elect certain withdrawal options, including the systematic distribution option, if you have requested a Fixed Plus
Account transfer or withdrawal in the prior 12-month period. Under certain emergency conditions, we may defer payment of a withdrawal from the Fixed Plus Account for a period of up to six months or as provided by federal law.

Interest Rates. The Fixed Plus Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. We may credit a different rate for lump sum payments than for installment payments. Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company. Amounts applied to the Fixed Plus Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets, the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Requests for Partial Withdrawals. The contract holder or you, if permitted by the plan, may take up to 20% of the
Fixed Plus Account value as a partial withdrawal in each twelve (12) month period. We determine the amount eligible for partial withdrawal as of the date we receive a request for partial withdrawal in good order at the address listed in “Contract Overview - Questions: Contacting the Company.” The amount allowed for partial withdrawal is reduced by any Fixed Plus Account withdrawals, transfers, loans or amounts applied to income phase payment options made in the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of a systematic distribution option.

Waiver of Partial Withdrawal Limits. We waive the 20% limit if the partial withdrawal is due to the election of an income phase payment option. We also waive the 20% limit for withdrawals due to your death before income phase payments begin. The waiver upon death may only be exercised once and must occur within six months after your date of death.

PRO.105479-08	47

Additionally, we may allow other waivers of the percentage limit on partial withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract or certificate.

Requests for Full Withdrawals. If the contract holder or you, if allowed by the plan, request a full withdrawal of your account value, we will pay any amounts held in the Fixed Plus Account, with interest, in five annual payments equal to:

One-fifth of the Fixed Plus Account value on the day the request is received in good order, reduced by any Fixed
Plus Account withdrawals, transfers or amounts used to fund income phase payments or loans made during the prior
12 months;

▹	One-fourth of the remaining Fixed Plus Account value 12 months later;
▹	One-third of the remaining Fixed Plus Account value 12 months later;
▹	One-half of the remaining Fixed Plus Account value 12 months later; and
▹	The balance of the Fixed Plus Account value 12 months later.

Once we receive a request for a full withdrawal, no further withdrawals, loans or transfers will be permitted from the
Fixed Plus Account. A full withdrawal may be canceled at any time before the end of the five-payment period. No early withdrawal charges apply to full withdrawals from the Fixed Plus Account.

Waiver of Full Withdrawal Provisions. We will waive the Fixed Plus Account five-installment payout for full withdrawals made due to one or more of the following:

(a)	Due to your death during the accumulation phase if the amount is paid within six months of your death; or
(b)	Due to the election of a lifetime income phase payment option or a nonlifetime income phase payment option on a fixed basis; or
(c)	When the Fixed Plus Account value is $5,000 or less (or, if applicable, as otherwise allowed by the plan for a lump-sum cash-out without participant consent) and no withdrawals, transfers, loans or elections of income phase payment options have been made from the account within the prior 12 months.
(d)	Due to financial hardship (or unforeseeable emergency) as defined by the Tax Code and regulations thereunder, if all of the following conditions are met:

▹	If applicable, the hardship is certified by the employer;
▹	The amount is paid directly to you; and
▹	The amount paid for all withdrawals due to hardship during the previous 12-month period does not exceed 20% of the average value of your account(s) and all other accounts under the relevant contract during that same period.
(e)	Due to your separation from service with the employer, provided that all the following apply:

▹	The withdrawal is due to your separation from service with your employer. Although the Tax Code permits distributions upon a participant’s severance from employment, the contracts do not provide for a waiver of the Fixed Plus Account full withdrawal provision unless the severance from employment would otherwise have qualified as a separation from service under prior IRS guidance;
▹	Separation from service is documented in a form acceptable to us;
▹	The amount withdrawn is paid directly to you; and
▹	The amount paid for all partial and full withdrawals due to separation from service during the previous 12- month period does not exceed 20% of the average value of all your account(s) and all other accounts under the relevant contract during that same period.

PRO.105479-08	48

(f)	To purchase permissive past service credit under a governmental defined benefit plan.
(g)	Due to a disability as defined in the Internal Revenue Code, and when:
(1) If applicable, certified by the employer;
(2) The amount is paid directly to the Participant; and
(3) The amount paid for all withdrawals due to disability during the previous 12 months does not exceed 20%
of the average value of all Individual Accounts under the Contract during that period.
(h)	Additionally, we may allow other waivers of the five installment payout for full withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract or certificate.

Charges. We do not make deductions from amounts in the Fixed Plus Account to cover mortality and expense risks.
We consider these risks when determining the credited rate.

Transfers. The contract holder or you, if allowed by the plan, may transfer 20% of your account value held in the
Fixed Plus Account in each rolling 12-month period. We currently waive this limit for your Fixed Plus Account value attributable to installment payments only; however, we reserve the right to institute this limit in the future. We determine the amount eligible for transfer on the day we receive a transfer request in good order at the address listed in “Contract Overview - Questions: Contacting the Company.” We will reduce amounts allowed for transfer by any
Fixed Plus Account withdrawals, transfers, loans or amounts applied to income phase payment options during the prior 12 months. We also reserve the right to include payments made due to the election of any of the systematic distribution options. We will waive the percentage limit on transfers when the value in the Fixed Plus Account is
$2,000.

If you transfer 20% of your account value held in the Fixed Plus Account in each of four consecutive 12-month periods, you may transfer the remaining balance in the succeeding 12-month period provided you do not allocate any amount to or transfer any other amount from the Fixed Plus Account during the five-year period. The 20%
amount available to transfer under this provision will be reduced by any amount transferred, taken as a loan or applied to income phase payment options within the 12-month period preceding the first 20% transfer. Also, we may reduce it for payments we made from your Fixed Plus Account value under any systematic distribution option.

Contract Loans. If permitted under the plan, loans may be made from account values held in the Fixed Plus
Account. See the loan agreement for a description of the amount available and possible consequences upon loan default if Fixed Plus Account values are used for a loan.

Transfer Credits. The Company provides a transfer credit in certain circumstances. See “Contract Purchase and
Participation - Transfer Credits.” The transfer credit is a specified percentage of the assets transferred to the
Company under a contract that remain in the accounts for the period of time specified by the Company, plus the interest that would have been credited had that amount been deposited in the Fixed Plus Account on the first business day of the calendar month following its calculation. We apply the transfer credit to the current value held in the Fixed Plus Account.

PRO.105479-08	49

APPENDIX II
PARTICIPANT APPOINTMENT OF EMPLOYER AS AGENT
UNDER AN ANNUITY CONTRACT
__________________________________________________________________________________________________

For Plans under Sections 403(b) or 401(a) of the Tax Code (Including Roth 403(b)) (Except
Voluntary Section 403(b) Plans)*
___________________________________________________________________________________________________

The employer has adopted a plan under Internal Revenue Code Sections 403(b) or 401(a) (“Plan”) and has
purchased an ING Life Insurance and Annuity Company (“Company”) group variable annuity contract (“Contract”)
as the funding vehicle. Contributions under this Plan will be made by the participant through salary reduction to an
Employee Account, and by the employer to an Employer Account.

By electing to participate in the employer’s Plan, the participant voluntarily appoints the employer, who is the
Contract Holder, as the participant’s agent for the purposes of all transactions under the Contract in accordance with the terms of the Plan. The Company is not a party to the Plan and does not interpret the Plan provisions.

As a participant in the Plan, the participant understands and agrees to the following terms and conditions:

▹	The participant owns the value of his/her Employee Account subject to the restrictions of Sections 403(b), or
401(a) and the terms of the Plan. Subject to the terms of the vesting schedule in the Plan and the restrictions of
Section 403(b) or 401(a), the participant has ownership in the value of his/her Employer Account.
▹	The Company will process transactions only with the employer’s written direction to the Company. The participant will be bound by the employer’s interpretation of the Plan provisions and its written direction to the Company.
▹	The employer may permit the participant to make investment selections under the Employee Account and/or the Employer Account directly with the Company under the terms of the Contract. Without the employer’s written permission, the participant will be unable to make any investment selections under the Contract.
▹	On behalf of the participant, the employer may request a loan in accordance with the terms of the Contract and the provisions of the Plan. The Company will make payment of the loan amount directly to the participant. The participant will be responsible for making repayments directly to the Company in a timely manner.
▹	In the event of the participant’s death, the employer is the named Beneficiary under the terms of the Contract.
The participant has the right to name a personal Beneficiary as determined under the terms of the Plan and file that Beneficiary election with the employer. It is the employer’s responsibility to direct the Company to properly pay any death benefits.

* If you participate in a group contract through a voluntary 403(b) or Roth 403(b) plan or other individual contract, you currently hold all rights under the contract and may make elections for your accounts. However, pursuant to Treasury Department regulations that are generally effective on January 1, 2009, the future exercise of certain of these rights may require the consent and approval of the contract holder. We reserve the right to modify the contracts to comply with these regulations where allowed, or where required by law. In that event, the terms and conditions noted above may also apply to such voluntary
403(b) or Roth 403(b) plans. See “Taxation - Section 403(b) Tax-Deferred Annuities.”

PRO.105479-08	50

APPENDIX III
FUND DESCRIPTIONS
__________________________________________________________________________________

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940.
Fund prospectuses may be obtained free of charge at the address and telephone number listed in “Contract
Overview - Questions,” by accessing the SEC’s web site or by contacting the SEC Public Reference Branch.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

For the share class of the each fund offered through your contract, please see the cover page.

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)
AIM Growth Series - AIM Mid Cap	Invesco Aim Advisors,	Seeks long-term growth of capital.
Core Equity Fund	Inc.
Subadviser: Advisory
entities affiliated with
Invesco Aim Advisors,
Inc.
AIM Growth Series - AIM Small	Invesco Aim Advisors,	Seeks long-term growth of capital.
Cap Growth Fund	Inc.
Subadviser: Advisory
entities affiliated with
Invesco Aim Advisors,
Inc.
American Century® Income &	American Century	Seeks long-term capital growth. Income is a
Growth Fund	Investment	secondary objective.
Management, Inc.
DWS Equity 500 Index Fund	Deutsche Investment	Seeks to replicate, as closely as possible, before
	Management Americas,	expenses, the performance of the Standard &
	Inc.	Poor’s 500 Composite Stock Price Index (the
“S&P 500 Index”), which emphasizes stocks of
	Subadviser: Northern	large US companies.
Trust Investments, N.A.
Franklin Templeton Variable	Franklin Advisory	Seeks long-term total return.
Insurance Products Trust –	Services, LLC
Franklin Small Cap Value
Securities Fund

PRO.105479-08	51

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)
ING Funds Trust – ING GNMA	ING Investments, LLC	Seeks a high level of current income, consistent
Income Fund		with liquidity and safety of principal, through
	Subadviser: ING	investment primarily in Government National
	Investment	Mortgage Association (GNMA) mortgage-
	Management Co.	backed securities (also known as GNMA
Certificates) that are guaranteed as to the timely
payment of principal and interest by the U.S.
Government.
ING Partners, Inc. – ING	Directed Services LLC	Seeks capital appreciation.
Oppenheimer Global Portfolio
Subadviser:
OppenheimerFunds,
Inc. (Oppenheimer)
ING Investors Trust – ING Pioneer	Directed Services LLC	Seeks reasonable income and capital growth.
Fund Portfolio
Subadviser: Pioneer
Investment
Management, Inc.
ING Investors Trust – ING T. Rowe	Directed Services LLC	Seeks, over the long-term, a high total
Price Capital Appreciation		investment return, consistent with the
Portfolio	Subadviser: T. Rowe	preservation of capital and prudent investment
	Price Associates, Inc.	risk.
ING Partners, Inc. – ING T. Rowe	Directed Services LLC	Seeks long-term capital appreciation.
Price Diversified Mid Cap
Growth Portfolio	Subadviser: T. Rowe
Price Associates, Inc.
(T. Rowe Price)
ING Investors Trust – ING T. Rowe	Directed Services LLC	Seeks substantial dividend income as well as
Price Equity Income Portfolio		long-term growth of capital.
Subadviser: T. Rowe
Price Associates, Inc.
ING Partners, Inc. – ING T. Rowe	Directed Services LLC	Seeks long-term capital growth, and
Price Growth Equity Portfolio		secondarily, increasing dividend income.
Subadviser: T. Rowe
Price Associates, Inc.
(T. Rowe Price)
ING Investors Trust – ING	Directed Services LLC	Seeks capital appreciation. Current income is
Templeton Global Growth		only an incidental consideration.
Portfolio	Subadviser: Templeton
Global Advisors
Limited
ING Partners, Inc. – ING UBS U.S.	Directed Services LLC	Seeks long-term growth of capital and future
Large Cap Equity Portfolio		income.
Subadviser: UBS
Global Asset
Management
(Americas) Inc. (UBS
Global AM)
ING Partners, Inc. – ING Van	Directed Services LLC	Seeks capital growth and income.
Kampen Comstock Portfolio
Subadviser: Van
Kampen

PRO.105479-08	52

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)
ING Partners, Inc. – ING Van	Directed Services LLC	Seeks total return, consisting of long-term
Kampen Equity and Income		capital appreciation and current income.
Portfolio	Subadviser: Van
Dampen
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks to outperform the total return
VP Index Plus LargeCap		performance of the Standard & Poor’s 500
Portfolio	Subadviser: ING	Composite Stock Price Index (S&P 500 Index),
	Investment	while maintaining a market level of risk.
Management Co.
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks to outperform the total return
VP Index Plus MidCap		performance of the Standard & Poor’s MidCap
Portfolio	Subadviser: ING	400 Index (S&P MidCap 400 Index), while
	Investment	maintaining a market level of risk.
Management Co.
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks to outperform the total return
VP Index Plus SmallCap		performance of the Standard & Poor’s
Portfolio	Subadviser: ING	SmallCap 600 Index (S&P SmallCap 600
	Investment	Index), while maintaining a market level of
	Management Co.	risk.
ING VP Intermediate Bond	ING Investments, LLC	Seeks to maximize total return consistent with
Portfolio		reasonable risk, through investment in a
	Subadviser: ING	diversified portfolio consisting primarily of
	Investment	debt securities.
Management Co.
ING Variable Products Trust – ING	ING Investments, LLC	Seeks capital appreciation.
VP International Value
Portfolio	Subadviser: ING
Investment
Management Co.
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks growth of capital primarily through
VP Small Company Portfolio		investment in a diversified portfolio of common
	Subadviser: ING	stocks and securities of companies with smaller
	Investment	market capitalizations.
Management Co.
ING Strategic Allocation Portfolios,	ING Investments, LLC	Seeks to provide total return consistent with
Inc. – ING VP Strategic		preservation of capital.
Allocation Conservative	Subadviser: ING
Portfolio	Investment
Management Co.
ING Strategic Allocation Portfolios,	ING Investments, LLC	Seeks to provide capital appreciation.
Inc. – ING VP Strategic
Allocation Growth Portfolio	Subadviser: ING
Investment
Management Co.
ING Strategic Allocation Portfolios,	ING Investments, LLC	Seeks to provide total return (i.e., income and
Inc. – ING VP Strategic		capital appreciation, both realized and
Allocation Moderate Portfolio	Subadviser: ING	unrealized).
Investment
Management Co.

PRO.105479-08	53

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)
Lord Abbett Mid-Cap Value Fund	Lord, Abbett & Co.	Seeks capital appreciation through investments,
	LLC (Lord Abbett)	primarily in equity securities, which are
believed to be undervalued in the marketplace.
Pax World Balanced Fund	Pax World	Seeks income and conservation of principal and
	Management Corp.	secondarily possible long-term growth of
capital.
PIMCO Variable Insurance Trust –	Pacific Investment	Seeks maximum real return, consistent with
Real Return Portfolio	Management Company	preservation of real capital and prudent
	LLC (PIMCO)	investment management.
T. Rowe Price Value Fund	T. Rowe Price	Seeks to provide long-term capital appreciation
	Associates, Inc.	by investing in common stocks believed to be
undervalued. Income is secondary objective.
The Growth Fund of America®	Capital Research and	Seeks to provide long-term growth of capital
	Management Company	through a diversified portfolio of common
stocks.
Wanger Advisors Trust – Wanger	Columbia Wanger	Seeks long-term growth of capital.
U.S. Smaller Companies*	Asset Management,
L.P.
*This fund is scheduled to change its name to
Wanger USA on 6/1/08.
Wells Fargo Funds Trust – Wells	Wells Fargo Funds	Seeks long-term capital appreciation.
Fargo Advantage Small Cap	Management, LLC
Value Fund
Subadviser: Wells
Capital Management
Incorporated

PRO.105479-08	54

APPENDIX IV
CONDENSED FINANCIAL INFORMATION
__________________________________________________________________________________

Except for subaccounts which did not commence operations as of December 31, 2007, the following table gives (1) the accumulation unit value (AUV) at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Variable Annuity Account C available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2007 the “Value at beginning of period” shown is the value at first date of investment.

(Selected data for accumulation units outstanding throughout each period)
______________________________________________________________________________________________________________

	2007	2006	2005	2004
AIM MID CAP CORE EQUITY FUND
(Funds were first received in this option during January 2005)
Value at beginning of period	$14.87	$13.52	$12.30
Value at end of period	$16.18	$14.87	$13.52
Number of accumulation units outstanding at end of period	205	79	18
AIM SMALL CAP GROWTH FUND
(Funds were first received in this option during December 2004)
Value at beginning of period	$13.01	$11.49	$10.72	$10.76
Value at end of period	$14.34	$13.01	$11.49	$10.72
Number of accumulation units outstanding at end of period	2,377	1,336	671	2
AMERICAN CENTURY INCOME & GROWTH FUND
(Funds were first received in this option during May 2006)
Value at beginning of period	$37.17	$33.60
Value at end of period	$36.60	$37.17
Number of accumulation units outstanding at end of period	164	18
DWS EQUITY 500 INDEX FUND
(Funds were first received in this option during September 2004)
Value at beginning of period	$14.64	$12.79	$12.34	$11.42
Value at end of period	$15.27	$14.64	$12.79	$12.34
Number of accumulation units outstanding at end of period	14,918	11,423	5,197	148
FRANKLIN SMALL CAP VALUE SECURITIES FUND
Value at beginning of period	$18.50	$15.98	$14.84	$12.11
Value at end of period	$17.88	$18.50	$15.98	$14.84
Number of accumulation units outstanding at end of period	746,694	739,499	678,628	603
ING GNMA INCOME FUND
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.44	$10.11	$10.12
Value at end of period	$10.93	$10.44	$10.11
Number of accumulation units outstanding at end of period	6,705	3,304	6
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$16.17	$14.28
Value at end of period	$17.02	$16.17
Number of accumulation units outstanding at end of period	18,685	3,037

CFI 1

Condensed Financial Information (continued)
__________________________________________________________________________________

	2007	2006	2005	2004
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$10.80	$9.66
Value at end of period	$11.24	$10.80
Number of accumulation units outstanding at end of period	9,657	2,297
ING T. ROWE PRICE CAPITAL APPRECIATION
PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$12.43	$10.95	$10.27
Value at end of period	$12.85	$12.43	$10.95
Number of accumulation units outstanding at end of period	3,707,037	1,887,389	402,362
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH
PORTFOLIO
Value at beginning of period	$9.01	$8.35	$7.74	$7.20
Value at end of period	$10.08	$9.01	$8.35	$7.74
Number of accumulation units outstanding at end of period	5,975	1,348	452	149
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$17.87	$15.15	$14.73
Value at end of period	$18.23	$17.87	$15.15
Number of accumulation units outstanding at end of period	299,385	274,172	190,861
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period	$14.27	$12.75	$12.16	$11.05
Value at end of period	$15.48	$14.27	$12.75	$12.16
Number of accumulation units outstanding at end of period	13,681	9,857	4,215	472
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$16.50	$15.76
Value at end of period	$16.78	$16.50
Number of accumulation units outstanding at end of period	994	4
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$11.05	$10.09
Value at end of period	$11.04	$11.05
Number of accumulation units outstanding at end of period	582	292
ING VAN KAMPEN COMSTOCK PORTFOLIO
Value at beginning of period	$14.51	$12.65	$12.35	$10.68
Value at end of period	$14.04	$14.51	$12.65	$12.35
Number of accumulation units outstanding at end of period	1,286,423	1,327,634	1,379,961	1,224
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
Value at beginning of period	$38.69	$34.76	$32.58	$29.75
Value at end of period	$39.56	$38.69	$34.76	$32.58
Number of accumulation units outstanding at end of period	4,450	1,975	350	5

CFI 2

Condensed Financial Information (continued)
__________________________________________________________________________________

	2007	2006	2005	2004
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$22.41	$19.75	$18.93	$17.29
Value at end of period	$23.30	$22.41	$19.75	$18.93
Number of accumulation units outstanding at end of period	3,132,136	3,772,712	3,945,184	4,223
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$22.78	$21.03	$19.11	$16.56
Value at end of period	$23.80	$22.78	$21.03	$19.11
Number of accumulation units outstanding at end of period	1,875,734	2,003,739	1,970,343	2,898
ING VP INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$17.95	$15.93	$14.95	$12.37
Value at end of period	$16.66	$17.95	$15.93	$14.95
Number of accumulation units outstanding at end of period	1,119,154	1,223,100	1,138,703	1,031
ING VP INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$17.07	$16.57	$16.23	$15.63
Value at end of period	$17.92	$17.07	$16.57	$16.23
Number of accumulation units outstanding at end of period	2,009,478	2,187,159	2,133,801	2,467
ING VP INTERNATIONAL VALUE PORTFOLIO
Value at beginning of period	$16.62	$12.97	$11.97	$10.30
Value at end of period	$18.66	$16.62	$12.97	$11.97
Number of accumulation units outstanding at end of period	580,800	463,297	425,158	2,257
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period	$28.54	$24.68	$22.61	$19.96
Value at end of period	$29.92	$28.54	$24.68	$22.61
Number of accumulation units outstanding at end of period	648,029	892,199	856,723	980
ING VP STRATEGIC ALLOCATION CONSERVATIVE
PORTFOLIO
Value at beginning of period	$17.48	$16.30	$15.85	$14.83
Value at end of period	$18.31	$17.48	$16.30	$15.85
Number of accumulation units outstanding at end of period	297,742	316,489	304,390	283
ING VP STRATEGIC ALLOCATION GROWTH
PORTFOLIO
Value at beginning of period	$18.83	$16.80	$15.98	$14.41
Value at end of period	$19.58	$18.83	$16.80	$15.98
Number of accumulation units outstanding at end of period	486,642	596,800	569,316	5,401
ING VP STRATEGIC ALLOCATION MODERATE
PORTFOLIO
Value at beginning of period	$17.92	$16.28	$15.71	$14.39
Value at end of period	$18.71	$17.92	$16.28	$15.71
Number of accumulation units outstanding at end of period	284,307	534,641	305,631	264
LORD ABBETT MID-CAP VALUE FUND
(Funds were first received in this option during September 2004)
Value at beginning of period	$16.97	$15.26	$14.25	$12.58
Value at end of period	$16.89	$16.97	$15.26	$14.25
Number of accumulation units outstanding at end of period	7,544	4,924	2,922	385

CFI 3

Condensed Financial Information (continued)
__________________________________________________________________________________

	2007	2006	2005	2004
PAX WORLD BALANCED FUND
Value at beginning of period	$12.21	$11.14	$10.68	$9.51
Value at end of period	$13.23	$12.21	$11.14	$10.68
Number of accumulation units outstanding at end of period	1,112,254	1,100,688	806,137	337
PIMCO VIT REAL RETURN PORTFOLIO
Value at beginning of period	$10.90	$10.92	$10.80
Value at end of period	$11.93	$10.90	$10.92
Number of accumulation units outstanding at end of period	886,018	772,132	765,440
T. ROWE PRICE VALUE FUND
(Funds were first received in this option during July 2006)
Value at beginning of period	$11.45	$10.19
Value at end of period	$11.40	$11.45
Number of accumulation units outstanding at end of period	5,329	2,646
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during March 2006)
Value at beginning of period	$10.67	$10.15
Value at end of period	$11.68	$10.67
Number of accumulation units outstanding at end of period	22,503	8,116
WANGER U.S. SMALLER COMPANIES
Value at beginning of period	$13.64	$12.77	$11.59
Value at end of period	$14.23	$13.64	$12.77
Number of accumulation units outstanding at end of period	393,115	322,348	183,270
WELLS FARGO ADVANTAGE SMALL CAP VALUE
FUND
(Funds were first received in this option during April 2006)
Value at beginning of period	$10.70	$10.49
Value at end of period	$11.68	$10.70
Number of accumulation units outstanding at end of period	4,036	1,930

CFI 4

FOR MASTER APPLICATIONS ONLY
__________________________________________________________________________________

I hereby acknowledge receipt of a Variable Account C prospectus dated April 28, 2008, as well as all current prospectuses for the funds available under the Contracts.

___ Please send an Account C Statement of Additional Information (Form No. SAI.105479-08) dated April 28,
2008.

______________________________________________________________________________________________________________
CONTRACT HOLDER’S SIGNATURE

______________________________________________________________________________________________________________
DATE

PRO.105479-08

PART B

VARIABLE ANNUITY ACCOUNT C
OF
ING LIFE INSURANCE AND ANNUITY COMPANY

AFT Choice Plus

Statement of Additional Information dated April 28, 2008

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus dated April 28, 2008. The contracts offered in connection with the prospectus are group or individual deferred variable annuity contracts funded through Variable
Annuity Account C (the “separate account”).

A free prospectus is available upon request from the local ING Life Insurance and Annuity
Company office or by writing to or calling:

ING
USFS Customer Service Defined Contribution Administration
P.O. Box 990063
Hartford, Connecticut 06199-0063
1-800-262-3862

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

GENERAL INFORMATION AND HISTORY

ING Life Insurance and Annuity Company (the “Company”, “we”, “us”, “our”) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in
1976. Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity
Company. Through a merger, it succeeded to the business of Aetna Variable Annuity Life
Insurance Company (formerly Participating Annuity Life Insurance Company organized in
1954).

As of December 31, 2007, the Company had $62 billion invested through its products, including
$49 billion in its separate accounts (of which the Company’s investment management affiliates manage or oversee the management of $19 billion). Based on assets, ING Life Insurance and
Annuity Company is ranked among the top 2% of all life and health insurance companies rated by A.M. Best Company as of July 17, 2007. The Company is an indirect wholly owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management and is a direct, wholly owned subsidiary of Lion Connecticut
Holdings Inc. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at One Orange Way, Windsor, Connecticut
06095-4774.

In addition to serving as the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940.

Other than the mortality and expense risk charge and administrative expense charge described in the prospectus, all expenses incurred in the operations of the separate account are borne by the
Company. However, the Company does receive compensation for certain administrative costs or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See “Fees” in the prospectus.)

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “contract(s)” refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the
Investment Company Act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds may be available in all jurisdictions, under all contracts, or under all plans.

The funds currently available under the contract are as follows:

AIM Mid Cap Core Equity Fund (Class A)(1)	ING VP Index Plus LargeCap Portfolio (Class I)
AIM Small Cap Growth Fund (Class A)(1)	ING VP Index Plus MidCap Portfolio (Class I)
American Century® Income & Growth Fund	ING VP Index Plus SmallCap Portfolio (Class I)
(A Class)(1)	ING VP Intermediate Bond Portfolio (Class I)
DWS Equity 500 Index Fund (Class S)(1)	ING VP International Value Portfolio (Class I)
Franklin Small Cap Value Securities Fund	ING VP Small Company Portfolio (Class I)
(Class 2)	ING VP Strategic Allocation Conservative
ING GNMA Income Fund (Class A)(1)	Portfolio (Class I)(2)
ING Oppenheimer Global Portfolio (S Class)	ING VP Strategic Allocation Growth Portfolio
ING Pioneer Fund Portfolio (Class S)	(Class I)(2)
ING T. Rowe Price Capital Appreciation Portfolio	ING VP Strategic Allocation Moderate Portfolio
(Class S)	(Class I)(2)
ING T. Rowe Price Diversified Mid Cap Growth	Lord Abbett Mid-Cap Value Fund (Class A)(1)(3)
Portfolio (S Class)	Pax World Balanced Fund (Individual Investor
ING T. Rowe Price Equity Income Portfolio	Class)(1)
(Class S)	PIMCO VIT Real Return Portfolio
ING T. Rowe Price Growth Equity Portfolio	(Administrative Class)
(S Class)	T. Rowe Price Value Fund (Advisor Class)(1)
ING Templeton Global Growth Portfolio (Class I)	The Growth Fund of America® (Class R-3)(1)
ING UBS U.S. Large Cap Equity Portfolio	Wanger U.S. Smaller Companies(4)
(S Class)	Wells Fargo Advantage Small Cap Value Fund
ING Van Kampen Comstock Portfolio (S Class)	(Class A)(1)
ING Van Kampen Equity and Income Portfolio
(S Class)

(1)	This fund is available to the general public. See “Investment Options - Additional Risks of Investing in the
Funds” in the Prospectus.
(2)	These funds are structured as fund of funds that invest directly in shares of underlying funds. See “Fees – Fund Fees and
Expenses” for additional information.
(3)	Only available to plans that were offering this fund prior to September 1, 2005.
(4)	Effective June 1, 2008, the fund is scheduled to change its name to Wanger USA.

A complete description of each of the funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectus and statement of additional information for each of the funds.

OFFERING AND PURCHASE OF CONTRACTS

The Company is the depositor and the Company’s subsidiary, ING Financial Advisers, LLC serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial
Advisers, LLC is also a member of the Financial Industry Regulatory Authority, and the
Securities Investor Protection Corporation. ING Financial Advisers, LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of ING Financial Advisers, LLC or of other registered broker-dealers who have entered into sales arrangements with ING Financial Advisers, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled “Contract Ownership and Rights” and “Your Account
Value.”

Compensation paid to the principal underwriter, ING Financial Advisers, LLC, for the years ending December 31, 2007, 2006 and 2005 amounted to approximately $44,267,199.63,
$43,390,180.16 and $36,978,063.93, respectively. These amounts reflect approximate compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by
Variable Annuity Account C of ING Life Insurance and Annuity Company.

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “The
Income Phase” in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value
(less any applicable premium tax charge) is applied to provide income phase payments to you in accordance with the payment option and investment options elected.

The Annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent income phase payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a
5% rate causes a higher first income phase payment, but income phase payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis.

Income phase payments would decline if the rate failed to increase by 5%. Use of the 3.5%
assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units
(which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first income phase payment based upon a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see
“Your Account Value” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:

Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity table in the contract provides, for the income phase payment option elected, a first monthly variable income phase payment of $6.68 per $1,000 of value applied; the annuitant’s first monthly income phase payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first income phase payment was due was $13.400000. When this value is divided into the first monthly income phase payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779* = .9999058^30 (to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.000442. This is then multiplied by the Annuity Unit value for the prior valuation
($13.400000 from above) to produce an Annuity Unit value of $13.405928 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of
Annuity Units by the current Annuity Unit value, or 20.414 times $13.405928, which produces a payment of $273.67.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.

5

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s
500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps,
Standard & Poor’s Corporation and Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar’s Variable Annuity/Life Performance Report and Lipper’s Variable
Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The
VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 55 Ivan Allen Jr. Boulevard, Suite 1000, Atlanta, GA 30308, an
Independent Registered Public Accounting Firm, performs annual audits of ING Life Insurance and Annuity Company, and Variable Annuity Account C.

6

FINANCIAL STATEMENTS
Variable Annuity Account C of
ING Life Insurance and Annuity Company
Year ended December 31, 2007
with Report of Independent Registered Public Accounting Firm

This page intentionally left blank.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Financial Statements
Year ended December 31, 2007

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Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
ING Life Insurance and Annuity Company

We have audited the accompanying statements of assets and liabilities of the Divisions constituting
Variable Annuity Account C of ING Life Insurance and Annuity Company (the “Account”) as of
December 31, 2007, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

AIM Growth Series:
      AIM Mid Cap Core Equity Fund - Class A
      AIM Small Cap Growth Fund - Class A
AIM Investment Funds:
      AIM Global Health Care Fund - Investor Class
AIM Variable Insurance Funds:
      AIM V.I. Capital Appreciation Fund - Series I Shares
      AIM V.I. Core Equity Fund - Series I Shares
AllianceBernstein Growth and Income Fund, Inc.:
      AllianceBernstein Growth and Income Fund, Inc. - Class A
AllianceBernstein Variable Products Series Fund, Inc.:
      AllianceBernstein Growth and Income Portfolio - Class A
Allianz Funds:
      Allianz NFJ Small-Cap Value - Class A
American Balanced Fund®, Inc.:
      American Balanced Fund® - Class R-3
American Century Quantitative Equity Funds, Inc.:
      American Century Income & Growth Fund - A Class
Ariel Investment Trust:
      Ariel Appreciation Fund
      Ariel Fund
Baron Investment Funds Trust:
      Baron Asset Fund
      Baron Growth Fund
Calvert Variable Series, Inc.:
      Calvert Social Balanced Portfolio
Capital One Funds:
      Capital One Mid Cap Equity Fund - Class A
DWS Institutional Funds:
      DWS Equity 500 Index Fund - Class S
EuroPacific Growth Fund®:
      EuroPacific Growth Fund® - Class R-3
      EuroPacific Growth Fund® - Class R-4
Evergreen Equity Trust:
      Evergreen Equity Income Fund - Class I
      Evergreen Special Values Fund - Class A
Fidelity® Advisor Series I:
      Fidelity® Advisor Mid Cap Fund - Class T
Fidelity® Variable Insurance Products:
      Fidelity® VIP Equity-Income Portfolio - Initial Class
      Fidelity® VIP Growth Portfolio - Initial Class
      Fidelity® VIP High Income Portfolio - Initial Class
      Fidelity® VIP Overseas Portfolio - Initial Class

Fidelity® Variable Insurance Products II:
      Fidelity® VIP Contrafund® Portfolio - Initial Class
      Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® Variable Insurance Products III:
      Fidelity® VIP Mid Cap Portfolio - Initial Class
Fidelity® Variable Insurance Products V:
      Fidelity® VIP Asset ManagerSM Portfolio - Initial Class
Franklin Mutual Series Fund, Inc.:
      Mutual Discovery Fund - Class R
Franklin Strategic Series:
      Franklin Small-Mid Cap Growth Fund - Class A
Franklin Templeton Variable Insurance Products Trust:
      Franklin Small Cap Value Securities Fund - Class 2
ING Equity Trust:
      ING Financial Services Fund - Class A
      ING Real Estate Fund - Class A
ING Funds Trust:
      ING GNMA Income Fund - Class A
      ING Intermediate Bond Fund - Class A
ING GET Fund:
      ING GET Fund - Series Q
      ING GET Fund - Series S
ING Investors Trust:
      ING AllianceBernstein Mid Cap Growth Portfolio - Service
            Class
      ING BlackRock Large Cap Growth Portfolio - Institutional Class
      ING BlackRock Large Cap Growth Portfolio - Service Class
      ING BlackRock Large Cap Growth Portfolio - Service 2 Class
      ING Evergreen Health Sciences Portfolio - Service Class
      ING Evergreen Omega Portfolio - Service Class
      ING FMRSM Diversified Mid Cap Portfolio - Service Class
      ING FMRSM Large Cap Growth Portfolio - Institutional Class
      ING FMRSM Large Cap Growth Portfolio - Service Class
      ING Global Resources Portfolio - Institutional Class
      ING Global Resources Portfolio - Service Class
      ING Janus Contrarian Portfolio - Service Class
      ING JPMorgan Emerging Markets Equity Portfolio - Adviser
            Class
      ING JPMorgan Emerging Markets Equity Portfolio - Institutional
            Class
      ING JPMorgan Emerging Markets Equity Portfolio - Service
            Class
      ING JPMorgan Small Cap Core Equity Portfolio - Service Class
      ING JPMorgan Value Opportunities Portfolio - Institutional
            Class

ING Investors Trust (continued):
      ING JPMorgan Value Opportunities Portfolio - Service Class
      ING Julius Baer Foreign Portfolio - Service Class
      ING Legg Mason Partners All Cap Portfolio - Service Class
      ING Legg Mason Value Portfolio - Service Class
      ING Lord Abbett Affiliated Portfolio - Institutional Class
      ING Lord Abbett Affiliated Portfolio - Service Class
      ING Marsico Growth Portfolio - Service Class
      ING Marsico International Opportunities Portfolio - Adviser
            Class
      ING Marsico International Opportunities Portfolio - Service
            Class
      ING MFS Total Return Portfolio - Adviser Class
      ING MFS Total Return Portfolio - Institutional Class
      ING MFS Total Return Portfolio - Service Class
      ING MFS Utilities Portfolio - Service Class
      ING Oppenheimer Main Street Portfolio® - Service Class
      ING PIMCO High Yield Portfolio - Institutional Class
      ING PIMCO High Yield Portfolio - Service Class
      ING Pioneer Equity Income Portfolio - Institutional Class
      ING Pioneer Fund Portfolio - Institutional Class
      ING Pioneer Fund Portfolio - Service Class
      ING Pioneer Mid Cap Value Portfolio - Institutional Class
      ING Pioneer Mid Cap Value Portfolio - Service Class
      ING Stock Index Portfolio - Institutional Class
      ING T. Rowe Price Capital Appreciation Portfolio - Service
            Class
      ING T. Rowe Price Equity Income Portfolio - Adviser Class
      ING T. Rowe Price Equity Income Portfolio - Service Class
      ING Templeton Global Growth Portfolio - Institutional Class
      ING Templeton Global Growth Portfolio - Service Class
      ING Van Kampen Capital Growth Portfolio - Service Class
      ING Van Kampen Growth and Income Portfolio - Service Class
      ING Van Kampen Real Estate Portfolio - Institutional Class
      ING Van Kampen Real Estate Portfolio - Service Class
      ING VP Index Plus International Equity Portfolio - Institutional
            Class
      ING VP Index Plus International Equity Portfolio - Service Class
      ING Wells Fargo Disciplined Value Portfolio - Adviser Class
      ING Wells Fargo Disciplined Value Portfolio - Service Class
      ING Wells Fargo Small Cap Disciplined Portfolio - Service Class
ING Mutual Funds:
      ING International Growth Opportunities Fund - Class Q
      ING International SmallCap Fund - Class A
ING Partners, Inc.:
      ING American Century Large Company Value Portfolio -
            Adviser Class
      ING American Century Large Company Value Portfolio -
            Service Class
      ING American Century Select Portfolio - Initial Class
      ING American Century Select Portfolio - Service Class
      ING American Century Small-Mid Cap Value Portfolio - Adviser
            Class
      ING American Century Small-Mid Cap Value Portfolio - Service
            Class
      ING Baron Asset Portfolio - Service Class
      ING Baron Small Cap Growth Portfolio - Adviser Class
      ING Baron Small Cap Growth Portfolio - Service Class
      ING Columbia Small Cap Value II Portfolio - Service Class
      ING Davis New York Venture Portfolio - Service Class
      ING Fidelity® VIP Mid Cap Portfolio - Service Class

ING Partners, Inc. (continued):
      ING Fundamental Research Portfolio - Adviser Class
      ING Fundamental Research Portfolio - Service Class
      ING Goldman Sachs® Capital Growth Portfolio - Service Class
      ING Goldman Sachs® Structured Equity Portfolio - Adviser
            Class
      ING JPMorgan International Portfolio - Adviser Class
      ING JPMorgan International Portfolio - Initial Class
      ING JPMorgan International Portfolio - Service Class
      ING JPMorgan Mid Cap Value Portfolio - Adviser Class
      ING JPMorgan Mid Cap Value Portfolio - Service Class
      ING Legg Mason Partners Aggressive Growth Portfolio -
            Adviser Class
      ING Legg Mason Partners Aggressive Growth Portfolio - Initial
             Class
      ING Legg Mason Partners Aggressive Growth Portfolio - Service
            Class
      ING Legg Mason Partners Large Cap Growth Portfolio - Adviser
            Class
      ING Legg Mason Partners Large Cap Growth Portfolio - Initial
            Class
      ING Neuberger Berman Partners Portfolio - Service Class
      ING Neuberger Berman Regency Portfolio - Service Class
      ING OpCap Balanced Value Portfolio - Service Class
      ING Oppenheimer Global Portfolio - Adviser Class
      ING Oppenheimer Global Portfolio - Initial Class
      ING Oppenheimer Global Portfolio - Service Class
      ING Oppenheimer Strategic Income Portfolio - Adviser Class
      ING Oppenheimer Strategic Income Portfolio - Initial Class
      ING PIMCO Total Return Portfolio - Adviser Class
      ING PIMCO Total Return Portfolio - Service Class
      ING Pioneer High Yield Portfolio - Initial Class
      ING Pioneer High Yield Portfolio - Service Class
      ING Solution 2015 Portfolio - Adviser Class
      ING Solution 2015 Portfolio - Service Class
      ING Solution 2025 Portfolio - Adviser Class
      ING Solution 2025 Portfolio - Service Class
      ING Solution 2035 Portfolio - Adviser Class
      ING Solution 2035 Portfolio - Service Class
      ING Solution 2045 Portfolio - Adviser Class
      ING Solution 2045 Portfolio - Service Class
      ING Solution Income Portfolio - Adviser Class
      ING Solution Income Portfolio - Service Class
      ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
            Adviser Class
      ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
            Initial Class
      ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
            Service Class
      ING T. Rowe Price Growth Equity Portfolio - Adviser Class
      ING T. Rowe Price Growth Equity Portfolio - Initial Class
      ING T. Rowe Price Growth Equity Portfolio - Service Class
      ING Templeton Foreign Equity Portfolio - Service Class
      ING Thornburg Value Portfolio - Adviser Class
      ING Thornburg Value Portfolio - Initial Class
      ING UBS U.S. Large Cap Equity Portfolio - Adviser Class
      ING UBS U.S. Large Cap Equity Portfolio - Initial Class
      ING UBS U.S. Large Cap Equity Portfolio - Service Class
      ING UBS U.S. Small Cap Growth Portfolio - Service Class
      ING Van Kampen Comstock Portfolio - Adviser Class

ING Partners, Inc. (continued):
      ING Van Kampen Comstock Portfolio - Service Class
      ING Van Kampen Equity and Income Portfolio - Adviser Class
      ING Van Kampen Equity and Income Portfolio - Initial Class
      ING Van Kampen Equity and Income Portfolio - Service Class
ING Strategic Allocation Portfolios, Inc.:
      ING VP Strategic Allocation Conservative Portfolio - Class I
      ING VP Strategic Allocation Growth Portfolio - Class I
      ING VP Strategic Allocation Moderate Portfolio - Class I
ING Variable Funds:
      ING VP Growth and Income Portfolio - Class A
      ING VP Growth and Income Portfolio - Class I
      ING VP Growth and Income Portfolio - Class S
ING Variable Insurance Trust:
      ING GET U.S. Core Portfolio - Series 1
      ING GET U.S. Core Portfolio - Series 2
      ING GET U.S. Core Portfolio - Series 3
      ING GET U.S. Core Portfolio - Series 5
      ING GET U.S. Core Portfolio - Series 6
      ING GET U.S. Core Portfolio - Series 7
      ING GET U.S. Core Portfolio - Series 8
      ING GET U.S. Core Portfolio - Series 9
      ING GET U.S. Core Portfolio - Series 10
      ING GET U.S. Core Portfolio - Series 11
ING Variable Portfolios, Inc.:
      ING VP Global Science and Technology Portfolio - Class I
      ING VP Growth Portfolio - Class I
      ING VP Index Plus LargeCap Portfolio - Class I
      ING VP Index Plus LargeCap Portfolio - Class S
      ING VP Index Plus MidCap Portfolio - Class I
      ING VP Index Plus MidCap Portfolio - Class S
      ING VP Index Plus SmallCap Portfolio - Class I
      ING VP Index Plus SmallCap Portfolio - Class S
      ING VP International Equity Portfolio - Class I
      ING VP International Equity Portfolio - Class S
      ING VP Small Company Portfolio - Class I
      ING VP Small Company Portfolio - Class S
      ING VP Value Opportunity Portfolio - Class I
ING Variable Products Trust:
      ING VP Financial Services Portfolio - Class I
      ING VP International Value Portfolio - Class I
      ING VP International Value Portfolio - Class S
      ING VP MidCap Opportunities Portfolio - Class I
      ING VP MidCap Opportunities Portfolio - Class S
      ING VP Real Estate Portfolio - Class I
      ING VP SmallCap Opportunities Portfolio - Class I
      ING VP SmallCap Opportunities Portfolio - Class S
ING VP Balanced Portfolio, Inc.:
      ING VP Balanced Portfolio - Class I
ING VP Intermediate Bond Portfolio:
      ING VP Intermediate Bond Portfolio - Class I
      ING VP Intermediate Bond Portfolio - Class S
ING VP Money Market Portfolio:
      ING VP Money Market Portfolio - Class I
ING VP Natural Resources Trust:
      ING VP Natural Resources Trust
Janus Adviser Series:
      Janus Adviser Balanced Fund - Class S

Janus Aspen Series:
      Janus Aspen Series Balanced Portfolio - Institutional Shares
      Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
      Janus Aspen Series Large Cap Growth Portfolio - Institutional
            Shares
      Janus Aspen Series Mid Cap Growth Portfolio - Institutional
            Shares
      Janus Aspen Series Worldwide Growth Portfolio - Institutional
            Shares
Lazard Funds, Inc.:
      Lazard Mid Cap Portfolio - Open Shares
Legg Mason Value Trust, Inc.:
      Legg Mason Value Trust, Inc. - Primary Class
LKCM Funds:
      LKCM Aquinas Growth Fund
Lord Abbett Affiliated Fund, Inc.:
      Lord Abbett Affiliated Fund - Class A
Lord Abbett Mid Cap Value Fund, Inc.:
      Lord Abbett Mid-Cap Value Fund, Inc. - Class A
Lord Abbett Research Fund, Inc.:
      Lord Abbett Small-Cap Value Fund - Class A
Lord Abbett Series Fund, Inc.:
      Lord Abbett Series Fund - Growth and Income Portfolio -
            Class VC
      Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC
Massachusetts Investors Growth Stock Fund:
      Massachusetts Investors Growth Stock Fund - Class A
MFS® Variable Insurance TrustSM:
      MFS® Total Return Series - Initial Class
Moderate Allocation Portfolio:
      Moderate Allocation Portfolio
Neuberger Berman Equity Funds®:
      Neuberger Berman Socially Responsive Fund® - Trust Class
New Perspective Fund®, Inc.:
      New Perspective Fund®, Inc. - Class R-3
      New Perspective Fund®, Inc. - Class R-4
Oppenheimer Capital Appreciation Fund:
      Oppenheimer Capital Appreciation Fund - Class A
Oppenheimer Developing Markets Fund:
      Oppenheimer Developing Markets Fund - Class A
Oppenheimer Global Fund:
      Oppenheimer Global Fund - Class A
Oppenheimer Main Street Funds®, Inc.:
      Oppenheimer Main Street Fund® - Class A
Oppenheimer Variable Account Funds:
      Oppenheimer Global Securities/VA
      Oppenheimer Main Street Fund®/VA
      Oppenheimer Main Street Small Cap Fund®/VA
      Oppenheimer Mid Cap Fund/VA
      Oppenheimer Strategic Bond Fund/VA
Pax World Fund Series Trust I:
      Pax World Balanced Fund
PIMCO Variable Insurance Trust:
      PIMCO Real Return Portfolio - Administrative Class
Pioneer Fund:
      Pioneer Fund - Class A
Pioneer High Yield Fund:
      Pioneer High Yield Fund - Class A

Pioneer Variable Contracts Trust:
      Pioneer Emerging Markets VCT Portfolio - Class I
      Pioneer Equity Income VCT Portfolio - Class I
      Pioneer Fund VCT Portfolio - Class I
      Pioneer High Yield VCT Portfolio - Class I
      Pioneer Mid Cap Value VCT Portfolio - Class I
Premier VIT:
      Premier VIT OpCap Mid Cap Portfolio
T. Rowe Price Mid-Cap Value Fund, Inc.:
      T. Rowe Price Mid-Cap Value Fund - R Class
T. Rowe Price Value Fund, Inc.:
      T. Rowe Price Value Fund - Advisor Class
Templeton Funds, Inc.:
      Templeton Foreign Fund - Class A
Templeton Growth Fund, Inc.:
      Templeton Growth Fund, Inc. - Class A
Templeton Income Trust:
      Templeton Global Bond Fund - Class A
The Growth Fund of America®, Inc.:
      The Growth Fund of America® - Class R-3
      The Growth Fund of America® - Class R-4

The Income Fund of America®, Inc.:
      The Income Fund of America® - Class R-3
UBS Funds:
      UBS U.S. Small Cap Growth Fund - Class A
Vanguard® Variable Insurance Fund:
      Diversified Value Portfolio
      Equity Income Portfolio
      Small Company Growth Portfolio
Wanger Advisors Trust:
      Wanger International Small Cap
      Wanger Select
      Wanger U.S. Smaller Companies
Washington Mutual Investors FundSM, Inc.:
      Washington Mutual Investors FundSM, Inc. - Class R-3
      Washington Mutual Investors FundSM, Inc. - Class R-4
Wells Fargo Funds Trust:
      Wells Fargo Advantage Small Cap Value Fund - Class A

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight
Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the transfer agents.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting Variable Annuity Account C of ING
Life Insurance and Annuity Company at December 31, 2007, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia
March 21, 2008

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

AIM V.I.
			AIM Global	Capital
	AIM Mid Cap	AIM Small Cap	Health Care	Appreciation	AIM V.I. Core
	Core Equity	Growth Fund -	Fund - Investor	Fund - Series I	Equity Fund -
	Fund - Class A	Class A	Class	Shares	Series I Shares
Assets
Investments in mutual funds
at fair value	$ 270	$ 34	$ 144	$ 33,456	$ 48,225
Total assets	270	34	144	33,456	48,225
Net assets	$ 270	$ 34	$ 144	$ 33,456	$ 48,225
Net assets
Accumulation units	$ 270	$ 34	$ 144	$ 33,354	$ 48,130
Contracts in payout (annuitization)	-	-	-	102	95
Total net assets	$ 270	$ 34	$ 144	$ 33,456	$ 48,225
Total number of mutual fund shares	11,413	1,175	4,994	1,139,124	1,656,638
Cost of mutual fund shares	$ 316	$ 37	$ 152	$ 27,855	$ 37,712

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

American
				American	Century
	AllianceBernstein	AllianceBernstein	Allianz NFJ	Balanced	Income &
	Growth and Income	Growth and Income	Small-Cap	Fund® - Class	Growth Fund -
	Fund, Inc. - Class A	Portfolio - Class A	Value - Class A	R-3	A Class
Assets
Investments in mutual funds
at fair value	$ 120	$ 645	$ 454	$ 6,361	$ 5,597
Total assets	120	645	454	6,361	5,597
Net assets	$ 120	$ 645	$ 454	$ 6,361	$ 5,597
Net assets
Accumulation units	$ 120	$ 645	$ 454	$ 6,361	$ 5,597
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 120	$ 645	$ 454	$ 6,361	$ 5,597
Total number of mutual fund shares	28,227	24,053	15,323	330,618	193,992
Cost of mutual fund shares	$ 122	$ 622	$ 480	$ 6,108	$ 6,065

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

Capital One
	Ariel		Calvert Social	Mid Cap	DWS Equity
	Appreciation		Balanced	Equity Fund -	500 Index Fund
	Fund	Ariel Fund	Portfolio	Class A	- Class S
Assets
Investments in mutual funds
at fair value	$ 578	$ 838	$ 59,468	$ 87	$ 228
Total assets	578	838	59,468	87	228
Net assets	$ 578	$ 838	$ 59,468	$ 87	$ 228
Net assets
Accumulation units	$ 578	$ 838	$ 59,357	$ 87	$ 228
Contracts in payout (annuitization)	-	-	111	-	-
Total net assets	$ 578	$ 838	$ 59,468	$ 87	$ 228
Total number of mutual fund shares	13,423	18,055	31,005,109	5,680	1,384
Cost of mutual fund shares	$ 639	$ 946	$ 57,561	$ 101	$ 209

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

Fidelity® VIP
	EuroPacific	EuroPacific	Evergreen	Evergreen	Equity-Income
	Growth Fund®	Growth Fund®	Equity Income	Special Values	Portfolio -
	- Class R-3	- Class R-4	Fund - Class I	Fund - Class A	Initial Class
Assets
Investments in mutual funds
at fair value	$ 9,594	$ 212,894	$ 3,826	$ 94,562	$ 426,528
Total assets	9,594	212,894	3,826	94,562	426,528
Net assets	$ 9,594	$ 212,894	$ 3,826	$ 94,562	$ 426,528
Net assets
Accumulation units	$ 9,594	$ 212,894	$ -	$ 94,562	$ 421,309
Contracts in payout (annuitization)	-	-	3,826	-	5,219
Total net assets	$ 9,594	$ 212,894	$ 3,826	$ 94,562	$ 426,528
Total number of mutual fund shares	191,660	4,244,295	341,324	4,624,050	17,838,886
Cost of mutual fund shares	$ 9,072	$ 189,126	$ 3,829	$ 121,078	$ 413,003

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Growth	High Income	Overseas	Contrafund®	Index 500
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 329,714	$ 7,556	$ 60,698	$ 1,311,557	$ 126,698
Total assets	329,714	7,556	60,698	1,311,557	126,698
Net assets	$ 329,714	$ 7,556	$ 60,698	$ 1,311,557	$ 126,698
Net assets
Accumulation units	$ 329,294	$ 7,477	$ 60,698	$ 1,300,873	$ 126,698
Contracts in payout (annuitization)	420	79	-	10,684	-
Total net assets	$ 329,714	$ 7,556	$ 60,698	$ 1,311,557	$ 126,698
Total number of mutual fund shares	7,307,496	1,263,608	2,397,252	47,009,196	772,457
Cost of mutual fund shares	$ 266,352	$ 8,088	$ 48,944	$ 1,234,269	$ 99,635

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

Fidelity® VIP
	Fidelity® VIP	Asset		Franklin Small-	Franklin Small
	Mid Cap	ManagerSM	Mutual	Mid Cap	Cap Value
	Portfolio -	Portfolio -	Discovery Fund	Growth Fund -	Securities Fund
	Initial Class	Initial Class	- Class R	Class A	- Class 2
Assets
Investments in mutual funds
at fair value	$ 9,972	$ 20,260	$ 2,445	$ 767	$ 91,636
Total assets	9,972	20,260	2,445	767	91,636
Net assets	$ 9,972	$ 20,260	$ 2,445	$ 767	$ 91,636
Net assets
Accumulation units	$ 9,972	$ 20,260	$ 2,445	$ 767	$ 90,443
Contracts in payout (annuitization)	-	-	-	-	1,193
Total net assets	$ 9,972	$ 20,260	$ 2,445	$ 767	$ 91,636
Total number of mutual fund shares	275,772	1,222,719	76,764	21,672	5,358,854
Cost of mutual fund shares	$ 9,403	$ 17,588	$ 2,245	$ 827	$ 90,728

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

ING
				ING	AllianceBernstein
	ING Financial	ING Real	ING GNMA	Intermediate	Mid Cap Growth
	Services Fund -	Estate Fund -	Income Fund -	Bond Fund -	Portfolio - Service
	Class A	Class A	Class A	Class A	Class
Assets
Investments in mutual funds
at fair value	$ 136	$ 1,923	$ 1,405	$ 3,064	$ 3,891
Total assets	136	1,923	1,405	3,064	3,891
Net assets	$ 136	$ 1,923	$ 1,405	$ 3,064	$ 3,891
Net assets
Accumulation units	$ 136	$ 1,923	$ 1,405	$ 3,064	$ 3,891
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 136	$ 1,923	$ 1,405	$ 3,064	$ 3,891
Total number of mutual fund shares	7,755	138,917	166,519	298,383	221,727
Cost of mutual fund shares	$ 171	$ 2,384	$ 1,391	$ 3,046	$ 3,882

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

ING BlackRock
	Large Cap	ING BlackRock	ING BlackRock
	Growth	Large Cap	Large Cap	ING Evergreen	ING Evergreen
	Portfolio -	Growth	Growth	Health Sciences	Omega
	Institutional	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service 2 Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 115,938	$ 43	$ 147	$ 6,256	$ -
Total assets	115,938	43	147	6,256	-
Net assets	$ 115,938	$ 43	$ 147	$ 6,256	$ -
Net assets
Accumulation units	$ 115,617	$ 43	$ 147	$ 6,256	$ -
Contracts in payout (annuitization)	321	-	-	-	-
Total net assets	$ 115,938	$ 43	$ 147	$ 6,256	$ -
Total number of mutual fund shares	9,364,952	3,525	12,059	491,817	19
Cost of mutual fund shares	$ 117,872	$ 43	$ 149	$ 5,911	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

ING FMRSM
		Large Cap	ING FMRSM	ING Global
	ING FMRSM	Growth	Large Cap	Resources	ING Global
	Diversified Mid	Portfolio -	Growth	Portfolio -	Resources
	Cap Portfolio -	Institutional	Portfolio -	Institutional	Portfolio -
	Service Class	Class	Service Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 19,443	$ 142	$ -	$ 44	$ 109,431
Total assets	19,443	142	-	44	109,431
Net assets	$ 19,443	$ 142	$ -	$ 44	$ 109,431
Net assets
Accumulation units	$ 19,443	$ 142	$ -	$ 44	$ 109,431
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 19,443	$ 142	$ -	$ 44	$ 109,431
Total number of mutual fund shares	1,275,802	12,585	9	1,670	4,178,369
Cost of mutual fund shares	$ 17,546	$ 142	$ -	$ 40	$ 91,317

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

ING JPMorgan
		ING JPMorgan	Emerging	ING JPMorgan	ING JPMorgan
	ING Janus	Emerging	Markets Equity	Emerging	Small Cap Core
	Contrarian	Markets Equity	Portfolio -	Markets Equity	Equity
	Portfolio -	Portfolio -	Institutional	Portfolio -	Portfolio -
	Service Class	Adviser Class	Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 4,611	$ 368	$ 43,831	$ 40,173	$ 2,468
Total assets	4,611	368	43,831	40,173	2,468
Net assets	$ 4,611	$ 368	$ 43,831	$ 40,173	$ 2,468
Net assets
Accumulation units	$ 4,611	$ 368	$ 43,831	$ 40,173	$ 2,468
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 4,611	$ 368	$ 43,831	$ 40,173	$ 2,468
Total number of mutual fund shares	260,497	13,914	1,633,060	1,500,129	185,972
Cost of mutual fund shares	$ 4,598	$ 332	$ 31,262	$ 30,348	$ 2,687

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

	ING JPMorgan				ING Lord
	Value	ING JPMorgan			Abbett
	Opportunities	Value	ING Julius	ING Legg	Affiliated
	Portfolio -	Opportunities	Baer Foreign	Mason Value	Portfolio -
	Institutional	Portfolio -	Portfolio -	Portfolio -	Institutional
	Class	Service Class	Service Class	Service Class	Class
Assets
Investments in mutual funds
at fair value	$ 72	$ 1,839	$ 59,851	$ 4,394	$ 131,763
Total assets	72	1,839	59,851	4,394	131,763
Net assets	$ 72	$ 1,839	$ 59,851	$ 4,394	$ 131,763
Net assets
Accumulation units	$ 72	$ 1,839	$ 59,851	$ 4,394	$ 130,367
Contracts in payout (annuitization)	-	-	-	-	1,396
Total net assets	$ 72	$ 1,839	$ 59,851	$ 4,394	$ 131,763
Total number of mutual fund shares	6,094	156,510	3,254,521	420,040	10,391,386
Cost of mutual fund shares	$ 83	$ 2,020	$ 52,811	$ 4,593	$ 129,318

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

	ING Lord		ING Marsico	ING Marsico
	Abbett	ING Marsico	International	International	ING MFS Total
	Affiliated	Growth	Opportunities	Opportunities	Return
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Adviser Class	Service Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 516	$ 4,327	$ 64	$ 12,551	$ 567
Total assets	516	4,327	64	12,551	567
Net assets	$ 516	$ 4,327	$ 64	$ 12,551	$ 567
Net assets
Accumulation units	$ 516	$ 4,327	$ 64	$ 12,551	$ 567
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 516	$ 4,327	$ 64	$ 12,551	$ 567
Total number of mutual fund shares	40,686	228,594	3,768	736,100	31,533
Cost of mutual fund shares	$ 546	$ 3,890	$ 66	$ 11,163	$ 583

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

	ING MFS Total			ING	ING PIMCO
	Return	ING MFS Total	ING MFS	Oppenheimer	High Yield
	Portfolio -	Return	Utilities	Main Street	Portfolio -
	Institutional	Portfolio -	Portfolio -	Portfolio® -	Institutional
	Class	Service Class	Service Class	Service Class	Class
Assets
Investments in mutual funds
at fair value	$ 81,146	$ 33,604	$ 37,523	$ 2,004	$ 800
Total assets	81,146	33,604	37,523	2,004	800
Net assets	$ 81,146	$ 33,604	$ 37,523	$ 2,004	$ 800
Net assets
Accumulation units	$ 81,146	$ 33,604	$ 37,523	$ 2,004	$ 800
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 81,146	$ 33,604	$ 37,523	$ 2,004	$ 800
Total number of mutual fund shares	4,443,913	1,843,340	2,103,324	97,866	80,978
Cost of mutual fund shares	$ 80,274	$ 34,116	$ 33,495	$ 2,023	$ 810

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

		ING Pioneer			ING Pioneer
	ING PIMCO	Equity Income	ING Pioneer		Mid Cap Value
	High Yield	Portfolio -	Fund Portfolio	ING Pioneer	Portfolio -
	Portfolio -	Institutional	- Institutional	Fund Portfolio	Institutional
	Service Class	Class	Class	- Service Class	Class
Assets
Investments in mutual funds
at fair value	$ 5,722	$ 156,482	$ 16,489	$ 111	$ 96,991
Total assets	5,722	156,482	16,489	111	96,991
Net assets	$ 5,722	$ 156,482	$ 16,489	$ 111	$ 96,991
Net assets
Accumulation units	$ 5,722	$ 153,165	$ 16,215	$ 111	$ 95,748
Contracts in payout (annuitization)	-	3,317	274	-	1,243
Total net assets	$ 5,722	$ 156,482	$ 16,489	$ 111	$ 96,991
Total number of mutual fund shares	578,521	17,045,978	1,252,966	8,451	7,840,810
Cost of mutual fund shares	$ 5,908	$ 161,834	$ 16,406	$ 111	$ 99,133

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

			ING T. Rowe	ING T. Rowe	ING T. Rowe
	ING Pioneer	ING Stock	Price Capital	Price Equity	Price Equity
	Mid Cap Value	Index Portfolio	Appreciation	Income	Income
	Portfolio -	- Institutional	Portfolio -	Portfolio -	Portfolio -
	Service Class	Class	Service Class	Adviser Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 16	$ 3,588	$ 168,990	$ 1,151	$ 101,704
Total assets	16	3,588	168,990	1,151	101,704
Net assets	$ 16	$ 3,588	$ 168,990	$ 1,151	$ 101,704
Net assets
Accumulation units	$ 16	$ 3,588	$ 168,990	$ 1,151	$ 101,704
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 16	$ 3,588	$ 168,990	$ 1,151	$ 101,704
Total number of mutual fund shares	1,304	277,290	6,844,460	76,762	6,682,257
Cost of mutual fund shares	$ 16	$ 3,376	$ 176,538	$ 1,199	$ 94,539

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

ING Van
	ING Templeton		ING Van	Kampen	ING Van
	Global Growth	ING Templeton	Kampen	Growth and	Kampen Real
	Portfolio -	Global Growth	Capital Growth	Income	Estate Portfolio
	Institutional	Portfolio -	Portfolio -	Portfolio -	- Institutional
	Class	Service Class	Service Class	Service Class	Class
Assets
Investments in mutual funds
at fair value	$ 1,186	$ 2,833	$ 87	$ 17,288	$ 942
Total assets	1,186	2,833	87	17,288	942
Net assets	$ 1,186	$ 2,833	$ 87	$ 17,288	$ 942
Net assets
Accumulation units	$ 1,186	$ 2,833	$ 87	$ 17,288	$ -
Contracts in payout (annuitization)	-	-	-	-	942
Total net assets	$ 1,186	$ 2,833	$ 87	$ 17,288	$ 942
Total number of mutual fund shares	82,506	196,851	6,228	644,109	33,000
Cost of mutual fund shares	$ 1,192	$ 2,881	$ 78	$ 17,841	$ 1,191

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

ING VP Index
		Plus	ING VP Index
		International	Plus	ING Wells	ING Wells
	ING Van	Equity	International	Fargo	Fargo
	Kampen Real	Portfolio -	Equity	Disciplined	Disciplined
	Estate Portfolio	Institutional	Portfolio -	Value Portfolio	Value Portfolio
	- Service Class	Class	Service Class	- Adviser Class	- Service Class
Assets
Investments in mutual funds
at fair value	$ 20,838	$ 22,362	$ 7,116	$ 3	$ 1,123
Total assets	20,838	22,362	7,116	3	1,123
Net assets	$ 20,838	$ 22,362	$ 7,116	$ 3	$ 1,123
Net assets
Accumulation units	$ 20,838	$ 20,893	$ 7,116	$ 3	$ 1,123
Contracts in payout (annuitization)	-	1,469	-	-	-
Total net assets	$ 20,838	$ 22,362	$ 7,116	$ 3	$ 1,123
Total number of mutual fund shares	733,482	1,578,152	503,942	157	66,324
Cost of mutual fund shares	$ 27,567	$ 22,666	$ 7,207	$ 3	$ 1,210

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

	ING Wells	ING		ING American	ING American
	Fargo Small	International	ING	Century Large	Century Large
	Cap Disciplined	Growth	International	Company	Company
	Portfolio -	Opportunities	SmallCap Fund	Value Portfolio	Value Portfolio
	Service Class	Fund - Class Q	- Class A	- Adviser Class	- Service Class
Assets
Investments in mutual funds
at fair value	$ 1,022	$ 11	$ 2,221	$ 86	$ 4,430
Total assets	1,022	11	2,221	86	4,430
Net assets	$ 1,022	$ 11	$ 2,221	$ 86	$ 4,430
Net assets
Accumulation units	$ 1,022	$ 11	$ 2,221	$ 86	$ 4,222
Contracts in payout (annuitization)	-	-	-	-	208
Total net assets	$ 1,022	$ 11	$ 2,221	$ 86	$ 4,430
Total number of mutual fund shares	93,200	912	46,021	6,042	306,172
Cost of mutual fund shares	$ 1,075	$ 11	$ 2,458	$ 89	$ 4,487

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

	ING American	ING American		ING Baron	ING Baron
	Century Small-	Century Small-		Small Cap	Small Cap
	Mid Cap Value	Mid Cap Value	ING Baron	Growth	Growth
	Portfolio -	Portfolio -	Asset Portfolio	Portfolio -	Portfolio -
	Adviser Class	Service Class	- Service Class	Adviser Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 37	$ 28,635	$ 3,217	$ 257	$ 108,700
Total assets	37	28,635	3,217	257	108,700
Net assets	$ 37	$ 28,635	$ 3,217	$ 257	$ 108,700
Net assets
Accumulation units	$ 37	$ 28,282	$ 3,217	$ 257	$ 108,067
Contracts in payout (annuitization)	-	353	-	-	633
Total net assets	$ 37	$ 28,635	$ 3,217	$ 257	$ 108,700
Total number of mutual fund shares	3,323	2,511,819	266,102	13,408	5,588,712
Cost of mutual fund shares	$ 43	$ 30,238	$ 3,146	$ 257	$ 87,530

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

ING Columbia
	Small Cap	ING Davis New	ING Fidelity®	ING JPMorgan	ING JPMorgan
	Value II	York Venture	VIP Mid Cap	International	International
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Adviser Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 796	$ 11,313	$ 4,044	$ 191	$ 142,311
Total assets	796	11,313	4,044	191	142,311
Net assets	$ 796	$ 11,313	$ 4,044	$ 191	$ 142,311
Net assets
Accumulation units	$ 796	$ 11,249	$ 4,044	$ 191	$ 140,290
Contracts in payout (annuitization)	-	64	-	-	2,021
Total net assets	$ 796	$ 11,313	$ 4,044	$ 191	$ 142,311
Total number of mutual fund shares	76,234	554,842	257,280	11,128	8,122,764
Cost of mutual fund shares	$ 824	$ 10,282	$ 3,961	$ 194	$ 95,173

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

				ING Legg	ING Legg
				Mason	Mason
				Partners	Partners
	ING JPMorgan	ING JPMorgan	ING JPMorgan	Aggressive	Aggressive
	International	Mid Cap Value	Mid Cap Value	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Service Class	Adviser Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 31	$ 386	$ 34,984	$ 96	$ 161,023
Total assets	31	386	34,984	96	161,023
Net assets	$ 31	$ 386	$ 34,984	$ 96	$ 161,023
Net assets
Accumulation units	$ 31	$ 386	$ 34,009	$ 96	$ 160,873
Contracts in payout (annuitization)	-	-	975	-	150
Total net assets	$ 31	$ 386	$ 34,984	$ 96	$ 161,023
Total number of mutual fund shares	1,782	24,878	2,232,534	2,052	3,333,128
Cost of mutual fund shares	$ 28	$ 417	$ 33,157	$ 102	$ 158,478

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

ING Legg
	Mason	ING Legg	ING Legg
	Partners	Mason	Mason	ING Neuberger	ING Neuberger
	Aggressive	Partners Large	Partners Large	Berman	Berman
	Growth	Cap Growth	Cap Growth	Partners	Regency
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Initial Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 87	$ 142	$ 3,536	$ 2,266	$ 62
Total assets	87	142	3,536	2,266	62
Net assets	$ 87	$ 142	$ 3,536	$ 2,266	$ 62
Net assets
Accumulation units	$ 87	$ 142	$ 3,536	$ 2,257	$ 62
Contracts in payout (annuitization)	-	-	-	9	-
Total net assets	$ 87	$ 142	$ 3,536	$ 2,266	$ 62
Total number of mutual fund shares	1,833	11,789	286,067	201,460	5,780
Cost of mutual fund shares	$ 84	$ 146	$ 3,286	$ 2,318	$ 64

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

ING
		ING	ING	ING	Oppenheimer
	ING OpCap	Oppenheimer	Oppenheimer	Oppenheimer	Strategic
	Balanced Value	Global	Global	Global	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Initial Class	Service Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 10,961	$ 365	$ 840,722	$ 439	$ 275
Total assets	10,961	365	840,722	439	275
Net assets	$ 10,961	$ 365	$ 840,722	$ 439	$ 275
Net assets
Accumulation units	$ 10,520	$ 365	$ 837,715	$ 439	$ 275
Contracts in payout (annuitization)	441	-	3,007	-	-
Total net assets	$ 10,961	$ 365	$ 840,722	$ 439	$ 275
Total number of mutual fund shares	864,458	22,302	49,835,340	26,645	24,770
Cost of mutual fund shares	$ 11,312	$ 372	$ 624,815	$ 437	$ 268

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

ING
Oppenheimer
	Strategic	ING PIMCO	ING PIMCO	ING Pioneer	ING Pioneer
	Income	Total Return	Total Return	High Yield	High Yield
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Adviser Class	Service Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 125,688	$ 554	$ 83,010	$ 5,184	$ 95
Total assets	125,688	554	83,010	5,184	95
Net assets	$ 125,688	$ 554	$ 83,010	$ 5,184	$ 95
Net assets
Accumulation units	$ 123,780	$ 554	$ 78,456	$ 5,025	$ 95
Contracts in payout (annuitization)	1,908	-	4,554	159	-
Total net assets	$ 125,688	$ 554	$ 83,010	$ 5,184	$ 95
Total number of mutual fund shares	11,222,122	47,578	7,070,735	505,780	9,311
Cost of mutual fund shares	$ 115,200	$ 527	$ 77,972	$ 5,297	$ 98

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution	ING Solution
	2015 Portfolio -	2015 Portfolio -	2025 Portfolio -	2025 Portfolio -	2035 Portfolio -
	Adviser Class	Service Class	Adviser Class	Service Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 9,750	$ 30,299	$ 12,103	$ 39,563	$ 9,830
Total assets	9,750	30,299	12,103	39,563	9,830
Net assets	$ 9,750	$ 30,299	$ 12,103	$ 39,563	$ 9,830
Net assets
Accumulation units	$ 9,750	$ 30,299	$ 12,103	$ 39,563	$ 9,830
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 9,750	$ 30,299	$ 12,103	$ 39,563	$ 9,830
Total number of mutual fund shares	795,247	2,451,367	952,244	3,086,075	745,257
Cost of mutual fund shares	$ 9,461	$ 29,280	$ 11,711	$ 38,044	$ 9,507

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

				ING Solution	ING Solution
	ING Solution	ING Solution	ING Solution	Income	Income
	2035 Portfolio -	2045 Portfolio -	2045 Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Service Class	Adviser Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 27,544	$ 7,858	$ 17,462	$ 7,427	$ 7,385
Total assets	27,544	7,858	17,462	7,427	7,385
Net assets	$ 27,544	$ 7,858	$ 17,462	$ 7,427	$ 7,385
Net assets
Accumulation units	$ 27,544	$ 7,858	$ 17,462	$ 7,427	$ 7,385
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 27,544	$ 7,858	$ 17,462	$ 7,427	$ 7,385
Total number of mutual fund shares	2,072,572	575,226	1,269,972	643,615	635,000
Cost of mutual fund shares	$ 26,347	$ 7,675	$ 16,640	$ 7,179	$ 7,235

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe	ING T. Rowe
	Price	Price	Price	ING T. Rowe	ING T. Rowe
	Diversified Mid	Diversified Mid	Diversified Mid	Price Growth	Price Growth
	Cap Growth	Cap Growth	Cap Growth	Equity	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 365	$ 389,300	$ 514	$ 1,155	$ 275,025
Total assets	365	389,300	514	1,155	275,025
Net assets	$ 365	$ 389,300	$ 514	$ 1,155	$ 275,025
Net assets
Accumulation units	$ 365	$ 388,570	$ 514	$ 1,155	$ 273,662
Contracts in payout (annuitization)	-	730	-	-	1,363
Total net assets	$ 365	$ 389,300	$ 514	$ 1,155	$ 275,025
Total number of mutual fund shares	39,637	40,892,852	54,833	19,003	4,443,775
Cost of mutual fund shares	$ 371	$ 315,509	$ 486	$ 1,175	$ 212,772

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

	ING T. Rowe				ING UBS U.S.
	Price Growth	ING Templeton	ING	ING	Large Cap
	Equity	Foreign Equity	Thornburg	Thornburg	Equity
	Portfolio -	Portfolio -	Value Portfolio	Value Portfolio	Portfolio -
	Service Class	Service Class	- Adviser Class	- Initial Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 1,234	$ 5,433	$ 521	$ 113,433	$ 13
Total assets	1,234	5,433	521	113,433	13
Net assets	$ 1,234	$ 5,433	$ 521	$ 113,433	$ 13
Net assets
Accumulation units	$ 1,234	$ 5,433	$ 521	$ 112,602	$ 13
Contracts in payout (annuitization)	-	-	-	831	-
Total net assets	$ 1,234	$ 5,433	$ 521	$ 113,433	$ 13
Total number of mutual fund shares	20,120	398,617	15,625	3,336,277	1,209
Cost of mutual fund shares	$ 1,112	$ 5,294	$ 539	$ 95,531	$ 13

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

	ING UBS U.S.	ING UBS U.S.	ING UBS U.S.	ING Van	ING Van
	Large Cap	Large Cap	Small Cap	Kampen	Kampen
	Equity	Equity	Growth	Comstock	Comstock
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Service Class	Adviser Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 126,472	$ 6	$ 592	$ 382	$ 83,912
Total assets	126,472	6	592	382	83,912
Net assets	$ 126,472	$ 6	$ 592	$ 382	$ 83,912
Net assets
Accumulation units	$ 125,610	$ 6	$ 592	$ 382	$ 82,103
Contracts in payout (annuitization)	862	-	-	-	1,809
Total net assets	$ 126,472	$ 6	$ 592	$ 382	$ 83,912
Total number of mutual fund shares	11,920,113	613	61,859	30,956	6,718,368
Cost of mutual fund shares	$ 113,958	$ 6	$ 629	$ 419	$ 81,025

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

				ING VP	ING VP
	ING Van	ING Van	ING Van	Strategic	Strategic
	Kampen Equity	Kampen Equity	Kampen Equity	Allocation	Allocation
	and Income	and Income	and Income	Conservative	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 203	$ 325,269	$ 188	$ 37,661	$ 84,589
Total assets	203	325,269	188	37,661	84,589
Net assets	$ 203	$ 325,269	$ 188	$ 37,661	$ 84,589
Net assets
Accumulation units	$ 203	$ 322,854	$ 188	$ 36,755	$ 83,939
Contracts in payout (annuitization)	-	2,415	-	906	650
Total net assets	$ 203	$ 325,269	$ 188	$ 37,661	$ 84,589
Total number of mutual fund shares	5,474	8,614,105	5,019	2,787,618	5,104,961
Cost of mutual fund shares	$ 206	$ 291,971	$ 192	$ 36,238	$ 73,348

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

ING VP
	Strategic	ING VP	ING VP	ING VP
	Allocation	Growth and	Growth and	Growth and
	Moderate	Income	Income	Income	ING GET U.S.
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Core Portfolio -
	Class I	Class A	Class I	Class S	Series 1
Assets
Investments in mutual funds
at fair value	$ 73,150	$ 158	$ 1,758,568	$ 101	$ 917
Total assets	73,150	158	1,758,568	101	917
Net assets	$ 73,150	$ 158	$ 1,758,568	$ 101	$ 917
Net assets
Accumulation units	$ 71,763	$ 158	$ 1,615,290	$ 101	$ 917
Contracts in payout (annuitization)	1,387	-	143,278	-	-
Total net assets	$ 73,150	$ 158	$ 1,758,568	$ 101	$ 917
Total number of mutual fund shares	4,825,169	6,403	71,024,560	4,092	88,517
Cost of mutual fund shares	$ 65,799	$ 159	$ 1,846,067	$ 101	$ 886

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 2	Series 3	Series 5	Series 6	Series 7
Assets
Investments in mutual funds
at fair value	$ 5,698	$ 23,204	$ 660	$ 2,918	$ 2,516
Total assets	5,698	23,204	660	2,918	2,516
Net assets	$ 5,698	$ 23,204	$ 660	$ 2,918	$ 2,516
Net assets
Accumulation units	$ 5,698	$ 23,204	$ 660	$ 2,918	$ 2,516
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 5,698	$ 23,204	$ 660	$ 2,918	$ 2,516
Total number of mutual fund shares	550,558	2,193,236	62,281	275,262	234,276
Cost of mutual fund shares	$ 5,502	$ 21,943	$ 628	$ 2,770	$ 2,361

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

ING VP Global
Science and
	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	Technology
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Portfolio -
	Series 8	Series 9	Series 10	Series 11	Class I
Assets
Investments in mutual funds
at fair value	$ 969	$ 164	$ 76	$ 47	$ 42,834
Total assets	969	164	76	47	42,834
Net assets	$ 969	$ 164	$ 76	$ 47	$ 42,834
Net assets
Accumulation units	$ 969	$ 164	$ 76	$ 47	$ 42,834
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 969	$ 164	$ 76	$ 47	$ 42,834
Total number of mutual fund shares	90,247	15,191	6,962	4,487	7,859,461
Cost of mutual fund shares	$ 910	$ 153	$ 70	$ 45	$ 32,461

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

	ING VP	ING VP Index	ING VP Index	ING VP Index	ING VP Index
	Growth	Plus LargeCap	Plus LargeCap	Plus MidCap	Plus MidCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class S	Class I	Class S
Assets
Investments in mutual funds
at fair value	$ 62,321	$ 469,092	$ 334	$ 381,531	$ 343
Total assets	62,321	469,092	334	381,531	343
Net assets	$ 62,321	$ 469,092	$ 334	$ 381,531	$ 343
Net assets
Accumulation units	$ 61,865	$ 463,895	$ 334	$ 379,849	$ 343
Contracts in payout (annuitization)	456	5,197	-	1,682	-
Total net assets	$ 62,321	$ 469,092	$ 334	$ 381,531	$ 343
Total number of mutual fund shares	4,973,712	25,873,815	18,584	20,814,563	18,915
Cost of mutual fund shares	$ 45,583	$ 358,525	$ 332	$ 337,480	$ 357

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

	ING VP Index	ING VP Index	ING VP Small	ING VP Small	ING VP Value
	Plus SmallCap	Plus SmallCap	Company	Company	Opportunity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class S	Class I	Class S	Class I
Assets
Investments in mutual funds
at fair value	$ 151,310	$ 90	$ 135,138	$ 87	$ 82,179
Total assets	151,310	90	135,138	87	82,179
Net assets	$ 151,310	$ 90	$ 135,138	$ 87	$ 82,179
Net assets
Accumulation units	$ 150,322	$ 90	$ 133,826	$ 87	$ 82,100
Contracts in payout (annuitization)	988	-	1,312	-	79
Total net assets	$ 151,310	$ 90	$ 135,138	$ 87	$ 82,179
Total number of mutual fund shares	9,961,137	5,975	6,908,888	4,478	5,120,211
Cost of mutual fund shares	$ 153,481	$ 102	$ 130,196	$ 90	$ 61,467

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

	ING VP			ING VP	ING VP
	Financial	ING VP	ING VP	MidCap	MidCap
	Services	International	International	Opportunities	Opportunities
	Portfolio -	Value Portfolio	Value Portfolio	Portfolio -	Portfolio -
	Class I	- Class I	- Class S	Class I	Class S
Assets
Investments in mutual funds
at fair value	$ 2,563	$ 158,131	$ 480	$ 9,758	$ 70
Total assets	2,563	158,131	480	9,758	70
Net assets	$ 2,563	$ 158,131	$ 480	$ 9,758	$ 70
Net assets
Accumulation units	$ 2,563	$ 155,263	$ 480	$ 9,758	$ 70
Contracts in payout (annuitization)	-	2,868	-	-	-
Total net assets	$ 2,563	$ 158,131	$ 480	$ 9,758	$ 70
Total number of mutual fund shares	237,777	11,104,704	33,364	951,040	6,929
Cost of mutual fund shares	$ 2,957	$ 150,350	$ 509	$ 7,907	$ 63

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

		ING VP	ING VP
		SmallCap	SmallCap	ING VP	ING VP
	ING VP Real	Opportunities	Opportunities	Balanced	Intermediate
	Estate Portfolio	Portfolio -	Portfolio -	Portfolio -	Bond Portfolio
	- Class I	Class I	Class S	Class I	- Class I
Assets
Investments in mutual funds
at fair value	$ 49,032	$ 11,915	$ 17	$ 528,434	$ 421,252
Total assets	49,032	11,915	17	528,434	421,252
Net assets	$ 49,032	$ 11,915	$ 17	$ 528,434	$ 421,252
Net assets
Accumulation units	$ 49,032	$ 11,915	$ 17	$ 501,705	$ 414,684
Contracts in payout (annuitization)	-	-	-	26,729	6,568
Total net assets	$ 49,032	$ 11,915	$ 17	$ 528,434	$ 421,252
Total number of mutual fund shares	3,208,905	542,069	796	36,569,823	31,840,691
Cost of mutual fund shares	$ 55,040	$ 10,436	$ 17	$ 496,376	$ 428,786

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

				Janus Aspen	Janus Aspen
	ING VP	ING VP Money		Series Balanced	Series Flexible
	Intermediate	Market	Janus Adviser	Portfolio -	Bond Portfolio
	Bond Portfolio	Portfolio -	Balanced Fund	Institutional	- Institutional
	- Class S	Class I	- Class S	Shares	Shares
Assets
Investments in mutual funds
at fair value	$ 249	$ 520,246	$ 1	$ 367	$ 99
Total assets	249	520,246	1	367	99
Net assets	$ 249	$ 520,246	$ 1	$ 367	$ 99
Net assets
Accumulation units	$ 249	$ 517,172	$ 1	$ 367	$ 99
Contracts in payout (annuitization)	-	3,074	-	-	-
Total net assets	$ 249	$ 520,246	$ 1	$ 367	$ 99
Total number of mutual fund shares	18,914	38,512,757	26	12,224	8,681
Cost of mutual fund shares	$ 250	$ 505,822	$ 1	$ 329	$ 98

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

Janus Aspen
	Janus Aspen	Janus Aspen	Series
	Series Large	Series Mid Cap	Worldwide
	Cap Growth	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Lazard Mid	LKCM
	Institutional	Institutional	Institutional	Cap Portfolio -	Aquinas
	Shares	Shares	Shares	Open Shares	Growth Fund
Assets
Investments in mutual funds
at fair value	$ 150	$ 490	$ 317	$ 326	$ 236
Total assets	150	490	317	326	236
Net assets	$ 150	$ 490	$ 317	$ 326	$ 236
Net assets
Accumulation units	$ 150	$ 490	$ 317	$ 326	$ 236
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 150	$ 490	$ 317	$ 326	$ 236
Total number of mutual fund shares	5,677	12,279	8,978	26,544	14,377
Cost of mutual fund shares	$ 121	$ 403	$ 267	$ 387	$ 211

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

Lord Abbett
	Lord Abbett	Lord Abbett	Series Fund -	Massachusetts
	Mid-Cap Value	Small-Cap	Mid-Cap Value	Investors	Moderate
	Fund, Inc. -	Value Fund -	Portfolio -	Growth Stock	Allocation
	Class A	Class A	Class VC	Fund - Class A	Portfolio
Assets
Investments in mutual funds
at fair value	$ 1,257	$ 1,648	$ 146,234	$ 737	$ 26
Total assets	1,257	1,648	146,234	737	26
Net assets	$ 1,257	$ 1,648	$ 146,234	$ 737	$ 26
Net assets
Accumulation units	$ 1,257	$ 1,648	$ 145,110	$ 737	$ 26
Contracts in payout (annuitization)	-	-	1,124	-	-
Total net assets	$ 1,257	$ 1,648	$ 146,234	$ 737	$ 26
Total number of mutual fund shares	67,667	59,074	7,737,234	48,057	1,202
Cost of mutual fund shares	$ 1,495	$ 1,728	$ 156,697	$ 609	$ 27

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

Neuberger
Berman
	Socially	New	New	Oppenheimer	Oppenheimer
	Responsive	Perspective	Perspective	Capital	Developing
	Fund® - Trust	Fund®, Inc. -	Fund®, Inc. -	Appreciation	Markets Fund -
	Class	Class R-3	Class R-4	Fund - Class A	Class A
Assets
Investments in mutual funds
at fair value	$ 1,985	$ 4,038	$ 41,461	$ 597	$ 230,998
Total assets	1,985	4,038	41,461	597	230,998
Net assets	$ 1,985	$ 4,038	$ 41,461	$ 597	$ 230,998
Net assets
Accumulation units	$ 1,985	$ 4,038	$ 41,461	$ 597	$ 230,998
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 1,985	$ 4,038	$ 41,461	$ 597	$ 230,998
Total number of mutual fund shares	107,906	120,570	1,229,926	11,616	4,748,170
Cost of mutual fund shares	$ 1,998	$ 3,867	$ 38,259	$ 502	$ 186,401

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

Oppenheimer
	Oppenheimer	Oppenheimer	Main Street	Oppenheimer	Oppenheimer
	Global	Main Street	Small Cap	Mid Cap	Strategic Bond
	Securities/VA	Fund®/VA	Fund®/VA	Fund/VA	Fund/VA
Assets
Investments in mutual funds
at fair value	$ 578	$ 115	$ 6,971	$ 31	$ 125
Total assets	578	115	6,971	31	125
Net assets	$ 578	$ 115	$ 6,971	$ 31	$ 125
Net assets
Accumulation units	$ 578	$ -	$ 6,971	$ -	$ 125
Contracts in payout (annuitization)	-	115	-	31	-
Total net assets	$ 578	$ 115	$ 6,971	$ 31	$ 125
Total number of mutual fund shares	15,803	4,486	383,047	581	22,511
Cost of mutual fund shares	$ 529	$ 98	$ 7,232	$ 32	$ 116

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

		PIMCO Real		Pioneer
		Return		Emerging	Pioneer Equity
		Portfolio -	Pioneer High	Markets VCT	Income VCT
	Pax World	Administrative	Yield Fund -	Portfolio -	Portfolio -
	Balanced Fund	Class	Class A	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 59,458	$ 34,027	$ 3,394	$ 29,074	$ 1,189
Total assets	59,458	34,027	3,394	29,074	1,189
Net assets	$ 59,458	$ 34,027	$ 3,394	$ 29,074	$ 1,189
Net assets
Accumulation units	$ 59,458	$ 34,027	$ 3,394	$ 29,074	$ 1,189
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 59,458	$ 34,027	$ 3,394	$ 29,074	$ 1,189
Total number of mutual fund shares	2,349,187	2,707,020	324,196	662,883	50,021
Cost of mutual fund shares	$ 56,524	$ 33,501	$ 3,584	$ 27,435	$ 1,289

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

	Pioneer High	Pioneer Mid
	Yield VCT	Cap Value	Premier VIT	T. Rowe Price	T. Rowe Price
	Portfolio -	VCT Portfolio -	OpCap Mid	Mid-Cap Value	Value Fund -
	Class I	Class I	Cap Portfolio	Fund - R Class	Advisor Class
Assets
Investments in mutual funds
at fair value	$ 19,319	$ 513	$ 393	$ 991	$ 61
Total assets	19,319	513	393	991	61
Net assets	$ 19,319	$ 513	$ 393	$ 991	$ 61
Net assets
Accumulation units	$ 19,319	$ 513	$ 393	$ 991	$ 61
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 19,319	$ 513	$ 393	$ 991	$ 61
Total number of mutual fund shares	1,748,292	26,667	24,254	44,705	2,365
Cost of mutual fund shares	$ 19,357	$ 548	$ 398	$ 1,066	$ 63

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

			The Growth	The Growth	The Income
	Templeton	Templeton	Fund of	Fund of	Fund of
	Foreign Fund -	Global Bond	America® -	America® -	America® -
	Class A	Fund - Class A	Class R-3	Class R-4	Class R-3
Assets
Investments in mutual funds
at fair value	$ 1,410	$ 72,664	$ 12,442	$ 248,778	$ 1,660
Total assets	1,410	72,664	12,442	248,778	1,660
Net assets	$ 1,410	$ 72,664	$ 12,442	$ 248,778	$ 1,660
Net assets
Accumulation units	$ 1,410	$ 72,664	$ 12,442	$ 248,778	$ 1,660
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 1,410	$ 72,664	$ 12,442	$ 248,778	$ 1,660
Total number of mutual fund shares	112,591	6,362,863	371,194	7,369,013	85,832
Cost of mutual fund shares	$ 1,476	$ 70,536	$ 11,803	$ 223,650	$ 1,709

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

Small
			Company	Wanger
	Diversified	Equity Income	Growth	International
	Value Portfolio	Portfolio	Portfolio	Small Cap	Wanger Select
Assets
Investments in mutual funds
at fair value	$ 114	$ 304	$ 86	$ 9,623	$ 66,892
Total assets	114	304	86	9,623	66,892
Net assets	$ 114	$ 304	$ 86	$ 9,623	$ 66,892
Net assets
Accumulation units	$ 114	$ 304	$ 86	$ 9,623	$ 66,892
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 114	$ 304	$ 86	$ 9,623	$ 66,892
Total number of mutual fund shares	6,989	15,378	4,734	218,510	2,382,188
Cost of mutual fund shares	$ 103	$ 292	$ 89	$ 9,779	$ 63,012

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2007
(Dollars in thousands)

		Washington	Washington	Wells Fargo
		Mutual	Mutual	Advantage
	Wanger U.S.	Investors	Investors	Small Cap
	Smaller	FundSM, Inc. -	FundSM, Inc. -	Value Fund -
	Companies	Class R-3	Class R-4	Class A
Assets
Investments in mutual funds
at fair value	$ 21,526	$ 5,204	$ 91,248	$ 47
Total assets	21,526	5,204	91,248	47
Net assets	$ 21,526	$ 5,204	$ 91,248	$ 47
Net assets
Accumulation units	$ 21,526	$ 5,204	$ 91,248	$ 47
Contracts in payout (annuitization)	-	-	-	-
Total net assets	$ 21,526	$ 5,204	$ 91,248	$ 47
Total number of mutual fund shares	593,649	155,489	2,720,585	1,625
Cost of mutual fund shares	$ 20,952	$ 5,157	$ 86,498	$ 53

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

				AIM V.I.
			AIM Global	Capital
	AIM Mid Cap	AIM Small Cap	Health Care	Appreciation	AIM V.I. Core
	Core Equity	Growth Fund -	Fund - Investor	Fund - Series I	Equity Fund -
	Fund - Class A	Class A	Class	Shares	Series I Shares
Net investment income (loss)
Income:
Dividends	$ 3	$ -	$ -	$ -	$ 543
Total investment income	3	-	-	-	543
Expenses:
Mortality, expense risk and
other charges	2	-	2	363	530
Total expenses	2	-	2	363	530
Net investment income (loss)	1	-	(2)	(363)	13
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	1	-	1,891	1,463
Capital gains distributions	43	4	13	-	-
Total realized gain (loss) on investments
and capital gains distributions	44	5	13	1,891	1,463
Net unrealized appreciation
(depreciation) of investments	(23)	(3)	-	1,877	1,934
Net realized and unrealized gain (loss)
on investments	21	2	13	3,768	3,397
Net increase (decrease) in net assets
resulting from operations	$ 22	$ 2	$ 11	$ 3,405	$ 3,410

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

					American
	AllianceBernstein	AllianceBernstein		American	Century
	Growth and	Growth and	Allianz NFJ	Balanced	Income &
	Income Fund, Inc. -	Income Portfolio -	Small-Cap	Fund® - Class	Growth Fund -
	Class A	Class A	Value - Class A	R-3	A Class
Net investment income (loss)
Income:
Dividends	$ 1	$ 10	$ 9	$ 138	$ 74
Total investment income	1	10	9	138	74
Expenses:
Mortality, expense risk and
other charges	1	8	5	47	61
Total expenses	1	8	5	47	61
Net investment income (loss)	-	2	4	91	13
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	16	16	65	282
Capital gains distributions	10	35	46	141	668
Total realized gain (loss) on investments
and capital gains distributions	11	51	62	206	950
Net unrealized appreciation
(depreciation) of investments	(9)	(28)	(42)	(7)	(1,042)
Net realized and unrealized gain (loss)
on investments	2	23	20	199	(92)
Net increase (decrease) in net assets
resulting from operations	$ 2	$ 25	$ 24	$ 290	$ (79)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

	Ariel				Calvert Social
	Appreciation		Baron Asset	Baron Growth	Balanced
	Fund	Ariel Fund	Fund	Fund	Portfolio
Net investment income (loss)
Income:
Dividends	$ 3	$ 3	$ -	$ -	$ 1,462
Total investment income	3	3	-	-	1,462
Expenses:
Mortality, expense risk and
other charges	7	10	8	9	661
Total expenses	7	10	8	9	661
Net investment income (loss)	(4)	(7)	(8)	(9)	801
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	16	(2)	86	153	(586)
Capital gains distributions	53	74	-	-	3,346
Total realized gain (loss) on investments
and capital gains distributions	69	72	86	153	2,760
Net unrealized appreciation
(depreciation) of investments	(83)	(101)	(45)	(105)	(2,483)
Net realized and unrealized gain (loss)
on investments	(14)	(29)	41	48	277
Net increase (decrease) in net assets
resulting from operations	$ (18)	$ (36)	$ 33	$ 39	$ 1,078

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

	Capital One
	Mid Cap	DWS Equity	EuroPacific	EuroPacific	Evergreen
	Equity Fund -	500 Index Fund	Growth Fund®	Growth Fund®	Equity Income
	Class A	- Class S	- Class R-3	- Class R-4	Fund - Class I
Net investment income (loss)
Income:
Dividends	$ -	$ 4	$ 149	$ 3,805	$ 1
Total investment income	-	4	149	3,805	1
Expenses:
Mortality, expense risk and
other charges	1	2	40	1,739	3
Total expenses	1	2	40	1,739	3
Net investment income (loss)	(1)	2	109	2,066	(2)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4	4	156	3,939	-
Capital gains distributions	10	-	633	13,986	-
Total realized gain (loss) on investments
and capital gains distributions	14	4	789	17,925	-
Net unrealized appreciation
(depreciation) of investments	(12)	2	189	8,161	(3)
Net realized and unrealized gain (loss)
on investments	2	6	978	26,086	(3)
Net increase (decrease) in net assets
resulting from operations	$ 1	$ 8	$ 1,087	$ 28,152	$ (5)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

		Fidelity®	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Evergreen	Advisor Mid	Equity-Income	Growth	High Income
	Special Values	Cap Fund -	Portfolio -	Portfolio -	Portfolio -
	Fund - Class A	Class T	Initial Class	Initial Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 1,217	$ -	$ 8,105	$ 2,581	$ 633
Total investment income	1,217	-	8,105	2,581	633
Expenses:
Mortality, expense risk and
other charges	1,153	3	4,716	3,246	83
Total expenses	1,153	3	4,716	3,246	83
Net investment income (loss)	64	(3)	3,389	(665)	550
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,662	91	6,978	(13,329)	(31)
Capital gains distributions	17,149	10	35,743	270	-
Total realized gain (loss) on investments
and capital gains distributions	19,811	101	42,721	(13,059)	(31)
Net unrealized appreciation
(depreciation) of investments	(29,475)	(32)	(42,979)	84,086	(389)
Net realized and unrealized gain (loss)
on investments	(9,664)	69	(258)	71,027	(420)
Net increase (decrease) in net assets
resulting from operations	$ (9,600)	$ 66	$ 3,131	$ 70,362	$ 130

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

					Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Asset
	Overseas	Contrafund®	Index 500	Mid Cap	ManagerSM
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 1,896	$ 11,773	$ 4,685	$ 71	$ 1,175
Total investment income	1,896	11,773	4,685	71	1,175
Expenses:
Mortality, expense risk and
other charges	596	12,551	1,318	-	189
Total expenses	596	12,551	1,318	-	189
Net investment income (loss)	1,300	(778)	3,367	71	986
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3,929	48,390	156	22	11
Capital gains distributions	3,562	314,180	-	532	524
Total realized gain (loss) on investments
and capital gains distributions	7,491	362,570	156	554	535
Net unrealized appreciation
(depreciation) of investments	(637)	(173,527)	2,132	341	995
Net realized and unrealized gain (loss)
on investments	6,854	189,043	2,288	895	1,530
Net increase (decrease) in net assets
resulting from operations	$ 8,154	$ 188,265	$ 5,655	$ 966	$ 2,516

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

		Franklin Small-	Franklin Small
	Mutual	Mid Cap	Cap Value	ING Financial	ING Real
	Discovery Fund	Growth Fund -	Securities Fund	Services Fund -	Estate Fund -
	- Class R	Class A	- Class 2	Class A	Class A
Net investment income (loss)
Income:
Dividends	$ 44	$ -	$ 622	$ 2	$ 59
Total investment income	44	-	622	2	59
Expenses:
Mortality, expense risk and
other charges	14	8	976	1	17
Total expenses	14	8	976	1	17
Net investment income (loss)	30	(8)	(354)	1	42
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	30	14	4,235	-	132
Capital gains distributions	52	121	6,397	18	189
Total realized gain (loss) on investments
and capital gains distributions	82	135	10,632	18	321
Net unrealized appreciation
(depreciation) of investments	39	(69)	(13,832)	(37)	(765)
Net realized and unrealized gain (loss)
on investments	121	66	(3,200)	(19)	(444)
Net increase (decrease) in net assets
resulting from operations	$ 151	$ 58	$ (3,554)	$ (18)	$ (402)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

					ING
		ING			AllianceBernstein
	ING GNMA	Intermediate			Mid Cap Growth
	Income Fund -	Bond Fund -	ING GET Fund	ING GET Fund	Portfolio - Service
	Class A	Class A	- Series Q	- Series S	Class
Net investment income (loss)
Income:
Dividends	$ 46	$ 99	$ 116	$ 410	$ -
Total investment income	46	99	116	410	-
Expenses:
Mortality, expense risk and
other charges	10	14	7	86	33
Total expenses	10	14	7	86	33
Net investment income (loss)	36	85	109	324	(33)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(4)	(8)	(82)	(600)	(494)
Capital gains distributions	-	-	36	885	177
Total realized gain (loss) on investments
and capital gains distributions	(4)	(8)	(46)	285	(317)
Net unrealized appreciation
(depreciation) of investments	25	35	(62)	(322)	554
Net realized and unrealized gain (loss)
on investments	21	27	(108)	(37)	237
Net increase (decrease) in net assets
resulting from operations	$ 57	$ 112	$ 1	$ 287	$ 204

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

	ING BlackRock
	Large Cap	ING BlackRock	ING BlackRock
	Growth	Large Cap	Large Cap	ING Evergreen	ING Evergreen
	Portfolio -	Growth	Growth	Health Sciences	Omega
	Institutional	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service 2 Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ 7	$ -
Total investment income	-	-	-	7	-
Expenses:
Mortality, expense risk and
other charges	879	-	-	55	-
Total expenses	879	-	-	55	-
Net investment income (loss)	(879)	-	-	(48)	-
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	1	-	200	-
Capital gains distributions	-	-	-	195	-
Total realized gain (loss) on investments
and capital gains distributions	-	1	-	395	-
Net unrealized appreciation
(depreciation) of investments	(1,934)	-	(2)	13	-
Net realized and unrealized gain (loss)
on investments	(1,934)	1	(2)	408	-
Net increase (decrease) in net assets
resulting from operations	$ (2,813)	$ 1	$ (2)	$ 360	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

		ING FMRSM
		Large Cap	ING FMRSM	ING Global
	ING FMRSM	Growth	Large Cap	Resources	ING Global
	Diversified Mid	Portfolio -	Growth	Portfolio -	Resources
	Cap Portfolio -	Institutional	Portfolio -	Institutional	Portfolio -
	Service Class	Class	Service Class	Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 21	$ -	$ -	$ -	$ 12
Total investment income	21	-	-	-	12
Expenses:
Mortality, expense risk and
other charges	175	2	-	-	881
Total expenses	175	2	-	-	881
Net investment income (loss)	(154)	(2)	-	-	(869)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	333	7	-	-	1,546
Capital gains distributions	70	-	-	-	8,707
Total realized gain (loss) on investments
and capital gains distributions	403	7	-	-	10,253
Net unrealized appreciation
(depreciation) of investments	1,812	(3)	-	4	18,114
Net realized and unrealized gain (loss)
on investments	2,215	4	-	4	28,367
Net increase (decrease) in net assets
resulting from operations	$ 2,061	$ 2	$ -	$ 4	$ 27,498

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

			ING JPMorgan
		ING JPMorgan	Emerging	ING JPMorgan	ING JPMorgan
	ING Janus	Emerging	Markets Equity	Emerging	Small Cap Core
	Contrarian	Markets Equity	Portfolio -	Markets Equity	Equity
	Portfolio -	Portfolio -	Institutional	Portfolio -	Portfolio -
	Service Class	Adviser Class	Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ -	$ 2	$ 410	$ 294	$ 3
Total investment income	-	2	410	294	3
Expenses:
Mortality, expense risk and
other charges	5	1	352	326	25
Total expenses	5	1	352	326	25
Net investment income (loss)	(5)	1	58	(32)	(22)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	19	3,859	2,312	19
Capital gains distributions	2	-	81	68	147
Total realized gain (loss) on investments
and capital gains distributions	2	19	3,940	2,380	166
Net unrealized appreciation
(depreciation) of investments	13	30	6,939	6,767	(257)
Net realized and unrealized gain (loss)
on investments	15	49	10,879	9,147	(91)
Net increase (decrease) in net assets
resulting from operations	$ 10	$ 50	$ 10,937	$ 9,115	$ (113)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

	ING Lord
	Abbett	ING Lord		ING Marsico	ING Marsico
	Affiliated	Abbett	ING Marsico	International	International
	Portfolio -	Affiliated	Growth	Opportunities	Opportunities
	Institutional	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service Class	Adviser Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 30	$ 8	$ -	$ -	$ 94
Total investment income	30	8	-	-	94
Expenses:
Mortality, expense risk and
other charges	602	2	36	-	96
Total expenses	602	2	36	-	96
Net investment income (loss)	(572)	6	(36)	-	(2)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	195	(1)	148	-	465
Capital gains distributions	37	12	-	-	568
Total realized gain (loss) on investments
and capital gains distributions	232	11	148	-	1,033
Net unrealized appreciation
(depreciation) of investments	2,393	(30)	278	(2)	569
Net realized and unrealized gain (loss)
on investments	2,625	(19)	426	(2)	1,602
Net increase (decrease) in net assets
resulting from operations	$ 2,053	$ (13)	$ 390	$ (2)	$ 1,600

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

		ING MFS Total			ING
	ING MFS Total	Return	ING MFS Total	ING MFS	Oppenheimer
	Return	Portfolio -	Return	Utilities	Main Street
	Portfolio -	Institutional	Portfolio -	Portfolio -	Portfolio® -
	Adviser Class	Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 4	$ 45	$ 1,034	$ 255	$ 11
Total investment income	4	45	1,034	255	11
Expenses:
Mortality, expense risk and
other charges	1	362	396	306	14
Total expenses	1	362	396	306	14
Net investment income (loss)	3	(317)	638	(51)	(3)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2	(61)	436	1,939	102
Capital gains distributions	9	78	1,934	1,139	-
Total realized gain (loss) on investments
and capital gains distributions	11	17	2,370	3,078	102
Net unrealized appreciation
(depreciation) of investments	(18)	858	(1,896)	2,510	(81)
Net realized and unrealized gain (loss)
on investments	(7)	875	474	5,588	21
Net increase (decrease) in net assets
resulting from operations	$ (4)	$ 558	$ 1,112	$ 5,537	$ 18

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

	ING PIMCO		ING Pioneer
	High Yield	ING PIMCO	Equity Income	ING Pioneer
	Portfolio -	High Yield	Portfolio -	Fund Portfolio	ING Pioneer
	Institutional	Portfolio -	Institutional	- Institutional	Fund Portfolio
	Class	Service Class	Class	Class	- Service Class
Net investment income (loss)
Income:
Dividends	$ 32	$ 392	$ 2,144	$ 42	$ -
Total investment income	32	392	2,144	42	-
Expenses:
Mortality, expense risk and
other charges	5	61	696	73	1
Total expenses	5	61	696	73	1
Net investment income (loss)	27	331	1,448	(31)	(1)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(11)	(19)	74	137	1
Capital gains distributions	3	30	-	80	1
Total realized gain (loss) on investments
and capital gains distributions	(8)	11	74	217	2
Net unrealized appreciation
(depreciation) of investments	(14)	(257)	(5,352)	14	(1)
Net realized and unrealized gain (loss)
on investments	(22)	(246)	(5,278)	231	1
Net increase (decrease) in net assets
resulting from operations	$ 5	$ 85	$ (3,830)	$ 200	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

	ING Pioneer			ING T. Rowe	ING T. Rowe
	Mid Cap Value	ING Pioneer	ING Stock	Price Capital	Price Equity
	Portfolio -	Mid Cap Value	Index Portfolio	Appreciation	Income
	Institutional	Portfolio -	- Institutional	Portfolio -	Portfolio -
	Class	Service Class	Class	Service Class	Adviser Class
Net investment income (loss)
Income:
Dividends	$ 40	$ -	$ 54	$ 2,334	$ 7
Total investment income	40	-	54	2,334	7
Expenses:
Mortality, expense risk and
other charges	423	-	7	1,383	2
Total expenses	423	-	7	1,383	2
Net investment income (loss)	(383)	-	47	951	5
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(256)	-	97	202	12
Capital gains distributions	272	-	95	12,693	24
Total realized gain (loss) on investments
and capital gains distributions	16	-	192	12,895	36
Net unrealized appreciation
(depreciation) of investments	(2,175)	-	(63)	(11,663)	(61)
Net realized and unrealized gain (loss)
on investments	(2,159)	-	129	1,232	(25)
Net increase (decrease) in net assets
resulting from operations	$ (2,542)	$ -	$ 176	$ 2,183	$ (20)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

					ING Van
	ING T. Rowe	ING Templeton		ING Van	Kampen
	Price Equity	Global Growth	ING Templeton	Kampen	Growth and
	Income	Portfolio -	Global Growth	Capital Growth	Income
	Portfolio -	Institutional	Portfolio -	Portfolio -	Portfolio -
	Service Class	Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 1,341	$ -	$ 27	$ -	$ 277
Total investment income	1,341	-	27	-	277
Expenses:
Mortality, expense risk and
other charges	971	5	29	-	174
Total expenses	971	5	29	-	174
Net investment income (loss)	370	(5)	(2)	-	103
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,477	-	84	1	212
Capital gains distributions	3,556	-	60	2	1,202
Total realized gain (loss) on investments
and capital gains distributions	5,033	-	144	3	1,414
Net unrealized appreciation
(depreciation) of investments	(3,764)	(6)	(144)	9	(1,343)
Net realized and unrealized gain (loss)
on investments	1,269	(6)	-	12	71
Net increase (decrease) in net assets
resulting from operations	$ 1,639	$ (11)	$ (2)	$ 12	$ 174

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

			ING VP Index
			Plus	ING VP Index
	ING Van		International	Plus	ING Wells
	Kampen Real	ING Van	Equity	International	Fargo
	Estate Portfolio	Kampen Real	Portfolio -	Equity	Disciplined
	- Institutional	Estate Portfolio	Institutional	Portfolio -	Value Portfolio
	Class	- Service Class	Class	Service Class	- Adviser Class
Net investment income (loss)
Income:
Dividends	$ 12	$ 248	$ -	$ -	$ -
Total investment income	12	248	-	-	-
Expenses:
Mortality, expense risk and
other charges	9	212	33	84	-
Total expenses	9	212	33	84	-
Net investment income (loss)	3	36	(33)	(84)	-
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(4)	524	4	504	-
Capital gains distributions	92	2,300	-	29	-
Total realized gain (loss) on investments
and capital gains distributions	88	2,824	4	533	-
Net unrealized appreciation
(depreciation) of investments	(296)	(7,927)	(304)	(190)	-
Net realized and unrealized gain (loss)
on investments	(208)	(5,103)	(300)	343	-
Net increase (decrease) in net assets
resulting from operations	$ (205)	$ (5,067)	$ (333)	$ 259	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

	ING Wells	ING Wells	ING		ING American
	Fargo	Fargo Small	International	ING	Century Large
	Disciplined	Cap Disciplined	Growth	International	Company
	Value Portfolio	Portfolio -	Opportunities	SmallCap Fund	Value Portfolio
	- Service Class	Service Class	Fund - Class Q	- Class A	- Adviser Class
Net investment income (loss)
Income:
Dividends	$ 16	$ -	$ -	$ 13	$ -
Total investment income	16	-	-	13	-
Expenses:
Mortality, expense risk and
other charges	11	10	-	9	-
Total expenses	11	10	-	9	-
Net investment income (loss)	5	(10)	-	4	-
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	54	58	-	173	-
Capital gains distributions	-	-	2	307	2
Total realized gain (loss) on investments
and capital gains distributions	54	58	2	480	2
Net unrealized appreciation
(depreciation) of investments	(136)	(90)	-	(379)	(4)
Net realized and unrealized gain (loss)
on investments	(82)	(32)	2	101	(2)
Net increase (decrease) in net assets
resulting from operations	$ (77)	$ (42)	$ 2	$ 105	$ (2)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

	ING American			ING American	ING American
	Century Large	ING American	ING American	Century Small-	Century Small-
	Company	Century Select	Century Select	Mid Cap Value	Mid Cap Value
	Value Portfolio	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	- Service Class	Initial Class	Service Class	Adviser Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 62	$ 860	$ -	$ -	$ 128
Total investment income	62	860	-	-	128
Expenses:
Mortality, expense risk and
other charges	57	426	-	-	321
Total expenses	57	426	-	-	321
Net investment income (loss)	5	434	-	-	(193)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	286	15,123	-	-	861
Capital gains distributions	342	-	-	6	4,020
Total realized gain (loss) on investments
and capital gains distributions	628	15,123	-	6	4,881
Net unrealized appreciation
(depreciation) of investments	(763)	(5,598)	-	(8)	(5,673)
Net realized and unrealized gain (loss)
on investments	(135)	9,525	-	(2)	(792)
Net increase (decrease) in net assets
resulting from operations	$ (130)	$ 9,959	$ -	$ (2)	$ (985)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

		ING Baron	ING Baron	ING Columbia
		Small Cap	Small Cap	Small Cap	ING Davis New
	ING Baron	Growth	Growth	Value II	York Venture
	Asset Portfolio	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	- Service Class	Adviser Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ 26
Total investment income	-	-	-	-	26
Expenses:
Mortality, expense risk and
other charges	18	1	996	3	111
Total expenses	18	1	996	3	111
Net investment income (loss)	(18)	(1)	(996)	(3)	(85)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	48	8	3,264	9	355
Capital gains distributions	-	-	-	-	39
Total realized gain (loss) on investments
and capital gains distributions	48	8	3,264	9	394
Net unrealized appreciation
(depreciation) of investments	58	(3)	2,329	(31)	(49)
Net realized and unrealized gain (loss)
on investments	106	5	5,593	(22)	345
Net increase (decrease) in net assets
resulting from operations	$ 88	$ 4	$ 4,597	$ (25)	$ 260

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

					ING Goldman
		ING	ING	ING Goldman	Sachs®
	ING Fidelity®	Fundamental	Fundamental	Sachs® Capital	Structured
	VIP Mid Cap	Research	Research	Growth	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Service Class	Service Class	Adviser Class
Net investment income (loss)
Income:
Dividends	$ 1	$ -	$ 19	$ 26	$ -
Total investment income	1	-	19	26	-
Expenses:
Mortality, expense risk and
other charges	6	-	15	1	-
Total expenses	6	-	15	1	-
Net investment income (loss)	(5)	-	4	25	-
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2	(7)	112	244	(1)
Capital gains distributions	17	7	158	-	1
Total realized gain (loss) on investments
and capital gains distributions	19	-	270	244	-
Net unrealized appreciation
(depreciation) of investments	81	-	(234)	(224)	-
Net realized and unrealized gain (loss)
on investments	100	-	36	20	-
Net increase (decrease) in net assets
resulting from operations	$ 95	$ -	$ 40	$ 45	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

	ING JPMorgan	ING JPMorgan	ING JPMorgan	ING JPMorgan	ING JPMorgan
	International	International	International	Mid Cap Value	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 3	$ 3,097	$ -	$ 1	$ 192
Total investment income	3	3,097	-	1	192
Expenses:
Mortality, expense risk and
other charges	-	1,516	-	1	375
Total expenses	-	1,516	-	1	375
Net investment income (loss)	3	1,581	-	-	(183)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3	14,809	-	8	1,007
Capital gains distributions	-	-	-	15	1,729
Total realized gain (loss) on investments
and capital gains distributions	3	14,809	-	23	2,736
Net unrealized appreciation
(depreciation) of investments	(4)	(3,771)	1	(35)	(2,133)
Net realized and unrealized gain (loss)
on investments	(1)	11,038	1	(12)	603
Net increase (decrease) in net assets
resulting from operations	$ 2	$ 12,619	$ 1	$ (12)	$ 420

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

	ING Legg	ING Legg	ING Legg	ING Legg	ING Legg
	Mason Partners	Mason Partners	Mason Partners	Mason Partners	Mason Partners
	Aggressive	Aggressive	Aggressive	Large Cap	Large Cap
	Growth	Growth	Growth	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ -
Total investment income	-	-	-	-	-
Expenses:
Mortality, expense risk and
other charges	-	1,922	1	-	38
Total expenses	-	1,922	1	-	38
Net investment income (loss)	-	(1,922)	(1)	-	(38)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4	(9,429)	4	4	106
Capital gains distributions	-	-	-	2	47
Total realized gain (loss) on investments
and capital gains distributions	4	(9,429)	4	6	153
Net unrealized appreciation
(depreciation) of investments	(7)	7,512	(6)	(5)	26
Net realized and unrealized gain (loss)
on investments	(3)	(1,917)	(2)	1	179
Net increase (decrease) in net assets
resulting from operations	$ (3)	$ (3,839)	$ (3)	$ 1	$ 141

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

	ING Neuberger	ING Neuberger		ING	ING
	Berman	Berman	ING OpCap	Oppenheimer	Oppenheimer
	Partners	Regency	Balanced Value	Global	Global
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Adviser Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 3	$ -	$ 162	$ 1	$ 9,593
Total investment income	3	-	162	1	9,593
Expenses:
Mortality, expense risk and
other charges	11	-	135	1	9,295
Total expenses	11	-	135	1	9,295
Net investment income (loss)	(8)	-	27	-	298
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(22)	-	398	8	45,596
Capital gains distributions	62	-	1,341	7	35,927
Total realized gain (loss) on investments
and capital gains distributions	40	-	1,739	15	81,523
Net unrealized appreciation
(depreciation) of investments	(52)	(2)	(2,299)	(12)	(31,597)
Net realized and unrealized gain (loss)
on investments	(12)	(2)	(560)	3	49,926
Net increase (decrease) in net assets
resulting from operations	$ (20)	$ (2)	$ (533)	$ 3	$ 50,224

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

		ING	ING
	ING	Oppenheimer	Oppenheimer
	Oppenheimer	Strategic	Strategic	ING PIMCO	ING PIMCO
	Global	Income	Income	Total Return	Total Return
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Initial Class	Adviser Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 4	$ 10	$ 5,385	$ 17	$ 2,373
Total investment income	4	10	5,385	17	2,373
Expenses:
Mortality, expense risk and
other charges	3	1	1,175	2	708
Total expenses	3	1	1,175	2	708
Net investment income (loss)	1	9	4,210	15	1,665
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	9	3	1,642	5	433
Capital gains distributions	15	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	24	3	1,642	5	433
Net unrealized appreciation
(depreciation) of investments	(17)	2	2,740	22	3,685
Net realized and unrealized gain (loss)
on investments	7	5	4,382	27	4,118
Net increase (decrease) in net assets
resulting from operations	$ 8	$ 14	$ 8,592	$ 42	$ 5,783

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

	ING Pioneer	ING Pioneer
	High Yield	High Yield	ING Solution	ING Solution	ING Solution
	Portfolio -	Portfolio -	2015 Portfolio -	2015 Portfolio -	2025 Portfolio -
	Initial Class	Service Class	Adviser Class	Service Class	Adviser Class
Net investment income (loss)
Income:
Dividends	$ 195	$ 3	$ 44	$ 125	$ 41
Total investment income	195	3	44	125	41
Expenses:
Mortality, expense risk and
other charges	33	1	45	206	53
Total expenses	33	1	45	206	53
Net investment income (loss)	162	2	(1)	(81)	(12)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	40	-	55	635	78
Capital gains distributions	-	-	13	38	31
Total realized gain (loss) on investments
and capital gains distributions	40	-	68	673	109
Net unrealized appreciation
(depreciation) of investments	(127)	(3)	137	52	135
Net realized and unrealized gain (loss)
on investments	(87)	(3)	205	725	244
Net increase (decrease) in net assets
resulting from operations	$ 75	$ (1)	$ 204	$ 644	$ 232

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution	ING Solution
	2025 Portfolio -	2035 Portfolio -	2035 Portfolio -	2045 Portfolio -	2045 Portfolio -
	Service Class	Adviser Class	Service Class	Adviser Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 119	$ 30	$ 88	$ 12	$ 31
Total investment income	119	30	88	12	31
Expenses:
Mortality, expense risk and
other charges	246	43	173	24	119
Total expenses	246	43	173	24	119
Net investment income (loss)	(127)	(13)	(85)	(12)	(88)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	521	77	324	67	188
Capital gains distributions	94	19	57	12	32
Total realized gain (loss) on investments
and capital gains distributions	615	96	381	79	220
Net unrealized appreciation
(depreciation) of investments	226	62	289	27	283
Net realized and unrealized gain (loss)
on investments	841	158	670	106	503
Net increase (decrease) in net assets
resulting from operations	$ 714	$ 145	$ 585	$ 94	$ 415

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

			ING T. Rowe	ING T. Rowe	ING T. Rowe
			Price	Price	Price
	ING Solution	ING Solution	Diversified Mid	Diversified Mid	Diversified Mid
	Income	Income	Cap Growth	Cap Growth	Cap Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Adviser Class	Initial Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 41	$ 33	$ -	$ 753	$ -
Total investment income	41	33	-	753	-
Expenses:
Mortality, expense risk and
other charges	33	46	-	4,225	3
Total expenses	33	46	-	4,225	3
Net investment income (loss)	8	(13)	-	(3,472)	(3)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	35	120	2	15,183	17
Capital gains distributions	6	5	11	34,676	39
Total realized gain (loss) on investments
and capital gains distributions	41	125	13	49,859	56
Net unrealized appreciation
(depreciation) of investments	211	63	(7)	275	(3)
Net realized and unrealized gain (loss)
on investments	252	188	6	50,134	53
Net increase (decrease) in net assets
resulting from operations	$ 260	$ 175	$ 6	$ 46,662	$ 50

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe	ING T. Rowe
	Price Growth	Price Growth	Price Growth	ING Templeton	ING
	Equity	Equity	Equity	Foreign Equity	Thornburg
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Value Portfolio
	Adviser Class	Initial Class	Service Class	Service Class	- Adviser Class
Net investment income (loss)
Income:
Dividends	$ -	$ 1,344	$ 2	$ 41	$ -
Total investment income	-	1,344	2	41	-
Expenses:
Mortality, expense risk and
other charges	2	2,917	8	30	1
Total expenses	2	2,917	8	30	1
Net investment income (loss)	(2)	(1,573)	(6)	11	(1)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	19	(18)	21	90	7
Capital gains distributions	34	12,729	54	41	-
Total realized gain (loss) on investments
and capital gains distributions	53	12,711	75	131	7
Net unrealized appreciation
(depreciation) of investments	(29)	12,582	18	122	(22)
Net realized and unrealized gain (loss)
on investments	24	25,293	93	253	(15)
Net increase (decrease) in net assets
resulting from operations	$ 22	$ 23,720	$ 87	$ 264	$ (16)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

		ING UBS U.S.	ING UBS U.S.	ING UBS U.S.	ING UBS U.S.
	ING	Large Cap	Large Cap	Large Cap	Small Cap
	Thornburg	Equity	Equity	Equity	Growth
	Value Portfolio	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	- Initial Class	Adviser Class	Initial Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 518	$ -	$ 942	$ -	$ -
Total investment income	518	-	942	-	-
Expenses:
Mortality, expense risk and
other charges	1,213	-	1,460	-	3
Total expenses	1,213	-	1,460	-	3
Net investment income (loss)	(695)	-	(518)	-	(3)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(6,680)	-	(3,980)	-	(19)
Capital gains distributions	-	-	-	-	35
Total realized gain (loss) on investments
and capital gains distributions	(6,680)	-	(3,980)	-	16
Net unrealized appreciation
(depreciation) of investments	14,266	-	4,862	-	(37)
Net realized and unrealized gain (loss)
on investments	7,586	-	882	-	(21)
Net increase (decrease) in net assets
resulting from operations	$ 6,891	$ -	$ 364	$ -	$ (24)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

	ING Van	ING Van	ING Van	ING Van	ING Van
	Kampen	Kampen	Kampen Equity	Kampen Equity	Kampen Equity
	Comstock	Comstock	and Income	and Income	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Adviser Class	Initial Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 4	$ 1,145	$ 3 $	8,613	$ 4
Total investment income	4	1,145	3	8,613	4
Expenses:
Mortality, expense risk and
other charges	1	1,015	-	3,666	1
Total expenses	1	1,015	-	3,666	1
Net investment income (loss)	3	130	3	4,947	3
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	9	3,958	1	11,965	2
Capital gains distributions	9	2,539	4	9,719	4
Total realized gain (loss) on investments
and capital gains distributions	18	6,497	5	21,684	6
Net unrealized appreciation
(depreciation) of investments	(42)	(9,132)	(4)	(16,807)	(8)
Net realized and unrealized gain (loss)
on investments	(24)	(2,635)	1	4,877	(2)
Net increase (decrease) in net assets
resulting from operations	$ (21)	$ (2,505)	$ 4 $	9,824	$ 1

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

	ING VP	ING VP	ING VP
	Strategic	Strategic	Strategic	ING VP	ING VP
	Allocation	Allocation	Allocation	Growth and	Growth and
	Conservative	Growth	Moderate	Income	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class A	Class I
Net investment income (loss)
Income:
Dividends	$ 1,202	$ 1,475	$ 1,681	$ 2	$ 24,741
Total investment income	1,202	1,475	1,681	2	24,741
Expenses:
Mortality, expense risk and
other charges	386	926	777	-	20,944
Total expenses	386	926	777	-	20,944
Net investment income (loss)	816	549	904	2	3,797
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	778	2,406	2,953	-	(106,075)
Capital gains distributions	906	4,930	2,812	-	-
Total realized gain (loss) on investments
and capital gains distributions	1,684	7,336	5,765	-	(106,075)
Net unrealized appreciation
(depreciation) of investments	(754)	(4,560)	(3,399)	(1)	217,416
Net realized and unrealized gain (loss)
on investments	930	2,776	2,366	(1)	111,341
Net increase (decrease) in net assets
resulting from operations	$ 1,746	$ 3,325	$ 3,270	$ 1	$ 115,138

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

	ING VP
	Growth and
	Income	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Class S	Series 1	Series 2	Series 3	Series 5
Net investment income (loss)
Income:
Dividends	$ 1	$ 25	$ 194	$ 649	$ 12
Total investment income	1	25	194	649	12
Expenses:
Mortality, expense risk and
other charges	-	12	81	357	12
Total expenses	-	12	81	357	12
Net investment income (loss)	1	13	113	292	-
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	5	69	296	4
Capital gains distributions	-	17	54	9	30
Total realized gain (loss) on investments
and capital gains distributions	-	22	123	305	34
Net unrealized appreciation
(depreciation) of investments	-	(8)	(14)	326	(30)
Net realized and unrealized gain (loss)
on investments	-	14	109	631	4
Net increase (decrease) in net assets
resulting from operations	$ 1	$ 27	$ 222	$ 923	$ 4

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 6	Series 7	Series 8	Series 9	Series 10
Net investment income (loss)
Income:
Dividends	$ 77	$ 72	$ 24	$ 4	$ 1
Total investment income	77	72	24	4	1
Expenses:
Mortality, expense risk and
other charges	58	43	20	3	1
Total expenses	58	43	20	3	1
Net investment income (loss)	19	29	4	1	-
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	95	103	51	1	-
Capital gains distributions	170	93	46	4	2
Total realized gain (loss) on investments
and capital gains distributions	265	196	97	5	2
Net unrealized appreciation
(depreciation) of investments	(239)	(169)	(84)	(3)	-
Net realized and unrealized gain (loss)
on investments	26	27	13	2	2
Net increase (decrease) in net assets
resulting from operations	$ 45	$ 56	$ 17	$ 3	$ 2

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

		ING VP Global
		Science and	ING VP	ING VP Index	ING VP Index
	ING GET U.S.	Technology	Growth	Plus LargeCap	Plus LargeCap
	Core Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Series 11	Class I	Class I	Class I	Class S
Net investment income (loss)
Income:
Dividends	$ 2	$ -	$ 109	$ 6,316	$ -
Total investment income	2	-	109	6,316	-
Expenses:
Mortality, expense risk and
other charges	1	385	650	5,290	-
Total expenses	1	385	650	5,290	-
Net investment income (loss)	1	(385)	(541)	1,026	-
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	1,796	(3,169)	(7,474)	(3)
Capital gains distributions	1	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	1	1,796	(3,169)	(7,474)	(3)
Net unrealized appreciation
(depreciation) of investments	(2)	4,645	13,275	27,106	2
Net realized and unrealized gain (loss)
on investments	(1)	6,441	10,106	19,632	(1)
Net increase (decrease) in net assets
resulting from operations	$ -	$ 6,056	$ 9,565	$ 20,658	$ (1)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

					ING VP
	ING VP Index	ING VP Index	ING VP Index	ING VP Index	International
	Plus MidCap	Plus MidCap	Plus SmallCap	Plus SmallCap	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class S	Class I	Class S	Class I
Net investment income (loss)
Income:
Dividends	$ 3,253	$ 1	$ 824	$ -	$ 781
Total investment income	3,253	1	824	-	781
Expenses:
Mortality, expense risk and
other charges	4,181	1	1,768	-	194
Total expenses	4,181	1	1,768	-	194
Net investment income (loss)	(928)	-	(944)	-	587
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	19,428	-	13,642	(1)	3,476
Capital gains distributions	31,302	9	18,256	6	2,076
Total realized gain (loss) on investments
and capital gains distributions	50,730	9	31,898	5	5,552
Net unrealized appreciation
(depreciation) of investments	(29,602)	(15)	(42,343)	(13)	(4,879)
Net realized and unrealized gain (loss)
on investments	21,128	(6)	(10,445)	(8)	673
Net increase (decrease) in net assets
resulting from operations	$ 20,200	$ (6)	$ (11,389)	$ (8)	$ 1,260

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

	ING VP				ING VP
	International	ING VP Small	ING VP Small	ING VP Value	Financial
	Equity	Company	Company	Opportunity	Services
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class S	Class I	Class I
Net investment income (loss)
Income:
Dividends	$ 1	$ 287	$ -	$ 1,522	$ 51
Total investment income	1	287	-	1,522	51
Expenses:
Mortality, expense risk and
other charges	-	1,558	-	932	32
Total expenses	-	1,558	-	932	32
Net investment income (loss)	1	(1,271)	-	590	19
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	17,744	-	3,989	46
Capital gains distributions	5	23,429	2	-	158
Total realized gain (loss) on investments
and capital gains distributions	4	41,173	2	3,989	204
Net unrealized appreciation
(depreciation) of investments	(2)	(31,382)	(3)	(2,489)	(574)
Net realized and unrealized gain (loss)
on investments	2	9,791	(1)	1,500	(370)
Net increase (decrease) in net assets
resulting from operations	$ 3	$ 8,520	$ (1)	$ 2,090	$ (351)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

			ING VP	ING VP
	ING VP	ING VP	MidCap	MidCap
	International	International	Opportunities	Opportunities	ING VP Real
	Value Portfolio	Value Portfolio	Portfolio -	Portfolio -	Estate Portfolio
	- Class I	- Class S	Class I	Class S	- Class I
Net investment income (loss)
Income:
Dividends	$ 2,506	$ 4	$ -	$ -	$ 1,887
Total investment income	2,506	4	-	-	1,887
Expenses:
Mortality, expense risk and
other charges	1,395	1	76	-	756
Total expenses	1,395	1	76	-	756
Net investment income (loss)	1,111	3	(76)	-	1,131
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4,454	3	552	-	10,824
Capital gains distributions	23,601	51	-	-	2,568
Total realized gain (loss) on investments
and capital gains distributions	28,055	54	552	-	13,392
Net unrealized appreciation
(depreciation) of investments	(13,036)	(32)	1,043	7	(26,636)
Net realized and unrealized gain (loss)
on investments	15,019	22	1,595	7	(13,244)
Net increase (decrease) in net assets
resulting from operations	$ 16,130	$ 25	$ 1,519	$ 7	$ (12,113)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

	ING VP	ING VP
	SmallCap	SmallCap	ING VP	ING VP	ING VP
	Opportunities	Opportunities	Balanced	Intermediate	Intermediate
	Portfolio -	Portfolio -	Portfolio -	Bond Portfolio	Bond Portfolio
	Class I	Class S	Class I	- Class I	- Class S
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 14,981	$ 15,632	$ 9
Total investment income	-	-	14,981	15,632	9
Expenses:
Mortality, expense risk and
other charges	95	-	6,165	4,271	-
Total expenses	95	-	6,165	4,271	-
Net investment income (loss)	(95)	-	8,816	11,361	9
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	797	1	(6,445)	185	2
Capital gains distributions	-	-	22,165	-	-
Total realized gain (loss) on investments
and capital gains distributions	797	1	15,720	185	2
Net unrealized appreciation
(depreciation) of investments	155	-	253	8,421	(1)
Net realized and unrealized gain (loss)
on investments	952	1	15,973	8,606	1
Net increase (decrease) in net assets
resulting from operations	$ 857	$ 1	$ 24,789	$ 19,967	$ 10

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

				Janus Aspen	Janus Aspen
	ING VP Money	ING VP		Series Balanced	Series Flexible
	Market	Natural	Janus Adviser	Portfolio -	Bond Portfolio
	Portfolio -	Resources	Balanced Fund	Institutional	- Institutional
	Class I	Trust	- Class S	Shares	Shares
Net investment income (loss)
Income:
Dividends	$ 15,976	$ 124	$ -	$ 10	$ 5
Total investment income	15,976	124	-	10	5
Expenses:
Mortality, expense risk and
other charges	3,480	24	-	5	1
Total expenses	3,480	24	-	5	1
Net investment income (loss)	12,496	100	-	5	4
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,597	(9,495)	-	30	(3)
Capital gains distributions	-	13,072	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	2,597	3,577	-	30	(3)
Net unrealized appreciation
(depreciation) of investments	4,291	(7,706)	-	-	5
Net realized and unrealized gain (loss)
on investments	6,888	(4,129)	-	30	2
Net increase (decrease) in net assets
resulting from operations	$ 19,384	$ (4,029)	$ -	$ 35	$ 6

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

			Janus Aspen
	Janus Aspen	Janus Aspen	Series
	Series Large	Series Mid Cap	Worldwide
	Cap Growth	Growth	Growth		Legg Mason
	Portfolio -	Portfolio -	Portfolio -	Lazard Mid	Value Trust,
	Institutional	Institutional	Institutional	Cap Portfolio -	Inc. - Primary
	Shares	Shares	Shares	Open Shares	Class
Net investment income (loss)
Income:
Dividends	$ 1	$ 1	$ 3	$ 2	$ 27
Total investment income	1	1	3	2	27
Expenses:
Mortality, expense risk and
other charges	2	6	4	1	10
Total expenses	2	6	4	1	10
Net investment income (loss)	(1)	(5)	(1)	1	17
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	13	76	27	(15)	192
Capital gains distributions	-	3	-	33	-
Total realized gain (loss) on investments
and capital gains distributions	13	79	27	18	192
Net unrealized appreciation
(depreciation) of investments	7	19	4	(61)	(210)
Net realized and unrealized gain (loss)
on investments	20	98	31	(43)	(18)
Net increase (decrease) in net assets
resulting from operations	$ 19	$ 93	$ 30	$ (42)	$ (1)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

					Lord Abbett
					Series Fund -
			Lord Abbett	Lord Abbett	Growth and
	LKCM	Lord Abbett	Mid-Cap Value	Small-Cap	Income
	Aquinas	Affiliated Fund	Fund, Inc. -	Value Fund -	Portfolio -
	Growth Fund	- Class A	Class A	Class A	Class VC
Net investment income (loss)
Income:
Dividends	$ -	$ 7	$ 6	$ 2	$ -
Total investment income	-	7	6	2	-
Expenses:
Mortality, expense risk and
other charges	2	8	13	16	832
Total expenses	2	8	13	16	832
Net investment income (loss)	(2)	(1)	(7)	(14)	(832)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3	65	4	16	24,333
Capital gains distributions	14	-	217	242	-
Total realized gain (loss) on investments
and capital gains distributions	17	65	221	258	24,333
Net unrealized appreciation
(depreciation) of investments	8	(52)	(229)	(112)	(21,780)
Net realized and unrealized gain (loss)
on investments	25	13	(8)	146	2,553
Net increase (decrease) in net assets
resulting from operations	$ 23	$ 12	$ (15)	$ 132	$ 1,721

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

					Neuberger
	Lord Abbett				Berman
	Series Fund -	Massachusetts			Socially
	Mid-Cap Value	Investors	MFS® Total	Moderate	Responsive
	Portfolio -	Growth Stock	Return Series -	Allocation	Fund® - Trust
	Class VC	Fund - Class A	Initial Class	Portfolio	Class
Net investment income (loss)
Income:
Dividends	$ 670	$ 3	$ 2,114	$ -	$ 10
Total investment income	670	3	2,114	-	10
Expenses:
Mortality, expense risk and
other charges	1,671	6	498	-	13
Total expenses	1,671	6	498	-	13
Net investment income (loss)	(1,001)	(3)	1,616	-	(3)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5,448	7	8,623	1	25
Capital gains distributions	19,684	-	2,021	1	60
Total realized gain (loss) on investments
and capital gains distributions	25,132	7	10,644	2	85
Net unrealized appreciation
(depreciation) of investments	(24,441)	62	(10,212)	-	(43)
Net realized and unrealized gain (loss)
on investments	691	69	432	2	42
Net increase (decrease) in net assets
resulting from operations	$ (310)	$ 66	$ 2,048	$ 2	$ 39

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

	New	New	Oppenheimer	Oppenheimer
	Perspective	Perspective	Capital	Developing	Oppenheimer
	Fund®, Inc. -	Fund®, Inc. -	Appreciation	Markets Fund -	Global Fund -
	Class R-3	Class R-4	Fund - Class A	Class A	Class A
Net investment income (loss)
Income:
Dividends	$ 64	$ 737	$ -	$ 1,893	$ -
Total investment income	64	737	-	1,893	-
Expenses:
Mortality, expense risk and
other charges	9	340	5	2,052	1
Total expenses	9	340	5	2,052	1
Net investment income (loss)	55	397	(5)	(159)	(1)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	162	847	6	12,992	15
Capital gains distributions	256	2,538	12	26,249	-
Total realized gain (loss) on investments
and capital gains distributions	418	3,385	18	39,241	15
Net unrealized appreciation
(depreciation) of investments	96	830	45	15,075	(7)
Net realized and unrealized gain (loss)
on investments	514	4,215	63	54,316	8
Net increase (decrease) in net assets
resulting from operations	$ 569	$ 4,612	$ 58	$ 54,157	$ 7

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

	Oppenheimer			Oppenheimer
	Main Street	Oppenheimer	Oppenheimer	Main Street	Oppenheimer
	Fund® - Class	Global	Main Street	Small Cap	Mid Cap
	A	Securities/VA	Fund®/VA	Fund®/VA	Fund/VA
Net investment income (loss)
Income:
Dividends	$ -	$ 10	$ 1	$ 18	$ -
Total investment income	-	10	1	18	-
Expenses:
Mortality, expense risk and
other charges	1	8	2	72	-
Total expenses	1	8	2	72	-
Net investment income (loss)	(1)	2	(1)	(54)	-
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	14	64	5	55	-
Capital gains distributions	-	37	-	187	-
Total realized gain (loss) on investments
and capital gains distributions	14	101	5	242	-
Net unrealized appreciation
(depreciation) of investments	(5)	(60)	-	(481)	(1)
Net realized and unrealized gain (loss)
on investments	9	41	5	(239)	(1)
Net increase (decrease) in net assets
resulting from operations	$ 8	$ 43	$ 4	$ (293)	$ (1)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

			PIMCO Real
			Return
	Oppenheimer		Portfolio -		Pioneer High
	Strategic Bond	Pax World	Administrative	Pioneer Fund -	Yield Fund -
	Fund/VA	Balanced Fund	Class	Class A	Class A
Net investment income (loss)
Income:
Dividends	$ 5	$ 978	$ 1,314	$ -	$ 129
Total investment income	5	978	1,314	-	129
Expenses:
Mortality, expense risk and
other charges	1	567	280	-	19
Total expenses	1	567	280	-	19
Net investment income (loss)	4	411	1,034	-	110
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4	635	(607)	3	(8)
Capital gains distributions	-	2,392	75	-	173
Total realized gain (loss) on investments
and capital gains distributions	4	3,027	(532)	3	165
Net unrealized appreciation
(depreciation) of investments	3	830	2,140	(2)	(148)
Net realized and unrealized gain (loss)
on investments	7	3,857	1,608	1	17
Net increase (decrease) in net assets
resulting from operations	$ 11	$ 4,268	$ 2,642	$ 1	$ 127

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

	Pioneer
	Emerging	Pioneer Equity		Pioneer High	Pioneer Mid
	Markets VCT	Income VCT	Pioneer Fund	Yield VCT	Cap Value VCT
	Portfolio -	Portfolio -	VCT Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I	Class I
Net investment income (loss)
Income:
Dividends	$ 10	$ 1,776	$ 68	$ 878	$ 695
Total investment income	10	1,776	68	878	695
Expenses:
Mortality, expense risk and
other charges	87	864	54	187	519
Total expenses	87	864	54	187	519
Net investment income (loss)	(77)	912	14	691	176
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(69)	12,927	1,569	(41)	(9,513)
Capital gains distributions	196	5,063	-	16	9,279
Total realized gain (loss) on investments
and capital gains distributions	127	17,990	1,569	(25)	(234)
Net unrealized appreciation
(depreciation) of investments	1,639	(17,177)	(1,170)	(53)	5,905
Net realized and unrealized gain (loss)
on investments	1,766	813	399	(78)	5,671
Net increase (decrease) in net assets
resulting from operations	$ 1,689	$ 1,725	$ 413	$ 613	$ 5,847

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

	Premier VIT	T. Rowe Price	T. Rowe Price	Templeton	Templeton
	OpCap Mid	Mid-Cap Value	Value Fund -	Foreign Fund -	Growth Fund,
	Cap Portfolio	Fund - R Class	Advisor Class	Class A	Inc. - Class A
Net investment income (loss)
Income:
Dividends	$ -	$ 18	$ 1	$ 21	$ -
Total investment income	-	18	1	21	-
Expenses:
Mortality, expense risk and
other charges	1	8	-	11	6
Total expenses	1	8	-	11	6
Net investment income (loss)	(1)	10	1	10	(6)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3)	27	-	27	60
Capital gains distributions	-	110	2	289	-
Total realized gain (loss) on investments
and capital gains distributions	(3)	137	2	316	60
Net unrealized appreciation
(depreciation) of investments	(5)	(155)	(4)	(160)	(56)
Net realized and unrealized gain (loss)
on investments	(8)	(18)	(2)	156	4
Net increase (decrease) in net assets
resulting from operations	$ (9)	$ (8)	$ (1)	$ 166	$ (2)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

		The Growth	The Growth	The Income
	Templeton	Fund of	Fund of	Fund of	UBS U.S. Small
	Global Bond	America® -	America® -	America® -	Cap Growth
	Fund - Class A	Class R-3	Class R-4	Class R-3	Fund - Class A
Net investment income (loss)
Income:
Dividends	$ 3,974	$ 93	$ 2,405	$ 45	$ -
Total investment income	3,974	93	2,405	45	-
Expenses:
Mortality, expense risk and
other charges	539	76	2,227	11	2
Total expenses	539	76	2,227	11	2
Net investment income (loss)	3,435	17	178	34	(2)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	58	166	3,704	17	22
Capital gains distributions	65	718	14,087	79	-
Total realized gain (loss) on investments
and capital gains distributions	123	884	17,791	96	22
Net unrealized appreciation
(depreciation) of investments	1,205	(45)	2,330	(114)	(9)
Net realized and unrealized gain (loss)
on investments	1,328	839	20,121	(18)	13
Net increase (decrease) in net assets
resulting from operations	$ 4,763	$ 856	$ 20,299	$ 16	$ 11

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

			Small Company	Wanger
	Diversified	Equity Income	Growth	International
	Value Portfolio	Portfolio	Portfolio	Small Cap	Wanger Select
Net investment income (loss)
Income:
Dividends	$ 2	$ 6	$ -	$ -	$ -
Total investment income	2	6	-	-	-
Expenses:
Mortality, expense risk and
other charges	1	3	1	24	497
Total expenses	1	3	1	24	497
Net investment income (loss)	1	3	(1)	(24)	(497)
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	3	-	39	728
Capital gains distributions	3	16	2	-	638
Total realized gain (loss) on investments
and capital gains distributions	4	19	2	39	1,366
Net unrealized appreciation
(depreciation) of investments	(2)	(15)	(3)	(156)	735
Net realized and unrealized gain (loss)
on investments	2	4	(1)	(117)	2,101
Net increase (decrease) in net assets
resulting from operations	$ 3	$ 7	$ (2)	$ (141)	$ 1,604

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2007
(Dollars in thousands)

		Washington	Washington	Wells Fargo
		Mutual	Mutual	Advantage
	Wanger U.S.	Investors	Investors	Small Cap
	Smaller	FundSM, Inc. -	FundSM, Inc. -	Value Fund -
	Companies	Class R-3	Class R-4	Class A
Net investment income (loss)
Income:
Dividends	$ -	$ 80	$ 1,766	$ -
Total investment income	-	80	1,766	-
Expenses:
Mortality, expense risk and
other charges	197	36	955	-
Total expenses	197	36	955	-
Net investment income (loss)	(197)	44	811	-
Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	428	102	2,549	-
Capital gains distributions	923	288	4,959	7
Total realized gain (loss) on investments
and capital gains distributions	1,351	390	7,508	7
Net unrealized appreciation
(depreciation) of investments	(498)	(338)	(5,611)	(5)
Net realized and unrealized gain (loss)
on investments	853	52	1,897	2
Net increase (decrease) in net assets
resulting from operations	$ 656	$ 96	$ 2,708	$ 2

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

				AIM V.I.
			AIM Global	Capital
	AIM Mid Cap	AIM Small Cap	Health Care	Appreciation
	Core Equity	Growth Fund -	Fund - Investor	Fund - Series I
	Fund - Class A	Class A	Class	Shares
Net assets at January 1, 2006	$ 188	$ 8	$ 68	$ 19,374
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	-	(1)	(292)
Total realized gain (loss) on investments and capital gains
distributions	42	1	13	554
Net unrealized appreciation (depreciation) during the year	(23)	-	(10)	409
Net increase (decrease) in net assets from operations	20	1	2	671
Changes from contract transactions:
Total unit transactions	26	8	44	12,951
Net increase (decrease) in assets derived from
principal transactions	26	8	44	12,951
Total increase (decrease) in net assets	46	9	46	13,622
Net assets at December 31, 2006	234	17	114	32,996
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	-	(2)	(363)
Total realized gain (loss) on investments and capital gains
distributions	44	5	13	1,891
Net unrealized appreciation (depreciation) during the year	(23)	(3)	-	1,877
Net increase (decrease) in net assets from operations	22	2	11	3,405
Changes from contract transactions:
Total unit transactions	14	15	19	(2,945)
Net increase (decrease) in assets derived from
principal transactions	14	15	19	(2,945)
Total increase (decrease) in net assets	36	17	30	460
Net assets at December 31, 2007	$ 270	$ 34	$ 144	$ 33,456

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

		AllianceBernstein	AllianceBernstein
	AIM V.I. Core	Growth and	Growth and	Allianz NFJ
	Equity Fund -	Income Fund, Inc.	Income Portfolio -	Small-Cap
	Series I Shares	- Class A	Class A	Value - Class A
Net assets at January 1, 2006	$ 31,783	$ 42	$ 260	$ 398
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(190)	-	2	4
Total realized gain (loss) on investments and capital gains
distributions	(663)	2	29	46
Net unrealized appreciation (depreciation) during the year	6,785	4	43	19
Net increase (decrease) in net assets from operations	5,932	6	74	69
Changes from contract transactions:
Total unit transactions	12,004	17	223	10
Net increase (decrease) in assets derived from
principal transactions	12,004	17	223	10
Total increase (decrease) in net assets	17,936	23	297	79
Net assets at December 31, 2006	49,719	65	557	477
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	13	-	2	4
Total realized gain (loss) on investments and capital gains
distributions	1,463	11	51	62
Net unrealized appreciation (depreciation) during the year	1,934	(9)	(28)	(42)
Net increase (decrease) in net assets from operations	3,410	2	25	24
Changes from contract transactions:
Total unit transactions	(4,904)	53	63	(47)
Net increase (decrease) in assets derived from
principal transactions	(4,904)	53	63	(47)
Total increase (decrease) in net assets	(1,494)	55	88	(23)
Net assets at December 31, 2007	$ 48,225	$ 120	$ 645	$ 454

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

		American
	American	Century
	Balanced	Income &	Ariel
	Fund® - Class	Growth Fund -	Appreciation
	R-3	A Class	Fund	Ariel Fund
Net assets at January 1, 2006	$ 3,656	$ 5,629	$ 394	$ 537
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	58	35	(6)	(8)
Total realized gain (loss) on investments and capital gains
distributions	116	529	44	40
Net unrealized appreciation (depreciation) during the year	256	276	17	18
Net increase (decrease) in net assets from operations	430	840	55	50
Changes from contract transactions:
Total unit transactions	928	(479)	180	73
Net increase (decrease) in assets derived from
principal transactions	928	(479)	180	73
Total increase (decrease) in net assets	1,358	361	235	123
Net assets at December 31, 2006	5,014	5,990	629	660
I ncrease (decrease) in net assets from operations
Operations:
Net investment income (loss)	91	13	(4)	(7)
Total realized gain (loss) on investments and capital gains
distributions	206	950	69	72
Net unrealized appreciation (depreciation) during the year	(7)	(1,042)	(83)	(101)
Net increase (decrease) in net assets from operations	290	(79)	(18)	(36)
Changes from contract transactions:
Total unit transactions	1,057	(314)	(33)	214
Net increase (decrease) in assets derived from
principal transactions	1,057	(314)	(33)	214
Total increase (decrease) in net assets	1,347	(393)	(51)	178
Net assets at December 31, 2007	$ 6,361	$ 5,597	$ 578	$ 838

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

				Capital One
			Calvert Social	Mid Cap
	Baron Asset	Baron Growth	Balanced	Equity Fund -
	Fund	Fund	Portfolio	Class A
Net assets at January 1, 2006	$ 403	$ 1,034	$ 66,533	$ 125
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(7)	(13)	810	(1)
Total realized gain (loss) on investments and capital gains
distributions	71	96	410	12
Net unrealized appreciation (depreciation) during the year	24	81	3,669	-
Net increase (decrease) in net assets from operations	88	164	4,889	11
Changes from contract transactions:
Total unit transactions	538	236	(6,025)	(40)
Net increase (decrease) in assets derived from
principal transactions	538	236	(6,025)	(40)
Total increase (decrease) in net assets	626	400	(1,136)	(29)
Net assets at December 31, 2006	1,029	1,434	65,397	96
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(8)	(9)	801	(1)
Total realized gain (loss) on investments and capital gains
distributions	86	153	2,760	14
Net unrealized appreciation (depreciation) during the year	(45)	(105)	(2,483)	(12)
Net increase (decrease) in net assets from operations	33	39	1,078	1
Changes from contract transactions:
Total unit transactions	(1,062)	(1,473)	(7,007)	(10)
Net increase (decrease) in assets derived from
principal transactions	(1,062)	(1,473)	(7,007)	(10)
Total increase (decrease) in net assets	(1,029)	(1,434)	(5,929)	(9)
Net assets at December 31, 2007	$ -	$ -	$ 59,468	$ 87

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	DWS Equity	EuroPacific	EuroPacific	Evergreen
	500 Index Fund	Growth Fund®	Growth Fund®	Equity Income
	- Class S	- Class R-3	- Class R-4	Fund - Class I
Net assets at January 1, 2006	$ 66	$ 1,208	$ 61,647	$ -
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	34	1,158	-
Total realized gain (loss) on investments and capital gains
distributions	1	226	8,820	-
Net unrealized appreciation (depreciation) during the year	16	178	9,098	-
Net increase (decrease) in net assets from operations	18	438	19,076	-
Changes from contract transactions:
Total unit transactions	83	2,121	60,507	-
Net increase (decrease) in assets derived from
principal transactions	83	2,121	60,507	-
Total increase (decrease) in net assets	101	2,559	79,583	-
Net assets at December 31, 2006	167	3,767	141,230	-
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	2	109	2,066	(2)
Total realized gain (loss) on investments and capital gains
distributions	4	789	17,925	-
Net unrealized appreciation (depreciation) during the year	2	189	8,161	(3)
Net increase (decrease) in net assets from operations	8	1,087	28,152	(5)
Changes from contract transactions:
Total unit transactions	53	4,740	43,512	3,831
Net increase (decrease) in assets derived from
principal transactions	53	4,740	43,512	3,831
Total increase (decrease) in net assets	61	5,827	71,664	3,826
Net assets at December 31, 2007	$ 228	$ 9,594	$ 212,894	$ 3,826

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

		Fidelity®	Fidelity® VIP	Fidelity® VIP
	Evergreen	Advisor Mid	Equity-Income	Growth
	Special Values	Cap Fund -	Portfolio -	Portfolio -
	Fund - Class A	Class T	Initial Class	Initial Class
Net assets at January 1, 2006	$ 75,301	$ 591	$ 401,206	$ 329,184
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(561)	(5)	9,816	(2,035)
Total realized gain (loss) on investments and capital gains
distributions	17,834	71	54,799	(16,934)
Net unrealized appreciation (depreciation) during the year	(943)	8	10,067	36,558
Net increase (decrease) in net assets from operations	16,330	74	74,682	17,589
Changes from contract transactions:
Total unit transactions	14,303	29	(20,157)	(50,951)
Net increase (decrease) in assets derived from
principal transactions	14,303	29	(20,157)	(50,951)
Total increase (decrease) in net assets	30,633	103	54,525	(33,362)
Net assets at December 31, 2006	105,934	694	455,731	295,822
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	64	(3)	3,389	(665)
Total realized gain (loss) on investments and capital gains
distributions	19,811	101	42,721	(13,059)
Net unrealized appreciation (depreciation) during the year	(29,475)	(32)	(42,979)	84,086
Net increase (decrease) in net assets from operations	(9,600)	66	3,131	70,362
Changes from contract transactions:
Total unit transactions	(1,772)	(760)	(32,334)	(36,470)
Net increase (decrease) in assets derived from
principal transactions	(1,772)	(760)	(32,334)	(36,470)
Total increase (decrease) in net assets	(11,372)	(694)	(29,203)	33,892
Net assets at December 31, 2007	$ 94,562	$ -	$ 426,528	$ 329,714

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	High Income	Overseas	Contrafund®	Index 500
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class
Net assets at January 1, 2006	$ 6,022	$ 44,759	$ 1,008,057	$ 116,615
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	507	(94)	3,118	815
Total realized gain (loss) on investments and capital gains
distributions	(24)	3,902	126,643	(1,184)
Net unrealized appreciation (depreciation) during the year	165	3,982	(17,340)	16,944
Net increase (decrease) in net assets from operations	648	7,790	112,421	16,575
Changes from contract transactions:
Total unit transactions	1,082	(839)	56,104	(4,345)
Net increase (decrease) in assets derived from
principal transactions	1,082	(839)	56,104	(4,345)
Total increase (decrease) in net assets	1,730	6,951	168,525	12,230
Net assets at December 31, 2006	7,752	51,710	1,176,582	128,845
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	550	1,300	(778)	3,367
Total realized gain (loss) on investments and capital gains
distributions	(31)	7,491	362,570	156
Net unrealized appreciation (depreciation) during the year	(389)	(637)	(173,527)	2,132
Net increase (decrease) in net assets from operations	130	8,154	188,265	5,655
Changes from contract transactions:
Total unit transactions	(326)	834	(53,290)	(7,802)
Net increase (decrease) in assets derived from
principal transactions	(326)	834	(53,290)	(7,802)
Total increase (decrease) in net assets	(196)	8,988	134,975	(2,147)
Net assets at December 31, 2007	$ 7,556	$ 60,698	$ 1,311,557	$ 126,698

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

		Fidelity® VIP
	Fidelity® VIP	Asset		Franklin Small-
	Mid Cap	ManagerSM	Mutual	Mid Cap
	Portfolio -	Portfolio -	Discovery Fund	Growth Fund -
	Initial Class	Initial Class	- Class R	Class A
Net assets at January 1, 2006	$ -	$ 18,646	$ 667	$ 318
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	315	14	(5)
Total realized gain (loss) on investments and capital gains
distributions	-	(229)	67	43
Net unrealized appreciation (depreciation) during the year	228	1,011	123	(14)
Net increase (decrease) in net assets from operations	229	1,097	204	24
Changes from contract transactions:
Total unit transactions	5,222	(1,383)	567	214
Net increase (decrease) in assets derived from
principal transactions	5,222	(1,383)	567	214
Total increase (decrease) in net assets	5,451	(286)	771	238
Net assets at December 31, 2006	5,451	18,360	1,438	556
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	71	986	30	(8)
Total realized gain (loss) on investments and capital gains
distributions	554	535	82	135
Net unrealized appreciation (depreciation) during the year	341	995	39	(69)
Net increase (decrease) in net assets from operations	966	2,516	151	58
Changes from contract transactions:
Total unit transactions	3,555	(616)	856	153
Net increase (decrease) in assets derived from
principal transactions	3,555	(616)	856	153
Total increase (decrease) in net assets	4,521	1,900	1,007	211
Net assets at December 31, 2007	$ 9,972	$ 20,260	$ 2,445	$ 767

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	Franklin Small
	Cap Value	ING Financial	ING Real	ING GNMA
	Securities Fund	Services Fund -	Estate Fund -	Income Fund -
	- Class 2	Class A	Class A	Class A
Net assets at January 1, 2006	$ 72,308	$ 51	$ 954	$ 712
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(338)	1	27	38
Total realized gain (loss) on investments and capital gains
distributions	6,269	7	178	(10)
Net unrealized appreciation (depreciation) during the year	5,398	3	288	1
Net increase (decrease) in net assets from operations	11,329	11	493	29
Changes from contract transactions:
Total unit transactions	4,884	22	926	232
Net increase (decrease) in assets derived from
principal transactions	4,884	22	926	232
Total increase (decrease) in net assets	16,213	33	1,419	261
Net assets at December 31, 2006	88,521	84	2,373	973
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(354)	1	42	36
Total realized gain (loss) on investments and capital gains
distributions	10,632	18	321	(4)
Net unrealized appreciation (depreciation) during the year	(13,832)	(37)	(765)	25
Net increase (decrease) in net assets from operations	(3,554)	(18)	(402)	57
Changes from contract transactions:
Total unit transactions	6,669	70	(48)	375
Net increase (decrease) in assets derived from
principal transactions	6,669	70	(48)	375
Total increase (decrease) in net assets	3,115	52	(450)	432
Net assets at December 31, 2007	$ 91,636	$ 136	$ 1,923	$ 1,405

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

				ING
	ING			AllianceBernstein
	Intermediate			Mid Cap Growth
	Bond Fund -	ING GET Fund	ING GET Fund	Portfolio - Service
	Class A	- Series Q	- Series S	Class
Net assets at January 1, 2006	$ 829	$ 3,208	$ 14,566	$ 1,096
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	49	81	225	(33)
Total realized gain (loss) on investments and capital gains
distributions	(2)	12	185	169
Net unrealized appreciation (depreciation) during the year	(5)	31	259	(515)
Net increase (decrease) in net assets from operations	42	124	669	(379)
Changes from contract transactions:
Total unit transactions	762	(423)	(4,982)	2,569
Net increase (decrease) in assets derived from
principal transactions	762	(423)	(4,982)	2,569
Total increase (decrease) in net assets	804	(299)	(4,313)	2,190
Net assets at December 31, 2006	1,633	2,909	10,253	3,286
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	85	109	324	(33)
Total realized gain (loss) on investments and capital gains
distributions	(8)	(46)	285	(317)
Net unrealized appreciation (depreciation) during the year	35	(62)	(322)	554
Net increase (decrease) in net assets from operations	112	1	287	204
Changes from contract transactions:
Total unit transactions	1,319	(2,910)	(10,540)	401
Net increase (decrease) in assets derived from
principal transactions	1,319	(2,910)	(10,540)	401
Total increase (decrease) in net assets	1,431	(2,909)	(10,253)	605
Net assets at December 31, 2007	$ 3,064	$ -	$ -	$ 3,891

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING BlackRock
	Large Cap	ING BlackRock	ING BlackRock
	Growth	Large Cap	Large Cap	ING Evergreen
	Portfolio -	Growth	Growth	Health Sciences
	Institutional	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2006	$ -	$ -	$ -	$ 1,446
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	-	(34)
Total realized gain (loss) on investments and capital gains
distributions	-	-	-	92
Net unrealized appreciation (depreciation) during the year	-	-	-	326
Net increase (decrease) in net assets from operations	-	-	-	384
Changes from contract transactions:
Total unit transactions	-	-	-	2,610
Net increase (decrease) in assets derived from
principal transactions	-	-	-	2,610
Total increase (decrease) in net assets	-	-	-	2,994
Net assets at December 31, 2006	-	-	-	4,440
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(879)	-	-	(48)
Total realized gain (loss) on investments and capital gains
distributions	-	1	-	395
Net unrealized appreciation (depreciation) during the year	(1,934)	-	(2)	13
Net increase (decrease) in net assets from operations	(2,813)	1	(2)	360
Changes from contract transactions:
Total unit transactions	118,751	42	149	1,456
Net increase (decrease) in assets derived from
principal transactions	118,751	42	149	1,456
Total increase (decrease) in net assets	115,938	43	147	1,816
Net assets at December 31, 2007	$ 115,938	$ 43	$ 147	$ 6,256

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

			ING FMRSM
			Large Cap	ING FMRSM
	ING Evergreen	ING FMRSM	Growth	Large Cap
	Omega	Diversified Mid	Portfolio -	Growth
	Portfolio -	Cap Portfolio -	Institutional	Portfolio -
	Service Class	Service Class	Class	Service Class
Net assets at January 1, 2006	$ -	$ 4,611	$ -	$ -
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(115)	-	-
Total realized gain (loss) on investments and capital gains
distributions	-	1,107	5	-
Net unrealized appreciation (depreciation) during the year	-	(106)	3	-
Net increase (decrease) in net assets from operations	-	886	8	-
Changes from contract transactions:
Total unit transactions	-	9,107	154	-
Net increase (decrease) in assets derived from
principal transactions	-	9,107	154	-
Total increase (decrease) in net assets	-	9,993	162	-
Net assets at December 31, 2006	-	14,604	162	-
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(154)	(2)	-
Total realized gain (loss) on investments and capital gains
distributions	-	403	7	-
Net unrealized appreciation (depreciation) during the year	-	1,812	(3)	-
Net increase (decrease) in net assets from operations	-	2,061	2	-
Changes from contract transactions:
Total unit transactions	-	2,778	(22)	-
Net increase (decrease) in assets derived from
principal transactions	-	2,778	(22)	-
Total increase (decrease) in net assets	-	4,839	(20)	-
Net assets at December 31, 2007	$ -	$ 19,443	$ 142	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING Global			ING JPMorgan
	Resources	ING Global	ING Janus	Emerging
	Portfolio -	Resources	Contrarian	Markets Equity
	Institutional	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service Class	Adviser Class
Net assets at January 1, 2006	$ -	$ -	$ -	$ -
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	-	-
Total realized gain (loss) on investments and capital gains
distributions	-	-	-	-
Net unrealized appreciation (depreciation) during the year	-	-	-	6
Net increase (decrease) in net assets from operations	-	-	-	6
Changes from contract transactions:
Total unit transactions	-	-	-	51
Net increase (decrease) in assets derived from
principal transactions	-	-	-	51
Total increase (decrease) in net assets	-	-	-	57
Net assets at December 31, 2006	-	-	-	57
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(869)	(5)	1
Total realized gain (loss) on investments and capital gains
distributions	-	10,253	2	19
Net unrealized appreciation (depreciation) during the year	4	18,114	13	30
Net increase (decrease) in net assets from operations	4	27,498	10	50
Changes from contract transactions:
Total unit transactions	40	81,933	4,601	261
Net increase (decrease) in assets derived from
principal transactions	40	81,933	4,601	261
Total increase (decrease) in net assets	44	109,431	4,611	311
Net assets at December 31, 2007	$ 44	$ 109,431	$ 4,611	$ 368

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING JPMorgan			ING JPMorgan
	Emerging	ING JPMorgan	ING JPMorgan	Value
	Markets Equity	Emerging	Small Cap Core	Opportunities
	Portfolio -	Markets Equity	Equity	Portfolio -
	Institutional	Portfolio -	Portfolio -	Institutional
	Class	Service Class	Service Class	Class
Net assets at January 1, 2006	$ 15,902	$ 6,873	$ 282	$ -
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(81)	(91)	(12)	-
Total realized gain (loss) on investments and capital gains
distributions	1,441	1,391	50	-
Net unrealized appreciation (depreciation) during the year	5,217	2,491	37	1
Net increase (decrease) in net assets from operations	6,577	3,791	75	1
Changes from contract transactions:
Total unit transactions	6,692	10,946	1,286	25
Net increase (decrease) in assets derived from
principal transactions	6,692	10,946	1,286	25
Total increase (decrease) in net assets	13,269	14,737	1,361	26
Net assets at December 31, 2006	29,171	21,610	1,643	26
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	58	(32)	(22)	1
Total realized gain (loss) on investments and capital gains
distributions	3,940	2,380	166	9
Net unrealized appreciation (depreciation) during the year	6,939	6,767	(257)	(12)
Net increase (decrease) in net assets from operations	10,937	9,115	(113)	(2)
Changes from contract transactions:
Total unit transactions	3,723	9,448	938	48
Net increase (decrease) in assets derived from
principal transactions	3,723	9,448	938	48
Total increase (decrease) in net assets	14,660	18,563	825	46
Net assets at December 31, 2007	$ 43,831	$ 40,173	$ 2,468	$ 72

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING JPMorgan		ING Legg
	Value	ING Julius	Mason Partners	ING Legg
	Opportunities	Baer Foreign	All Cap	Mason Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2006	$ -	$ 8,790	$ -	$ 1,700
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1)	(209)	-	(30)
Total realized gain (loss) on investments and capital gains
distributions	1	415	-	65
Net unrealized appreciation (depreciation) during the year	36	4,133	2	177
Net increase (decrease) in net assets from operations	36	4,339	2	212
Changes from contract transactions:
Total unit transactions	788	17,037	33	1,503
Net increase (decrease) in assets derived from
principal transactions	788	17,037	33	1,503
Total increase (decrease) in net assets	824	21,376	35	1,715
Net assets at December 31, 2006	824	30,166	35	3,415
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	7	(456)	2	(45)
Total realized gain (loss) on investments and capital gains
distributions	128	3,915	8	136
Net unrealized appreciation (depreciation) during the year	(217)	2,669	(2)	(434)
Net increase (decrease) in net assets from operations	(82)	6,128	8	(343)
Changes from contract transactions:
Total unit transactions	1,097	23,557	(43)	1,322
Net increase (decrease) in assets derived from
principal transactions	1,097	23,557	(43)	1,322
Total increase (decrease) in net assets	1,015	29,685	(35)	979
Net assets at December 31, 2007	$ 1,839	$ 59,851	$ -	$ 4,394

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING Lord
	Abbett	ING Lord		ING Marsico
	Affiliated	Abbett	ING Marsico	International
	Portfolio -	Affiliated	Growth	Opportunities
	Institutional	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service Class	Adviser Class
Net assets at January 1, 2006	$ -	$ -	$ 1,159	$ -
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(2)	-	(21)	-
Total realized gain (loss) on investments and capital gains
distributions	11	-	23	-
Net unrealized appreciation (depreciation) during the year	52	-	118	-
Net increase (decrease) in net assets from operations	61	-	120	-
Changes from contract transactions:
Total unit transactions	1,007	-	1,468	-
Net increase (decrease) in assets derived from
principal transactions	1,007	-	1,468	-
Total increase (decrease) in net assets	1,068	-	1,588	-
Net assets at December 31, 2006	1,068	-	2,747	-
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(572)	6	(36)	-
Total realized gain (loss) on investments and capital gains
distributions	232	11	148	-
Net unrealized appreciation (depreciation) during the year	2,393	(30)	278	(2)
Net increase (decrease) in net assets from operations	2,053	(13)	390	(2)
Changes from contract transactions:
Total unit transactions	128,642	529	1,190	66
Net increase (decrease) in assets derived from
principal transactions	128,642	529	1,190	66
Total increase (decrease) in net assets	130,695	516	1,580	64
Net assets at December 31, 2007	$ 131,763	$ 516	$ 4,327	$ 64

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING Marsico		ING MFS Total
	International	ING MFS Total	Return	ING MFS Total
	Opportunities	Return	Portfolio -	Return
	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Adviser Class	Class	Service Class
Net assets at January 1, 2006	$ 1,348	$ -	$ -	$ 41,280
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(49)	1	(1)	454
Total realized gain (loss) on investments and capital gains
distributions	270	2	-	2,374
Net unrealized appreciation (depreciation) during the year	711	2	14	901
Net increase (decrease) in net assets from operations	932	5	13	3,729
Changes from contract transactions:
Total unit transactions	5,026	40	256	(8,450)
Net increase (decrease) in assets derived from
principal transactions	5,026	40	256	(8,450)
Total increase (decrease) in net assets	5,958	45	269	(4,721)
Net assets at December 31, 2006	7,306	45	269	36,559
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(2)	3	(317)	638
Total realized gain (loss) on investments and capital gains
distributions	1,033	11	17	2,370
Net unrealized appreciation (depreciation) during the year	569	(18)	858	(1,896)
Net increase (decrease) in net assets from operations	1,600	(4)	558	1,112
Changes from contract transactions:
Total unit transactions	3,645	526	80,319	(4,067)
Net increase (decrease) in assets derived from
principal transactions	3,645	526	80,319	(4,067)
Total increase (decrease) in net assets	5,245	522	80,877	(2,955)
Net assets at December 31, 2007	$ 12,551	$ 567	$ 81,146	$ 33,604

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

		ING	ING PIMCO
	ING MFS	Oppenheimer	High Yield	ING PIMCO
	Utilities	Main Street	Portfolio -	High Yield
	Portfolio -	Portfolio® -	Institutional	Portfolio -
	Service Class	Service Class	Class	Service Class
Net assets at January 1, 2006	$ 1,191	$ 214	$ -	$ 1,418
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(50)	(1)	5	175
Total realized gain (loss) on investments and capital gains
distributions	102	10	(1)	22
Net unrealized appreciation (depreciation) during the year	1,534	55	4	63
Net increase (decrease) in net assets from operations	1,586	64	8	260
Changes from contract transactions:
Total unit transactions	10,245	547	239	3,392
Net increase (decrease) in assets derived from
principal transactions	10,245	547	239	3,392
Total increase (decrease) in net assets	11,831	611	247	3,652
Net assets at December 31, 2006	13,022	825	247	5,070
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(51)	(3)	27	331
Total realized gain (loss) on investments and capital gains
distributions	3,078	102	(8)	11
Net unrealized appreciation (depreciation) during the year	2,510	(81)	(14)	(257)
Net increase (decrease) in net assets from operations	5,537	18	5	85
Changes from contract transactions:
Total unit transactions	18,964	1,161	548	567
Net increase (decrease) in assets derived from
principal transactions	18,964	1,161	548	567
Total increase (decrease) in net assets	24,501	1,179	553	652
Net assets at December 31, 2007	$ 37,523	$ 2,004	$ 800	$ 5,722

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING Pioneer			ING Pioneer
	Equity Income	ING Pioneer		Mid Cap Value
	Portfolio -	Fund Portfolio	ING Pioneer	Portfolio -
	Institutional	- Institutional	Fund Portfolio	Institutional
	Class	Class	- Service Class	Class
Net assets at January 1, 2006	$ -	$ -	$ -	$ -
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(5)	-	(2)
Total realized gain (loss) on investments and capital gains
distributions	-	5	1	1
Net unrealized appreciation (depreciation) during the year	-	69	1	33
Net increase (decrease) in net assets from operations	-	69	2	32
Changes from contract transactions:
Total unit transactions	-	2,440	23	751
Net increase (decrease) in assets derived from
principal transactions	-	2,440	23	751
Total increase (decrease) in net assets	-	2,509	25	783
Net assets at December 31, 2006	-	2,509	25	783
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1,448	(31)	(1)	(383)
Total realized gain (loss) on investments and capital gains
distributions	74	217	2	16
Net unrealized appreciation (depreciation) during the year	(5,352)	14	(1)	(2,175)
Net increase (decrease) in net assets from operations	(3,830)	200	-	(2,542)
Changes from contract transactions:
Total unit transactions	160,312	13,780	86	98,750
Net increase (decrease) in assets derived from
principal transactions	160,312	13,780	86	98,750
Total increase (decrease) in net assets	156,482	13,980	86	96,208
Net assets at December 31, 2007	$ 156,482	$ 16,489	$ 111	$ 96,991

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

			ING T. Rowe	ING T. Rowe
	ING Pioneer	ING Stock	Price Capital	Price Equity
	Mid Cap Value	Index Portfolio	Appreciation	Income
	Portfolio -	- Institutional	Portfolio -	Portfolio -
	Service Class	Class	Service Class	Adviser Class
Net assets at January 1, 2006	$ -	$ 25,037	$ 19,163	$ -
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	476	75	1
Total realized gain (loss) on investments and capital gains
distributions	-	5,668	3,426	3
Net unrealized appreciation (depreciation) during the year	-	(1,908)	3,684	13
Net increase (decrease) in net assets from operations	-	4,236	7,185	17
Changes from contract transactions:
Total unit transactions	6	(25,648)	60,576	198
Net increase (decrease) in assets derived from
principal transactions	6	(25,648)	60,576	198
Total increase (decrease) in net assets	6	(21,412)	67,761	215
Net assets at December 31, 2006	6	3,625	86,924	215
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	47	951	5
Total realized gain (loss) on investments and capital gains
distributions	-	192	12,895	36
Net unrealized appreciation (depreciation) during the year	-	(63)	(11,663)	(61)
Net increase (decrease) in net assets from operations	-	176	2,183	(20)
Changes from contract transactions:
Total unit transactions	10	(213)	79,883	956
Net increase (decrease) in assets derived from
principal transactions	10	(213)	79,883	956
Total increase (decrease) in net assets	10	(37)	82,066	936
Net assets at December 31, 2007	$ 16	$ 3,588	$ 168,990	$ 1,151

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING T. Rowe	ING Templeton		ING Van
	Price Equity	Global Growth	ING Templeton	Kampen
	Income	Portfolio -	Global Growth	Capital Growth
	Portfolio -	Institutional	Portfolio -	Portfolio -
	Service Class	Class	Service Class	Service Class
Net assets at January 1, 2006	$ 54,938	$ -	$ -	$ -
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	264	-	(4)	-
Total realized gain (loss) on investments and capital gains
distributions	3,444	-	3	-
Net unrealized appreciation (depreciation) during the year	8,118	-	96	-
Net increase (decrease) in net assets from operations	11,826	-	95	-
Changes from contract transactions:
Total unit transactions	21,032	-	1,326	14
Net increase (decrease) in assets derived from
principal transactions	21,032	-	1,326	14
Total increase (decrease) in net assets	32,858	-	1,421	14
Net assets at December 31, 2006	87,796	-	1,421	14
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	370	(5)	(2)	-
Total realized gain (loss) on investments and capital gains
distributions	5,033	-	144	3
Net unrealized appreciation (depreciation) during the year	(3,764)	(6)	(144)	9
Net increase (decrease) in net assets from operations	1,639	(11)	(2)	12
Changes from contract transactions:
Total unit transactions	12,269	1,197	1,414	61
Net increase (decrease) in assets derived from
principal transactions	12,269	1,197	1,414	61
Total increase (decrease) in net assets	13,908	1,186	1,412	73
Net assets at December 31, 2007	$ 101,704	$ 1,186	$ 2,833	$ 87

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

				ING VP Index
	ING Van			Plus
	Kampen	ING Van		International
	Growth and	Kampen Real	ING Van	Equity
	Income	Estate Portfolio	Kampen Real	Portfolio -
	Portfolio -	- Institutional	Estate Portfolio	Institutional
	Service Class	Class	- Service Class	Class
Net assets at January 1, 2006	$ 8,388	$ -	$ -	$ -
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	9	(2)	(28)	-
Total realized gain (loss) on investments and capital gains
distributions	1,103	2	63	-
Net unrealized appreciation (depreciation) during the year	658	47	1,198	-
Net increase (decrease) in net assets from operations	1,770	47	1,233	-
Changes from contract transactions:
Total unit transactions	5,546	707	15,672	-
Net increase (decrease) in assets derived from
principal transactions	5,546	707	15,672	-
Total increase (decrease) in net assets	7,316	754	16,905	-
Net assets at December 31, 2006	15,704	754	16,905	-
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	103	3	36	(33)
Total realized gain (loss) on investments and capital gains
distributions	1,414	88	2,824	4
Net unrealized appreciation (depreciation) during the year	(1,343)	(296)	(7,927)	(304)
Net increase (decrease) in net assets from operations	174	(205)	(5,067)	(333)
Changes from contract transactions:
Total unit transactions	1,410	393	9,000	22,695
Net increase (decrease) in assets derived from
principal transactions	1,410	393	9,000	22,695
Total increase (decrease) in net assets	1,584	188	3,933	22,362
Net assets at December 31, 2007	$ 17,288	$ 942	$ 20,838	$ 22,362

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING VP Index
	Plus	ING Wells	ING Wells	ING Wells
	International	Fargo	Fargo	Fargo Small
	Equity	Disciplined	Disciplined	Cap Disciplined
	Portfolio -	Value Portfolio	Value Portfolio	Portfolio -
	Service Class	- Adviser Class	- Service Class	Service Class
Net assets at January 1, 2006	$ -	$ -	$ -	$ -
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	18	-	(2)	(2)
Total realized gain (loss) on investments and capital gains
distributions	54	-	2	24
Net unrealized appreciation (depreciation) during the year	99	-	49	37
Net increase (decrease) in net assets from operations	171	-	49	59
Changes from contract transactions:
Total unit transactions	2,366	-	718	1,082
Net increase (decrease) in assets derived from
principal transactions	2,366	-	718	1,082
Total increase (decrease) in net assets	2,537	-	767	1,141
Net assets at December 31, 2006	2,537	-	767	1,141
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(84)	-	5	(10)
Total realized gain (loss) on investments and capital gains
distributions	533	-	54	58
Net unrealized appreciation (depreciation) during the year	(190)	-	(136)	(90)
Net increase (decrease) in net assets from operations	259	-	(77)	(42)
Changes from contract transactions:
Total unit transactions	4,320	3	433	(77)
Net increase (decrease) in assets derived from
principal transactions	4,320	3	433	(77)
Total increase (decrease) in net assets	4,579	3	356	(119)
Net assets at December 31, 2007	$ 7,116	$ 3	$ 1,123	$ 1,022

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING		ING American	ING American
	International	ING	Century Large	Century Large
	Growth	International	Company	Company
	Opportunities	SmallCap Fund	Value Portfolio	Value Portfolio
	Fund - Class Q	- Class A	- Adviser Class	- Service Class
Net assets at January 1, 2006	$ 2	$ 283	$ -	$ 4,395
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	-	(40)
Total realized gain (loss) on investments and capital gains
distributions	-	21	-	345
Net unrealized appreciation (depreciation) during the year	-	95	1	478
Net increase (decrease) in net assets from operations	-	116	1	783
Changes from contract transactions:
Total unit transactions	5	438	8	112
Net increase (decrease) in assets derived from
principal transactions	5	438	8	112
Total increase (decrease) in net assets	5	554	9	895
Net assets at December 31, 2006	7	837	9	5,290
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	4	-	5
Total realized gain (loss) on investments and capital gains
distributions	2	480	2	628
Net unrealized appreciation (depreciation) during the year	-	(379)	(4)	(763)
Net increase (decrease) in net assets from operations	2	105	(2)	(130)
Changes from contract transactions:
Total unit transactions	2	1,279	79	(730)
Net increase (decrease) in assets derived from
principal transactions	2	1,279	79	(730)
Total increase (decrease) in net assets	4	1,384	77	(860)
Net assets at December 31, 2007	$ 11	$ 2,221	$ 86	$ 4,430

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

			ING American	ING American
	ING American	ING American	Century Small-	Century Small-
	Century Select	Century Select	Mid Cap Value	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Adviser Class	Service Class
Net assets at January 1, 2006	$ 158,146	$ 20	$ -	$ 31,597
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	326	-	-	(321)
Total realized gain (loss) on investments and capital gains
distributions	951	-	-	760
Net unrealized appreciation (depreciation) during the year	(5,974)	(1)	2	3,923
Net increase (decrease) in net assets from operations	(4,697)	(1)	2	4,362
Changes from contract transactions:
Total unit transactions	(21,892)	(19)	20	(2,133)
Net increase (decrease) in assets derived from
principal transactions	(21,892)	(19)	20	(2,133)
Total increase (decrease) in net assets	(26,589)	(20)	22	2,229
Net assets at December 31, 2006	131,557	-	22	33,826
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	434	-	-	(193)
Total realized gain (loss) on investments and capital gains
distributions	15,123	-	6	4,881
Net unrealized appreciation (depreciation) during the year	(5,598)	-	(8)	(5,673)
Net increase (decrease) in net assets from operations	9,959	-	(2)	(985)
Changes from contract transactions:
Total unit transactions	(141,516)	-	17	(4,206)
Net increase (decrease) in assets derived from
principal transactions	(141,516)	-	17	(4,206)
Total increase (decrease) in net assets	(131,557)	-	15	(5,191)
Net assets at December 31, 2007	$ -	$ -	$ 37	$ 28,635

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

		ING Baron	ING Baron	ING Columbia
		Small Cap	Small Cap	Small Cap
	ING Baron	Growth	Growth	Value II
	Asset Portfolio	Portfolio -	Portfolio -	Portfolio -
	- Service Class	Adviser Class	Service Class	Service Class
Net assets at January 1, 2006	$ -	$ -	$ 79,169	$ -
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1)	-	(888)	-
Total realized gain (loss) on investments and capital gains
distributions	1	(2)	4,474	-
Net unrealized appreciation (depreciation) during the year	13	3	7,482	3
Net increase (decrease) in net assets from operations	13	1	11,068	3
Changes from contract transactions:
Total unit transactions	293	62	1,214	36
Net increase (decrease) in assets derived from
principal transactions	293	62	1,214	36
Total increase (decrease) in net assets	306	63	12,282	39
Net assets at December 31, 2006	306	63	91,451	39
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(18)	(1)	(996)	(3)
Total realized gain (loss) on investments and capital gains
distributions	48	8	3,264	9
Net unrealized appreciation (depreciation) during the year	58	(3)	2,329	(31)
Net increase (decrease) in net assets from operations	88	4	4,597	(25)
Changes from contract transactions:
Total unit transactions	2,823	190	12,652	782
Net increase (decrease) in assets derived from
principal transactions	2,823	190	12,652	782
Total increase (decrease) in net assets	2,911	194	17,249	757
Net assets at December 31, 2007	$ 3,217	$ 257	$ 108,700	$ 796

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

			ING	ING
	ING Davis New	ING Fidelity®	Fundamental	Fundamental
	York Venture	VIP Mid Cap	Research	Research
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Adviser Class	Service Class
Net assets at January 1, 2006	$ 7,330	$ -	$ -	$ 1,536
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(89)	-	-	(16)
Total realized gain (loss) on investments and capital gains
distributions	781	-	-	91
Net unrealized appreciation (depreciation) during the year	315	2	-	79
Net increase (decrease) in net assets from operations	1,007	2	-	154
Changes from contract transactions:
Total unit transactions	1,131	108	5	(180)
Net increase (decrease) in assets derived from
principal transactions	1,131	108	5	(180)
Total increase (decrease) in net assets	2,138	110	5	(26)
Net assets at December 31, 2006	9,468	110	5	1,510
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(85)	(5)	-	4
Total realized gain (loss) on investments and capital gains
distributions	394	19	-	270
Net unrealized appreciation (depreciation) during the year	(49)	81	-	(234)
Net increase (decrease) in net assets from operations	260	95	-	40
Changes from contract transactions:
Total unit transactions	1,585	3,839	(5)	(1,550)
Net increase (decrease) in assets derived from
principal transactions	1,585	3,839	(5)	(1,550)
Total increase (decrease) in net assets	1,845	3,934	(5)	(1,510)
Net assets at December 31, 2007	$ 11,313	$ 4,044	$ -	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

		ING Goldman
	ING Goldman	Sachs®
	Sachs® Capital	Structured	ING JPMorgan	ING JPMorgan
	Growth	Equity	International	International
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Adviser Class	Initial Class
Net assets at January 1, 2006	$ 2,001	$ -	$ -	$ 139,805
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(21)	-	-	(136)
Total realized gain (loss) on investments and capital gains
distributions	95	-	-	11,560
Net unrealized appreciation (depreciation) during the year	72	-	1	16,783
Net increase (decrease) in net assets from operations	146	-	1	28,207
Changes from contract transactions:
Total unit transactions	10	2	19	(17,809)
Net increase (decrease) in assets derived from
principal transactions	10	2	19	(17,809)
Total increase (decrease) in net assets	156	2	20	10,398
Net assets at December 31, 2006	2,157	2	20	150,203
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	25	-	3	1,581
Total realized gain (loss) on investments and capital gains
distributions	244	-	3	14,809
Net unrealized appreciation (depreciation) during the year	(224)	-	(4)	(3,771)
Net increase (decrease) in net assets from operations	45	-	2	12,619
Changes from contract transactions:
Total unit transactions	(2,202)	(2)	169	(20,511)
Net increase (decrease) in assets derived from
principal transactions	(2,202)	(2)	169	(20,511)
Total increase (decrease) in net assets	(2,157)	(2)	171	(7,892)
Net assets at December 31, 2007	$ -	$ -	$ 191	$ 142,311

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

				ING Legg
				Mason Partners
	ING JPMorgan	ING JPMorgan	ING JPMorgan	Aggressive
	International	Mid Cap Value	Mid Cap Value	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Service Class	Adviser Class
Net assets at January 1, 2006	$ 3	$ -	$ 24,333	$ -
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	(288)	-
Total realized gain (loss) on investments and capital gains
distributions	1	1	572	-
Net unrealized appreciation (depreciation) during the year	1	4	3,657	1
Net increase (decrease) in net assets from operations	2	5	3,941	1
Changes from contract transactions:
Total unit transactions	11	86	4,304	16
Net increase (decrease) in assets derived from
principal transactions	11	86	4,304	16
Total increase (decrease) in net assets	13	91	8,245	17
Net assets at December 31, 2006	16	91	32,578	17
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	(183)	-
Total realized gain (loss) on investments and capital gains
distributions	-	23	2,736	4
Net unrealized appreciation (depreciation) during the year	1	(35)	(2,133)	(7)
Net increase (decrease) in net assets from operations	1	(12)	420	(3)
Changes from contract transactions:
Total unit transactions	14	307	1,986	82
Net increase (decrease) in assets derived from
principal transactions	14	307	1,986	82
Total increase (decrease) in net assets	15	295	2,406	79
Net assets at December 31, 2007	$ 31	$ 386	$ 34,984	$ 96

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING Legg	ING Legg	ING Legg	ING Legg
	Mason Partners	Mason Partners	Mason Partners	Mason Partners
	Aggressive	Aggressive	Large Cap	Large Cap
	Growth	Growth	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Adviser Class	Initial Class
Net assets at January 1, 2006	$ 213,925	$ 36	$ -	$ 4,113
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(2,190)	-	-	(40)
Total realized gain (loss) on investments and capital gains
distributions	(1,080)	-	-	70
Net unrealized appreciation (depreciation) during the year	21,852	6	1	65
Net increase (decrease) in net assets from operations	18,582	6	1	95
Changes from contract transactions:
Total unit transactions	(28,700)	40	32	(358)
Net increase (decrease) in assets derived from
principal transactions	(28,700)	40	32	(358)
Total increase (decrease) in net assets	(10,118)	46	33	(263)
Net assets at December 31, 2006	203,807	82	33	3,850
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1,922)	(1)	-	(38)
Total realized gain (loss) on investments and capital gains
distributions	(9,429)	4	6	153
Net unrealized appreciation (depreciation) during the year	7,512	(6)	(5)	26
Net increase (decrease) in net assets from operations	(3,839)	(3)	1	141
Changes from contract transactions:
Total unit transactions	(38,945)	8	108	(455)
Net increase (decrease) in assets derived from
principal transactions	(38,945)	8	108	(455)
Total increase (decrease) in net assets	(42,784)	5	109	(314)
Net assets at December 31, 2007	$ 161,023	$ 87	$ 142	$ 3,536

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING Neuberger	ING Neuberger		ING
	Berman	Berman	ING OpCap	Oppenheimer
	Partners	Regency	Balanced Value	Global
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Adviser Class
Net assets at January 1, 2006	$ -	$ -	$ 16,573	$ -
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	(28)	-
Total realized gain (loss) on investments and capital gains
distributions	7	-	660	1
Net unrealized appreciation (depreciation) during the year	-	-	588	5
Net increase (decrease) in net assets from operations	7	-	1,220	6
Changes from contract transactions:
Total unit transactions	225	1	(4,296)	90
Net increase (decrease) in assets derived from
principal transactions	225	1	(4,296)	90
Total increase (decrease) in net assets	232	1	(3,076)	96
Net assets at December 31, 2006	232	1	13,497	96
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(8)	-	27	-
Total realized gain (loss) on investments and capital gains
distributions	40	-	1,739	15
Net unrealized appreciation (depreciation) during the year	(52)	(2)	(2,299)	(12)
Net increase (decrease) in net assets from operations	(20)	(2)	(533)	3
Changes from contract transactions:
Total unit transactions	2,054	63	(2,003)	266
Net increase (decrease) in assets derived from
principal transactions	2,054	63	(2,003)	266
Total increase (decrease) in net assets	2,034	61	(2,536)	269
Net assets at December 31, 2007	$ 2,266	$ 62	$ 10,961	$ 365

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING	ING	Oppenheimer	Oppenheimer
	Oppenheimer	Oppenheimer	Strategic	Strategic
	Global	Global	Income	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Adviser Class	Initial Class
Net assets at January 1, 2006	$ 881,737	$ 20	$ -	$ 116,350
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(8,716)	(2)	-	(654)
Total realized gain (loss) on investments and capital gains
distributions	31,773	2	-	644
Net unrealized appreciation (depreciation) during the year	119,373	18	5	8,090
Net increase (decrease) in net assets from operations	142,430	18	5	8,080
Changes from contract transactions:
Total unit transactions	(102,837)	142	122	(11,537)
Net increase (decrease) in assets derived from
principal transactions	(102,837)	142	122	(11,537)
Total increase (decrease) in net assets	39,593	160	127	(3,457)
Net assets at December 31, 2006	921,330	180	127	112,893
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	298	1	9	4,210
Total realized gain (loss) on investments and capital gains
distributions	81,523	24	3	1,642
Net unrealized appreciation (depreciation) during the year	(31,597)	(17)	2	2,740
Net increase (decrease) in net assets from operations	50,224	8	14	8,592
Changes from contract transactions:
Total unit transactions	(130,832)	251	134	4,203
Net increase (decrease) in assets derived from
principal transactions	(130,832)	251	134	4,203
Total increase (decrease) in net assets	(80,608)	259	148	12,795
Net assets at December 31, 2007	$ 840,722	$ 439	$ 275	$ 125,688

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING PIMCO	ING PIMCO	ING Pioneer	ING Pioneer
	Total Return	Total Return	High Yield	High Yield
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Initial Class	Service Class
Net assets at January 1, 2006	$ -	$ 54,953	$ -	$ -
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	2	394	11	-
Total realized gain (loss) on investments and capital gains
distributions	-	107	3	-
Net unrealized appreciation (depreciation) during the year	5	1,238	14	-
Net increase (decrease) in net assets from operations	7	1,739	28	-
Changes from contract transactions:
Total unit transactions	262	6,231	972	6
Net increase (decrease) in assets derived from
principal transactions	262	6,231	972	6
Total increase (decrease) in net assets	269	7,970	1,000	6
Net assets at December 31, 2006	269	62,923	1,000	6
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	15	1,665	162	2
Total realized gain (loss) on investments and capital gains
distributions	5	433	40	-
Net unrealized appreciation (depreciation) during the year	22	3,685	(127)	(3)
Net increase (decrease) in net assets from operations	42	5,783	75	(1)
Changes from contract transactions:
Total unit transactions	243	14,304	4,109	90
Net increase (decrease) in assets derived from
principal transactions	243	14,304	4,109	90
Total increase (decrease) in net assets	285	20,087	4,184	89
Net assets at December 31, 2007	$ 554	$ 83,010	$ 5,184	$ 95

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution
	2015 Portfolio -	2015 Portfolio -	2025 Portfolio -	2025 Portfolio -
	Adviser Class	Service Class	Adviser Class	Service Class
Net assets at January 1, 2006	$ 440	$ 1,980	$ 266	$ 1,918
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(8)	(52)	(10)	(53)
Total realized gain (loss) on investments and capital gains
distributions	12	58	7	71
Net unrealized appreciation (depreciation) during the year	150	919	255	1,237
Net increase (decrease) in net assets from operations	154	925	252	1,255
Changes from contract transactions:
Total unit transactions	2,256	12,303	3,872	15,010
Net increase (decrease) in assets derived from
principal transactions	2,256	12,303	3,872	15,010
Total increase (decrease) in net assets	2,410	13,228	4,124	16,265
Net assets at December 31, 2006	2,850	15,208	4,390	18,183
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1)	(81)	(12)	(127)
Total realized gain (loss) on investments and capital gains
distributions	68	673	109	615
Net unrealized appreciation (depreciation) during the year	137	52	135	226
Net increase (decrease) in net assets from operations	204	644	232	714
Changes from contract transactions:
Total unit transactions	6,696	14,447	7,481	20,666
Net increase (decrease) in assets derived from
principal transactions	6,696	14,447	7,481	20,666
Total increase (decrease) in net assets	6,900	15,091	7,713	21,380
Net assets at December 31, 2007	$ 9,750	$ 30,299	$ 12,103	$ 39,563

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution
	2035 Portfolio -	2035 Portfolio -	2045 Portfolio -	2045 Portfolio -
	Adviser Class	Service Class	Adviser Class	Service Class
Net assets at January 1, 2006	$ 440	$ 1,176	$ 256	$ 586
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(12)	(41)	(7)	(29)
Total realized gain (loss) on investments and capital gains
distributions	8	71	4	61
Net unrealized appreciation (depreciation) during the year	255	874	155	525
Net increase (decrease) in net assets from operations	251	904	152	557
Changes from contract transactions:
Total unit transactions	3,163	9,926	1,842	6,443
Net increase (decrease) in assets derived from
principal transactions	3,163	9,926	1,842	6,443
Total increase (decrease) in net assets	3,414	10,830	1,994	7,000
Net assets at December 31, 2006	3,854	12,006	2,250	7,586
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(13)	(85)	(12)	(88)
Total realized gain (loss) on investments and capital gains
distributions	96	381	79	220
Net unrealized appreciation (depreciation) during the year	62	289	27	283
Net increase (decrease) in net assets from operations	145	585	94	415
Changes from contract transactions:
Total unit transactions	5,831	14,953	5,514	9,461
Net increase (decrease) in assets derived from
principal transactions	5,831	14,953	5,514	9,461
Total increase (decrease) in net assets	5,976	15,538	5,608	9,876
Net assets at December 31, 2007	$ 9,830	$ 27,544	$ 7,858	$ 17,462

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

			ING T. Rowe	ING T. Rowe
			Price	Price
	ING Solution	ING Solution	Diversified Mid	Diversified Mid
	Income	Income	Cap Growth	Cap Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Adviser Class	Initial Class
Net assets at January 1, 2006	$ 40	$ 341	$ -	$ 429,422
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(2)	(8)	-	(4,371)
Total realized gain (loss) on investments and capital gains
distributions	3	15	-	21,200
Net unrealized appreciation (depreciation) during the year	37	82	1	15,200
Net increase (decrease) in net assets from operations	38	89	1	32,029
Changes from contract transactions:
Total unit transactions	1,579	2,316	38	(64,164)
Net increase (decrease) in assets derived from
principal transactions	1,579	2,316	38	(64,164)
Total increase (decrease) in net assets	1,617	2,405	39	(32,135)
Net assets at December 31, 2006	1,657	2,746	39	397,287
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	8	(13)	-	(3,472)
Total realized gain (loss) on investments and capital gains
distributions	41	125	13	49,859
Net unrealized appreciation (depreciation) during the year	211	63	(7)	275
Net increase (decrease) in net assets from operations	260	175	6	46,662
Changes from contract transactions:
Total unit transactions	5,510	4,464	320	(54,649)
Net increase (decrease) in assets derived from
principal transactions	5,510	4,464	320	(54,649)
Total increase (decrease) in net assets	5,770	4,639	326	(7,987)
Net assets at December 31, 2007	$ 7,427	$ 7,385	$ 365	$ 389,300

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING T. Rowe
	Price	ING T. Rowe	ING T. Rowe	ING T. Rowe
	Diversified Mid	Price Growth	Price Growth	Price Growth
	Cap Growth	Equity	Equity	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Initial Class	Service Class
Net assets at January 1, 2006	$ 230	$ -	$ 282,041	$ 446
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(3)	-	(2,186)	(4)
Total realized gain (loss) on investments and capital gains
distributions	19	-	6,155	12
Net unrealized appreciation (depreciation) during the year	14	9	28,097	74
Net increase (decrease) in net assets from operations	30	9	32,066	82
Changes from contract transactions:
Total unit transactions	165	134	(32,576)	339
Net increase (decrease) in assets derived from
principal transactions	165	134	(32,576)	339
Total increase (decrease) in net assets	195	143	(510)	421
Net assets at December 31, 2006	425	143	281,531	867
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(3)	(2)	(1,573)	(6)
Total realized gain (loss) on investments and capital gains
distributions	56	53	12,711	75
Net unrealized appreciation (depreciation) during the year	(3)	(29)	12,582	18
Net increase (decrease) in net assets from operations	50	22	23,720	87
Changes from contract transactions:
Total unit transactions	39	990	(30,226)	280
Net increase (decrease) in assets derived from
principal transactions	39	990	(30,226)	280
Total increase (decrease) in net assets	89	1,012	(6,506)	367
Net assets at December 31, 2007	$ 514	$ 1,155	$ 275,025	$ 1,234

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

				ING UBS U.S.
	ING Templeton	ING	ING	Large Cap
	Foreign Equity	Thornburg	Thornburg	Equity
	Portfolio -	Value Portfolio	Value Portfolio	Portfolio -
	Service Class	- Adviser Class	- Initial Class	Adviser Class
Net assets at January 1, 2006	$ -	$ -	$ 118,725	$ -
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	2	-	(618)	-
Total realized gain (loss) on investments and capital gains
distributions	7	-	(16,117)	-
Net unrealized appreciation (depreciation) during the year	17	4	33,319	-
Net increase (decrease) in net assets from operations	26	4	16,584	-
Changes from contract transactions:
Total unit transactions	276	50	(17,953)	-
Net increase (decrease) in assets derived from
principal transactions	276	50	(17,953)	-
Total increase (decrease) in net assets	302	54	(1,369)	-
Net assets at December 31, 2006	302	54	117,356	-
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	11	(1)	(695)	-
Total realized gain (loss) on investments and capital gains
distributions	131	7	(6,680)	-
Net unrealized appreciation (depreciation) during the year	122	(22)	14,266	-
Net increase (decrease) in net assets from operations	264	(16)	6,891	-
Changes from contract transactions:
Total unit transactions	4,867	483	(10,814)	13
Net increase (decrease) in assets derived from
principal transactions	4,867	483	(10,814)	13
Total increase (decrease) in net assets	5,131	467	(3,923)	13
Net assets at December 31, 2007	$ 5,433	$ 521	$ 113,433	$ 13

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING UBS U.S.	ING UBS U.S.	ING UBS U.S.	ING Van
	Large Cap	Large Cap	Small Cap	Kampen
	Equity	Equity	Growth	Comstock
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Service Class	Adviser Class
Net assets at January 1, 2006	$ 134,490	$ -	$ -	$ -
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(349)	-	-	-
Total realized gain (loss) on investments and capital gains
distributions	(977)	-	3	2
Net unrealized appreciation (depreciation) during the year	17,951	-	-	5
Net increase (decrease) in net assets from operations	16,625	-	3	7
Changes from contract transactions:
Total unit transactions	(15,835)	3	21	144
Net increase (decrease) in assets derived from
principal transactions	(15,835)	3	21	144
Total increase (decrease) in net assets	790	3	24	151
Net assets at December 31, 2006	135,280	3	24	151
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(518)	-	(3)	3
Total realized gain (loss) on investments and capital gains
distributions	(3,980)	-	16	18
Net unrealized appreciation (depreciation) during the year	4,862	-	(37)	(42)
Net increase (decrease) in net assets from operations	364	-	(24)	(21)
Changes from contract transactions:
Total unit transactions	(9,172)	3	592	252
Net increase (decrease) in assets derived from
principal transactions	(9,172)	3	592	252
Total increase (decrease) in net assets	(8,808)	3	568	231
Net assets at December 31, 2007	$ 126,472	$ 6	$ 592	$ 382

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING Van	ING Van	ING Van	ING Van
	Kampen	Kampen Equity	Kampen Equity	Kampen Equity
	Comstock	and Income	and Income	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Initial Class	Service Class
Net assets at January 1, 2006	$ 98,136	$ -	$ 344,729	$ 13
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(275)	-	3,243	-
Total realized gain (loss) on investments and capital gains
distributions	10,310	-	16,366	2
Net unrealized appreciation (depreciation) during the year	4,322	1	20,526	4
Net increase (decrease) in net assets from operations	14,357	1	40,135	6
Changes from contract transactions:
Total unit transactions	(12,252)	20	(6,307)	71
Net increase (decrease) in assets derived from
principal transactions	(12,252)	20	(6,307)	71
Total increase (decrease) in net assets	2,105	21	33,828	77
Net assets at December 31, 2006	100,241	21	378,557	90
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	130	3	4,947	3
Total realized gain (loss) on investments and capital gains
distributions	6,497	5	21,684	6
Net unrealized appreciation (depreciation) during the year	(9,132)	(4)	(16,807)	(8)
Net increase (decrease) in net assets from operations	(2,505)	4	9,824	1
Changes from contract transactions:
Total unit transactions	(13,824)	178	(63,112)	97
Net increase (decrease) in assets derived from
principal transactions	(13,824)	178	(63,112)	97
Total increase (decrease) in net assets	(16,329)	182	(53,288)	98
Net assets at December 31, 2007	$ 83,912	$ 203	$ 325,269	$ 188

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING VP	ING VP	ING VP
	Strategic	Strategic	Strategic	ING VP
	Allocation	Allocation	Allocation	Growth and
	Conservative	Growth	Moderate	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class A
Net assets at January 1, 2006	$ 39,166	$ 81,185	$ 73,683	$ -
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	629	246	621	-
Total realized gain (loss) on investments and capital gains
distributions	2,407	2,151	2,774	-
Net unrealized appreciation (depreciation) during the year	(230)	7,313	4,155	-
Net increase (decrease) in net assets from operations	2,806	9,710	7,550	-
Changes from contract transactions:
Total unit transactions	(2,452)	(2,303)	1,574	-
Net increase (decrease) in assets derived from
principal transactions	(2,452)	(2,303)	1,574	-
Total increase (decrease) in net assets	354	7,407	9,124	-
Net assets at December 31, 2006	39,520	88,592	82,807	-
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	816	549	904	2
Total realized gain (loss) on investments and capital gains
distributions	1,684	7,336	5,765	-
Net unrealized appreciation (depreciation) during the year	(754)	(4,560)	(3,399)	(1)
Net increase (decrease) in net assets from operations	1,746	3,325	3,270	1
Changes from contract transactions:
Total unit transactions	(3,605)	(7,328)	(12,927)	157
Net increase (decrease) in assets derived from
principal transactions	(3,605)	(7,328)	(12,927)	157
Total increase (decrease) in net assets	(1,859)	(4,003)	(9,657)	158
Net assets at December 31, 2007	$ 37,661	$ 84,589	$ 73,150	$ 158

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING VP	ING VP
	Growth and	Growth and
	Income	Income	ING GET U.S.	ING GET U.S.
	Portfolio -	Portfolio -	Core Portfolio -	Core Portfolio -
	Class I	Class S	Series 1	Series 2
Net assets at January 1, 2006	$ 1,975,255	$ -	$ 1,438	11,168
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	788	-	15	161
Total realized gain (loss) on investments and capital gains
distributions	(131,519)	-	24	80
Net unrealized appreciation (depreciation) during the year	368,164	-	27	203
Net increase (decrease) in net assets from operations	237,433	-	66	444
Changes from contract transactions:
Total unit transactions	(272,500)	-	(509)	(4,007)
Net increase (decrease) in assets derived from
principal transactions	(272,500)	-	(509)	(4,007)
Total increase (decrease) in net assets	(35,067)	-	(443)	(3,563)
Net assets at December 31, 2006	1,940,188	-	995	7,605
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	3,797	1	13	113
Total realized gain (loss) on investments and capital gains
distributions	(106,075)	-	22	123
Net unrealized appreciation (depreciation) during the year	217,416	-	(8)	(14)
Net increase (decrease) in net assets from operations	115,138	1	27	222
Changes from contract transactions:
Total unit transactions	(296,758)	100	(105)	(2,129)
Net increase (decrease) in assets derived from
principal transactions	(296,758)	100	(105)	(2,129)
Total increase (decrease) in net assets	(181,620)	101	(78)	(1,907)
Net assets at December 31, 2007	$ 1,758,568	$ 101	$ 917	$ 5,698

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 3	Series 5	Series 6	Series 7
Net assets at January 1, 2006	$ 37,121	$ 645	$ 4,616	$ 3,939
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	382	2	27	34
Total realized gain (loss) on investments and capital gains
distributions	37	28	73	34
Net unrealized appreciation (depreciation) during the year	981	29	222	238
Net increase (decrease) in net assets from operations	1,400	59	322	306
Changes from contract transactions:
Total unit transactions	(10,636)	(19)	(1,007)	(689)
Net increase (decrease) in assets derived from
principal transactions	(10,636)	(19)	(1,007)	(689)
Total increase (decrease) in net assets	(9,236)	40	(685)	(383)
Net assets at December 31, 2006	27,885	685	3,931	3,556
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	292	-	19	29
Total realized gain (loss) on investments and capital gains
distributions	305	34	265	196
Net unrealized appreciation (depreciation) during the year	326	(30)	(239)	(169)
Net increase (decrease) in net assets from operations	923	4	45	56
Changes from contract transactions:
Total unit transactions	(5,604)	(29)	(1,058)	(1,096)
Net increase (decrease) in assets derived from
principal transactions	(5,604)	(29)	(1,058)	(1,096)
Total increase (decrease) in net assets	(4,681)	(25)	(1,013)	(1,040)
Net assets at December 31, 2007	$ 23,204	$ 660	$ 2,918	$ 2,516

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 8	Series 9	Series 10	Series 11
Net assets at January 1, 2006	$ 1,556	$ 220	$ 107	$ 80
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	2	-	(1)	(1)
Total realized gain (loss) on investments and capital gains
distributions	14	-	2	-
Net unrealized appreciation (depreciation) during the year	109	13	6	3
Net increase (decrease) in net assets from operations	125	13	7	2
Changes from contract transactions:
Total unit transactions	(174)	(65)	(38)	(35)
Net increase (decrease) in assets derived from
principal transactions	(174)	(65)	(38)	(35)
Total increase (decrease) in net assets	(49)	(52)	(31)	(33)
Net assets at December 31, 2006	1,507	168	76	47
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	4	1	-	1
Total realized gain (loss) on investments and capital gains
distributions	97	5	2	1
Net unrealized appreciation (depreciation) during the year	(84)	(3)	-	(2)
Net increase (decrease) in net assets from operations	17	3	2	-
Changes from contract transactions:
Total unit transactions	(555)	(7)	(2)	-
Net increase (decrease) in assets derived from
principal transactions	(555)	(7)	(2)	-
Total increase (decrease) in net assets	(538)	(4)	-	-
Net assets at December 31, 2007	$ 969	$ 164	$ 76	$ 47

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING VP Global
	Science and	ING VP	ING VP Index	ING VP Index
	Technology	Growth	Plus LargeCap	Plus LargeCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class S
Net assets at January 1, 2006	$ 40,552	$ 78,900	$ 532,133	$ -
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(405)	(690)	247	-
Total realized gain (loss) on investments and capital gains
distributions	2,142	(12,107)	(16,794)	2
Net unrealized appreciation (depreciation) during the year	589	13,849	83,656	-
Net increase (decrease) in net assets from operations	2,326	1,052	67,109	2
Changes from contract transactions:
Total unit transactions	(5,284)	(12,115)	(59,790)	5
Net increase (decrease) in assets derived from
principal transactions	(5,284)	(12,115)	(59,790)	5
Total increase (decrease) in net assets	(2,958)	(11,063)	7,319	7
Net assets at December 31, 2006	37,594	67,837	539,452	7
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(385)	(541)	1,026	-
Total realized gain (loss) on investments and capital gains
distributions	1,796	(3,169)	(7,474)	(3)
Net unrealized appreciation (depreciation) during the year	4,645	13,275	27,106	2
Net increase (decrease) in net assets from operations	6,056	9,565	20,658	(1)
Changes from contract transactions:
Total unit transactions	(816)	(15,081)	(91,018)	328
Net increase (decrease) in assets derived from
principal transactions	(816)	(15,081)	(91,018)	328
Total increase (decrease) in net assets	5,240	(5,516)	(70,360)	327
Net assets at December 31, 2007	$ 42,834	$ 62,321	$ 469,092	$ 334

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING VP Index	ING VP Index	ING VP Index	ING VP Index
	Plus MidCap	Plus MidCap	Plus SmallCap	Plus SmallCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class S	Class I	Class S
Net assets at January 1, 2006	$ 416,465	$ -	$ 182,246	$ -
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1,595)	-	(1,106)	-
Total realized gain (loss) on investments and capital gains
distributions	47,518	-	20,788	-
Net unrealized appreciation (depreciation) during the year	(11,351)	1	3,103	1
Net increase (decrease) in net assets from operations	34,572	1	22,785	1
Changes from contract transactions:
Total unit transactions	(29,309)	42	(15,154)	51
Net increase (decrease) in assets derived from
principal transactions	(29,309)	42	(15,154)	51
Total increase (decrease) in net assets	5,263	43	7,631	52
Net assets at December 31, 2006	421,728	43	189,877	52
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(928)	-	(944)	-
Total realized gain (loss) on investments and capital gains
distributions	50,730	9	31,898	5
Net unrealized appreciation (depreciation) during the year	(29,602)	(15)	(42,343)	(13)
Net increase (decrease) in net assets from operations	20,200	(6)	(11,389)	(8)
Changes from contract transactions:
Total unit transactions	(60,397)	306	(27,178)	46
Net increase (decrease) in assets derived from
principal transactions	(60,397)	306	(27,178)	46
Total increase (decrease) in net assets	(40,197)	300	(38,567)	38
Net assets at December 31, 2007	$ 381,531	$ 343	$ 151,310	$ 90

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING VP	ING VP
	International	International	ING VP Small	ING VP Small
	Equity	Equity	Company	Company
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class S	Class I	Class S
Net assets at January 1, 2006	$ 16,979	$ -	$ 158,729	$ -
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	110	-	(1,020)	-
Total realized gain (loss) on investments and capital gains
distributions	1,431	-	35,627	-
Net unrealized appreciation (depreciation) during the year	2,490	2	(10,251)	-
Net increase (decrease) in net assets from operations	4,031	2	24,356	-
Changes from contract transactions:
Total unit transactions	1,616	16	(13,998)	11
Net increase (decrease) in assets derived from
principal transactions	1,616	16	(13,998)	11
Total increase (decrease) in net assets	5,647	18	10,358	11
Net assets at December 31, 2006	22,626	18	169,087	11
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	587	1	(1,271)	-
Total realized gain (loss) on investments and capital gains
distributions	5,552	4	41,173	2
Net unrealized appreciation (depreciation) during the year	(4,879)	(2)	(31,382)	(3)
Net increase (decrease) in net assets from operations	1,260	3	8,520	(1)
Changes from contract transactions:
Total unit transactions	(23,886)	(21)	(42,469)	77
Net increase (decrease) in assets derived from
principal transactions	(23,886)	(21)	(42,469)	77
Total increase (decrease) in net assets	(22,626)	(18)	(33,949)	76
Net assets at December 31, 2007	$ -	$ -	$ 135,138	$ 87

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

		ING VP
	ING VP Value	Financial	ING VP	ING VP
	Opportunity	Services	International	International
	Portfolio -	Portfolio -	Value Portfolio	Value Portfolio
	Class I	Class I	- Class I	- Class S
Net assets at January 1, 2006	$ 97,980	$ 790	$ 78,444	$ -
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	412	8	1,502	1
Total realized gain (loss) on investments and capital gains
distributions	2,215	154	10,192	3
Net unrealized appreciation (depreciation) during the year	11,020	159	13,241	3
Net increase (decrease) in net assets from operations	13,647	321	24,935	7
Changes from contract transactions:
Total unit transactions	(14,817)	2,510	20,374	53
Net increase (decrease) in assets derived from
principal transactions	(14,817)	2,510	20,374	53
Total increase (decrease) in net assets	(1,170)	2,831	45,309	60
Net assets at December 31, 2006	96,810	3,621	123,753	60
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	590	19	1,111	3
Total realized gain (loss) on investments and capital gains
distributions	3,989	204	28,055	54
Net unrealized appreciation (depreciation) during the year	(2,489)	(574)	(13,036)	(32)
Net increase (decrease) in net assets from operations	2,090	(351)	16,130	25
Changes from contract transactions:
Total unit transactions	(16,721)	(707)	18,248	395
Net increase (decrease) in assets derived from
principal transactions	(16,721)	(707)	18,248	395
Total increase (decrease) in net assets	(14,631)	(1,058)	34,378	420
Net assets at December 31, 2007	$ 82,179	$ 2,563	$ 158,131	$ 480

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING VP	ING VP		ING VP
	MidCap	MidCap		SmallCap
	Opportunities	Opportunities	ING VP Real	Opportunities
	Portfolio -	Portfolio -	Estate Portfolio	Portfolio -
	Class I	Class S	- Class I	Class I
Net assets at January 1, 2006	$ 5,277	$ -	$ 47,193	$ 9,331
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(67)	-	876	(90)
Total realized gain (loss) on investments and capital gains
distributions	327	-	4,302	709
Net unrealized appreciation (depreciation) during the year	47	-	14,669	413
Net increase (decrease) in net assets from operations	307	-	19,847	1,032
Changes from contract transactions:
Total unit transactions	557	3	19,666	(172)
Net increase (decrease) in assets derived from
principal transactions	557	3	19,666	(172)
Total increase (decrease) in net assets	864	3	39,513	860
Net assets at December 31, 2006	6,141	3	86,706	10,191
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(76)	-	1,131	(95)
Total realized gain (loss) on investments and capital gains
distributions	552	-	13,392	797
Net unrealized appreciation (depreciation) during the year	1,043	7	(26,636)	155
Net increase (decrease) in net assets from operations	1,519	7	(12,113)	857
Changes from contract transactions:
Total unit transactions	2,098	60	(25,561)	867
Net increase (decrease) in assets derived from
principal transactions	2,098	60	(25,561)	867
Total increase (decrease) in net assets	3,617	67	(37,674)	1,724
Net assets at December 31, 2007	$ 9,758	$ 70	$ 49,032	$ 11,915

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	ING VP
	SmallCap	ING VP	ING VP	ING VP
	Opportunities	Balanced	Intermediate	Intermediate
	Portfolio -	Portfolio -	Bond Portfolio	Bond Portfolio
	Class S	Class I	- Class I	- Class S
Net assets at January 1, 2006	$ -	$ 637,454	$ 405,018	$ -
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	8,254	11,890	-
Total realized gain (loss) on investments and capital gains
distributions	(2)	(9,580)	(383)	-
Net unrealized appreciation (depreciation) during the year	-	52,946	232	-
Net increase (decrease) in net assets from operations	(2)	51,620	11,739	-
Changes from contract transactions:
Total unit transactions	12	(100,710)	(16,611)	12
Net increase (decrease) in assets derived from
principal transactions	12	(100,710)	(16,611)	12
Total increase (decrease) in net assets	10	(49,090)	(4,872)	12
Net assets at December 31, 2006	10	588,364	400,146	12
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	8,816	11,361	9
Total realized gain (loss) on investments and capital gains
distributions	1	15,720	185	2
Net unrealized appreciation (depreciation) during the year	-	253	8,421	(1)
Net increase (decrease) in net assets from operations	1	24,789	19,967	10
Changes from contract transactions:
Total unit transactions	6	(84,719)	1,139	227
Net increase (decrease) in assets derived from
principal transactions	6	(84,719)	1,139	227
Total increase (decrease) in net assets	7	(59,930)	21,106	237
Net assets at December 31, 2007	$ 17	$ 528,434	$ 421,252	$ 249

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

				Janus Aspen
	ING VP Money	ING VP		Series Balanced
	Market	Natural	Janus Adviser	Portfolio -
	Portfolio -	Resources	Balanced Fund	Institutional
	Class I	Trust	- Class S	Shares
Net assets at January 1, 2006	$ 210,711	57,780	$ 1	$ 508
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	3,985	(775)	-	4
Total realized gain (loss) on investments and capital gains
distributions	1,326	13,790	-	25
Net unrealized appreciation (depreciation) during the year	5,988	(2,424)	-	10
Net increase (decrease) in net assets from operations	11,299	10,591	-	39
Changes from contract transactions:
Total unit transactions	140,762	4,610	-	(153)
Net increase (decrease) in assets derived from
principal transactions	140,762	4,610	-	(153)
Total increase (decrease) in net assets	152,061	15,201	-	(114)
Net assets at December 31, 2006	362,772	72,981	1	394
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	12,496	100	-	5
Total realized gain (loss) on investments and capital gains
distributions	2,597	3,577	-	30
Net unrealized appreciation (depreciation) during the year	4,291	(7,706)	-	-
Net increase (decrease) in net assets from operations	19,384	(4,029)	-	35
Changes from contract transactions:
Total unit transactions	138,090	(68,952)	-	(62)
Net increase (decrease) in assets derived from
principal transactions	138,090	(68,952)	-	(62)
Total increase (decrease) in net assets	157,474	(72,981)	-	(27)
Net assets at December 31, 2007	$ 520,246	$ -	$ 1	$ 367

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

				Janus Aspen
		Janus Aspen	Janus Aspen	Series
	Janus Aspen	Series Large	Series Mid Cap	Worldwide
	Series Flexible	Cap Growth	Growth	Growth
	Bond Portfolio	Portfolio -	Portfolio -	Portfolio -
	- Institutional	Institutional	Institutional	Institutional
	Shares	Shares	Shares	Shares
Net assets at January 1, 2006	$ 146	$ 185	$ 489	$ 381
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	4	(1)	(6)	2
Total realized gain (loss) on investments and capital gains
distributions	(5)	7	47	22
Net unrealized appreciation (depreciation) during the year	4	10	13	30
Net increase (decrease) in net assets from operations	3	16	54	54
Changes from contract transactions:
Total unit transactions	(35)	(53)	(77)	(82)
Net increase (decrease) in assets derived from
principal transactions	(35)	(53)	(77)	(82)
Total increase (decrease) in net assets	(32)	(37)	(23)	(28)
Net assets at December 31, 2006	114	148	466	353
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	4	(1)	(5)	(1)
Total realized gain (loss) on investments and capital gains
distributions	(3)	13	79	27
Net unrealized appreciation (depreciation) during the year	5	7	19	4
Net increase (decrease) in net assets from operations	6	19	93	30
Changes from contract transactions:
Total unit transactions	(21)	(17)	(69)	(66)
Net increase (decrease) in assets derived from
principal transactions	(21)	(17)	(69)	(66)
Total increase (decrease) in net assets	(15)	2	24	(36)
Net assets at December 31, 2007	$ 99	$ 150	$ 490	$ 317

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

		Legg Mason
	Lazard Mid	Value Trust,	LKCM	Lord Abbett
	Cap Portfolio -	Inc. - Primary	Aquinas	Affiliated Fund
	Open Shares	Class	Growth Fund	- Class A
Net assets at January 1, 2006	$ -	$ 1,329	$ -	$ 747
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(14)	(1)	2
Total realized gain (loss) on investments and capital gains
distributions	-	30	1	80
Net unrealized appreciation (depreciation) during the year	-	60	17	65
Net increase (decrease) in net assets from operations	-	76	17	147
Changes from contract transactions:
Total unit transactions	-	109	166	350
Net increase (decrease) in assets derived from
principal transactions	-	109	166	350
Total increase (decrease) in net assets	-	185	183	497
Net assets at December 31, 2006	-	1,514	183	1,244
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	17	(2)	(1)
Total realized gain (loss) on investments and capital gains
distributions	18	192	17	65
Net unrealized appreciation (depreciation) during the year	(61)	(210)	8	(52)
Net increase (decrease) in net assets from operations	(42)	(1)	23	12
Changes from contract transactions:
Total unit transactions	368	(1,513)	30	(1,256)
Net increase (decrease) in assets derived from
principal transactions	368	(1,513)	30	(1,256)
Total increase (decrease) in net assets	326	(1,514)	53	(1,244)
Net assets at December 31, 2007	$ 326	$ -	$ 236	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

			Lord Abbett
			Series Fund -	Lord Abbett
	Lord Abbett	Lord Abbett	Growth and	Series Fund -
	Mid-Cap Value	Small-Cap	Income	Mid-Cap Value
	Fund, Inc. -	Value Fund -	Portfolio -	Portfolio -
	Class A	Class A	Class VC	Class VC
Net assets at January 1, 2006	$ 818	$ 980	$ 122,782	$ 147,309
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(5)	(13)	298	(799)
Total realized gain (loss) on investments and capital gains
distributions	120	207	7,692	18,446
Net unrealized appreciation (depreciation) during the year	(13)	9	11,603	(1,948)
Net increase (decrease) in net assets from operations	102	203	19,593	15,699
Changes from contract transactions:
Total unit transactions	161	196	(160)	(6,774)
Net increase (decrease) in assets derived from
principal transactions	161	196	(160)	(6,774)
Total increase (decrease) in net assets	263	399	19,433	8,925
Net assets at December 31, 2006	1,081	1,379	142,215	156,234
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(7)	(14)	(832)	(1,001)
Total realized gain (loss) on investments and capital gains
distributions	221	258	24,333	25,132
Net unrealized appreciation (depreciation) during the year	(229)	(112)	(21,780)	(24,441)
Net increase (decrease) in net assets from operations	(15)	132	1,721	(310)
Changes from contract transactions:
Total unit transactions	191	137	(143,936)	(9,690)
Net increase (decrease) in assets derived from
principal transactions	191	137	(143,936)	(9,690)
Total increase (decrease) in net assets	176	269	(142,215)	(10,000)
Net assets at December 31, 2007	$ 1,257	$ 1,648	$ -	$ 146,234

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

				Neuberger
				Berman
	Massachusetts			Socially
	Investors	MFS® Total	Moderate	Responsive
	Growth Stock	Return Series -	Allocation	Fund® - Trust
	Fund - Class A	Initial Class	Portfolio	Class
Net assets at January 1, 2006	$ 421	$ 82,747	$ -	$ -
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(5)	1,041	-	(1)
Total realized gain (loss) on investments and capital gains
distributions	5	3,933	1	6
Net unrealized appreciation (depreciation) during the year	35	3,101	(1)	30
Net increase (decrease) in net assets from operations	35	8,075	-	35
Changes from contract transactions:
Total unit transactions	140	(9,802)	25	484
Net increase (decrease) in assets derived from
principal transactions	140	(9,802)	25	484
Total increase (decrease) in net assets	175	(1,727)	25	519
Net assets at December 31, 2006	596	81,020	25	519
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(3)	1,616	-	(3)
Total realized gain (loss) on investments and capital gains
distributions	7	10,644	2	85
Net unrealized appreciation (depreciation) during the year	62	(10,212)	-	(43)
Net increase (decrease) in net assets from operations	66	2,048	2	39
Changes from contract transactions:
Total unit transactions	75	(83,068)	(1)	1,427
Net increase (decrease) in assets derived from
principal transactions	75	(83,068)	(1)	1,427
Total increase (decrease) in net assets	141	(81,020)	1	1,466
Net assets at December 31, 2007	$ 737	$ -	$ 26	$ 1,985

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	New	New	Oppenheimer	Oppenheimer
	Perspective	Perspective	Capital	Developing
	Fund®, Inc. -	Fund®, Inc. -	Appreciation	Markets Fund -
	Class R-3	Class R-4	Fund - Class A	Class A
Net assets at January 1, 2006	$ 486	$ 22,033	$ 316	$ 115,468
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	9	172	(4)	286
Total realized gain (loss) on investments and capital gains
distributions	89	3,613	4	23,254
Net unrealized appreciation (depreciation) during the year	47	1,076	23	4,924
Net increase (decrease) in net assets from operations	145	4,861	23	28,464
Changes from contract transactions:
Total unit transactions	573	1,031	75	19,950
Net increase (decrease) in assets derived from
principal transactions	573	1,031	75	19,950
Total increase (decrease) in net assets	718	5,892	98	48,414
Net assets at December 31, 2006	1,204	27,925	414	163,882
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	55	397	(5)	(159)
Total realized gain (loss) on investments and capital gains
distributions	418	3,385	18	39,241
Net unrealized appreciation (depreciation) during the year	96	830	45	15,075
Net increase (decrease) in net assets from operations	569	4,612	58	54,157
Changes from contract transactions:
Total unit transactions	2,265	8,924	125	12,959
Net increase (decrease) in assets derived from
principal transactions	2,265	8,924	125	12,959
Total increase (decrease) in net assets	2,834	13,536	183	67,116
Net assets at December 31, 2007	$ 4,038	$ 41,461	$ 597	$ 230,998

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

		Oppenheimer
	Oppenheimer	Main Street	Oppenheimer	Oppenheimer
	Global Fund -	Fund® - Class	Global	Main Street
	Class A	A	Securities/VA	Fund®/VA
Net assets at January 1, 2006	$ 50	$ 22	$ 711	$ 41
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	(1)	(1)
Total realized gain (loss) on investments and capital gains
distributions	9	7	89	2
Net unrealized appreciation (depreciation) during the year	5	4	24	10
Net increase (decrease) in net assets from operations	14	11	112	11
Changes from contract transactions:
Total unit transactions	66	142	(58)	71
Net increase (decrease) in assets derived from
principal transactions	66	142	(58)	71
Total increase (decrease) in net assets	80	153	54	82
Net assets at December 31, 2006	130	175	765	123
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1)	(1)	2	(1)
Total realized gain (loss) on investments and capital gains
distributions	15	14	101	5
Net unrealized appreciation (depreciation) during the year	(7)	(5)	(60)	-
Net increase (decrease) in net assets from operations	7	8	43	4
Changes from contract transactions:
Total unit transactions	(137)	(183)	(230)	(12)
Net increase (decrease) in assets derived from
principal transactions	(137)	(183)	(230)	(12)
Total increase (decrease) in net assets	(130)	(175)	(187)	(8)
Net assets at December 31, 2007	$ -	$ -	$ 578	$ 115

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	Oppenheimer
	Main Street	Oppenheimer	Oppenheimer
	Small Cap	Mid Cap	Strategic Bond	Pax World
	Fund®/VA	Fund/VA	Fund/VA	Balanced Fund
Net assets at January 1, 2006	$ 1,052	$ 3	$ 154	$ 54,353
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(35)	-	5	390
Total realized gain (loss) on investments and capital gains
distributions	142	-	3	5,652
Net unrealized appreciation (depreciation) during the year	170	-	1	(109)
Net increase (decrease) in net assets from operations	277	-	9	5,933
Changes from contract transactions:
Total unit transactions	3,393	(2)	(35)	(10,189)
Net increase (decrease) in assets derived from
principal transactions	3,393	(2)	(35)	(10,189)
Total increase (decrease) in net assets	3,670	(2)	(26)	(4,256)
Net assets at December 31, 2006	4,722	1	128	50,097
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(54)	-	4	411
Total realized gain (loss) on investments and capital gains
distributions	242	-	4	3,027
Net unrealized appreciation (depreciation) during the year	(481)	(1)	3	830
Net increase (decrease) in net assets from operations	(293)	(1)	11	4,268
Changes from contract transactions:
Total unit transactions	2,542	31	(14)	5,093
Net increase (decrease) in assets derived from
principal transactions	2,542	31	(14)	5,093
Total increase (decrease) in net assets	2,249	30	(3)	9,361
Net assets at December 31, 2007	$ 6,971	$ 31	$ 125	$ 59,458

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	PIMCO Real			Pioneer
	Return			Emerging
	Portfolio -		Pioneer High	Markets VCT
	Administrative	Pioneer Fund -	Yield Fund -	Portfolio -
	Class	Class A	Class A	Class I
Net assets at January 1, 2006	$ 22,843	$ 25	$ 742	$ -
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	807	-	53	-
Total realized gain (loss) on investments and capital gains
distributions	291	4	70	-
Net unrealized appreciation (depreciation) during the year	(1,136)	1	1	-
Net increase (decrease) in net assets from operations	(38)	5	124	-
Changes from contract transactions:
Total unit transactions	2,631	16	1,014	-
Net increase (decrease) in assets derived from
principal transactions	2,631	16	1,014	-
Total increase (decrease) in net assets	2,593	21	1,138	-
Net assets at December 31, 2006	25,436	46	1,880	-
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1,034	-	110	(77)
Total realized gain (loss) on investments and capital gains
distributions	(532)	3	165	127
Net unrealized appreciation (depreciation) during the year	2,140	(2)	(148)	1,639
Net increase (decrease) in net assets from operations	2,642	1	127	1,689
Changes from contract transactions:
Total unit transactions	5,949	(47)	1,387	27,385
Net increase (decrease) in assets derived from
principal transactions	5,949	(47)	1,387	27,385
Total increase (decrease) in net assets	8,591	(46)	1,514	29,074
Net assets at December 31, 2007	$ 34,027	$ -	$ 3,394	$ 29,074

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	Pioneer Equity		Pioneer High	Pioneer Mid
	Income VCT	Pioneer Fund	Yield VCT	Cap Value VCT
	Portfolio -	VCT Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I
Net assets at January 1, 2006	$ 69,926	$ 4,548	$ 6,949	$ 77,468
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1,544	37	443	2
Total realized gain (loss) on investments and capital gains
distributions	3,202	165	30	20,511
Net unrealized appreciation (depreciation) during the year	12,848	802	280	(11,870)
Net increase (decrease) in net assets from operations	17,594	1,004	753	8,643
Changes from contract transactions:
Total unit transactions	31,787	4,161	4,595	(4,805)
Net increase (decrease) in assets derived from
principal transactions	31,787	4,161	4,595	(4,805)
Total increase (decrease) in net assets	49,381	5,165	5,348	3,838
Net assets at December 31, 2006	119,307	9,713	12,297	81,306
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	912	14	691	176
Total realized gain (loss) on investments and capital gains
distributions	17,990	1,569	(25)	(234)
Net unrealized appreciation (depreciation) during the year	(17,177)	(1,170)	(53)	5,905
Net increase (decrease) in net assets from operations	1,725	413	613	5,847
Changes from contract transactions:
Total unit transactions	(119,843)	(10,126)	6,409	(86,640)
Net increase (decrease) in assets derived from
principal transactions	(119,843)	(10,126)	6,409	(86,640)
Total increase (decrease) in net assets	(118,118)	(9,713)	7,022	(80,793)
Net assets at December 31, 2007	$ 1,189	$ -	$ 19,319	$ 513

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	Premier VIT	T. Rowe Price	T. Rowe Price	Templeton
	OpCap Mid	Mid-Cap Value	Value Fund -	Foreign Fund -
	Cap Portfolio	Fund - R Class	Advisor Class	Class A
Net assets at January 1, 2006	$ -	$ 775	$ -	$ 637
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(2)	-	10
Total realized gain (loss) on investments and capital gains
distributions	-	102	1	77
Net unrealized appreciation (depreciation) during the year	-	50	2	44
Net increase (decrease) in net assets from operations	-	150	3	131
Changes from contract transactions:
Total unit transactions	-	85	27	108
Net increase (decrease) in assets derived from
principal transactions	-	85	27	108
Total increase (decrease) in net assets	-	235	30	239
Net assets at December 31, 2006	-	1,010	30	876
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1)	10	1	10
Total realized gain (loss) on investments and capital gains
distributions	(3)	137	2	316
Net unrealized appreciation (depreciation) during the year	(5)	(155)	(4)	(160)
Net increase (decrease) in net assets from operations	(9)	(8)	(1)	166
Changes from contract transactions:
Total unit transactions	402	(11)	32	368
Net increase (decrease) in assets derived from
principal transactions	402	(11)	32	368
Total increase (decrease) in net assets	393	(19)	31	534
Net assets at December 31, 2007	$ 393	$ 991	$ 61	$ 1,410

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

			The Growth	The Growth
	Templeton	Templeton	Fund of	Fund of
	Growth Fund,	Global Bond	America® -	America® -
	Inc. - Class A	Fund - Class A	Class R-3	Class R-4
Net assets at January 1, 2006	$ 371	$ 15,341	$ 3,894	$ 145,130
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	6	1,080	1	(97)
Total realized gain (loss) on investments and capital gains
distributions	48	7	272	12,415
Net unrealized appreciation (depreciation) during the year	53	1,476	277	5,132
Net increase (decrease) in net assets from operations	107	2,563	550	17,450
Changes from contract transactions:
Total unit transactions	215	15,150	3,369	34,004
Net increase (decrease) in assets derived from
principal transactions	215	15,150	3,369	34,004
Total increase (decrease) in net assets	322	17,713	3,919	51,454
Net assets at December 31, 2006	693	33,054	7,813	196,584
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(6)	3,435	17	178
Total realized gain (loss) on investments and capital gains
distributions	60	123	884	17,791
Net unrealized appreciation (depreciation) during the year	(56)	1,205	(45)	2,330
Net increase (decrease) in net assets from operations	(2)	4,763	856	20,299
Changes from contract transactions:
Total unit transactions	(691)	34,847	3,773	31,895
Net increase (decrease) in assets derived from
principal transactions	(691)	34,847	3,773	31,895
Total increase (decrease) in net assets	(693)	39,610	4,629	52,194
Net assets at December 31, 2007	$ -	$ 72,664	$ 12,442	$ 248,778

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	The Income
	Fund of	UBS U.S. Small
	America® -	Cap Growth	Diversified	Equity Income
	Class R-3	Fund - Class A	Value Portfolio	Portfolio
Net assets at January 1, 2006	$ 295	$ 73	$ 63	$ 240
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	16	(2)	-	3
Total realized gain (loss) on investments and capital gains
distributions	32	12	1	15
Net unrealized appreciation (depreciation) during the year	68	2	11	19
Net increase (decrease) in net assets from operations	116	12	12	37
Changes from contract transactions:
Total unit transactions	621	180	25	(42)
Net increase (decrease) in assets derived from
principal transactions	621	180	25	(42)
Total increase (decrease) in net assets	737	192	37	(5)
Net assets at December 31, 2006	1,032	265	100	235
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	34	(2)	1	3
Total realized gain (loss) on investments and capital gains
distributions	96	22	4	19
Net unrealized appreciation (depreciation) during the year	(114)	(9)	(2)	(15)
Net increase (decrease) in net assets from operations	16	11	3	7
Changes from contract transactions:
Total unit transactions	612	(276)	11	62
Net increase (decrease) in assets derived from
principal transactions	612	(276)	11	62
Total increase (decrease) in net assets	628	(265)	14	69
Net assets at December 31, 2007	$ 1,660	$ -	$ 114	$ 304

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	Small Company	Wanger		Wanger U.S.
	Growth	International		Smaller
	Portfolio	Small Cap	Wanger Select	Companies
Net assets at January 1, 2006	$ -	$ -	$ 6,985	$ 9,257
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	(114)	(121)
Total realized gain (loss) on investments and capital gains
distributions	-	-	406	761
Net unrealized appreciation (depreciation) during the year	-	-	2,627	209
Net increase (decrease) in net assets from operations	-	-	2,919	849
Changes from contract transactions:
Total unit transactions	18	-	16,148	7,005
Net increase (decrease) in assets derived from
principal transactions	18	-	16,148	7,005
Total increase (decrease) in net assets	18	-	19,067	7,854
Net assets at December 31, 2006	18	-	26,052	17,111
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1)	(24)	(497)	(197)
Total realized gain (loss) on investments and capital gains
distributions	2	39	1,366	1,351
Net unrealized appreciation (depreciation) during the year	(3)	(156)	735	(498)
Net increase (decrease) in net assets from operations	(2)	(141)	1,604	656
Changes from contract transactions:
Total unit transactions	70	9,764	39,236	3,759
Net increase (decrease) in assets derived from
principal transactions	70	9,764	39,236	3,759
Total increase (decrease) in net assets	68	9,623	40,840	4,415
Net assets at December 31, 2007	$ 86	$ 9,623	$ 66,892	$ 21,526

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2007 and 2006
(Dollars in thousands)

	Washington	Washington	Wells Fargo
	Mutual	Mutual	Advantage
	Investors	Investors	Small Cap
	FundSM, Inc. -	FundSM, Inc. -	Value Fund -
	Class R-3	Class R-4	Class A
Net assets at January 1, 2006	$ 2,177	$ 66,271	$ -
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	27	689	-
Total realized gain (loss) on investments and capital gains
distributions	105	2,651	2
Net unrealized appreciation (depreciation) during the year	334	8,652	(1)
Net increase (decrease) in net assets from operations	466	11,992	1
Changes from contract transactions:
Total unit transactions	1,215	9,893	20
Net increase (decrease) in assets derived from
principal transactions	1,215	9,893	20
Total increase (decrease) in net assets	1,681	21,885	21
Net assets at December 31, 2006	3,858	88,156	21
Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	44	811	-
Total realized gain (loss) on investments and capital gains
distributions	390	7,508	7
Net unrealized appreciation (depreciation) during the year	(338)	(5,611)	(5)
Net increase (decrease) in net assets from operations	96	2,708	2
Changes from contract transactions:
Total unit transactions	1,250	384	24
Net increase (decrease) in assets derived from
principal transactions	1,250	384	24
Total increase (decrease) in net assets	1,346	3,092	26
Net assets at December 31, 2007	$ 5,204	$ 91,248	$ 47

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

   1. Organization

Variable Annuity Account C of ING Life Insurance and Annuity Company (the
“Account”) was established by ING Life Insurance and Annuity Company (“ILIAC” or
the “Company”) to support the operations of variable annuity contracts (“Contracts”).
The Company is an indirect wholly owned subsidiary of ING America Insurance
Holdings, Inc. (“ING AIH”), an insurance holding company domiciled in the State of
Delaware. ING AIH is an indirect wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

The Account is registered as a unit investment trust with the Securities and Exchange
Commission under the Investment Company Act of 1940, as amended. ILIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the contractowners. The portion of the
Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ILIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ILIAC. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ILIAC.

At December 31, 2007, the Account had 234 investment divisions (the “Divisions”), 77 of which invest in independently managed mutual funds and 157 of which invest in mutual funds managed by affiliates, either ING Investments, LLC (“IIL”) or Directed
Services LLC (“DSL”), formerly Directed Services, Inc. The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (the
“Trusts”). Investment Divisions with asset balances at December 31, 2007 and related
Trusts are as follows:

AIM Growth Series:
      AIM Mid Cap Core Equity Fund - Class A
      AIM Small Cap Growth Fund - Class A
AIM Investment Funds:
      AIM Global Health Care Fund - Investor Class
AIM Variable Insurance Funds:
      AIM V.I. Capital Appreciation Fund - Series I Shares
      AIM V.I. Core Equity Fund - Series I Shares
AllianceBernstein Growth and Income Fund, Inc.:
      AllianceBernstein Growth and Income Fund, Inc. -
            Class A
AllianceBernstein Variable Products Series Fund, Inc.:
      AllianceBernstein Growth and Income Portfolio -
            Class A
Allianz Funds:
      Allianz NFJ Small-Cap Value - Class A
American Balanced Fund®, Inc.:
      American Balanced Fund® - Class R-3
American Century Quantitative Equity Funds, Inc.:
      American Century Income & Growth Fund - A Class

Ariel Investment Trust:
      Ariel Appreciation Fund
      Ariel Fund
Calvert Variable Series, Inc.:
      Calvert Social Balanced Portfolio
Capital One Funds:
      Capital One Mid Cap Equity Fund - Class A
DWS Institutional Funds:
      DWS Equity 500 Index Fund - Class S
EuroPacific Growth Fund®:
      EuroPacific Growth Fund® - Class R-3
      EuroPacific Growth Fund® - Class R-4
Evergreen Equity Trust:
      Evergreen Equity Income Fund - Class I**
      Evergreen Special Values Fund - Class A
Fidelity® Variable Insurance Products:
      Fidelity® VIP Equity-Income Portfolio - Initial Class
      Fidelity® VIP Growth Portfolio - Initial Class
      Fidelity® VIP High Income Portfolio - Initial Class
      Fidelity® VIP Overseas Portfolio - Initial Class

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fidelity® Variable Insurance Products II:
     Fidelity® VIP Contrafund® Portfolio - Initial Class
     Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® Variable Insurance Products III:
     Fidelity® VIP Mid Cap Portfolio - Initial Class*
Fidelity® Variable Insurance Products V:
     Fidelity® VIP Asset ManagerSM Portfolio - Initial
          Class
Franklin Mutual Series Fund, Inc.:
     Mutual Discovery Fund - Class R
Franklin Strategic Series:
     Franklin Small-Mid Cap Growth Fund - Class A
Franklin Templeton Variable Insurance Products Trust:
     Franklin Small Cap Value Securities Fund - Class 2
ING Equity Trust:
     ING Financial Services Fund - Class A
     ING Real Estate Fund - Class A
ING Funds Trust:
     ING GNMA Income Fund - Class A
     ING Intermediate Bond Fund - Class A
ING Investors Trust:
     ING AllianceBernstein Mid Cap Growth Portfolio -
          Service Class
     ING BlackRock Large Cap Growth Portfolio -
          Institutional Class**
     ING BlackRock Large Cap Growth Portfolio - Service
          Class*
     ING BlackRock Large Cap Growth Portfolio - Service
          2 Class**
     ING Evergreen Health Sciences Portfolio - Service
          Class
     ING Evergreen Omega Portfolio - Service Class*
     ING FMRSM Diversified Mid Cap Portfolio - Service
          Class
     ING FMRSM Large Cap Growth Portfolio -
          Institutional Class*
     ING FMRSM Large Cap Growth Portfolio - Service
          Class*
     ING Global Resources Portfolio - Institutional Class*
     ING Global Resources Portfolio - Service Class*
     ING Janus Contrarian Portfolio - Service Class**
     ING JPMorgan Emerging Markets Equity Portfolio -
          Adviser Class*
     ING JPMorgan Emerging Markets Equity Portfolio -
          Institutional Class
     ING JPMorgan Emerging Markets Equity Portfolio -
          Service Class
     ING JPMorgan Small Cap Core Equity Portfolio -
          Service Class
     ING JPMorgan Value Opportunities Portfolio -
          Institutional Class*
     ING JPMorgan Value Opportunities Portfolio -
          Service Class*
     ING Julius Baer Foreign Portfolio - Service Class
     ING Legg Mason Value Portfolio - Service Class
     ING Lord Abbett Affiliated Portfolio - Institutional
          Class*

ING Investors Trust (continued):
     ING Lord Abbett Affiliated Portfolio - Service Class*
     ING Marsico Growth Portfolio - Service Class
     ING Marsico International Opportunities Portfolio -
          Adviser Class**
     ING Marsico International Opportunities Portfolio -
          Service Class
     ING MFS Total Return Portfolio - Adviser Class*
     ING MFS Total Return Portfolio - Institutional Class*
     ING MFS Total Return Portfolio - Service Class
     ING MFS Utilities Portfolio - Service Class
     ING Oppenheimer Main Street Portfolio® - Service
          Class
     ING PIMCO High Yield Portfolio - Institutional
          Class*
     ING PIMCO High Yield Portfolio - Service Class
     ING Pioneer Equity Income Portfolio - Institutional
          Class**
     ING Pioneer Fund Portfolio - Institutional Class*
     ING Pioneer Fund Portfolio - Service Class*
     ING Pioneer Mid Cap Value Portfolio - Institutional
          Class*
     ING Pioneer Mid Cap Value Portfolio - Service
          Class*
     ING Stock Index Portfolio - Institutional Class
     ING T. Rowe Price Capital Appreciation Portfolio -
          Service Class
     ING T. Rowe Price Equity Income Portfolio - Adviser
          Class*
     ING T. Rowe Price Equity Income Portfolio - Service
          Class*
     ING Templeton Global Growth Portfolio -
          Institutional Class*
     ING Templeton Global Growth Portfolio - Service
          Class*
     ING Van Kampen Capital Growth Portfolio - Service
          Class*
     ING Van Kampen Growth and Income Portfolio -
          Service Class
     ING Van Kampen Real Estate Portfolio - Institutional
          Class*
     ING Van Kampen Real Estate Portfolio - Service
          Class*
     ING VP Index Plus International Equity Portfolio -
          Institutional Class**
     ING VP Index Plus International Equity Portfolio -
          Service Class*
     ING Wells Fargo Disciplined Value Portfolio -
          Adviser Class**
     ING Wells Fargo Disciplined Value Portfolio -
          Service Class*
     ING Wells Fargo Small Cap Disciplined Portfolio -
          Service Class*
     ING Mutual Funds:
     ING International Growth Opportunities Fund -
          Class Q
     ING International SmallCap Fund - Class A

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

ING Partners, Inc.:
     ING American Century Large Company Value
          Portfolio - Adviser Class*
     ING American Century Large Company Value
          Portfolio - Service Class
     ING American Century Small-Mid Cap Value
          Portfolio - Adviser Class*
     ING American Century Small-Mid Cap Value
          Portfolio - Service Class
     ING Baron Asset Portfolio - Service Class*
     ING Baron Small Cap Growth Portfolio - Adviser
          Class*
     ING Baron Small Cap Growth Portfolio - Service
          Class
     ING Columbia Small Cap Value II Portfolio - Service
          Class*
     ING Davis New York Venture Portfolio - Service
          Class
     ING Fidelity® VIP Mid Cap Portfolio - Service
          Class*
     ING JPMorgan International Portfolio - Adviser
          Class*
     ING JPMorgan International Portfolio - Initial Class
     ING JPMorgan International Portfolio - Service Class
     ING JPMorgan Mid Cap Value Portfolio - Adviser
          Class*
     ING JPMorgan Mid Cap Value Portfolio - Service
          Class
     ING Legg Mason Partners Aggressive Growth
          Portfolio - Adviser Class*
     ING Legg Mason Partners Aggressive Growth
          Portfolio - Initial Class
     ING Legg Mason Partners Aggressive Growth
          Portfolio - Service Class
     ING Legg Mason Partners Large Cap Growth
          Portfolio - Adviser Class*
     ING Legg Mason Partners Large Cap Growth
          Portfolio - Initial Class
     ING Neuberger Berman Partners Portfolio - Service
          Class*
     ING Neuberger Berman Regency Portfolio - Service
          Class*
     ING OpCap Balanced Value Portfolio - Service Class
     ING Oppenheimer Global Portfolio - Adviser Class*
     ING Oppenheimer Global Portfolio - Initial Class
     ING Oppenheimer Global Portfolio - Service Class
     ING Oppenheimer Strategic Income Portfolio -
          Adviser Class*
     ING Oppenheimer Strategic Income Portfolio - Initial
          Class
     ING PIMCO Total Return Portfolio - Adviser Class*
     ING PIMCO Total Return Portfolio - Service Class
     ING Pioneer High Yield Portfolio - Initial Class*
     ING Pioneer High Yield Portfolio - Service Class*
     ING Solution 2015 Portfolio - Adviser Class
     ING Solution 2015 Portfolio - Service Class
     ING Solution 2025 Portfolio - Adviser Class

ING Partners, Inc. (continued):
     ING Solution 2025 Portfolio - Service Class
     ING Solution 2035 Portfolio - Adviser Class
     ING Solution 2035 Portfolio - Service Class
     ING Solution 2045 Portfolio - Adviser Class
     ING Solution 2045 Portfolio - Service Class
     ING Solution Income Portfolio - Adviser Class
     ING Solution Income Portfolio - Service Class
     ING T. Rowe Price Diversified Mid Cap Growth
          Portfolio - Adviser Class*
     ING T. Rowe Price Diversified Mid Cap Growth
          Portfolio - Initial Class
     ING T. Rowe Price Diversified Mid Cap Growth
          Portfolio - Service Class
     ING T. Rowe Price Growth Equity Portfolio -
          Adviser Class*
     ING T. Rowe Price Growth Equity Portfolio - Initial
          Class
     ING T. Rowe Price Growth Equity Portfolio - Service
          Class
     ING Templeton Foreign Equity Portfolio - Service
          Class*
     ING Thornburg Value Portfolio - Adviser Class*
     ING Thornburg Value Portfolio - Initial Class
     ING UBS U.S. Large Cap Equity Portfolio - Adviser
          Class**
     ING UBS U.S. Large Cap Equity Portfolio - Initial
          Class
     ING UBS U.S. Large Cap Equity Portfolio - Service
          Class*
     ING UBS U.S. Small Cap Growth Portfolio - Service
          Class*
     ING Van Kampen Comstock Portfolio - Adviser
          Class*
     ING Van Kampen Comstock Portfolio - Service Class
     ING Van Kampen Equity and Income Portfolio -
          Adviser Class*
     ING Van Kampen Equity and Income Portfolio -
          Initial Class
     ING Van Kampen Equity and Income Portfolio -
          Service Class
ING Strategic Allocation Portfolios, Inc.:
     ING VP Strategic Allocation Conservative Portfolio -
          Class I
     ING VP Strategic Allocation Growth Portfolio -
          Class I
     ING VP Strategic Allocation Moderate Portfolio -
          Class I
ING Variable Funds:
     ING VP Growth and Income Portfolio - Class A**
     ING VP Growth and Income Portfolio - Class I
     ING VP Growth and Income Portfolio - Class S**
ING Variable Insurance Trust:
     ING GET U.S. Core Portfolio - Series 1
     ING GET U.S. Core Portfolio - Series 2
     ING GET U.S. Core Portfolio - Series 3
     ING GET U.S. Core Portfolio - Series 5

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

ING Variable Insurance Trust (continued):
      ING GET U.S. Core Portfolio - Series 6
      ING GET U.S. Core Portfolio - Series 7
      ING GET U.S. Core Portfolio - Series 8
      ING GET U.S. Core Portfolio - Series 9
      ING GET U.S. Core Portfolio - Series 10
      ING GET U.S. Core Portfolio - Series 11
ING Variable Portfolios, Inc.:
      ING VP Global Science and Technology Portfolio -
            Class I
      ING VP Growth Portfolio - Class I
      ING VP Index Plus LargeCap Portfolio - Class I
      ING VP Index Plus LargeCap Portfolio - Class S*
      ING VP Index Plus MidCap Portfolio - Class I
      ING VP Index Plus MidCap Portfolio - Class S*
      ING VP Index Plus SmallCap Portfolio - Class I
      ING VP Index Plus SmallCap Portfolio - Class S*
      ING VP Small Company Portfolio - Class I
      ING VP Small Company Portfolio - Class S*
      ING VP Value Opportunity Portfolio - Class I
ING Variable Products Trust:
      ING VP Financial Services Portfolio - Class I
      ING VP International Value Portfolio - Class I
      ING VP International Value Portfolio - Class S*
      ING VP MidCap Opportunities Portfolio - Class I
      ING VP MidCap Opportunities Portfolio - Class S*
      ING VP Real Estate Portfolio - Class I
      ING VP SmallCap Opportunities Portfolio - Class I
      ING VP SmallCap Opportunities Portfolio - Class S*
ING VP Balanced Portfolio, Inc.:
      ING VP Balanced Portfolio - Class I
ING VP Intermediate Bond Portfolio:
      ING VP Intermediate Bond Portfolio - Class I
      ING VP Intermediate Bond Portfolio - Class S*
ING VP Money Market Portfolio:
      ING VP Money Market Portfolio - Class I
Janus Adviser Series:
      Janus Adviser Balanced Fund - Class S
Janus Aspen Series:
      Janus Aspen Series Balanced Portfolio - Institutional
            Shares
      Janus Aspen Series Flexible Bond Portfolio -
            Institutional Shares
      Janus Aspen Series Large Cap Growth Portfolio -
            Institutional Shares
      Janus Aspen Series Mid Cap Growth Portfolio -
            Institutional Shares
      Janus Aspen Series Worldwide Growth Portfolio -
            Institutional Shares
Lazard Funds, Inc.:
      Lazard Mid Cap Portfolio - Open Shares**
LKCM Funds:
      LKCM Aquinas Growth Fund*
Lord Abbett Mid Cap Value Fund, Inc.:
      Lord Abbett Mid-Cap Value Fund, Inc. - Class A
Lord Abbett Research Fund, Inc.:
      Lord Abbett Small-Cap Value Fund - Class A

Lord Abbett Series Fund, Inc.:
      Lord Abbett Series Fund - Mid-Cap Value Portfolio -
            Class VC
Massachusetts Investors Growth Stock Fund:
      Massachusetts Investors Growth Stock Fund -
            Class A
Moderate Allocation Portfolio:
      Moderate Allocation Portfolio
Neuberger Berman Equity Funds®:
      Neuberger Berman Socially Responsive Fund® -
            Trust Class*
New Perspective Fund®, Inc.:
      New Perspective Fund®, Inc. - Class R-3
      New Perspective Fund®, Inc. - Class R-4
Oppenheimer Capital Appreciation Fund:
      Oppenheimer Capital Appreciation Fund - Class A
Oppenheimer Developing Markets Fund:
      Oppenheimer Developing Markets Fund - Class A
Oppenheimer Variable Account Funds:
      Oppenheimer Global Securities/VA
      Oppenheimer Main Street Fund®/VA
      Oppenheimer Main Street Small Cap Fund®/VA
      Oppenheimer Mid Cap Fund/VA
      Oppenheimer Strategic Bond Fund/VA
Pax World Fund Series Trust I:
      Pax World Balanced Fund
PIMCO Variable Insurance Trust:
      PIMCO Real Return Portfolio - Administrative Class
Pioneer High Yield Fund:
      Pioneer High Yield Fund - Class A
Pioneer Variable Contracts Trust:
      Pioneer Emerging Markets VCT Portfolio - Class I**
      Pioneer Equity Income VCT Portfolio - Class I
      Pioneer High Yield VCT Portfolio - Class I
      Pioneer Mid Cap Value VCT Portfolio - Class I
Premier VIT:
      Premier VIT OpCap Mid Cap Portfolio**
T. Rowe Price Mid-Cap Value Fund, Inc.:
      T. Rowe Price Mid-Cap Value Fund - R Class
T. Rowe Price Value Fund, Inc.:
      T. Rowe Price Value Fund - Advisor Class*
Templeton Funds, Inc.:
      Templeton Foreign Fund - Class A
Templeton Income Trust:
      Templeton Global Bond Fund - Class A
The Growth Fund of America®, Inc.:
      The Growth Fund of America® - Class R-3
      The Growth Fund of America® - Class R-4
The Income Fund of America®, Inc.:
      The Income Fund of America® - Class R-3
Vanguard® Variable Insurance Fund:
      Diversified Value Portfolio
      Equity Income Portfolio
      Small Company Growth Portfolio
Wanger Advisors Trust:
      Wanger International Small Cap**
      Wanger Select Wanger U.S. Smaller Companies

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Washington Mutual Investors FundSM, Inc.: Washington Mutual Investors FundSM, Inc. - Class R-3 Washington Mutual Investors FundSM, Inc. - Class R-4	Wells Fargo Funds Trust: Wells Fargo Advantage Small Cap Value Fund - Class A*
* Division added in 2006 ** Division added in 2007

The names of certain Divisions were changed during 2007. The following is a summary of current and former names for those Divisions:

Current Name	Former Name
American Century Quantitative Equity Funds, Inc.:
   American Century Income & Growth Fund - A Class
ING Investors Trust:
   ING Van Kampen Capital Growth Portfolio - Service
          Class
   ING Wells Fargo Disciplined Value Portfolio - Service
          Class
ING Mutual Funds:
   ING International Growth Opportunities Fund - Class Q
ING Partners, Inc.:
   ING Davis New York Venture Portfolio - Service Class
ING Series Fund, Inc.:
   ING Money Market Fund - Class A
Pax World Funds Series Trust I:
   Pax World Balanced Fund
Oppenheimer Variable Account Funds:
Oppenheimer Mid Cap Fund/VA	American Century Quantitative Equity Funds, Inc.:
   American Century Income & Growth Fund - Advisor Class
ING Investors Trust:
   ING Van Kampen Equity Growth Portfolio - Service Class
   ING Wells Fargo Mid Cap Disciplined Portfolio - Service
         Class
ING Mutual Funds:
   ING International Fund - Class Q
ING Partners, Inc.:
   ING Davis Venture Value Portfolio - Service Class
ING Series Fund, Inc.:
   ING Aeltus Money Market Fund - Class A
Pax World Balanced Fund, Inc.:
   Pax World Balanced Fund, Inc.
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth/VA

During 2007, the following Divisions were closed to contractowners:

Baron Investment Funds Trust:
     Baron Asset Fund
     Baron Growth Fund
Fidelity® Advisor Series I:
     Fidelity® Advisor Mid Cap Fund - Class T
ING GET Fund:
     ING GET Fund - Series Q
     ING GET Fund - Series S
ING Investors Trust:
     ING Legg Mason Partners All Cap Portfolio - Service
          Class
ING Partners, Inc.:
     ING American Century Select Portfolio - Initial Class
     ING American Century Select Portfolio - Service Class
     ING Fundamental Research Portfolio - Adviser Class
     ING Fundamental Research Portfolio - Service Class
     ING Goldman Sachs® Capital Growth Portfolio -
          Service Class
     ING Goldman Sachs® Structured Equity Portfolio -
          Adviser Class
ING Variable Portfolios, Inc.:
     ING VP International Equity Portfolio - Class I
ING VP International Equity Portfolio - Class S	ING VP Natural Resources Trust:
     ING VP Natural Resources Trust
Legg Mason Value Trust, Inc.:
     Legg Mason Value Trust, Inc. - Primary Class
Lord Abbett Affiliated Fund, Inc.:
     Lord Abbett Affiliated Fund - Class A
Lord Abbett Series Fund, Inc.:
     Lord Abbett Series Fund - Growth and Income
          Portfolio - Class VC
MFS® Variable Insurance TrustSM:
     MFS® Total Return Series - Initial Class
Oppenheimer Global Fund:
     Oppenheimer Global Fund - Class A
Oppenheimer Main Street Funds®, Inc.:
     Oppenheimer Main Street Fund® - Class A
Pioneer Fund:
     Pioneer Fund - Class A
Pioneer Variable Contracts Trust:
     Pioneer Fund VCT Portfolio - Class I
Templeton Growth Fund, Inc.:
     Templeton Growth Fund, Inc. - Class A
UBS Funds:
UBS U.S. Small Cap Growth Fund - Class A

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

The following Divisions were offered during 2007, but had no investments as of
December 31, 2007:

AIM Equity Funds:
      AIM Charter Fund - Class A
      AIM Constellation Fund - Class A
AIM Investment Securities Funds:
      AIM Income Fund - Class A
AIM Stock Funds:
      AIM Dynamics Fund - Investor Class
Alger Funds:
      Alger SmallCap Growth Fund - Class A
Allianz Funds:
      Allianz NFJ Dividend Value Fund - Class A
      Allianz NFJ Small-Cap Value Fund - Institutional
            Class
American Balanced Fund®, Inc.:
      American Balanced Fund® - Class R-4
American Century Mutual Funds:
      American Century Ultra® Fund - A Class
Artisan Funds, Inc.:
      Artisan International Fund - Investor Shares
      Artisan International Value Fund - Investor Shares
BlackRock Large Cap Series Funds, Inc.:
      BlackRock Large Cap Value Fund - Class A
Calvert World Values Fund, Inc.:
      Calvert Capital Accumulation Fund - Class A
Capital World Growth & Income Fund®, Inc.:
      Capital World Growth and Income FundSM - Class R-4
      Capital World Growth and Income FundSM - Class R-5
Citizens Funds®:
      Citizens Core Growth Fund - Administrative Shares
      Citizens Emerging Growth Fund - Administrative
            Shares
      Citizens Global Equity Fund - Administrative Shares
Columbia Acorn Trust:
      ColumbiaSM Acorn USA® Fund - Class A
Davis New York Venture Fund, Inc.:
      Davis New York Venture Fund - Class R
Fidelity® Advisor Series I:
      Fidelity® Advisor Balanced Fund - Class T
      Fidelity® Advisor Equity Growth Fund - Class T
      Fidelity® Advisor Equity Income Fund - Class T
      Fidelity® Advisor Growth Opportunities Fund -
            Class T
Fidelity® Variable Insurance Products:
      Fidelity® VIP Equity-Income Portfolio - Service
            Class 2
      Fidelity® VIP Growth Portfolio - Service Class 2
Fidelity® Variable Insurance Products II:
      Fidelity® VIP Contrafund Portfolio - Service Class 2
Fidelity® Variable Insurance Products III:
      Fidelity® VIP Mid Cap Portfolio - Initial Class
Franklin Value Investors Trust:
      Franklin Balance Sheet Investment Fund - Class A

Goldman Sachs Trust:
      Goldman Sachs Capital Growth Fund - Class A
      Goldman Sachs International Equity Fund - Class A
ING Equity Trust:
      ING LargeCap Growth Fund - Class A
      ING SmallCap Opportunities Fund - Class A
ING Investors Trust:
      ING AllianceBernstein Mid Cap Growth Portfolio -
            Adviser Class
      ING Evergreen Omega Portfolio - Institutional Class
      ING FMRSM Diversified Mid Cap Portfolio - Adviser
            Class
      ING FMRSM Equity Income Portfolio - Institutional
            Class
      ING FMRSM Equity Income Portfolio - Service Class
      ING Julius Baer Foreign Portfolio - Institutional Class
      ING Legg Mason Value Portfolio - Institutional Class
      ING Pioneer Equity Income Portfolio - Service Class
ING Mayflower Trust:
      ING International Value Fund - Class A
ING Mutual Funds:
      ING Global Value Choice Fund - Class A
ING Partners, Inc.:
      ING Columbia Small Cap Value II Portfolio - Adviser
            Class
      ING Davis New York Venture Portfolio - Adviser
            Class
      ING Legg Mason Partners Large Cap Growth
            Portfolio - Service Class
      ING OpCap Balanced Value Portfolio - Adviser Class
      ING Thornburg Value Portfolio - Service Class
ING Series Fund, Inc.:
      ING Balanced Fund - Class A
      ING Global Science and Technology Fund - Class A
      ING Growth and Income Fund - Class A
      ING Index Plus LargeCap Fund - Class A
      ING Index Plus MidCap Fund - Class A
      ING Index Plus SmallCap Fund - Class A
      ING Money Market Fund - Class A
      ING Small Company Fund - Class A
      ING Strategic Allocation Conservative Fund -
            Class A
      ING Strategic Allocation Growth Fund - Class A
      ING Strategic Allocation Moderate Fund - Class A
ING Variable Portfolios, Inc.:
      ING VP Global Science and Technology Portfolio -
            Class S
      ING VP Growth Portfolio - Class S
      ING VP Value Opportunity Portfolio - Class S

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Janus Adviser Series:
      Janus Adviser Series Flexible Bond Fund - Class S
      Janus Adviser Series Forty Fund - Class S
      Janus Adviser Series Large Cap Growth Fund -
            Class S
      Janus Adviser Series Mid Cap Growth Fund - Class S
      Janus Adviser Series Worldwide Fund - Class S
Keeley Small Cap Value Fund, Inc.:
      Keeley Small Cap Value Fund
Lazard Funds, Inc.:
      Lazard Emerging Markets Portfolio - Open Shares
      Lazard International Equity Portfolio - Open Shares
      Lazard Small Cap Portfolio - Open Shares
Legg Mason Special Investment Trust, Inc.:
      Legg Mason Special Investment Trust, Inc. - Primary
            Class
MFS® Series Trust II:
      MFS® Emerging Growth Fund - Class A
MFS® Series Trust V:
      MFS® Research Fund - Class A
      MFS® Total Return Fund - Class A
MFS® Series Trust VI:
      MFS® Global Equity Fund - Class A
Morgan Stanley Institutional Fund Trust:
      Morgan Stanley Institutional Fund Trust Mid Cap
            Growth Portfolio - Advisor Class
Oppenheimer Capital Income Fund:
      Oppenheimer Capital Income Fund - Class A
Oppenheimer Champion Income Fund:
      Oppenheimer Champion Income Fund - Class A

Oppenheimer Integrity Funds:
      Oppenheimer Core Bond Fund - Class A
Pioneer Equity Income Fund:
      Pioneer Equity Income Fund - Class A
Pioneer Variable Contracts Trust:
      Pioneer Equity-Income VCT Portfolio - Class II
Prudential Investment Portfolios, Inc.:
      Jennison Equity Opportunity Fund - Class A
      Jennison Growth Fund - Class A
RiverSource Investment Series, Inc.:
      RiverSource Mid Cap Value Fund Class R-5
T. Rowe Price Science and Technology Fund, Inc.:
      T. Rowe Price Science and Technology Fund -
            Advisor Class
The Growth Fund of America®, Inc.:
      The Growth Fund of America® - Class R-5
Vanguard® Index Funds:
      Vanguard® 500 Index Fund - Investor Shares
      Vanguard® 500 Index Fund - SignalTM Shares
      Vanguard® Extended Market Index Fund - SignalTM
            Shares
      Vanguard® Small-Cap Index Fund - SignalTM Shares
      Vanguard® Total Bond Market Index Fund - SignalTM
           Shares
      Vanguard® Total Stock Market Index Fund - SignalTM
            Shares
Wells Fargo Funds Trust:
      Wells Fargo Advantage Mid Cap Disciplined Fund -
            Administrator Class

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each
Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on a first-in, first-out

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of
ILIAC, which is taxed as a life insurance company under the Internal Revenue Code.
Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of ILIAC.

Contractowner Reserves

Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves of the Account are represented by net assets on the
Statements of Assets and Liabilities and are equal to the aggregate account values of the contractowners invested in the Account Divisions. To the extent that benefits to be paid to the contractowners exceed their account values, ILIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ILIAC.

Changes from Principal Transactions

Included in Changes from Principal Transactions on the Statements of Changes in Net
Assets are items which relate to contractowner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from)
ILIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ILIAC). Any net unsettled transactions as of the reporting date are included in Payable to related parties on the Statements of Assets and
Liabilities.

3.	New Accounting Pronouncements

Fair Value Measurements

In September 2006, the Financial Accounting Standards Board (“FASB”) issued
Statement of Financial Accounting Standards (“FAS”) No. 157, “Fair Value
Measurements” (“FAS No. 157”). FAS No. 157 provides guidance for using fair value to measure assets and liabilities whenever other standards require (or permit) assets or liabilities to be measured at fair value. FAS No. 157 does not expand the use of fair value to any new circumstances.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Under FAS No. 157, the FASB clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, FAS No. 157 establishes a fair value hierarchy that prioritizes the information used to develop such assumptions. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data. FAS No. 157 also requires separate disclosure of fair value measurements by level within the hierarchy and expanded disclosure of the effect on earnings for items measured using unobservable data.

The provisions of FAS No. 157 are effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company is in the process of determining the impact of adoption of FAS No. 157 on the Account.

4.	Charges and Fees

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover
ILIAC’s expenses in connection with the issuance and administration of the Contracts.
Following is a summary of these charges:

Mortality and Expense Risk Charges

ILIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.50% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts.

Asset Based Administrative Charges

A daily charge to cover administrative expenses of the Account is deducted at an annual rate of up to 0.25% of the assets attributable to the Contracts.

Contract Maintenance Charges

An annual Contract maintenance fee of up to $40 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 7.00% of each premium payment if the
Contract is surrendered or an excess partial withdrawal is taken as specified in the
Contract.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Other Contract Charges

For certain Contracts, an additional annual charge of 1.00% is deducted daily from the accumulation value of Contracts for contractowners who select the Five-Year Guaranteed Minimum Income feature.

Premium Taxes

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the contractowner’s state of residence and currently ranges up to 4.00% of premiums.

5.	Related Party Transactions

During the year ended December 31, 2007, management and service fees were paid indirectly to IIL, an affiliate of the Company, in its capacity as investment adviser to the
ING Equity Trust, ING Funds Trust, ING Mutual Funds, ING Variable Products Trust,
ING GET Fund, ING VP Intermediate Bond Portfolio, ING VP Money Market Portfolio,
ING VP Balanced Portfolio, Inc., ING Strategic Allocation Portfolios, Inc., ING Variable
Funds, ING Variable Insurance Trust, ING Variable Portfolios, Inc., and ING VP Natural
Resources Trust. The annual fee rate ranged from 0.17% to 1.05% of the average net assets of each respective Fund.

In addition, management fees were paid to DSL in its capacity as investment adviser to
ING Partners, Inc. and ING Investors Trust. The Trusts’ advisory agreement provided for a fee at an annual rate up to 1.25% of the average net assets of each respective Fund.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

6.	Fund of Funds

The Account had one Lifestyle Fund, “Moderate Allocation Portfolio” at December 31,
2007 which invested in other Divisions of the Account (“Underlying Funds”), as well as in fixed interest divisions, which are not part of the Account. The Lifestyle Fund’s percentage ownership in Underlying Funds and fixed interest divisions at December 31,
2007, was as follows:

Moderate
Allocation
Underlying Fund	Portfolio
Baron Growth Fund	10%
ING Intermediate Bond Fund - Class I	15%
Lord Abbett Affiliated Fund - Class A	10%
Oppenheimer International Small Company Fund - Class A	5%
The Growth Fund of America® - Class A	15%
Vanguard® Institutional Index Fund - Institutional Shares	10%
Vanguard® Mid-Cap Index Fund - SignalTM Shares	10%
Fixed interest divisions	25%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

7.	Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follow:

	Year ended December 31
	2007		2006
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
AIM Growth Series:
AIM Mid Cap Core Equity Fund - Class A	$ 96	$ 39	$ 128	$ 61
AIM Small Cap Growth Fund - Class A	23	4	10	1
AIM Investment Funds:
AIM Global Health Care Fund - Investor Class	56	26	98	44
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund - Series I Shares	2,260	5,570	18,631	5,970
AIM V.I. Core Equity Fund - Series I Shares	3,055	7,949	18,767	6,951
AllianceBernstein Growth and Income Fund, Inc.:
AllianceBernstein Growth and Income Fund, Inc. - Class A	68	6	41	24
AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein Growth and Income Portfolio - Class A	238	138	347	95
Allianz Funds:
Allianz NFJ Small-Cap Value - Class A	154	151	137	88
American Balanced Fund®, Inc.:
American Balanced Fund® - Class R-3	1,822	533	1,403	314
American Century Quantitative Equity Funds, Inc.:
American Century Income & Growth Fund - A Class	2,057	1,690	1,240	1,414
Ariel Investment Trust:
Ariel Appreciation Fund	208	192	260	45
Ariel Fund	340	60	262	160
Baron Investment Funds Trust:
Baron Asset Fund	494	1,565	617	18
Baron Growth Fund	146	1,635	433	142
Calvert Variable Series, Inc.:
Calvert Social Balanced Portfolio	7,707	10,570	6,465	10,538
Capital One Funds:
Capital One Mid Cap Equity Fund - Class A	117	118	29	59
DWS Institutional Funds:
DWS Equity 500 Index Fund - Class S	78	23	96	13
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3	5,869	387	2,431	75
EuroPacific Growth Fund® - Class R-4	70,434	10,878	73,052	3,700
Evergreen Equity Trust:
Evergreen Equity Income Fund - Class I	3,849	20	-	-
Evergreen Special Values Fund - Class A	32,044	16,609	35,425	5,833

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2007		2006
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
Fidelity® Advisor Series I:
Fidelity® Advisor Mid Cap Fund - Class T	$ 113	$ 867	$ 190 $	104
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	64,478	57,707	89,086	47,996
Fidelity® VIP Growth Portfolio - Initial Class	11,577	48,459	3,908	56,887
Fidelity® VIP High Income Portfolio - Initial Class	2,701	2,477	3,671	2,082
Fidelity® VIP Overseas Portfolio - Initial Class	16,564	10,870	12,798	13,431
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	381,587	121,540	226,110	73,367
Fidelity® VIP Index 500 Portfolio - Initial Class	10,266	14,708	6,961	10,487
Fidelity® Variable Insurance Products III:
Fidelity® VIP Mid Cap Portfolio - Initial Class	4,555	398	6,104	839
Fidelity® Variable Insurance Products V:
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	3,865	2,972	1,485	2,553
Franklin Mutual Series Fund, Inc.:
Mutual Discovery Fund - Class R	1,026	88	693	62
Franklin Strategic Series:
Franklin Small-Mid Cap Growth Fund - Class A	319	53	269	21
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	27,561	14,852	20,308	12,869
ING Equity Trust:
ING Financial Services Fund - Class A	98	8	30	1
ING Real Estate Fund - Class A	835	653	1,262	160
ING Funds Trust:
ING GNMA Income Fund - Class A	556	144	476	206
ING Intermediate Bond Fund - Class A	1,672	268	875	63
ING GET Fund:
ING GET Fund - Series Q	179	2,943	183	520
ING GET Fund - Series S	1,307	10,639	564	5,177
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service
Class	2,837	2,291	5,556	2,545
ING BlackRock Large Cap Growth Portfolio - Institutional Class	128,112	10,240	-	-
ING BlackRock Large Cap Growth Portfolio - Service Class	80	38	-	-
ING BlackRock Large Cap Growth Portfolio - Service 2 Class	156	7	-	-
ING Evergreen Health Sciences Portfolio - Service Class	3,207	1,604	3,567	989
ING Evergreen Omega Portfolio - Service Class	-	-	-	-
ING FMRSM Diversified Mid Cap Portfolio - Service Class	5,324	2,631	11,939	1,962
ING FMRSM Large Cap Growth Portfolio - Institutional Class	195	219	243	89
ING FMRSM Large Cap Growth Portfolio - Service Class	-	-	-	-
ING Global Resources Portfolio - Institutional Class	40	-	-	-
ING Global Resources Portfolio - Service Class	103,919	14,148	-	-

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2007		2006
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Investors Trust (continued):
ING Janus Contrarian Portfolio - Service Class	$ 4,603	$ 5	$ -	$ -
ING JPMorgan Emerging Markets Equity Portfolio - Adviser
Class	339	77	53	2
ING JPMorgan Emerging Markets Equity Portfolio -
Institutional Class	15,257	11,397	17,562	10,679
ING JPMorgan Emerging Markets Equity Portfolio - Service
Class	19,506	10,023	19,754	8,759
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	1,933	870	2,543	1,240
ING JPMorgan Value Opportunities Portfolio - Institutional
Class	163	109	25	-
ING JPMorgan Value Opportunities Portfolio - Service Class	1,971	758	856	69
ING Julius Baer Foreign Portfolio - Service Class	28,923	2,820	19,491	2,659
ING Legg Mason Partners All Cap Portfolio - Service Class	86	117	34	-
ING Legg Mason Value Portfolio - Service Class	3,263	1,942	2,425	942
ING Lord Abbett Affiliated Portfolio - Institutional Class	137,049	8,942	1,313	303
ING Lord Abbett Affiliated Portfolio - Service Class	581	34	-	-
ING Marsico Growth Portfolio - Service Class	2,277	1,123	1,862	416
ING Marsico International Opportunities Portfolio - Adviser
Class	66	-	-	-
ING Marsico International Opportunities Portfolio - Service
Class	6,755	2,546	7,360	2,369
ING MFS Total Return Portfolio - Adviser Class	629	91	57	14
ING MFS Total Return Portfolio - Institutional Class	85,667	5,587	259	4
ING MFS Total Return Portfolio - Service Class	7,005	8,503	5,371	11,701
ING MFS Utilities Portfolio - Service Class	27,746	7,695	11,498	1,286
ING Oppenheimer Main Street Portfolio® - Service Class	1,850	692	724	178
ING PIMCO High Yield Portfolio - Institutional Class	1,012	434	413	168
ING PIMCO High Yield Portfolio - Service Class	3,884	2,956	4,657	1,059
ING Pioneer Equity Income Portfolio - Institutional Class	170,710	8,950	-	-
ING Pioneer Fund Portfolio - Institutional Class	15,807	1,978	2,630	194
ING Pioneer Fund Portfolio - Service Class	109	23	31	8
ING Pioneer Mid Cap Value Portfolio - Institutional Class	104,569	5,929	812	63
ING Pioneer Mid Cap Value Portfolio - Service Class	11	-	6	-
ING Stock Index Portfolio - Institutional Class	647	718	8,001	32,938
ING T. Rowe Price Capital Appreciation Portfolio - Service
Class	97,533	4,012	65,840	1,911
ING T. Rowe Price Equity Income Portfolio - Adviser Class	1,096	110	205	3
ING T. Rowe Price Equity Income Portfolio - Service Class	23,005	6,815	28,239	3,965
ING Templeton Global Growth Portfolio - Institutional Class	1,270	78	-	-
ING Templeton Global Growth Portfolio - Service Class	2,224	752	1,363	38
ING Van Kampen Capital Growth Portfolio - Service Class	74	11	14	-
ING Van Kampen Growth and Income Portfolio - Service Class	7,730	5,017	7,836	1,215
ING Van Kampen Real Estate Portfolio - Institutional Class	654	166	719	14
ING Van Kampen Real Estate Portfolio - Service Class	20,511	9,175	16,247	531

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2007		2006
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Investors Trust (continued):
ING VP Index Plus International Equity Portfolio - Institutional
Class	$ 23,401	$ 739	$ - $	-
ING VP Index Plus International Equity Portfolio - Service Class	9,922	5,658	2,848	416
ING Wells Fargo Disciplined Value Portfolio - Adviser Class	3	-	-	-
ING Wells Fargo Disciplined Value Portfolio - Service Class	1,354	916	736	21
ING Wells Fargo Small Cap Disciplined Portfolio - Service
Class	814	901	1,828	725
ING Mutual Funds:
ING International Growth Opportunities Fund - Class Q	5	-	4	-
ING International SmallCap Fund - Class A	2,051	460	509	71
ING Partners, Inc.:
ING American Century Large Company Value Portfolio -
Adviser Class	81	-	10	2
ING American Century Large Company Value Portfolio -
Service Class	1,490	1,873	1,494	1,200
ING American Century Select Portfolio - Initial Class	1,440	142,531	8,186	29,749
ING American Century Select Portfolio - Service Class	-	-	1	20
ING American Century Small-Mid Cap Value Portfolio -
Adviser Class	43	20	20	-
ING American Century Small-Mid Cap Value Portfolio -
Service Class	5,907	6,289	3,488	5,848
ING Baron Asset Portfolio - Service Class	3,527	722	297	5
ING Baron Small Cap Growth Portfolio - Adviser Class	272	82	85	23
ING Baron Small Cap Growth Portfolio - Service Class	21,285	9,634	14,009	12,902
ING Columbia Small Cap Value II Portfolio - Service Class	924	145	50	14
ING Davis New York Venture Portfolio - Service Class	3,154	1,617	2,738	1,120
ING Fidelity® VIP Mid Cap Portfolio - Service Class	3,867	16	107	-
ING Fundamental Research Portfolio - Adviser Class	70	68	6	1
ING Fundamental Research Portfolio - Service Class	361	1,749	255	426
ING Goldman Sachs® Capital Growth Portfolio - Service Class	46	2,222	618	630
ING Goldman Sachs® Structured Equity Portfolio - Adviser
Class	6	6	6	4
ING JPMorgan International Portfolio - Adviser Class	277	105	22	3
ING JPMorgan International Portfolio - Initial Class	12,083	31,023	9,658	27,598
ING JPMorgan International Portfolio - Service Class	15	1	34	25
ING JPMorgan Mid Cap Value Portfolio - Adviser Class	412	90	100	15
ING JPMorgan Mid Cap Value Portfolio - Service Class	7,888	4,358	6,762	2,553
ING Legg Mason Partners Aggressive Growth Portfolio -
Adviser Class	155	73	21	4
ING Legg Mason Partners Aggressive Growth Portfolio - Initial
Class	2,952	43,831	4,062	34,947
ING Legg Mason Partners Aggressive Growth Portfolio -
Service Class	26	18	41	-

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2007		2006
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Partners, Inc. (continued):
ING Legg Mason Partners Large Cap Growth Portfolio - Adviser
Class	$ 166	$ 56	$ 34	$ 2
ING Legg Mason Partners Large Cap Growth Portfolio - Initial
Class	687	1,133	831	1,166
ING Neuberger Berman Partners Portfolio - Service Class	3,601	1,492	301	77
ING Neuberger Berman Regency Portfolio - Service Class	64	-	1	-
ING OpCap Balanced Value Portfolio - Service Class	2,475	3,110	768	5,092
ING Oppenheimer Global Portfolio - Adviser Class	360	86	107	17
ING Oppenheimer Global Portfolio - Initial Class	55,048	149,707	21,163	131,361
ING Oppenheimer Global Portfolio - Service Class	318	53	162	21
ING Oppenheimer Strategic Income Portfolio - Adviser Class	192	49	122	-
ING Oppenheimer Strategic Income Portfolio - Initial Class	26,922	18,515	9,548	21,735
ING PIMCO Total Return Portfolio - Adviser Class	409	151	268	3
ING PIMCO Total Return Portfolio - Service Class	24,623	8,657	14,033	7,407
ING Pioneer High Yield Portfolio - Initial Class	5,895	1,624	1,018	33
ING Pioneer High Yield Portfolio - Service Class	93	1	6	-
ING Solution 2015 Portfolio - Adviser Class	7,188	480	2,380	131
ING Solution 2015 Portfolio - Service Class	19,648	5,245	13,254	993
ING Solution 2025 Portfolio - Adviser Class	8,121	621	3,932	66
ING Solution 2025 Portfolio - Service Class	24,006	3,374	15,507	532
ING Solution 2035 Portfolio - Adviser Class	6,338	500	3,221	67
ING Solution 2035 Portfolio - Service Class	17,108	2,183	10,551	657
ING Solution 2045 Portfolio - Adviser Class	5,897	382	1,855	19
ING Solution 2045 Portfolio - Service Class	10,977	1,571	7,899	1,479
ING Solution Income Portfolio - Adviser Class	5,998	473	1,627	50
ING Solution Income Portfolio - Service Class	6,004	1,547	3,331	1,022
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
Adviser Class	506	174	38	-
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
Initial Class	41,586	65,054	13,796	73,265
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
Service Class	173	98	265	94
ING T. Rowe Price Growth Equity Portfolio - Adviser Class	1,180	158	136	3
ING T. Rowe Price Growth Equity Portfolio - Initial Class	22,362	41,447	8,093	42,388
ING T. Rowe Price Growth Equity Portfolio - Service Class	429	101	403	68
ING Templeton Foreign Equity Portfolio - Service Class	5,590	670	560	282
ING Thornburg Value Portfolio - Adviser Class	529	47	50	-
ING Thornburg Value Portfolio - Initial Class	8,843	20,359	2,927	21,494
ING UBS U.S. Large Cap Equity Portfolio - Adviser Class	18	5	-	-
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	11,253	20,951	4,725	20,904
ING UBS U.S. Large Cap Equity Portfolio - Service Class	4	-	3	-
ING UBS U.S. Small Cap Growth Portfolio - Service Class	1,398	775	137	116
ING Van Kampen Comstock Portfolio - Adviser Class	432	168	148	2
ING Van Kampen Comstock Portfolio - Service Class	9,397	20,557	17,148	24,662

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2007		2006
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Partners, Inc. (continued):
ING Van Kampen Equity and Income Portfolio - Adviser Class	$ 213	$ 28	$ 21	$ -
ING Van Kampen Equity and Income Portfolio - Initial Class	27,797	76,265	42,121	32,779
ING Van Kampen Equity and Income Portfolio - Service Class	144	39	113	40
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio - Class I	8,033	9,917	8,667	9,237
ING VP Strategic Allocation Growth Portfolio - Class I	12,867	14,719	9,806	10,755
ING VP Strategic Allocation Moderate Portfolio - Class I	12,224	21,441	16,458	12,596
ING Variable Funds:
ING VP Growth and Income Portfolio - Class A	159	-	-	-
ING VP Growth and Income Portfolio - Class I	28,873	321,954	26,490	298,142
ING VP Growth and Income Portfolio - Class S	101	-	-	-
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1	42	117	52	523
ING GET U.S. Core Portfolio - Series 2	248	2,211	475	4,226
ING GET U.S. Core Portfolio - Series 3	687	5,992	1,024	11,260
ING GET U.S. Core Portfolio - Series 5	42	41	40	30
ING GET U.S. Core Portfolio - Series 6	248	1,116	207	1,159
ING GET U.S. Core Portfolio - Series 7	165	1,138	92	747
ING GET U.S. Core Portfolio - Series 8	70	574	33	199
ING GET U.S. Core Portfolio - Series 9	9	10	3	68
ING GET U.S. Core Portfolio - Series 10	3	3	1	40
ING GET U.S. Core Portfolio - Series 11	2	1	-	37
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology Portfolio - Class I	8,100	9,303	7,621	13,309
ING VP Growth Portfolio - Class I	5,125	20,750	2,455	15,259
ING VP Index Plus LargeCap Portfolio - Class I	12,536	102,559	14,008	73,535
ING VP Index Plus LargeCap Portfolio - Class S	422	93	42	37
ING VP Index Plus MidCap Portfolio - Class I	47,272	77,318	57,553	56,686
ING VP Index Plus MidCap Portfolio - Class S	330	16	59	17
ING VP Index Plus SmallCap Portfolio - Class I	25,665	35,541	27,340	33,596
ING VP Index Plus SmallCap Portfolio - Class S	59	8	51	-
ING VP International Equity Portfolio - Class I	7,500	28,724	6,935	5,207
ING VP International Equity Portfolio - Class S	47	63	17	-
ING VP Small Company Portfolio - Class I	29,223	49,543	36,636	27,169
ING VP Small Company Portfolio - Class S	88	9	11	-
ING VP Value Opportunity Portfolio - Class I	4,163	20,299	4,539	18,942

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2007		2006
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Variable Products Trust:
ING VP Financial Services Portfolio - Class I	$ 2,044	$ 2,574	$ 4,236	$ 1,710
ING VP International Value Portfolio - Class I	60,974	18,020	42,773	14,550
ING VP International Value Portfolio - Class S	482	32	61	5
ING VP MidCap Opportunities Portfolio - Class I	3,877	1,856	2,123	1,633
ING VP MidCap Opportunities Portfolio - Class S	61	-	3	-
ING VP Real Estate Portfolio - Class I	14,159	36,026	30,182	8,334
ING VP SmallCap Opportunities Portfolio - Class I	3,302	2,530	2,916	3,179
ING VP SmallCap Opportunities Portfolio - Class S	16	9	42	30
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class I	45,746	99,520	20,754	113,193
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I	52,355	39,876	41,876	46,586
ING VP Intermediate Bond Portfolio - Class S	395	159	12	-
ING VP Money Market Portfolio:
ING VP Money Market Portfolio - Class I	244,213	93,643	212,366	67,608
ING VP Natural Resources Trust:
ING VP Natural Resources Trust	13,572	69,355	36,119	26,633
Janus Adviser Series:
Janus Adviser Balanced Fund - Class S	-	-	1	-
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	130	186	100	250
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	39	56	34	64
Janus Aspen Series Large Cap Growth Portfolio - Institutional
Shares	45	63	12	65
Janus Aspen Series Mid Cap Growth Portfolio - Institutional
Shares	202	272	190	272
Janus Aspen Series Worldwide Growth Portfolio - Institutional
Shares	55	121	162	243
Lazard Funds, Inc.:
Lazard Mid Cap Portfolio - Open Shares	568	166	-	-
Legg Mason Value Trust, Inc.:
Legg Mason Value Trust, Inc. - Primary Class	165	1,661	367	271
LKCM Funds:
LKCM Aquinas Growth Fund	59	17	191	25

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2007		2006
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
Lord Abbett Affiliated Fund, Inc.:
Lord Abbett Affiliated Fund - Class A	$ 228	$ 1,491	$ 494 $	68
Lord Abbett Mid Cap Value Fund, Inc.:
Lord Abbett Mid-Cap Value Fund, Inc. - Class A	507	105	408	144
Lord Abbett Research Fund, Inc.:
Lord Abbett Small-Cap Value Fund - Class A	453	88	492	127
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Growth and Income Portfolio - Class
VC	2,724	147,500	14,325	9,661
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	31,337	22,353	23,869	19,708
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A	103	31	173	38
MFS® Variable Insurance TrustSM:
MFS® Total Return Series - Initial Class	7,593	87,028	8,263	14,502
Moderate Allocation Portfolio:
Moderate Allocation Portfolio	16	15	38	13
Neuberger Berman Equity Funds®:
Neuberger Berman Socially Responsive Fund® - Trust Class	1,641	157	499	12
New Perspective Fund®, Inc.:
New Perspective Fund®, Inc. - Class R-3	3,430	854	737	85
New Perspective Fund®, Inc. - Class R-4	15,273	3,416	12,076	9,196
Oppenheimer Capital Appreciation Fund:
Oppenheimer Capital Appreciation Fund - Class A	156	23	105	35
Oppenheimer Developing Markets Fund:
Oppenheimer Developing Markets Fund - Class A	69,785	30,746	61,034	27,695
Oppenheimer Global Fund:
Oppenheimer Global Fund - Class A	40	177	86	14
Oppenheimer Main Street Funds®, Inc.:
Oppenheimer Main Street Fund® - Class A	43	227	153	5
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities/VA	118	308	245	265
Oppenheimer Main Street Fund®/VA	1	14	82	12
Oppenheimer Main Street Small Cap Fund®/VA	3,380	705	4,272	855
Oppenheimer Mid Cap Fund/VA	31	1	-	1
Oppenheimer Strategic Bond Fund/VA	42	52	41	71
Pax World Funds Series Trust I:
Pax World Balanced Fund	13,279	5,386	16,121	23,457
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	14,258	7,200	11,352	7,237
Pioneer Fund:
Pioneer Fund - Class A	12	59	34	17
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A	1,856	186	1,274	127

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2007		2006
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	$ 30,868	$ 3,364	$ - $	-
Pioneer Equity Income VCT Portfolio - Class I	48,713	162,589	40,946	6,274
Pioneer Fund VCT Portfolio - Class I	3,835	13,948	4,936	738
Pioneer High Yield VCT Portfolio - Class I	8,380	1,266	7,068	1,886
Pioneer Mid Cap Value VCT Portfolio - Class I	17,135	94,326	28,756	13,273
Premier VIT:
Premier VIT OpCap Mid Cap Portfolio	477	76	-	-
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class	350	240	285	114
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class	36	1	29	-
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A	786	120	230	45
Templeton Growth Fund, Inc.:
Templeton Growth Fund, Inc. - Class A	521	1,218	326	63
Templeton Income Trust:
Templeton Global Bond Fund - Class A	40,658	2,314	17,851	1,595
The Growth Fund of America®, Inc.:
The Growth Fund of America® - Class R-3	5,091	583	3,751	135
The Growth Fund of America® - Class R-4	58,943	12,793	62,598	22,409
The Income Fund of America®, Inc.:
The Income Fund of America® - Class R-3	879	154	714	48
UBS Funds:
UBS U.S. Small Cap Growth Fund - Class A	39	317	207	21
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio	20	5	30	5
Equity Income Portfolio	104	22	63	94
Small Company Growth Portfolio	73	2	18	-
Wanger Advisors Trust:
Wanger International Small Cap	10,635	895	-	-
Wanger Select	42,066	2,690	17,069	687
Wanger U.S. Smaller Companies	6,892	2,409	8,864	1,576
Washington Mutual Investors FundSM, Inc.:
Washington Mutual Investors FundSM, Inc. - Class R-3	2,109	527	1,489	159
Washington Mutual Investors FundSM, Inc. - Class R-4	18,491	12,342	17,681	5,039
Wells Fargo Funds Trust:
Wells Fargo Advantage Small Cap Value Fund - Class A	33	1	22	-

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

8. Changes in Units

The changes in units outstanding were as follows:

			Year Ended December 31,
	2007			2006
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
AIM Growth Series:
AIM Mid Cap Core Equity Fund - Class A	5,723	4,719	1,004	9,470	7,424	2,046
AIM Small Cap Growth Fund - Class A	4,109	3,068	1,041	700	35	665
AIM Investment Funds:
AIM Global Health Care Fund - Investor Class	3,197	2,664	533	3,668	2,285	1,383
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund - Series I Shares	577,438	858,308	(280,870)	2,118,775	863,241	1,255,534
AIM V.I. Core Equity Fund - Series I Shares	835,408	1,304,710	(469,302)	2,447,299	1,132,910	1,314,389
AllianceBernstein Growth and Income Fund, Inc.:
AllianceBernstein Growth and Income Fund, Inc. - Class A	8,476	4,643	3,833	6,666	5,300	1,366
AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein Growth and Income Portfolio - Class A	23,704	18,988	4,716	27,938	8,944	18,994
Allianz Funds:
Allianz NFJ Small-Cap Value - Class A	6,745	9,594	(2,849)	31,766	31,096	670
American Balanced Fund®, Inc.:
American Balanced Fund® - Class R-3	408,249	323,605	84,644	237,701	155,678	82,023
American Century Quantitative Equity Funds, Inc.:
American Century Income & Growth Fund - A Class	107,985	132,017	(24,032)	83,402	127,010	(43,608)
Ariel Investment Trust:
Ariel Appreciation Fund	42,982	45,961	(2,979)	48,121	31,887	16,234
Ariel Fund	63,431	47,774	15,657	29,610	23,747	5,863
Baron Investment Funds Trust:
Baron Asset Fund	63,302	130,401	(67,099)	54,393	17,130	37,263
Baron Growth Fund	12,254	111,698	(99,444)	106,551	88,961	17,590
Calvert Variable Series, Inc.:
Calvert Social Balanced Portfolio	423,920	730,452	(306,532)	454,344	803,468	(349,124)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
			Year Ended December 31,
	2007			2006
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Capital One Funds:
Capital One Mid Cap Equity Fund - Class A	7,626	8,398	(772)	1,485	4,482	(2,997)
DWS Institutional Funds:
DWS Equity 500 Index Fund - Class S	4,945	1,450	3,495	7,119	893	6,226
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3	399,141	138,712	260,429	210,987	72,885	138,102
EuroPacific Growth Fund® - Class R-4	4,956,896	2,492,904	2,463,992	4,972,704	841,208	4,131,496
Evergreen Equity Trust:
Evergreen Equity Income Fund - Class I	331,994	1,560	330,434	-	-	-
Evergreen Special Values Fund - Class A	1,076,997	1,147,297	(70,300)	1,163,358	519,605	643,753
Fidelity® Advisor Series I:
Fidelity® Advisor Mid Cap Fund - Class T	16,912	67,552	(50,640)	42,030	39,715	2,315
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	3,744,191	4,876,313	(1,132,122)	3,377,189	3,978,818	(601,629)
Fidelity® VIP Growth Portfolio - Initial Class	2,927,325	4,827,239	(1,899,914)	2,775,066	5,800,775	(3,025,709)
Fidelity® VIP High Income Portfolio - Initial Class	220,235	252,226	(31,991)	357,053	237,444	119,609
Fidelity® VIP Overseas Portfolio - Initial Class	1,073,246	1,017,479	55,767	1,215,717	1,222,791	(7,074)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	8,807,157	9,668,894	(861,737)	9,362,500	6,228,913	3,133,587
Fidelity® VIP Index 500 Portfolio - Initial Class	245,462	513,380	(267,918)	243,592	413,913	(170,321)
Fidelity® Variable Insurance Products III:
Fidelity® VIP Mid Cap Portfolio - Initial Class	289,297	29,672	259,625	518,859	72,758	446,101
Fidelity® Variable Insurance Products V:
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	111,148	142,968	(31,820)	65,848	138,755	(72,907)
Franklin Mutual Series Fund, Inc.:
Mutual Discovery Fund - Class R	94,824	46,401	48,423	50,624	11,856	38,768
Franklin Strategic Series:
Franklin Small-Mid Cap Growth Fund - Class A	19,230	8,325	10,905	39,633	22,456	17,177

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
			Year Ended December 31,
	2007			2006
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	1,982,307	1,646,525	335,782	1,619,032	1,294,016	325,016
ING Equity Trust:
ING Financial Services Fund - Class A	12,431	6,876	5,555	3,015	1,201	1,814
ING Real Estate Fund - Class A	94,357	97,354	(2,997)	110,049	53,377	56,672
ING Funds Trust:
ING GNMA Income Fund - Class A	104,192	70,034	34,158	85,687	63,354	22,333
ING Intermediate Bond Fund - Class A	221,053	102,722	118,331	115,117	43,097	72,020
ING GET Fund:
ING GET Fund - Series Q	2,500	265,723	(263,223)	5,642	45,025	(39,383)
ING GET Fund - Series S	19,436	922,990	(903,554)	44,894	500,178	(455,284)
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	249,477	228,989	20,488	444,247	270,523	173,724
ING BlackRock Large Cap Growth Portfolio - Institutional Class	12,563,326	1,437,420	11,125,906	-	-	-
ING BlackRock Large Cap Growth Portfolio - Service Class	6,613	3,017	3,596	2	-	2
ING BlackRock Large Cap Growth Portfolio - Service 2 Class	14,800	710	14,090	-	-	-
ING Evergreen Health Sciences Portfolio - Service Class	362,287	253,753	108,534	346,708	124,464	222,244
ING Evergreen Omega Portfolio - Service Class	19	-	19	-	-	-
ING FMRSM Diversified Mid Cap Portfolio - Service Class	648,072	455,939	192,133	1,034,427	309,609	724,818
ING FMRSM Large Cap Growth Portfolio - Institutional Class	20,322	22,750	(2,428)	25,770	9,368	16,402
ING FMRSM Large Cap Growth Portfolio - Service Class	10	-	10	-	-	-
ING Global Resources Portfolio - Institutional Class	3,163	-	3,163	-	-	-
ING Global Resources Portfolio - Service Class	10,819,849	2,723,054	8,096,795	-	-	-
ING Janus Contrarian Portfolio - Service Class	403,338	297	403,041	-	-	-
ING JPMorgan Emerging Markets Equity Portfolio - Adviser Class	18,637	4,302	14,335	4,001	110	3,891
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	910,736	733,949	176,787	1,466,644	962,288	504,356
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	1,435,605	992,766	442,839	1,529,877	842,673	687,204
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	165,576	97,612	67,964	225,805	124,840	100,965

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
			Year Ended December 31,
	2007			2006
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING JPMorgan Value Opportunities Portfolio - Institutional Class	13,215	9,003	4,212	2,271	-	2,271
ING JPMorgan Value Opportunities Portfolio - Service Class	190,319	96,855	93,464	80,622	7,599	73,023
ING Julius Baer Foreign Portfolio - Service Class	1,936,596	667,158	1,269,438	1,477,468	368,954	1,108,514
ING Legg Mason Partners All Cap Portfolio - Service Class	6,668	9,782	(3,114)	3,114	-	3,114
ING Legg Mason Value Portfolio - Service Class	331,690	223,908	107,782	240,217	106,096	134,121
ING Lord Abbett Affiliated Portfolio - Institutional Class	13,555,753	1,854,866	11,700,887	138,301	39,442	98,859
ING Lord Abbett Affiliated Portfolio - Service Class	48,981	2,795	46,186	-	-	-
ING Marsico Growth Portfolio - Service Class	244,311	151,526	92,785	176,898	45,969	130,929
ING Marsico International Opportunities Portfolio - Adviser Class	5,652	1	5,651	-	-	-
ING Marsico International Opportunities Portfolio - Service Class	489,162	279,587	209,575	638,553	268,482	370,071
ING MFS Total Return Portfolio - Adviser Class	52,240	7,557	44,683	5,227	1,258	3,969
ING MFS Total Return Portfolio - Institutional Class	7,808,929	543,137	7,265,792	25,357	417	24,940
ING MFS Total Return Portfolio - Service Class	652,101	913,221	(261,120)	558,756	1,177,609	(618,853)
ING MFS Utilities Portfolio - Service Class	2,164,991	1,033,978	1,131,013	954,462	177,244	777,218
ING Oppenheimer Main Street Portfolio® - Service Class	167,768	75,288	92,480	67,761	21,090	46,671
ING PIMCO High Yield Portfolio - Institutional Class	92,474	41,737	50,737	40,236	16,894	23,342
ING PIMCO High Yield Portfolio - Service Class	401,342	352,696	48,646	457,241	144,130	313,111
ING Pioneer Equity Income Portfolio - Institutional Class	19,629,191	2,532,801	17,096,390	-	-	-
ING Pioneer Fund Portfolio - Institutional Class	1,663,331	441,239	1,222,092	260,890	29,191	231,699
ING Pioneer Fund Portfolio - Service Class	9,573	2,005	7,568	3,009	712	2,297
ING Pioneer Mid Cap Value Portfolio - Institutional Class	10,041,374	1,387,993	8,653,381	82,161	8,384	73,777
ING Pioneer Mid Cap Value Portfolio - Service Class	884	-	884	562	-	562
ING Stock Index Portfolio - Institutional Class	278,329	295,247	(16,918)	624,959	2,517,628	(1,892,669)
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	8,366,631	2,223,481	6,143,150	5,718,424	465,853	5,252,571
ING T. Rowe Price Equity Income Portfolio - Adviser Class	83,760	8,523	75,237	18,001	231	17,770
ING T. Rowe Price Equity Income Portfolio - Service Class	1,675,199	997,623	677,576	1,881,503	585,382	1,296,121
ING Templeton Global Growth Portfolio - Institutional Class	85,161	14,585	70,576	4	-	4

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
			Year Ended December 31,
	2007			2006
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING Templeton Global Growth Portfolio - Service Class	242,420	118,130	124,290	136,831	8,472	128,359
ING Van Kampen Capital Growth Portfolio - Service Class	6,001	889	5,112	1,234	-	1,234
ING Van Kampen Growth and Income Portfolio - Service Class	717,617	616,921	100,696	681,872	203,164	478,708
ING Van Kampen Real Estate Portfolio - Institutional Class	45,648	13,254	32,394	62,126	1,013	61,113
ING Van Kampen Real Estate Portfolio - Service Class	2,206,811	1,507,215	699,596	1,509,913	137,757	1,372,156
ING VP Index Plus International Equity Portfolio - Institutional Class	2,247,490	107,202	2,140,288	-	-	-
ING VP Index Plus International Equity Portfolio - Service Class	1,012,580	632,793	379,787	286,710	54,596	232,114
ING Wells Fargo Disciplined Value Portfolio - Adviser Class	293	-	293	-	-	-
ING Wells Fargo Disciplined Value Portfolio - Service Class	134,502	96,560	37,942	83,000	11,899	71,101
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	90,288	96,877	(6,589)	190,605	81,835	108,770
ING Mutual Funds:
ING International Growth Opportunities Fund - Class Q	786	587	199	251	1	250
ING International SmallCap Fund - Class A	98,878	34,237	64,641	58,100	31,454	26,646
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Adviser Class	6,597	-	6,597	911	192	719
ING American Century Large Company Value Portfolio - Service Class	261,606	312,721	(51,115)	132,178	123,668	8,510
ING American Century Select Portfolio - Initial Class	750,580	13,950,031	(13,199,451)	1,520,966	3,749,472	(2,228,506)
ING American Century Select Portfolio - Service Class	23,699	23,714	(15)	109	2,401	(2,292)
ING American Century Small-Mid Cap Value Portfolio - Adviser Class	3,046	1,610	1,436	1,860	-	1,860
ING American Century Small-Mid Cap Value Portfolio - Service Class	334,590	587,143	(252,553)	414,734	530,341	(115,607)
ING Baron Asset Portfolio - Service Class	362,660	98,595	264,065	30,849	580	30,269
ING Baron Small Cap Growth Portfolio - Adviser Class	21,838	6,475	15,363	7,457	2,118	5,339
ING Baron Small Cap Growth Portfolio - Service Class	2,302,412	1,557,538	744,874	1,407,705	1,315,385	92,320
ING Columbia Small Cap Value II Portfolio - Service Class	90,561	16,977	73,584	5,361	1,455	3,906
ING Davis New York Venture Portfolio - Service Class	90,239	206	90,033	170,182	103,620	66,562
ING Fidelity® VIP Mid Cap Portfolio - Service Class	320,169	1,293	318,876	10,211	4	10,207
ING Fundamental Research Portfolio - Adviser Class	5,293	5,707	(414)	517	103	414

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
			Year Ended December 31,
	2007			2006
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Partners, Inc. (continued):
ING Fundamental Research Portfolio - Service Class	119,388	270,280	(150,892)	36,625	55,776	(19,151)
ING Goldman Sachs® Capital Growth Portfolio - Service Class	3,533	188,305	(184,772)	79,352	72,958	6,394
ING Goldman Sachs® Structured Equity Portfolio - Adviser Class	386	523	(137)	520	383	137
ING JPMorgan International Portfolio - Adviser Class	91,909	79,500	12,409	1,855	263	1,592
ING JPMorgan International Portfolio - Initial Class	930,958	1,763,555	(832,597)	971,166	1,783,565	(812,399)
ING JPMorgan International Portfolio - Service Class	75,148	74,302	846	2,519	1,752	767
ING JPMorgan Mid Cap Value Portfolio - Adviser Class	31,188	7,076	24,112	8,867	1,216	7,651
ING JPMorgan Mid Cap Value Portfolio - Service Class	753,529	624,087	129,442	707,012	412,698	294,314
ING Legg Mason Partners Aggressive Growth Portfolio - Adviser Class	7,698	395	7,303	1,897	374	1,523
ING Legg Mason Partners Aggressive Growth Portfolio - Initial Class	1,451,954	4,147,807	(2,695,853)	1,688,082	3,871,402	(2,183,320)
ING Legg Mason Partners Aggressive Growth Portfolio - Service Class	612	15	597	3,428	3	3,425
ING Legg Mason Partners Large Cap Growth Portfolio - Adviser Class	14,820	5,011	9,809	3,333	204	3,129
ING Legg Mason Partners Large Cap Growth Portfolio - Initial Class	56,393	95,397	(39,004)	77,635	111,717	(34,082)
ING Neuberger Berman Partners Portfolio - Service Class	333,138	154,696	178,442	30,912	8,800	22,112
ING Neuberger Berman Regency Portfolio - Service Class	5,336	1	5,335	131	-	131
ING OpCap Balanced Value Portfolio - Service Class	55,321	200,551	(145,230)	165,629	454,670	(289,041)
ING Oppenheimer Global Portfolio - Adviser Class	26,982	6,598	20,384	9,249	1,424	7,825
ING Oppenheimer Global Portfolio - Initial Class	7,087,217	16,752,035	(9,664,818)	7,096,422	14,320,288	(7,223,866)
ING Oppenheimer Global Portfolio - Service Class	17,666	3,042	14,624	14,537	4,735	9,802
ING Oppenheimer Strategic Income Portfolio - Adviser Class	16,071	4,281	11,790	11,656	4	11,652
ING Oppenheimer Strategic Income Portfolio - Initial Class	3,657,876	3,311,398	346,478	2,384,250	3,344,210	(959,960)
ING PIMCO Total Return Portfolio - Adviser Class	36,805	13,949	22,856	25,877	280	25,597
ING PIMCO Total Return Portfolio - Service Class	3,136,099	1,922,724	1,213,375	2,002,436	1,421,129	581,307
ING Pioneer High Yield Portfolio - Initial Class	580,371	209,590	370,781	103,958	9,590	94,368
ING Pioneer High Yield Portfolio - Service Class	9,054	1,022	8,032	591	-	591
ING Solution 2015 Portfolio - Adviser Class	964,555	407,696	556,859	232,135	30,358	201,777
ING Solution 2015 Portfolio - Service Class	2,247,322	1,055,928	1,191,394	1,375,357	266,876	1,108,481

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
			Year Ended December 31,
	2007			2006
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Partners, Inc. (continued):
ING Solution 2025 Portfolio - Adviser Class	1,051,286	454,599	596,687	345,467	9,595	335,872
ING Solution 2025 Portfolio - Service Class	2,769,924	1,130,437	1,639,487	1,484,133	172,026	1,312,107
ING Solution 2035 Portfolio - Adviser Class	759,253	316,591	442,662	283,154	15,425	267,729
ING Solution 2035 Portfolio - Service Class	1,839,346	694,675	1,144,671	989,989	140,178	849,811
ING Solution 2045 Portfolio - Adviser Class	553,666	149,504	404,162	159,254	7,516	151,738
ING Solution 2045 Portfolio - Service Class	1,135,541	431,202	704,339	707,497	170,738	536,759
ING Solution Income Portfolio - Adviser Class	953,824	458,294	495,530	151,731	5,433	146,298
ING Solution Income Portfolio - Service Class	697,660	303,763	393,897	323,968	106,997	216,971
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	38,827	13,501	25,326	3,451	1	3,450
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	3,622,133	7,955,554	(4,333,421)	3,122,901	8,388,076	(5,265,175)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	361,336	357,445	3,891	37,215	23,486	13,729
ING T. Rowe Price Growth Equity Portfolio - Adviser Class	79,555	36	79,519	12,626	258	12,368
ING T. Rowe Price Growth Equity Portfolio - Initial Class	2,119,084	3,231,669	(1,112,585)	1,895,109	3,328,512	(1,433,403)
ING T. Rowe Price Growth Equity Portfolio - Service Class	40,453	20,038	20,415	41,654	13,416	28,238
ING Templeton Foreign Equity Portfolio - Service Class	505,988	107,681	398,307	57,199	30,234	26,965
ING Thornburg Value Portfolio - Adviser Class	43,011	6,164	36,847	4,522	-	4,522
ING Thornburg Value Portfolio - Initial Class	908,253	1,370,840	(462,587)	476,708	1,337,097	(860,389)
ING UBS U.S. Large Cap Equity Portfolio - Adviser Class	20,061	18,948	1,113	-	-	-
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	1,455,655	1,896,676	(441,021)	862,373	1,784,190	(921,817)
ING UBS U.S. Large Cap Equity Portfolio - Service Class	1,564	1,274	290	292	-	292
ING UBS U.S. Small Cap Growth Portfolio - Service Class	138,155	82,091	56,064	14,091	11,603	2,488
ING Van Kampen Comstock Portfolio - Adviser Class	33,669	13,389	20,280	12,713	147	12,566
ING Van Kampen Comstock Portfolio - Service Class	1,263,056	2,168,753	(905,697)	1,459,124	2,125,373	(666,249)
ING Van Kampen Equity and Income Portfolio - Adviser Class	17,787	2,302	15,485	1,884	-	1,884
ING Van Kampen Equity and Income Portfolio - Initial Class	4,447,388	9,639,063	(5,191,675)	6,011,674	6,142,702	(131,028)
ING Van Kampen Equity and Income Portfolio - Service Class	188,210	185,893	2,317	4,515	1,840	2,675

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
			Year Ended December 31,
	2007			2006
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio - Class I	728,854	933,922	(205,068)	669,414	739,686	(70,272)
ING VP Strategic Allocation Growth Portfolio - Class I	1,086,612	1,404,602	(317,990)	1,034,022	1,087,631	(53,609)
ING VP Strategic Allocation Moderate Portfolio - Class I	1,158,918	1,809,637	(650,719)	1,488,092	1,275,733	212,359
ING Variable Funds:
ING VP Growth and Income Portfolio - Class A	14,612	7	14,605	-	-	-
ING VP Growth and Income Portfolio - Class I	7,117,241	16,768,633	(9,651,392)	4,790,784	15,805,400	(11,014,616)
ING VP Growth and Income Portfolio - Class S	9,341	-	9,341	-	-	-
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1	-	9,163	(9,163)	-	47,668	(47,668)
ING GET U.S. Core Portfolio - Series 2	36,724	230,619	(193,895)	10,134	395,607	(385,473)
ING GET U.S. Core Portfolio - Series 3	97,747	621,892	(524,145)	85,582	1,147,984	(1,062,402)
ING GET U.S. Core Portfolio - Series 5	-	2,418	(2,418)	-	1,716	(1,716)
ING GET U.S. Core Portfolio - Series 6	3,892	99,492	(95,600)	23,836	121,699	(97,863)
ING GET U.S. Core Portfolio - Series 7	9,451	108,202	(98,751)	9,232	75,326	(66,094)
ING GET U.S. Core Portfolio - Series 8	-	50,524	(50,524)	10,938	27,849	(16,911)
ING GET U.S. Core Portfolio - Series 9	-	654	(654)	3,031	9,580	(6,549)
ING GET U.S. Core Portfolio - Series 10	-	119	(119)	-	3,724	(3,724)
ING GET U.S. Core Portfolio - Series 11	1,378	1,387	(9)	-	3,580	(3,580)
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology Portfolio - Class I	3,050,740	3,458,973	(408,233)	2,970,151	4,241,036	(1,270,885)
ING VP Growth Portfolio - Class I	918,075	1,844,379	(926,304)	653,273	1,473,888	(820,615)
ING VP Index Plus LargeCap Portfolio - Class I	3,132,176	7,400,122	(4,267,946)	2,941,762	5,714,372	(2,772,610)
ING VP Index Plus LargeCap Portfolio - Class S	34,733	7,800	26,933	3,832	3,225	607
ING VP Index Plus MidCap Portfolio - Class I	3,013,153	5,345,859	(2,332,706)	2,961,969	4,098,221	(1,136,252)
ING VP Index Plus MidCap Portfolio - Class S	26,670	1,311	25,359	5,408	1,557	3,851
ING VP Index Plus SmallCap Portfolio - Class I	1,855,429	3,309,955	(1,454,526)	2,235,998	2,969,049	(733,051)
ING VP Index Plus SmallCap Portfolio - Class S	4,508	640	3,868	4,546	-	4,546

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
			Year Ended December 31,
	2007			2006
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Variable Portfolios, Inc. (continued):
ING VP International Equity Portfolio - Class I	532,851	2,234,859	(1,702,008)	756,007	557,874	198,133
ING VP International Equity Portfolio - Class S	3,140	4,540	(1,400)	1,400	-	1,400
ING VP Small Company Portfolio - Class I	1,082,126	2,632,490	(1,550,364)	1,448,901	2,002,563	(553,662)
ING VP Small Company Portfolio - Class S	6,798	735	6,063	930	8	922
ING VP Value Opportunity Portfolio - Class I	615,854	1,440,721	(824,867)	701,739	1,543,657	(841,918)
ING Variable Products Trust:
ING VP Financial Services Portfolio - Class I	205,752	253,616	(47,864)	362,103	166,013	196,090
ING VP International Value Portfolio - Class I	990,186	382	989,804	2,916,734	1,481,923	1,434,811
ING VP International Value Portfolio - Class S	29,605	2,213	27,392	4,854	345	4,509
ING VP MidCap Opportunities Portfolio - Class I	386,244	246,512	139,732	240,882	198,715	42,167
ING VP MidCap Opportunities Portfolio - Class S	4,777	21	4,756	243	-	243
ING VP Real Estate Portfolio - Class I	1,182,755	2,488,798	(1,306,043)	1,951,303	841,992	1,109,311
ING VP SmallCap Opportunities Portfolio - Class I	464,165	386,491	77,674	540,975	565,248	(24,273)
ING VP SmallCap Opportunities Portfolio - Class S	1,261	736	525	3,659	2,812	847
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class I	2,955,259	5,433,278	(2,478,019)	2,406,719	5,953,493	(3,546,774)
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I	5,417,154	4,942,349	474,805	4,030,569	4,509,915	(479,346)
ING VP Intermediate Bond Portfolio - Class S	37,708	15,412	22,296	1,195	-	1,195
ING VP Money Market Portfolio:
ING VP Money Market Portfolio - Class I	19,867,213	12,375,205	7,492,008	14,343,402	9,279,285	5,064,117
ING VP Natural Resources Trust:
ING VP Natural Resources Trust	36,881	2,654,969	(2,618,088)	1,683,169	1,554,306	128,863
Janus Adviser Series:
Janus Adviser Balanced Fund - Class S	2,759	2,759	-	-	-	-

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
			Year Ended December 31,
	2007			2006
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	5,933	7,591	(1,658)	10,951	16,976	(6,025)
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	2,104	3,023	(919)	1,677	3,340	(1,663)
Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares	3,432	4,271	(839)	1,328	3,807	(2,479)
Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares	8,231	10,635	(2,404)	11,698	14,747	(3,049)
Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares	3,238	5,612	(2,374)	9,145	12,668	(3,523)
Lazard Funds, Inc.:
Lazard Mid Cap Portfolio - Open Shares	56,367	19,163	37,204	-	-	-
Legg Mason Value Trust, Inc.:
Legg Mason Value Trust, Inc. - Primary Class	139,010	264,379	(125,369)	33,268	23,146	10,122
LKCM Funds:
LKCM Aquinas Growth Fund	22,791	20,172	2,619	19,131	2,287	16,844
Lord Abbett Affiliated Fund, Inc.:
Lord Abbett Affiliated Fund - Class A	24,047	118,566	(94,519)	97,919	69,385	28,534
Lord Abbett Mid Cap Value Fund, Inc.:
Lord Abbett Mid-Cap Value Fund, Inc. - Class A	62,464	50,314	12,150	47,821	36,142	11,679
Lord Abbett Research Fund, Inc.:
Lord Abbett Small-Cap Value Fund - Class A	67,759	59,864	7,895	62,292	48,756	13,536
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Growth and Income Portfolio - Class VC	2,944,746	13,487,085	(10,542,339)	2,059,949	1,974,799	85,150
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	1,899,814	2,525,719	(625,905)	1,854,378	2,286,907	(432,529)
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A	23,149	17,169	5,980	33,417	20,490	12,927
MFS® Variable Insurance TrustSM:
MFS® Total Return Series - Initial Class	266,111	5,227,881	(4,961,770)	379,700	1,029,558	(649,858)
Moderate Allocation Portfolio:
Moderate Allocation Portfolio	646	-	646	1,937	-	1,937
Neuberger Berman Equity Funds®:
Neuberger Berman Socially Responsive Fund® - Trust Class	159,925	33,771	126,154	50,092	1,639	48,453

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
			Year Ended December 31,
	2007			2006
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
New Perspective Fund®, Inc.:
New Perspective Fund®, Inc. - Class R-3	231,269	75,992	155,277	86,426	43,420	43,006
New Perspective Fund®, Inc. - Class R-4	1,180,646	620,099	560,547	1,015,216	879,107	136,109
Oppenheimer Capital Appreciation Fund:
Oppenheimer Capital Appreciation Fund - Class A	39,871	29,627	10,244	36,284	29,519	6,765
Oppenheimer Developing Markets Fund:
Oppenheimer Developing Markets Fund - Class A	1,631,150	1,356,798	274,352	1,637,863	1,162,167	475,696
Oppenheimer Global Fund:
Oppenheimer Global Fund - Class A	2,038	8,846	(6,808)	4,534	795	3,739
Oppenheimer Main Street Funds®, Inc.:
Oppenheimer Main Street Fund® - Class A	10,275	24,008	(13,733)	14,133	2,351	11,782
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities/VA	5,379	14,493	(9,114)	10,242	12,847	(2,605)
Oppenheimer Main Street Fund®/VA	14	1,154	(1,140)	12,583	-	12,583
Oppenheimer Main Street Small Cap Fund®/VA	332,421	152,188	180,233	370,280	108,044	262,236
Oppenheimer Mid Cap Fund/VA	4,230	100	4,130	132	-	132
Oppenheimer Strategic Bond Fund/VA	2,831	3,717	(886)	2,772	5,052	(2,280)
Pax World Funds Series Trust I:
Pax World Balanced Fund	1,456,218	1,070,970	385,248	1,545,079	2,250,296	(705,217)
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	1,872,114	1,349,048	523,066	1,299,199	1,057,903	241,296
Pioneer Fund:
Pioneer Fund - Class A	748	3,735	(2,987)	2,233	1,127	1,106
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A	229,101	117,129	111,972	143,632	52,372	91,260
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	3,024,096	744,570	2,279,526	-	-	-
Pioneer Equity Income VCT Portfolio - Class I	3,785,938	11,822,590	(8,036,652)	3,586,863	1,110,687	2,476,176

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
			Year Ended December 31,
	2007			2006
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Pioneer Variable Contracts Trust (continued):
Pioneer Fund VCT Portfolio - Class I	10,846,326	11,618,750	(772,424)	490,570	127,646	362,924
Pioneer High Yield VCT Portfolio - Class I	878,955	346,365	532,590	717,508	298,748	418,760
Pioneer Mid Cap Value VCT Portfolio - Class I	808,549	5,489,676	(4,681,127)	1,129,853	1,348,694	(218,841)
Premier VIT:
Premier VIT OpCap Mid Cap Portfolio	48,932	8,831	40,101	-	-	-
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class	47,799	48,781	(982)	58,286	52,254	6,032
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class	1,127,366	1,124,683	2,683	2,667	21	2,646
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A	39,429	16,711	22,718	32,311	24,244	8,067
Templeton Growth Fund, Inc.:
Templeton Growth Fund, Inc. - Class A	34,710	82,455	(47,745)	55,651	38,547	17,104
Templeton Income Trust:
Templeton Global Bond Fund - Class A	3,323,277	848,473	2,474,804	1,552,269	357,297	1,194,972
The Growth Fund of America®, Inc.:
The Growth Fund of America® - Class R-3	583,448	318,903	264,545	524,599	259,493	265,106
The Growth Fund of America® - Class R-4	5,779,822	3,553,075	2,226,747	5,803,069	2,997,786	2,805,283
The Income Fund of America®, Inc.:
The Income Fund of America® - Class R-3	86,768	42,949	43,819	71,908	21,300	50,608
UBS Funds:
UBS U.S. Small Cap Growth Fund - Class A	17,098	39,017	(21,919)	23,849	8,380	15,469
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio	1,484	705	779	8,813	7,039	1,774
Equity Income Portfolio	7,478	3,087	4,391	4,681	8,385	(3,704)
Small Company Growth Portfolio	7,104	1,898	5,206	1,766	345	1,421

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
			Year Ended December 31,
	2007			2006
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Wanger Advisors Trust:
Wanger International Small Cap	1,117,096	201,335	915,761	-	-	-
Wanger Select	3,483,410	1,088,696	2,394,714	1,454,894	258,150	1,196,744
Wanger U.S. Smaller Companies	759,102	501,522	257,580	868,835	339,418	529,417
Washington Mutual Investors FundSM, Inc.:
Washington Mutual Investors FundSM, Inc. - Class R-3	277,535	184,207	93,328	254,815	151,932	102,883
Washington Mutual Investors FundSM, Inc. - Class R-4	2,074,064	2,019,305	54,759	1,884,997	1,042,123	842,874
Wells Fargo Funds Trust:
Wells Fargo Advantage Small Cap Value Fund - Class A	2,194	88	2,106	1,949	19	1,930

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

9.	Unit Summary
	Division/Contract	Units	Unit Value	Extended Value
	AIM Mid Cap Core Equity Fund - Class A
	Contracts in accumulation period:
	ING MAP PLUS NP11	15,454.645	$ 14.26	$ 220,383
	ING MAP PLUS NP12	59.693	14.23	849
	ING MAP PLUS NP14	188.627	14.18	2,675
	ING MAP PLUS NP19	241.957	14.04	3,397
	ING MAP PLUS NP25	1,493.000	13.88	20,723
	ING MAP PLUS NP26	1.936	13.85	27
	ING MAP PLUS NP30	1,332.051	13.74	18,302
	Qualified XII (1.00)	205.438	16.18	3,324
		18,977.347		$ 269,680
	AIM Small Cap Growth Fund - Class A
	Contracts in accumulation period:
	Qualified XII (1.00)	2,376.654	$ 14.34	$ 34,081
		2,376.654		$ 34,081
	AIM Global Health Care Fund - Investor Class
	Contracts in accumulation period:
	ING MAP PLUS NP9	504.795	$ 35.57	$ 17,956
	ING MAP PLUS NP11	1,130.499	35.48	40,110
	ING MAP PLUS NP21	882.213	35.04	30,913
	ING MAP PLUS NP26	615.598	34.82	21,435
	ING MAP PLUS NP28	524.327	34.74	18,215
	ING MAP PLUS NP29	2.307	34.69	80
	ING MAP PLUS NP30	352.289	34.65	12,207
	ING MAP PLUS NP36	93.682	34.39	3,222
		4,105.710		$ 144,138

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
AIM V.I. Capital Appreciation Fund - Series I Shares
Currently payable annuity contracts:	11,159.792	$7.08 to $14.33	$ 101,592
Contracts in accumulation period:
Qualified VI	1,127,736.238	11.51	12,980,244
Qualified VIII	1,667.685	11.51	19,195
Qualified X (1.15)	15,217.996	11.61	176,681
Qualified X (1.25)	118,861.880	11.51	1,368,100
Qualified XII (0.05)	6,486.430	12.37	80,237
Qualified XII (0.20)	2,426.892	12.62	30,627
Qualified XII (0.25)	240.922	12.56	3,026
Qualified XII (0.30)	14,268.962	12.51	178,505
Qualified XII (0.35)	784.773	12.45	9,770
Qualified XII (0.40)	9,070.746	12.40	112,477
Qualified XII (0.50)	508.130	13.50	6,860
Qualified XII (0.50)	12,557.292	12.29	154,329
Qualified XII (0.55)	23,868.510	12.24	292,151
Qualified XII (0.60)	24,825.514	12.18	302,375
Qualified XII (0.65)	11,415.955	12.13	138,476
Qualified XII (0.70)	65,750.524	12.08	794,266
Qualified XII (0.75)	26,140.218	12.03	314,467
Qualified XII (0.80)	116,061.236	11.97	1,389,253
Qualified XII (0.85)	193,574.961	11.92	2,307,414
Qualified XII (0.90)	8,726.066	11.87	103,578
Qualified XII (0.95)	249,516.747	11.82	2,949,288
Qualified XII (1.00)	243,933.884	11.77	2,871,102
Qualified XII (1.05)	53,910.624	11.72	631,833
Qualified XII (1.10)	41,949.912	11.67	489,555
Qualified XII (1.15)	42,365.161	11.61	491,860
Qualified XII (1.20)	39,498.348	11.56	456,601
Qualified XII (1.25)	48,259.454	11.51	555,466
Qualified XII (1.30)	4,659.384	11.46	53,397
Qualified XII (1.35)	6,817.975	11.41	77,793
Qualified XII (1.40)	12,117.697	11.36	137,657
Qualified XII (1.45)	2,825.113	11.32	31,980
Qualified XII (1.50)	1,822.398	11.27	20,538
Qualified XV	13,495.512	11.79	159,112
Qualified XVI	34,912.792	11.27	393,467
Qualified XVII	651.186	11.52	7,502
Qualified XVIII	3,433.521	11.52	39,554
Qualified XXI	20,409.751	11.94	243,692
Qualified XXV	9,438.420	11.94	112,695
Qualified XXVI	11,235.566	11.81	132,692
Qualified XXVII	305,162.395	7.26	2,215,479
Qualified XXXII	2,119.257	13.48	28,568
Qualified XXXVI	2,010.843	13.38	26,905

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
AIM V.I. Capital Appreciation Fund - Series I Shares
(continued)
Qualified LIII	7,791.084	$ 13.79	$ 107,439
Qualified LIV	7,721.959	13.75	106,177
Qualified LV	13,116.389	13.82	181,268
Qualified LVI	5,120.886	13.83	70,822
	2,975,646.980		$ 33,456,065
AIM V.I. Core Equity Fund - Series I Shares
Currently payable annuity contracts:	6,632.231	$14.18 to $14.48	$ 94,512
Contracts in accumulation period:
Qualified VI	1,796,063.193	10.63	19,092,152
Qualified VIII	4.085	10.62	43
Qualified X (1.15)	26,339.743	10.72	282,362
Qualified X (1.25)	120,761.399	10.63	1,283,694
Qualified XII (0.05)	13,869.486	11.42	158,390
Qualified XII (0.20)	6,241.989	11.65	72,719
Qualified XII (0.25)	59.691	11.60	692
Qualified XII (0.30)	6,960.753	11.54	80,327
Qualified XII (0.35)	2,060.496	11.49	23,675
Qualified XII (0.40)	11,140.498	11.44	127,447
Qualified XII (0.50)	6,790.971	14.75	100,167
Qualified XII (0.50)	19,827.226	11.35	225,039
Qualified XII (0.55)	83,014.041	11.30	938,059
Qualified XII (0.60)	52,059.437	11.25	585,669
Qualified XII (0.65)	16,223.694	11.20	181,705
Qualified XII (0.70)	93,938.689	11.15	1,047,416
Qualified XII (0.75)	45,948.857	11.10	510,032
Qualified XII (0.80)	206,699.452	11.05	2,284,029
Qualified XII (0.85)	206,829.402	11.01	2,277,192
Qualified XII (0.90)	10,643.305	10.96	116,651
Qualified XII (0.95)	302,278.398	10.91	3,297,857
Qualified XII (1.00)	544,773.610	10.86	5,916,241
Qualified XII (1.05)	115,519.099	10.82	1,249,917
Qualified XII (1.10)	53,729.255	10.77	578,664
Qualified XII (1.15)	47,593.997	10.72	510,208
Qualified XII (1.20)	54,312.548	10.68	580,058
Qualified XII (1.25)	60,508.865	10.63	643,209
Qualified XII (1.30)	3,308.928	10.58	35,008
Qualified XII (1.35)	9,584.173	10.54	101,017
Qualified XII (1.40)	18,679.418	10.49	195,947
Qualified XII (1.45)	2,509.154	10.45	26,221
Qualified XII (1.50)	3,314.700	10.40	34,473
Qualified XV	7,189.994	10.88	78,227
Qualified XVI	39,193.669	10.40	407,614

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
AIM V.I. Core Equity Fund - Series I Shares (continued)
Qualified XVII	4,732.796	$ 10.63	$ 50,310
Qualified XVIII	5,008.526	10.63	53,241
Qualified XXI	12,263.006	11.02	135,138
Qualified XXV	21,043.588	11.02	231,900
Qualified XXVI	17,460.888	10.90	190,324
Qualified XXVII	421,087.710	8.58	3,612,933
Qualified XXXII	920.933	14.28	13,151
Qualified XXXIII (0.65)	483.266	14.53	7,022
Qualified XXXVI	1,755.104	14.62	25,660
Qualified LIII	23,308.185	13.65	318,157
Qualified LIV	7,310.489	13.60	99,423
Qualified LV	20,497.727	13.67	280,204
Qualified LVI	5,162.695	13.68	70,626
	4,535,639.359		$ 48,224,722
AllianceBernstein Growth and Income Fund, Inc. - Class A
Contracts in accumulation period:
ING MAP PLUS NP11	2,443.647	$ 13.50	$ 32,989
ING MAP PLUS NP16	2,437.660	13.37	32,592
ING MAP PLUS NP18	333.314	13.32	4,440
ING MAP PLUS NP22	554.303	13.22	7,328
ING MAP PLUS NP23	1,037.728	13.19	13,688
ING MAP PLUS NP24	1,274.519	13.16	16,773
ING MAP PLUS NP26	787.145	13.11	10,319
ING MAP PLUS NP30	119.324	13.01	1,552
	8,987.640		$ 119,681
AllianceBernstein Growth and Income Portfolio - Class A
Contracts in accumulation period:
Qualified X (1.15)	23,810.634	$ 14.04	$ 334,301
Qualified X (1.25)	21,490.146	13.99	300,647
Qualified XVIII	718.717	14.11	10,141
	46,019.497		$ 645,089
Allianz NFJ Small-Cap Value - Class A
Contracts in accumulation period:
ING MAP PLUS NP12	49.962	$ 16.30	$ 814
ING MAP PLUS NP14	2,620.917	16.24	42,564
ING MAP PLUS NP18	17,727.719	16.11	285,594
ING MAP PLUS NP19	1,311.027	16.08	21,081
ING MAP PLUS NP21	6,490.170	16.02	103,973
	28,199.795		$ 454,026

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
American Balanced Fund® - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP1	7,266.941	$ 12.95	$ 94,107
ING MAP PLUS NP6	40,855.390	12.83	524,175
ING MAP PLUS NP8	8,076.122	12.78	103,213
ING MAP PLUS NP9	14,441.832	12.75	184,133
ING MAP PLUS NP10	31,685.793	12.73	403,360
ING MAP PLUS NP11	3,646.964	12.70	46,316
ING MAP PLUS NP13	6,635.191	12.65	83,935
ING MAP PLUS NP14	76,252.720	12.63	963,072
ING MAP PLUS NP15	2.856	12.60	36
ING MAP PLUS NP16	2,744.161	12.58	34,522
ING MAP PLUS NP17	9,503.877	12.56	119,369
ING MAP PLUS NP18	16,801.639	12.53	210,525
ING MAP PLUS NP19	142,960.422	12.51	1,788,435
ING MAP PLUS NP20	63,383.148	12.48	791,022
ING MAP PLUS NP21	27,174.296	12.46	338,592
ING MAP PLUS NP22	712.383	12.43	8,855
ING MAP PLUS NP23	3,002.588	12.41	37,262
ING MAP PLUS NP24	16,779.058	12.39	207,893
ING MAP PLUS NP25	463.217	12.36	5,725
ING MAP PLUS NP26	3,968.834	12.34	48,975
ING MAP PLUS NP27	4,510.081	12.31	55,519
ING MAP PLUS NP28	21,631.880	12.29	265,856
ING MAP PLUS NP29	1,112.433	12.26	13,638
ING MAP PLUS NP30	2,660.355	12.24	32,563
	506,272.181		$ 6,361,098
American Century Income & Growth Fund - A Class
Contracts in accumulation period:
Qualified XII (1.00)	164.410	$ 36.60	$ 6,017
Qualified XII (1.10)	624.709	36.33	22,696
Qualified XXVII	470,664.090	11.83	5,567,956
	471,453.209		$ 5,596,669

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
Ariel Appreciation Fund
Contracts in accumulation period:
ING MAP PLUS NP13	6,173.290	$ 11.96	$ 73,833
ING MAP PLUS NP14	26,595.722	11.93	317,287
ING MAP PLUS NP17	59.118	11.86	701
ING MAP PLUS NP18	887.336	11.84	10,506
ING MAP PLUS NP19	845.743	11.82	9,997
ING MAP PLUS NP22	6,945.811	11.75	81,613
ING MAP PLUS NP23	4,702.224	11.72	55,110
ING MAP PLUS NP24	34.827	11.70	407
ING MAP PLUS NP29	34.562	11.59	401
ING MAP PLUS NP30	250.736	11.57	2,901
ING MAP PLUS NP32	56.888	11.52	655
ING MAP PLUS NP36	2,150.333	11.43	24,578
	48,736.590		$ 577,989
Ariel Fund
Contracts in accumulation period:
ING MAP PLUS NP6	296.527	$ 12.65	$ 3,751
ING MAP PLUS NP8	1,219.815	12.60	15,370
ING MAP PLUS NP9	15,033.691	12.58	189,124
ING MAP PLUS NP12	55.083	12.51	689
ING MAP PLUS NP14	3,531.817	12.46	44,006
ING MAP PLUS NP15	261.166	12.43	3,246
ING MAP PLUS NP17	6,116.107	12.38	75,717
ING MAP PLUS NP18	4,509.818	12.36	55,741
ING MAP PLUS NP19	11,492.828	12.34	141,821
ING MAP PLUS NP20	11,196.877	12.31	137,834
ING MAP PLUS NP21	2,738.158	12.29	33,652
ING MAP PLUS NP22	1,220.508	12.26	14,963
ING MAP PLUS NP23	3,914.684	12.24	47,916
ING MAP PLUS NP24	3,548.943	12.22	43,368
ING MAP PLUS NP26	1.554	12.17	19
ING MAP PLUS NP27	30.014	12.14	364
ING MAP PLUS NP28	1,057.248	12.12	12,814
ING MAP PLUS NP29	67.155	12.10	813
ING MAP PLUS NP30	1,036.733	12.07	12,513
ING MAP PLUS NP36	321.959	11.93	3,841
	67,650.685		$ 837,562

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
Calvert Social Balanced Portfolio
Currently payable annuity contracts:	8,801.562	$ 12.58	$ 110,724
Contracts in accumulation period:
ING Custom Choice 62	801.954	12.30	9,864
Qualified V	438.399	24.96	10,942
Qualified VI	750,365.474	24.82	18,624,071
Qualified VIII	5,211.004	22.53	117,404
Qualified X (1.15)	3,808.132	12.84	48,896
Qualified X (1.25)	78,954.043	12.72	1,004,295
Qualified XII (0.05)	4,684.492	26.93	126,153
Qualified XII (0.20)	3,366.260	14.29	48,104
Qualified XII (0.25)	95.499	14.22	1,358
Qualified XII (0.30)	3,059.723	14.15	43,295
Qualified XII (0.35)	210.827	14.08	2,968
Qualified XII (0.40)	1,199.144	19.59	23,491
Qualified XII (0.50)	6,214.762	14.21	88,312
Qualified XII (0.55)	10,847.133	13.81	149,799
Qualified XII (0.60)	22,591.770	13.75	310,637
Qualified XII (0.65)	7,484.746	13.68	102,391
Qualified XII (0.70)	97,789.640	13.62	1,331,895
Qualified XII (0.75)	99,843.555	13.55	1,352,880
Qualified XII (0.80)	114,927.344	14.20	1,631,968
Qualified XII (0.85)	140,885.121	18.84	2,654,276
Qualified XII (0.90)	9,761.680	13.95	136,175
Qualified XII (0.95)	178,681.021	18.63	3,328,827
Qualified XII (1.00)	296,589.767	18.52	5,492,842
Qualified XII (1.05)	28,402.262	18.41	522,886
Qualified XII (1.10)	43,564.311	18.30	797,227
Qualified XII (1.15)	12,869.063	18.20	234,217
Qualified XII (1.20)	5,606.213	18.09	101,416
Qualified XII (1.25)	32,303.668	17.99	581,143
Qualified XII (1.30)	188.135	17.88	3,364
Qualified XII (1.35)	2,502.024	17.78	44,486
Qualified XII (1.40)	15,897.580	17.67	280,910
Qualified XII (1.45)	1,914.147	17.57	33,632
Qualified XII (1.50)	236.904	17.47	4,139
Qualified XV	3,453.899	25.65	88,593
Qualified XVI	31,328.364	24.16	756,893
Qualified XVII	652.748	24.82	16,201
Qualified XVIII	1,949.381	12.72	24,796
Qualified XXI	3,425.099	25.99	89,018
Qualified XXV	4,442.849	25.73	114,315
Qualified XXVI	1.185	25.45	30
Qualified XXVII	448,637.743	33.54	15,047,310
Qualified XXVIII	111,419.418	33.23	3,702,467

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
Calvert Social Balanced Portfolio (continued)
Qualified XXXII	490.258	$ 12.41	$ 6,084
Qualified XXXVI	532.164	12.88	6,854
Qualified LIII	1,615.480	12.03	19,434
Qualified LIV	9,839.219	12.00	118,071
Qualified LV	7,063.371	12.06	85,184
Qualified LVI	3,114.312	12.06	37,559
	2,618,062.849		$ 59,467,796
Capital One Mid Cap Equity Fund - Class A
Contracts in accumulation period:
Qualified VI	9.812	$ 13.44	$ 132
Qualified XII (0.70)	152.647	13.72	2,094
Qualified XII (0.80)	2,986.864	13.67	40,830
Qualified XII (0.85)	3,033.565	13.64	41,378
Qualified XII (1.00)	181.492	13.57	2,463
Qualified XII (1.25)	12.842	13.44	173
	6,377.222		$ 87,070
DWS Equity 500 Index Fund - Class S
Contracts in accumulation period:
Qualified XII (1.00)	14,918.115	$ 15.27	$ 227,800
	14,918.115		$ 227,800

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Growth Portfolio - Initial Class (continued)
Qualified XVI	170,439.270	$ 23.13	$ 3,942,260
Qualified XVII	4,217.038	23.76	100,197
Qualified XVIII	28,546.183	33.04	943,166
Qualified XXI	73,759.295	24.88	1,835,131
Qualified XXV	50,817.544	24.64	1,252,144
Qualified XXVI	39,405.341	24.37	960,308
Qualified XXXII	26,192.882	14.58	381,892
Qualified XXXIII (0.65)	3,248.806	13.36	43,404
Qualified XXXVI	46,142.846	13.45	620,621
Qualified LIII	79,536.566	15.24	1,212,137
Qualified LIV	66,322.323	15.20	1,008,099
Qualified LV	119,238.448	15.28	1,821,963
Qualified LVI	39,028.289	15.28	596,352
	15,005,459.872		$ 329,714,206
Fidelity® VIP High Income Portfolio - Initial Class
Currently payable annuity contracts:	7,071.361	$10.72 to $11.25	$ 79,498
Contracts in accumulation period:
Qualified XXVII	548,815.727	10.30	5,652,802
Qualified XXVIII	178,830.967	10.20	1,824,076
	734,718.055		$ 7,556,376

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Overseas Portfolio - Initial Class
Contracts in accumulation period:
Qualified V	602.235	$ 23.31	$ 14,038
Qualified VI	959,982.499	23.78	22,828,384
Qualified VIII	794.269	23.76	18,872
Qualified X (1.15)	76,115.569	24.83	1,889,950
Qualified X (1.25)	115,366.047	24.50	2,826,468
Qualified XII (0.05)	43,234.426	25.80	1,115,448
Qualified XII (0.20)	28,481.687	18.10	515,519
Qualified XII (0.25)	3,636.604	18.01	65,495
Qualified XII (0.30)	9,222.966	17.92	165,276
Qualified XII (0.35)	9,399.647	17.84	167,690
Qualified XII (0.40)	4,117.660	24.75	101,912
Qualified XII (0.45)	15.853	17.67	280
Qualified XII (0.50)	2,112.088	20.08	42,411
Qualified XII (0.50)	45,025.206	18.96	853,678
Qualified XII (0.55)	40,119.622	17.50	702,093
Qualified XII (0.60)	23,872.962	17.41	415,628
Qualified XII (0.65)	24,927.986	17.33	432,002
Qualified XII (0.70)	54,406.123	17.25	938,506
Qualified XII (0.75)	73,787.017	17.17	1,266,923
Qualified XII (0.80)	203,130.813	19.09	3,877,767
Qualified XII (0.85)	118,882.277	23.81	2,830,587
Qualified XII (0.90)	11,860.219	18.94	224,633
Qualified XII (0.95)	188,633.845	23.53	4,438,554
Qualified XII (1.00)	162,783.597	23.40	3,809,136
Qualified XII (1.05)	20,549.991	23.26	477,993
Qualified XII (1.10)	28,094.220	23.13	649,819
Qualified XII (1.15)	22,320.469	22.99	513,148
Qualified XII (1.20)	10,930.076	22.86	249,862
Qualified XII (1.25)	22,909.610	22.73	520,735
Qualified XII (1.30)	6,676.169	22.60	150,881
Qualified XII (1.35)	753.500	22.46	16,924
Qualified XII (1.40)	5,307.999	22.33	118,528
Qualified XII (1.45)	161.573	22.20	3,587
Qualified XII (1.50)	1,132.596	22.08	25,008
Qualified XV	9,280.907	24.58	228,125
Qualified XVI	35,613.413	23.15	824,451
Qualified XVII	2,051.682	23.78	48,789
Qualified XVIII	5,886.250	24.50	144,213
Qualified XXI	9,672.547	24.90	240,846
Qualified XXV	5,785.388	24.66	142,668
Qualified XXVI	4,507.198	24.39	109,931
Qualified XXVII	428,819.887	13.33	5,716,169
Qualified XXXII	3,014.196	18.76	56,546
Qualified XXXVI	5,700.082	19.90	113,432

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Overseas Portfolio - Initial Class (continued)
Qualified LIII	20,291.139	$ 17.09	$ 346,776
Qualified LIV	10,211.803	17.04	174,009
Qualified LV	9,632.417	17.13	165,003
Qualified LVI	6,985.432	17.14	119,730
	2,876,799.761		$ 60,698,423
Fidelity® VIP Contrafund® Portfolio - Initial Class
Currently payable annuity contracts:	612,946.327	$ 17.43	$ 10,683,654
Contracts in accumulation period:
ING Custom Choice 62	27,535.884	16.91	465,632
ING MAP PLUS NP1	158,218.986	17.40	2,753,010
ING MAP PLUS NP6	31,867.944	17.23	549,085
ING MAP PLUS NP7	14.433	17.19	248
ING MAP PLUS NP8	110,135.659	17.16	1,889,928
ING MAP PLUS NP9	6,797.737	17.13	116,445
ING MAP PLUS NP10	37,755.457	17.09	645,241
ING MAP PLUS NP11	40,579.105	17.06	692,280
ING MAP PLUS NP12	44,585.432	17.03	759,290
ING MAP PLUS NP13	15,863.140	16.99	269,515
ING MAP PLUS NP14	51,561.870	16.96	874,489
ING MAP PLUS NP15	27,835.454	16.93	471,254
ING MAP PLUS NP16	43,925.780	16.89	741,906
ING MAP PLUS NP17	60,747.386	16.86	1,024,201
ING MAP PLUS NP18	13,706.317	16.83	230,677
ING MAP PLUS NP19	32,633.902	16.80	548,250
ING MAP PLUS NP20	46,827.831	16.76	784,834
ING MAP PLUS NP21	35,530.558	16.73	594,426
ING MAP PLUS NP22	12,229.371	16.70	204,230
ING MAP PLUS NP23	13,427.682	16.67	223,839
ING MAP PLUS NP24	18,511.467	16.63	307,846
ING MAP PLUS NP25	6,634.920	16.60	110,140
ING MAP PLUS NP26	15,362.164	16.57	254,551
ING MAP PLUS NP27	496.938	16.54	8,219
ING MAP PLUS NP28	30,195.065	16.50	498,219
ING MAP PLUS NP29	6,053.370	16.47	99,699
ING MAP PLUS NP30	9,677.224	16.44	159,094
ING MAP PLUS NP32	731.872	16.37	11,981
ING MAP PLUS NP36	5,802.583	16.25	94,292
Qualified V	1,724.039	36.36	62,686
Qualified VI	9,575,560.347	36.84	352,763,643
Qualified VIII	6,510.744	37.06	241,288
Qualified X (1.15)	342,474.255	41.92	14,356,521
Qualified X (1.25)	958,444.597	33.19	31,810,776
Qualified XII (0.00)	1,150.905	24.20	27,852
Qualified XII (0.00)	1,004,890.502	14.19	14,259,396
Qualified XII (0.05)	241,468.004	39.98	9,653,891
Qualified XII (0.05)	129,222.010	39.98	5,166,296

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Contrafund® Portfolio - Initial Class
(continued)
Qualified XII (0.20)	174,739.623	$ 23.74	$ 4,148,319
Qualified XII (0.25)	106,325.584	23.63	2,512,474
Qualified XII (0.30)	351,409.743	23.51	8,261,643
Qualified XII (0.35)	58,604.504	23.40	1,371,345
Qualified XII (0.40)	86,086.711	36.14	3,111,174
Qualified XII (0.45)	1,481.818	23.18	34,349
Qualified XII (0.50)	1,753,796.206	24.10	42,266,489
Qualified XII (0.50)	32,815.820	20.14	660,911
Qualified XII (0.55)	450,147.180	22.96	10,335,379
Qualified XII (0.60)	217,168.623	22.85	4,962,303
Qualified XII (0.65)	157,881.232	22.74	3,590,219
Qualified XII (0.70)	941,729.392	22.63	21,311,336
Qualified XII (0.75)	826,574.440	22.52	18,614,456
Qualified XII (0.80)	2,132,074.987	24.64	52,534,328
Qualified XII (0.85)	847,161.860	34.77	29,455,818
Qualified XII (0.90)	209,352.756	23.85	4,993,063
Qualified XII (0.95)	4,751,978.215	34.37	163,325,491
Qualified XII (1.00)	3,808,006.684	34.17	130,119,588
Qualified XII (1.05)	341,656.022	33.97	11,606,055
Qualified XII (1.10)	238,539.560	33.78	8,057,866
Qualified XII (1.15)	472,873.036	33.58	15,879,077
Qualified XII (1.20)	63,422.025	33.39	2,117,661
Qualified XII (1.25)	304,740.604	33.19	10,114,341
Qualified XII (1.30)	8,707.617	33.00	287,351
Qualified XII (1.35)	5,306.826	32.81	174,117
Qualified XII (1.40)	41,702.381	32.62	1,360,332
Qualified XII (1.45)	9,965.239	32.43	323,173
Qualified XII (1.50)	5,943.726	32.24	191,626
Qualified XV	53,961.464	38.08	2,054,853
Qualified XVI	221,445.555	35.87	7,943,252
Qualified XVII	30,851.274	36.84	1,136,561
Qualified XVIII	36,563.750	41.39	1,513,374
Qualified XXI	145,423.192	38.58	5,610,427
Qualified XXV	57,656.152	38.20	2,202,465
Qualified XXVI	26,008.444	37.79	982,859
Qualified XXVII	4,815,026.684	42.45	204,397,883
Qualified XXVIII	1,479,266.122	42.06	62,217,933
Qualified XXXII	35,909.354	17.47	627,336
Qualified XXXIII (0.65)	84,796.629	19.84	1,682,365
Qualified XXXVI	65,377.940	19.96	1,304,944
Qualified LIII	191,666.361	15.55	2,980,412
Qualified LIV	372,912.470	15.50	5,780,143
Qualified LV	241,563.445	15.58	3,763,558
Qualified LVI	78,839.657	15.59	1,229,110
	40,117,098.168		$ 1,311,556,583

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Index 500 Portfolio - Initial Class
Contracts in accumulation period:
Qualified XXVII	3,989,637.414	$ 29.21	$ 116,537,309
Qualified XXVIII	351,106.060	28.94	10,161,009
	4,340,743.474		$ 126,698,318
Fidelity® VIP Mid Cap Portfolio - Initial Class
Contracts in accumulation period:
Qualified XII (0.00)	705,726.142	$ 14.13	$ 9,971,910
	705,726.142		$ 9,971,910
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class
Contracts in accumulation period:
Qualified XXVII	766,297.175	$ 22.81	$ 17,479,239
Qualified XXVIII	123,062.613	22.60	2,781,215
	889,359.788		$ 20,260,454
Mutual Discovery Fund - Class R
Contracts in accumulation period:
ING MAP PLUS NP8	17,077.259	$ 18.00	$ 307,391
ING MAP PLUS NP9	13,999.418	17.96	251,430
ING MAP PLUS NP11	5,859.813	17.89	104,832
ING MAP PLUS NP12	17,311.055	17.85	309,002
ING MAP PLUS NP13	11,924.788	17.82	212,500
ING MAP PLUS NP14	2,004.152	17.79	35,654
ING MAP PLUS NP15	75.226	17.75	1,335
ING MAP PLUS NP17	6,902.277	17.68	122,032
ING MAP PLUS NP18	19,681.190	17.65	347,373
ING MAP PLUS NP19	14,181.490	17.61	249,736
ING MAP PLUS NP20	18,620.394	17.58	327,347
ING MAP PLUS NP21	2,928.235	17.54	51,361
ING MAP PLUS NP23	828.114	17.48	14,475
ING MAP PLUS NP24	3,371.608	17.44	58,801
ING MAP PLUS NP25	530.350	17.41	9,233
ING MAP PLUS NP26	415.583	17.37	7,219
ING MAP PLUS NP27	140.076	17.34	2,429
ING MAP PLUS NP28	1,356.898	17.31	23,488
ING MAP PLUS NP29	408.035	17.27	7,047
ING MAP PLUS NP30	87.512	17.24	1,509
ING MAP PLUS NP32	43.684	17.17	750
	137,747.157		$ 2,444,944

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
Franklin Small-Mid Cap Growth Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP10	701.006	$ 14.24	$ 9,982
ING MAP PLUS NP11	11,456.794	14.21	162,801
ING MAP PLUS NP12	424.383	14.18	6,018
ING MAP PLUS NP14	464.599	14.13	6,565
ING MAP PLUS NP15	2,458.332	14.10	34,662
ING MAP PLUS NP17	4,672.241	14.04	65,598
ING MAP PLUS NP18	3,383.820	14.02	47,441
ING MAP PLUS NP19	16,419.407	13.99	229,708
ING MAP PLUS NP22	2,286.259	13.91	31,802
ING MAP PLUS NP24	796.048	13.85	11,025
ING MAP PLUS NP25	346.032	13.83	4,786
ING MAP PLUS NP26	2,390.289	13.80	32,986
ING MAP PLUS NP28	8,938.228	13.74	122,811
ING MAP PLUS NP29	19.019	13.72	261
ING MAP PLUS NP32	70.818	13.64	966
	54,827.275		$ 767,412
Franklin Small Cap Value Securities Fund - Class 2
Currently payable annuity contracts:	77,076.957	$ 15.48	$ 1,193,151
Contracts in accumulation period:
ING Custom Choice 62	730.155	14.81	10,814
ING MAP PLUS NP6	39.984	15.01	600
ING MAP PLUS NP8	26,709.803	14.95	399,312
ING MAP PLUS NP9	951.092	14.92	14,190
ING MAP PLUS NP10	35.356	14.89	526
ING MAP PLUS NP11	14,341.343	14.86	213,112
ING MAP PLUS NP12	7,625.204	14.83	113,082
ING MAP PLUS NP14	9,347.611	14.77	138,064
ING MAP PLUS NP15	1,496.816	14.75	22,078
ING MAP PLUS NP16	2,543.506	14.72	37,440
ING MAP PLUS NP17	5,352.004	14.69	78,621
ING MAP PLUS NP18	2,376.177	14.66	34,835
ING MAP PLUS NP20	22,331.338	14.60	326,038
ING MAP PLUS NP21	1,536.202	14.57	22,382
ING MAP PLUS NP23	639.710	14.52	9,289
ING MAP PLUS NP24	4,381.588	14.49	63,489
ING MAP PLUS NP26	266.496	14.43	3,846
ING MAP PLUS NP28	809.072	14.38	11,634
ING MAP PLUS NP30	1,851.693	14.32	26,516
ING MAP PLUS NP32	173.836	14.26	2,479
ING MAP PLUS NP36	297.009	14.15	4,203
Qualified V	272.060	17.42	4,739
Qualified VI	1,184,181.772	17.60	20,841,599
Qualified X (1.15)	60,348.277	17.71	1,068,768
Qualified X (1.25)	158,587.988	17.60	2,791,149

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
Franklin Small Cap Value Securities Fund - Class 2
(continued)
Qualified XII (0.00)	184.676	$ 19.07	$ 3,522
Qualified XII (0.05)	4,302.795	18.77	80,763
Qualified XII (0.20)	37.410	18.83	704
Qualified XII (0.25)	19,396.660	18.77	364,075
Qualified XII (0.30)	90,405.578	18.71	1,691,488
Qualified XII (0.35)	1,371.866	18.65	25,585
Qualified XII (0.40)	14,163.784	18.59	263,305
Qualified XII (0.50)	1,208.019	18.67	22,554
Qualified XII (0.50)	637,501.326	18.47	11,774,649
Qualified XII (0.55)	53,116.231	18.41	977,870
Qualified XII (0.60)	71,611.032	18.35	1,314,062
Qualified XII (0.65)	137,475.134	18.29	2,514,420
Qualified XII (0.70)	73,488.284	18.23	1,339,691
Qualified XII (0.75)	33,242.875	18.17	604,023
Qualified XII (0.80)	39,095.376	18.12	708,408
Qualified XII (0.85)	174,002.811	18.06	3,142,491
Qualified XII (0.90)	15,469.257	18.00	278,447
Qualified XII (0.95)	167,235.671	17.94	3,000,208
Qualified XII (1.00)	746,693.667	17.88	13,350,883
Qualified XII (1.05)	48,376.595	17.83	862,555
Qualified XII (1.10)	19,117.068	17.77	339,710
Qualified XII (1.15)	51,719.840	17.71	915,958
Qualified XII (1.20)	10,933.739	17.65	192,980
Qualified XII (1.25)	53,895.323	17.60	948,558
Qualified XII (1.30)	2,215.966	17.54	38,868
Qualified XII (1.35)	710.367	17.48	12,417
Qualified XII (1.40)	5,719.753	17.43	99,695
Qualified XII (1.45)	1,157.929	17.37	20,113
Qualified XII (1.50)	704.919	17.32	12,209
Qualified XV	4,722.069	17.94	84,714
Qualified XVI	28,684.098	17.32	496,809
Qualified XVII	3,472.672	17.60	61,119
Qualified XVIII	5,771.428	17.60	101,577
Qualified XXI	32,581.353	18.12	590,374
Qualified XXV	17,972.718	18.17	326,564
Qualified XXVI	9,565.201	18.00	172,174
Qualified XXVII	354,211.431	19.69	6,974,423
Qualified XXVIII	540,591.570	16.83	9,098,156
Qualified XXXII	2,684.929	15.14	40,650
Qualified XXXIII (0.65)	34,672.079	18.38	637,273
Qualified LIII	21,850.883	12.80	279,691
Qualified LIV	22,635.872	12.76	288,834
Qualified LV	11,847.074	12.82	151,879
	5,150,120.377		$ 91,636,404

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING Financial Services Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP9	4,211.902	$ 11.78	$ 49,616
ING MAP PLUS NP13	195.460	11.69	2,285
ING MAP PLUS NP14	1,435.525	11.66	16,738
ING MAP PLUS NP17	903.679	11.60	10,483
ING MAP PLUS NP22	3,187.502	11.48	36,593
ING MAP PLUS NP24	350.189	11.44	4,006
ING MAP PLUS NP28	571.530	11.35	6,487
ING MAP PLUS NP30	120.027	11.31	1,358
ING MAP PLUS NP36	771.651	11.17	8,619
	11,747.465		$ 136,185
ING Real Estate Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP1	9,522.622	$ 16.33	$ 155,504
ING MAP PLUS NP6	5,749.787	16.17	92,974
ING MAP PLUS NP9	12,410.391	16.08	199,559
ING MAP PLUS NP10	253.721	16.04	4,070
ING MAP PLUS NP11	5,054.704	16.01	80,926
ING MAP PLUS NP12	9,299.137	15.98	148,600
ING MAP PLUS NP14	2,530.038	15.92	40,278
ING MAP PLUS NP15	1,323.074	15.89	21,024
ING MAP PLUS NP16	2,289.384	15.86	36,310
ING MAP PLUS NP17	3,136.550	15.83	49,652
ING MAP PLUS NP18	15,541.680	15.80	245,559
ING MAP PLUS NP19	6,493.082	15.77	102,396
ING MAP PLUS NP20	29,503.492	15.73	464,090
ING MAP PLUS NP21	2,447.201	15.70	38,421
ING MAP PLUS NP22	6,011.648	15.67	94,203
ING MAP PLUS NP23	1,809.040	15.64	28,293
ING MAP PLUS NP24	1,426.128	15.61	22,262
ING MAP PLUS NP25	1,255.494	15.58	19,561
ING MAP PLUS NP26	605.170	15.55	9,410
ING MAP PLUS NP28	1,592.776	15.49	24,672
ING MAP PLUS NP29	218.961	15.46	3,385
ING MAP PLUS NP30	2,101.286	15.43	32,423
ING MAP PLUS NP36	592.760	15.25	9,040
	121,168.126		$ 1,922,612

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING GNMA Income Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP1	2,511.148	$ 11.57	$ 29,054
ING MAP PLUS NP6	12,077.811	11.46	138,412
ING MAP PLUS NP9	112.234	11.39	1,278
ING MAP PLUS NP11	3,141.265	11.35	35,653
ING MAP PLUS NP12	2,569.747	11.33	29,115
ING MAP PLUS NP14	20,890.262	11.28	235,642
ING MAP PLUS NP16	7,327.173	11.24	82,357
ING MAP PLUS NP17	16,456.857	11.22	184,646
ING MAP PLUS NP18	735.023	11.20	8,232
ING MAP PLUS NP19	13,830.534	11.17	154,487
ING MAP PLUS NP20	14,423.097	11.15	160,818
ING MAP PLUS NP21	3,094.077	11.13	34,437
ING MAP PLUS NP22	1,342.340	11.11	14,913
ING MAP PLUS NP26	2,194.244	11.02	24,181
ING MAP PLUS NP28	12,299.013	10.98	135,043
ING MAP PLUS NP29	4,163.974	10.96	45,637
ING MAP PLUS NP30	1,428.814	10.94	15,631
ING MAP PLUS NP32	238.027	10.89	2,592
Qualified XII (1.00)	6,705.095	10.93	73,287
	125,540.735		$ 1,405,415
ING Intermediate Bond Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP1	18,517.921	$ 11.65	$ 215,734
ING MAP PLUS NP8	66,283.656	11.49	761,599
ING MAP PLUS NP10	27,476.555	11.45	314,607
ING MAP PLUS NP11	20,543.535	11.42	234,607
ING MAP PLUS NP13	4,643.700	11.38	52,845
ING MAP PLUS NP14	29,734.509	11.36	337,784
ING MAP PLUS NP15	4,484.863	11.34	50,858
ING MAP PLUS NP16	4,978.558	11.31	56,307
ING MAP PLUS NP17	12,283.417	11.29	138,680
ING MAP PLUS NP18	8,526.442	11.27	96,093
ING MAP PLUS NP19	17,745.069	11.25	199,632
ING MAP PLUS NP20	14,173.403	11.23	159,167
ING MAP PLUS NP22	19,584.905	11.18	218,959
ING MAP PLUS NP23	2,104.347	11.16	23,485
ING MAP PLUS NP24	6,428.461	11.14	71,613
ING MAP PLUS NP25	121.508	11.12	1,351
ING MAP PLUS NP26	657.491	11.09	7,292
ING MAP PLUS NP28	9,776.755	11.05	108,033
ING MAP PLUS NP29	725.541	11.03	8,003
ING MAP PLUS NP30	63.860	11.01	703
ING MAP PLUS NP32	641.658	10.97	7,039
	269,496.154		$ 3,064,391

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING AllianceBernstein Mid Cap Growth Portfolio - Service
Class
Contracts in accumulation period:
ING Custom Choice 62	500.705	$ 13.72	$ 6,870
Qualified VI	123,294.130	13.72	1,691,595
Qualified XII (0.00)	34.735	14.19	493
Qualified XII (0.40)	1,562.665	14.04	21,940
Qualified XII (0.50)	7,677.396	14.00	107,484
Qualified XII (0.55)	2,547.725	13.98	35,617
Qualified XII (0.60)	3,053.035	13.96	42,620
Qualified XII (0.65)	910.608	13.94	12,694
Qualified XII (0.70)	5,616.889	13.92	78,187
Qualified XII (0.75)	6,278.018	13.90	87,264
Qualified XII (0.80)	2,461.708	13.89	34,193
Qualified XII (0.85)	11,360.776	13.87	157,574
Qualified XII (0.90)	1,854.116	13.85	25,680
Qualified XII (0.95)	18,591.352	13.83	257,118
Qualified XII (1.00)	55,866.063	13.81	771,510
Qualified XII (1.05)	45.769	13.79	631
Qualified XII (1.10)	1,257.455	13.77	17,315
Qualified XII (1.15)	6,435.598	13.76	88,554
Qualified XII (1.20)	949.544	13.74	13,047
Qualified XII (1.25)	6,056.327	13.72	83,093
Qualified XII (1.30)	3.369	13.70	46
Qualified XII (1.40)	1,180.115	13.66	16,120
Qualified XII (1.45)	20.149	13.65	275
Qualified XII (1.50)	396.437	13.63	5,403
Qualified XV	1,440.344	13.83	19,920
Qualified XVI	1,497.665	13.63	20,413
Qualified XVII	4,244.977	13.72	58,241
Qualified XXI	1,781.132	13.89	24,740
Qualified XXV	1,143.901	13.90	15,900
Qualified XXVI	463.575	13.85	6,421
Qualified LIII	5,307.153	14.09	74,778
Qualified LIV	1,135.304	14.05	15,951
Qualified LV	7,054.978	14.12	99,616
	282,023.713		$ 3,891,303

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Growth Equity Portfolio - Initial Class
(continued)
Qualified XXII	51.384	$ 27.78	$ 1,427
Qualified XXV	13,688.706	26.97	369,184
Qualified XXVI	22,189.094	26.67	591,783
Qualified XXVII	1,294,160.199	30.54	39,523,652
Qualified XXVIII	706,963.979	30.45	21,527,053
Qualified XXXII	10,691.001	14.36	153,523
Qualified XXXIII (0.65)	7,776.565	14.67	114,082
Qualified XXXVI	11,043.923	14.76	163,008
Qualified LIII	29,469.034	14.12	416,103
Qualified LIV	56,241.023	14.08	791,874
Qualified LV	83,561.419	14.15	1,182,394
Qualified LVI	22,841.047	14.15	323,201
	11,198,921.592		$ 275,025,252
ING T. Rowe Price Growth Equity Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP1	7,327.651	$ 14.14	$ 103,613
ING MAP PLUS NP9	2,058.947	13.92	28,661
ING MAP PLUS NP10	15,796.440	13.89	219,413
ING MAP PLUS NP11	22,750.514	13.86	315,322
ING MAP PLUS NP16	2,006.428	13.73	27,548
ING MAP PLUS NP17	13,423.988	13.70	183,909
ING MAP PLUS NP18	858.552	13.67	11,736
ING MAP PLUS NP21	1,308.171	13.59	17,778
ING MAP PLUS NP22	830.856	13.57	11,275
ING MAP PLUS NP23	489.555	13.54	6,629
ING MAP PLUS NP24	1,808.618	13.51	24,434
ING MAP PLUS NP25	845.071	13.49	11,400
ING MAP PLUS NP26	1,532.843	13.46	20,632
ING MAP PLUS NP27	344.354	13.44	4,628
ING MAP PLUS NP28	1,327.195	13.41	17,798
ING MAP PLUS NP30	1,038.624	13.36	13,876
ING MAP PLUS NP32	297.333	13.31	3,958
Qualified XII (1.00)	13,680.550	15.48	211,775
	87,725.690		$ 1,234,385

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
ING Templeton Foreign Equity Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	357.884	$ 12.72	$ 4,552
ING MAP PLUS NP17	4.528	12.81	58
ING MAP PLUS NP25	438.251	12.73	5,579
Qualified VI	151,871.542	12.72	1,931,806
Qualified XII (0.00)	345.114	12.99	4,483
Qualified XII (0.25)	35.324	12.93	457
Qualified XII (0.40)	487.626	12.90	6,290
Qualified XII (0.50)	69,960.323	12.88	901,089
Qualified XII (0.55)	971.462	12.87	12,503
Qualified XII (0.60)	1,180.181	12.86	15,177
Qualified XII (0.65)	656.419	12.85	8,435
Qualified XII (0.70)	5,270.737	12.83	67,624
Qualified XII (0.75)	3,970.349	12.82	50,900
Qualified XII (0.80)	19,551.931	12.81	250,460
Qualified XII (0.85)	14,088.939	12.80	180,338
Qualified XII (0.90)	1,340.178	12.79	17,141
Qualified XII (0.95)	28,130.624	12.78	359,509
Qualified XII (1.00)	92,850.767	12.77	1,185,704
Qualified XII (1.05)	3,384.136	12.76	43,182
Qualified XII (1.10)	3,529.991	12.75	45,007
Qualified XII (1.15)	7,541.870	12.74	96,083
Qualified XII (1.20)	1,908.218	12.73	24,292
Qualified XII (1.25)	4,608.743	12.72	58,623
Qualified XII (1.35)	809.072	12.70	10,275
Qualified XII (1.40)	395.978	12.68	5,021
Qualified XII (1.45)	11.912	12.67	151
Qualified XV	230.631	12.78	2,947
Qualified XVI	1,434.791	12.66	18,164
Qualified XVII	54.597	12.72	694
Qualified XXI	4,053.140	12.81	51,921
Qualified XXV	1,395.678	12.82	17,893
Qualified XXVI	128.323	12.79	1,641
Qualified LIII	1,572.189	12.92	20,313
Qualified LIV	2,037.122	12.88	26,238
Qualified LV	663.837	12.95	8,597
	425,272.407		$ 5,433,147
ING Thornburg Value Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	41,369.030	$ 12.60	$ 521,250
	41,369.030		$ 521,250

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
The Growth Fund of America® - Class R-4
Contracts in accumulation period:
ING Custom Choice 62	8,092.163	$ 15.03	$ 121,625
Qualified V	4,467.091	14.55	64,996
Qualified VI	4,415,752.702	14.63	64,602,462
Qualified XII (0.00)	1,593.164	15.32	24,407
Qualified XII (0.25)	578.776	15.18	8,786
Qualified XII (0.30)	173,779.415	15.15	2,632,758
Qualified XII (0.35)	1,181.208	15.13	17,872
Qualified XII (0.40)	49,917.532	15.10	753,755
Qualified XII (0.50)	1,841.799	15.16	27,922
Qualified XII (0.50)	1,970,669.962	15.04	29,638,876
Qualified XII (0.55)	81,623.837	15.01	1,225,174
Qualified XII (0.60)	157,459.015	14.99	2,360,311
Qualified XII (0.65)	92,757.705	14.96	1,387,655
Qualified XII (0.70)	373,683.463	14.93	5,579,094
Qualified XII (0.75)	154,046.449	14.91	2,296,833
Qualified XII (0.80)	1,946,125.500	14.88	28,958,347
Qualified XII (0.85)	496,556.451	14.85	7,373,863
Qualified XII (0.90)	100,471.401	14.82	1,488,986
Qualified XII (0.95)	629,296.765	14.80	9,313,592
Qualified XII (1.00)	3,695,079.152	14.77	54,576,319
Qualified XII (1.05)	283,624.193	14.74	4,180,621
Qualified XII (1.10)	83,069.791	14.71	1,221,957
Qualified XII (1.15)	156,978.624	14.69	2,306,016
Qualified XII (1.20)	18,292.106	14.66	268,162
Qualified XII (1.25)	223,430.602	14.63	3,268,790
Qualified XII (1.30)	9,501.810	14.61	138,821
Qualified XII (1.35)	957.551	14.58	13,961
Qualified XII (1.40)	21,837.633	14.55	317,738
Qualified XII (1.45)	6,131.266	14.53	89,087
Qualified XII (1.50)	703.664	14.50	10,203
Qualified XV	21,398.661	14.80	316,700
Qualified XVI	79,524.353	14.50	1,153,103
Qualified XVII	28,436.855	14.75	419,444
Qualified XXI	13,962.763	14.88	207,766
Qualified XXV	29,000.317	14.93	432,975
Qualified XXVI	4,810.715	14.86	71,487
Qualified XXVII	1,451,445.467	14.16	20,552,468
Qualified XXXVII	208.382	9.72	2,025
Qualified LIII	21,830.158	14.53	317,192
Qualified LIV	62,391.240	14.48	903,425
Qualified LV	8,991.288	14.56	130,913
Qualified LVI	96.268	14.57	1,403
	16,881,597.257		$ 248,777,890

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
The Income Fund of America® - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP1	2,979.849	$ 14.19	$ 42,284
ING MAP PLUS NP6	2,053.889	14.05	28,857
ING MAP PLUS NP8	2,172.591	14.00	30,416
ING MAP PLUS NP9	1,600.995	13.97	22,366
ING MAP PLUS NP10	6,687.769	13.94	93,227
ING MAP PLUS NP11	12,097.281	13.92	168,394
ING MAP PLUS NP12	17,292.538	13.89	240,193
ING MAP PLUS NP13	518.176	13.86	7,182
ING MAP PLUS NP14	2,586.565	13.83	35,772
ING MAP PLUS NP15	123.310	13.81	1,703
ING MAP PLUS NP17	10,955.904	13.75	150,644
ING MAP PLUS NP18	3,660.929	13.73	50,265
ING MAP PLUS NP19	2,354.916	13.70	32,262
ING MAP PLUS NP20	8,036.553	13.67	109,860
ING MAP PLUS NP21	13,239.227	13.65	180,715
ING MAP PLUS NP22	21,196.943	13.62	288,702
ING MAP PLUS NP24	1,922.729	13.57	26,091
ING MAP PLUS NP25	2,769.924	13.54	37,505
ING MAP PLUS NP26	3,021.523	13.51	40,821
ING MAP PLUS NP28	195.195	13.46	2,627
ING MAP PLUS NP29	34.399	13.43	462
ING MAP PLUS NP30	4,741.364	13.41	63,582
ING MAP PLUS NP32	344.381	13.36	4,601
ING MAP PLUS NP36	109.500	13.25	1,451
	120,696.450		$ 1,659,982
Diversified Value Portfolio
Contracts in accumulation period:
ING MAP PLUS NP8	6,859.249	$ 14.92	$ 102,340
ING MAP PLUS NP28	819.428	14.38	11,783
	7,678.677		$ 114,123
Equity Income Portfolio
Contracts in accumulation period:
ING MAP PLUS NP11	15,814.091	$ 14.28	$ 225,825
ING MAP PLUS NP14	232.717	14.20	3,305
ING MAP PLUS NP17	3,243.038	14.12	45,792
ING MAP PLUS NP23	1,143.245	13.97	15,971
ING MAP PLUS NP28	971.621	13.84	13,447
	21,404.712		$ 304,340

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
Small Company Growth Portfolio
Contracts in accumulation period:
ING MAP PLUS NP8	237.989	$ 13.22	$ 3,146
ING MAP PLUS NP14	2,387.190	13.08	31,224
ING MAP PLUS NP17	21.211	13.01	276
ING MAP PLUS NP20	1,436.326	12.93	18,572
ING MAP PLUS NP28	2,565.077	12.75	32,705
	6,647.793		$ 85,923
Wanger International Small Cap
Contracts in accumulation period:
ING Custom Choice 62	140.295	$ 10.48	$ 1,470
ING MAP PLUS NP8	7,446.690	10.53	78,414
Qualified VI	151,589.089	10.48	1,588,654
Qualified XII (0.00)	3,029.853	10.57	32,026
Qualified XII (0.25)	8.005	10.55	84
Qualified XII (0.30)	1,991.670	10.55	21,012
Qualified XII (0.40)	2,961.898	10.54	31,218
Qualified XII (0.50)	1,588.406	10.53	16,726
Qualified XII (0.50)	301,600.359	10.53	3,175,852
Qualified XII (0.55)	2,661.876	10.53	28,030
Qualified XII (0.65)	853.219	10.52	8,976
Qualified XII (0.70)	5,409.599	10.52	56,909
Qualified XII (0.75)	2,831.255	10.51	29,756
Qualified XII (0.80)	39,866.324	10.51	418,995
Qualified XII (0.85)	29,169.760	10.51	306,574
Qualified XII (0.90)	791.187	10.50	8,307
Qualified XII (0.95)	18,701.068	10.50	196,361
Qualified XII (1.00)	309,587.687	10.50	3,250,671
Qualified XII (1.05)	5,224.508	10.49	54,805
Qualified XII (1.10)	858.194	10.49	9,002
Qualified XII (1.15)	4,388.658	10.49	46,037
Qualified XII (1.20)	23.839	10.48	250
Qualified XII (1.25)	1,545.108	10.48	16,193
Qualified XII (1.35)	589.409	10.47	6,171
Qualified XII (1.40)	10.803	10.47	113
Qualified XII (1.50)	1,069.573	10.46	11,188
Qualified XV	321.850	10.50	3,379
Qualified XVI	1,414.325	10.46	14,794
Qualified XVII	990.666	10.48	10,382
Qualified XXI	3,817.866	10.51	40,126
Qualified XXV	7,764.124	10.52	81,679
Qualified XXVI	549.542	10.51	5,776
Qualified LIII	3,711.473	10.53	39,082
Qualified LIV	3,104.923	10.51	32,633
Qualified LV	147.607	10.55	1,557
	915,760.708		$ 9,623,202

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
Wanger Select
Contracts in accumulation period:
ING Custom Choice 62	1,707.164	$ 16.39	$ 27,980
Qualified V	83.025	15.80	1,312
Qualified VI	1,121,588.429	15.90	17,833,256
Qualified X (1.15)	36,670.352	16.56	607,261
Qualified X (1.25)	72,592.310	16.51	1,198,499
Qualified XII (0.00)	46.624	16.64	776
Qualified XII (0.05)	121,257.113	16.61	2,014,081
Qualified XII (0.25)	41,725.600	16.49	688,055
Qualified XII (0.30)	72,244.121	16.46	1,189,138
Qualified XII (0.35)	1,002.019	16.43	16,463
Qualified XII (0.40)	13,551.725	16.40	222,248
Qualified XII (0.50)	805,445.663	16.34	13,160,982
Qualified XII (0.50)	1,115.058	16.47	18,365
Qualified XII (0.55)	12,637.140	16.31	206,112
Qualified XII (0.60)	15,294.686	16.28	248,997
Qualified XII (0.65)	158,867.526	16.25	2,581,597
Qualified XII (0.70)	51,123.594	16.22	829,225
Qualified XII (0.75)	15,527.903	16.19	251,397
Qualified XII (0.80)	104,587.656	16.16	1,690,137
Qualified XII (0.85)	154,763.839	16.13	2,496,341
Qualified XII (0.90)	19,434.531	16.10	312,896
Qualified XII (0.95)	169,924.133	16.07	2,730,681
Qualified XII (1.00)	865,789.436	16.04	13,887,263
Qualified XII (1.05)	70,844.270	16.01	1,134,217
Qualified XII (1.10)	12,155.516	15.98	194,245
Qualified XII (1.15)	36,932.588	15.96	589,444
Qualified XII (1.20)	4,651.228	15.93	74,094
Qualified XII (1.25)	34,374.973	15.90	546,562
Qualified XII (1.30)	595.415	15.87	9,449
Qualified XII (1.35)	111.484	15.84	1,766
Qualified XII (1.40)	5,998.535	15.81	94,837
Qualified XII (1.45)	91.781	15.78	1,448
Qualified XII (1.50)	786.528	15.75	12,388
Qualified XV	2,307.161	16.07	37,076
Qualified XVI	26,085.695	15.75	410,850
Qualified XVII	5,211.351	16.02	83,486
Qualified XVIII	987.607	16.65	16,444
Qualified XXI	12,439.161	16.16	201,017
Qualified XXV	18,823.716	16.21	305,132
Qualified XXVI	9,155.276	16.14	147,766
Qualified XXXII	2,934.303	16.51	48,445
Qualified LIII	16,339.483	15.75	257,347
Qualified LIV	21,194.517	15.70	332,754
Qualified LV	11,311.743	15.78	178,499
Qualified LVI	95.047	15.78	1,500
	4,150,407.025		$ 66,891,828

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
Wanger U.S. Smaller Companies
Contracts in accumulation period:
ING Custom Choice 62	2,632.414	$ 14.34	$ 37,749
Qualified V	12.748	14.02	179
Qualified VI	445,350.296	14.10	6,279,439
Qualified X (1.15)	3,491.949	14.82	51,751
Qualified X (1.25)	26,978.125	14.10	380,392
Qualified XII (0.05)	5,088.826	14.73	74,958
Qualified XII (0.25)	25,429.604	14.63	372,035
Qualified XII (0.30)	45,718.131	14.60	667,485
Qualified XII (0.40)	18,320.799	14.55	266,568
Qualified XII (0.50)	668.231	14.61	9,763
Qualified XII (0.50)	135,710.305	14.49	1,966,442
Qualified XII (0.55)	16,674.176	14.47	241,275
Qualified XII (0.60)	12,760.982	14.44	184,269
Qualified XII (0.65)	9,574.785	14.41	137,973
Qualified XII (0.70)	40,191.148	14.39	578,351
Qualified XII (0.75)	14,059.744	14.36	201,898
Qualified XII (0.80)	20,392.021	14.33	292,218
Qualified XII (0.85)	95,011.553	14.31	1,359,615
Qualified XII (0.90)	5,049.338	14.28	72,105
Qualified XII (0.95)	72,113.427	14.25	1,027,616
Qualified XII (1.00)	393,114.822	14.23	5,594,024
Qualified XII (1.05)	6,366.861	14.20	90,409
Qualified XII (1.10)	10,731.097	14.18	152,167
Qualified XII (1.15)	14,889.008	14.15	210,679
Qualified XII (1.20)	4,015.248	14.12	56,695
Qualified XII (1.25)	24,212.309	14.10	341,394
Qualified XII (1.30)	3,789.196	14.07	53,314
Qualified XII (1.35)	31.224	14.05	439
Qualified XII (1.40)	3,461.260	14.02	48,527
Qualified XII (1.45)	603.166	14.00	8,444
Qualified XII (1.50)	348.530	13.97	4,869
Qualified XV	1,583.507	14.25	22,565
Qualified XVI	12,976.946	13.97	181,288
Qualified XVIII	63.272	14.89	942
Qualified XXI	2,627.918	14.33	37,658
Qualified XXV	10,298.805	14.38	148,097
Qualified XXVI	8,704.358	14.31	124,559
Qualified LIII	1,331.443	13.15	17,508
Qualified LIV	14,524.221	13.11	190,413
Qualified LV	3,009.780	13.17	39,639
	1,511,911.573		$ 21,525,711

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
Washington Mutual Investors FundSM, Inc. - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP1	19,584.057	$ 13.57	$ 265,756
ING MAP PLUS NP6	2,723.958	13.44	36,610
ING MAP PLUS NP8	4,844.205	13.39	64,864
ING MAP PLUS NP9	24,835.934	13.36	331,808
ING MAP PLUS NP11	20,720.040	13.31	275,784
ING MAP PLUS NP12	19,726.585	13.28	261,969
ING MAP PLUS NP13	29,130.985	13.26	386,277
ING MAP PLUS NP14	91,793.431	13.23	1,214,427
ING MAP PLUS NP15	16,393.703	13.21	216,561
ING MAP PLUS NP17	7,537.994	13.16	99,200
ING MAP PLUS NP18	14,467.598	13.13	189,960
ING MAP PLUS NP19	2,785.341	13.10	36,488
ING MAP PLUS NP20	76,283.064	13.08	997,782
ING MAP PLUS NP21	9,528.050	13.05	124,341
ING MAP PLUS NP22	10,951.217	13.03	142,694
ING MAP PLUS NP23	14,824.820	13.00	192,723
ING MAP PLUS NP24	11,592.854	12.98	150,475
ING MAP PLUS NP26	696.208	12.93	9,002
ING MAP PLUS NP27	338.747	12.90	4,370
ING MAP PLUS NP28	7,814.255	12.88	100,648
ING MAP PLUS NP29	5,315.793	12.85	68,308
ING MAP PLUS NP30	2,460.942	12.83	31,574
ING MAP PLUS NP32	202.922	12.78	2,593
	394,552.703		$ 5,204,214

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Division/Contract	Units	Unit Value	Extended Value
Washington Mutual Investors FundSM, Inc. - Class R-4
Contracts in accumulation period:
ING Custom Choice 62	7,605.255	$ 13.50	$ 102,671
Qualified V	2,170.853	13.13	28,503
Qualified VI	2,070,127.354	13.21	27,346,382
Qualified XII (0.25)	117.014	13.71	1,604
Qualified XII (0.30)	77,601.310	13.68	1,061,586
Qualified XII (0.35)	1,609.294	13.66	21,983
Qualified XII (0.40)	42,461.776	13.63	578,754
Qualified XII (0.50)	795.426	13.69	10,889
Qualified XII (0.50)	48,835.390	13.58	663,185
Qualified XII (0.55)	30,944.876	13.56	419,613
Qualified XII (0.60)	70,265.874	13.53	950,697
Qualified XII (0.65)	22,702.244	13.51	306,707
Qualified XII (0.70)	113,992.478	13.48	1,536,619
Qualified XII (0.75)	97,636.596	13.46	1,314,189
Qualified XII (0.80)	1,053,903.494	13.43	14,153,924
Qualified XII (0.85)	293,251.101	13.41	3,932,497
Qualified XII (0.90)	51,348.226	13.38	687,039
Qualified XII (0.95)	401,175.865	13.36	5,359,710
Qualified XII (1.00)	1,229,889.080	13.33	16,394,421
Qualified XII (1.05)	63,508.113	13.31	845,293
Qualified XII (1.10)	55,424.508	13.28	736,037
Qualified XII (1.15)	62,681.150	13.26	831,152
Qualified XII (1.20)	19,876.252	13.24	263,162
Qualified XII (1.25)	160,198.147	13.21	2,116,218
Qualified XII (1.30)	54.351	13.19	717
Qualified XII (1.35)	4,058.973	13.16	53,416
Qualified XII (1.40)	14,172.214	13.14	186,223
Qualified XII (1.45)	2,194.249	13.11	28,767
Qualified XII (1.50)	170.245	13.09	2,229
Qualified XV	3,766.322	13.36	50,318
Qualified XVI	39,026.022	13.09	510,851
Qualified XVII	15,939.557	13.31	212,156
Qualified XXI	8,026.819	13.43	107,800
Qualified XXV	6,378.369	13.47	85,917
Qualified XXVI	2,303.652	13.41	30,892
Qualified XXVII	742,033.016	12.73	9,446,080
Qualified LIII	5,403.976	13.05	70,522
Qualified LIV	50,899.277	13.01	662,200
Qualified LV	10,441.666	13.07	136,473
Qualified LVI	78.756	13.08	1,030
	6,883,069.140		$ 91,248,426
Wells Fargo Advantage Small Cap Value Fund - Class A
Contracts in accumulation period:
Qualified XII (1.00)	4,036.399	$ 11.68	$ 47,145
	4,036.399		$ 47,145

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

ING MAP PLUS

Group contracts issued in connection with ING MAP Plus NP, shown separately for differing daily asset charges.

Qualified I

Individual Contracts issued prior to May 1, 1975 in connection with "Qualified Corporate
Retirement Plans" established pursuant to Section 401 of the Internal Revenue Code
("Code"); tax-deferred annuity plans established by the public school systems and tax-
exempt organizations pursuant to Section 403(b) of the Code, and certain individual retirement annuity plans established by or on behalf of individuals pursuant to Section
408(b) of the Code; individual Contracts issued prior to November 1, 1975 in connection with "H.R. 10 Plans" established by persons entitled to the benefits of the Self-Employed
Individuals Tax Retirement Act of 1962, as amended; allocated group Contracts issued prior to May 1, 1975 in connection with qualified corporate retirement plans; and group
Contracts issued prior to October 1, 1978 in connection with tax-deferred annuity plans.

Qualified V

Certain group AetnaPlus Contracts issued since August 28, 1992 in connection with
"Optional Retirement Plans" established pursuant to Section 403(b) or 401(a) of the
Internal Revenue Code.

Qualified VI

Certain group AetnaPlus Contracts issued in connection with tax-deferred annuity plans,
Retirement Plus plans and deferred compensation plans since August 28, 1992.

Qualified VII

Certain existing Contracts that were converted to ACES, an administrative system
(previously valued under Qualified I).

Qualified VIII

Group AetnaPlus Contracts issued in connection with Tax-Deferred Annuity Plans and
Deferred Compensation Plans adopted by state and local governments since June 30,
1993.

Qualified IX

Certain large group Contracts (Jumbo) that were converted to ACES, an administrative system (previously valued under Qualified VI).

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

       Qualified X

Individual retirement annuity and Simplified Employee Pension (“SEP”) plans issued or converted to ACES, an administrative system.

Qualified XII

Group Retirement Plus and Voluntary TDA Contracts issued since 1996 in connection with plans established pursuant to Section 403(b) or 401(a) of the Internal Revenue Code,
shown separately by applicable daily charge; and Contracts issued since October 1, 1996 in connection with optional retirement plans established pursuant to Section 403(b) or
403(a) of the Internal Revenue Code.

Qualified XV

Certain existing Contracts issued in connection with deferred compensation plans issued through product exchange on December 16, 1996 (previously valued under Qualified VI), and new Contracts issued after that date in connection with certain deferred compensation plans.

Qualified XVI

Group AetnaPlus Contracts assessing an administrative expense charge effective April 7,
1997 issued in connection with tax-deferred annuity plans, Retirement Plus plans and deferred compensation plans.

Qualified XVII

Group AetnaPlus Contracts containing contractual limits on fees issued in connection with tax-deferred annuity plans and deferred compensation plans, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

Qualified XVIII

Individual retirement annuity and SEP plan Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May
29, 1997.

Qualified XIX

Group Corporate 401 Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Qualified XX

Group HR 10 Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

Qualified XXI

Certain existing Contracts issued in connection with deferred compensation plans having
Contract modifications effective May 20, 1999.

Qualified XXII

Certain existing Contracts issued in connection with deferred compensation plans having
Contract modifications effective May 20, 1999.

Qualified XXV

Group Contracts issued in connection with Aetna Government Custom Choice plans having Contract modifications effective October 2000 to lower mortality and expense fee.

Qualified XXVI

Group Contracts issued in connection with Aetna Government Custom Choice plans having Contract modifications effective October 2000 to lower mortality and expense fee.

Qualified XXVII

Group Contracts issued in connection with tax deferred annuity plans having Contract modifications effective February 2000 to lower mortality and expense fee.

Qualified XXVIII

Group Contracts issued in connection with optional retirement plans having Contract modifications effective February 2000 to lower mortality and expense fee.

Qualified XXIX

Individual Contracts issued in connection with tax-deferred annuity plans and individual retirement annuity plans since May 1, 1975, H.R. 10 Plans since November 1, 1975, group Contracts issued since October 1, 1978 in connection with tax-deferred annuity plans and group Contracts issued since May 1, 1979 in connection with deferred compensation plans adopted by state and local governments and H.R. 10 Plans.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Qualified XXX

Individual Contracts issued in connection with tax-deferred annuity plans and individual retirement annuity plans since May 1, 1975, H.R. 10 Plans since November 1, 1975, group Contracts issued since October 1, 1978 in connection with tax-deferred annuity plans and group Contracts issued since May 1, 1979 in connection with deferred compensation plans adopted by state and local governments and H.R. 10 Plans.

Qualified XXXI

Group Contracts issued in connection with the San Bernadino 457(f) Plan at a zero basis point charge, effective in 2004.

Qualified XXXII

Individual Contracts issued in connection with the 1992/1994 Pension IRA at 125 basis points, effective in 2004.

Qualified XXXIII

Group Contracts issued in connection with Multiple Sponsored Retirement Options product at 40 and 65 basis points.

Qualified XXXV

Group Contracts issued in connection with Multiple Sponsored Retirement Options product at 35 basis points.

Qualified XXXVI

Group Contracts issued in connection with Multiple Sponsored Retirement Options product at 55 and 80 basis points.

Qualified XXXVII

Group Contracts issued in connection with ING Retirement Plus and ING Voluntary
TDA products at a zero basis point charge.

Qualified L

Group Contracts issued in connection with Education Custom Choice 457, ING
Retirement Plus and ING Voluntary TDA products at a zero basis point charge.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Qualified LIII

Group Contracts issued in connection with ING Custom Choice Original and Value product at 45 basis point charge.

Qualified LIV

Group Contracts issued in connection with ING Custom Choice Original and Value product at 80 basis point charge.

Qualified LV

Group Contracts issued in connection with ING Custom Choice Original and Value product at 30 basis point charge.

Qualified LVI

Group Contracts issued in connection with ING Custom Choice Original and Value product at 25 basis point charge.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

10.  Financial Highlights

A summary of unit values, units outstanding and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the years ended December 31, 2007, 2006, 2005, 2004 and 2003, follows:

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
AIM Mid Cap Core Equity Fund - Class A
2007	19	$13.74 to $16.18	$270	1.19%	0.65% to 1.60%	8.75% to 9.19%
2006	18	$12.67 to $14.87	$234	0.76%	0.65% to 1.70%	9.99% to 10.40%
2005	16	$11.62 to $13.52	$188	-	0.65% to 1.60%	5.73% to 6.77%
2004	18	$10.99 to $11.08	$196	(b)	0.65% to 1.60%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
AIM Small Cap Growth Fund - Class A
2007	2	$14.34	$34	-	1.00%	10.22%
2006	1	$13.01	$17	-	1.00%	13.23%
2005	1	$11.49	$8	0.25%	1.00%	7.18%
2004	-	$10.72	$0	(b)	1.00%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
AIM Global Health Care Fund - Investor Class
2007	4	$34.39 to $35.57	$144	-	0.65% to 2.00%	9.62% to 10.12%
2006	4	$31.61 to $31.99	$114	-	0.90% to 1.70%	3.36% to 3.43%
2005	2	$30.81 to $30.93	$68	(c)	0.90% to 1.65%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
AIM V.I. Capital Appreciation Fund - Series I Shares
2007	2,976	$7.08 to $14.33	$33,456	-	0.00% to 1.50%	10.28% to 11.95%
2006	3,257	$6.42 to $12.36	$32,996	0.07%	0.00% to 1.50%	4.72% to 6.35%
2005	2,001	$6.22 to $11.61	$19,374	0.06%	0.00% to 1.50%	0.10% to 8.80%
2004	2,282	$5.77 to $10.80	$20,524	-	0.00% to 1.50%	4.97% to 14.62%
2003	2,409	$5.47 to $10.25	$20,562	-	0.25% to 1.50%	27.54% to 29.11%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
AIM V.I. Core Equity Fund - Series I Shares
2007	4,536	$8.58 to $14.75	$48,225	1.11%	0.00% to 1.50%	6.45% to 8.04%
2006	5,005	$8.01 to $13.60	$49,719	0.66%	0.00% to 1.50%	15.02% to 16.80%
2005	3,691	$6.93 to $11.81	$31,783	1.36%	0.00% to 1.50%	3.66% to 5.23%
2004	4,620	$6.65 to $11.18	$38,313	0.91%	0.00% to 1.50%	7.32% to 38.44%
2003	5,544	$6.16 to $10.37	$42,522	1.00%	0.25% to 1.50%	22.56% to 24.08%
AllianceBernstein Growth and Income Fund, Inc. - Class A
2007	9	$13.01 to $13.50	$120	1.08%	0.70% to 1.65%	3.75% to 4.39%
2006	5	$12.54 to $12.76	$65	1.35%	1.05% to 1.65%	15.48% to 15.48%
2005	4	$10.98 to $10.99	$42	(f)	1.20% to 1.25%	(f)
2004	2	$10.75	$22	(b)	0.95%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
AllianceBernstein Growth and Income Portfolio - Class A
2007	46	$13.99 to $14.11	$645	1.66%	1.00% to 1.25%	3.78% to 4.06%
2006	41	$13.48 to $13.56	$557	1.74%	1.00% to 1.25%	15.91% to 15.97%
2005	22	$11.63 to $11.65	$260	1.29%	1.15% to 1.25%	3.56%
2004	4	$11.23	$50	(b)	1.25%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
Allianz NFJ Small-Cap Value - Class A
2007	28	$16.02 to $16.30	$454	1.93%	0.75% to 1.20%	4.84% to 5.30%
2006	31	$15.28 to $15.50	$477	1.87%	0.70% to 1.20%	17.18% to 17.59%
2005	30	$13.04 to $13.14	$398	3.10%	0.80% to 1.20%	9.33%
2004	4	$12.00	$53	(b)	0.90%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
American Balanced Fund® - Class R-3
2007	506	$12.24 to $12.95	$6,361	2.43%	0.00% to 1.45%	4.70% to 5.95%
2006	422	$11.66 to $12.12	$5,014	2.18%	0.20% to 1.55%	9.69% to 11.20%
2005	340	$10.63 to $10.89	$3,656	2.07%	0.25% to 1.55%	1.43% to 2.54%
2004	120	$10.50 to $10.61	$1,269	(b)	0.30% to 1.45%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
American Century Income & Growth Fund - A Class
2007	471	$11.83 to $36.60	$5,597	1.28%	1.00% to 1.10%	-1.62% to -1.50%
2006	495	$12.01 to $37.17	$5,990	1.59%	1.00% to 1.10%	15.59% to 15.70%
2005	539	$10.38 to $31.95	$5,629	1.78%	1.00% to 1.10%	3.36% to 3.49%
2004	433	$10.03 to $30.91	$4,389	1.83%	1.00% to 1.10%	11.51% to 11.57%
2003	272	$8.99 to $27.72	$2,491	1.48%	1.00% to 1.10%	27.92% to 28.06%
Ariel Appreciation Fund
2007	49	$11.43 to $11.96	$578	0.50%	0.95% to 2.10%	-3.27% to -2.29%
2006	52	$11.91 to $12.24	$629	0.05%	0.95% to 1.90%	8.87% to 9.87%
2005	35	$10.94 to $11.16	$394	0.34%	0.85% to 1.90%	1.47% to 2.01%
2004	18	$10.88 to $10.94	$192	(b)	0.85% to 1.40%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
Ariel Fund
2007	68	$11.93 to $12.65	$838	0.40%	0.60% to 2.10%	-3.52% to -2.40%
2006	52	$12.51 to $12.91	$660	-	0.70% to 1.80%	8.48% to 9.22%
2005	46	$11.56 to $11.73	$537	0.58%	0.95% to 1.70%	-0.43% to -0.34%
2004	13	$11.66 to $11.70	$154	(b)	1.25% to 1.60%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
Calvert Social Balanced Portfolio
2007	2,618	$12.00 to $33.54	$59,468	2.34%	0.00% to 1.50%	1.21% to 2.75%
2006	2,925	$11.75 to $32.97	$65,397	2.25%	0.00% to 1.50%	7.14% to 8.80%
2005	3,274	$11.39 to $30.61	$66,533	1.77%	0.00% to 1.50%	4.07% to 5.61%
2004	3,412	$10.91 to $29.27	$66,170	1.71%	0.00% to 1.50%	6.63% to 8.01%
2003	3,259	$10.21 to $27.31	$60,576	1.94%	0.25% to 1.50%	17.49% to 18.96%
Capital One Mid Cap Equity Fund - Class A
2007	6	$13.44 to $13.72	$87	-	0.70% to 1.25%	1.34% to 1.55%
2006	7	$13.46 to $13.51	$96	0.02%	0.70% to 0.85%	9.52% to 9.59%
2005	10	$12.29 to $12.30	$125	(c)	0.80% to 0.85%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
DWS Equity 500 Index Fund - Class S
2007	15	$15.27	$228	2.03%	1.00%	4.30%
2006	11	$14.64	$167	1.85%	1.00%	14.46%
2005	5	$12.79	$66	-	1.00%	3.65%
2004	-	$12.34	$2	(b)	1.00%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
EuroPacific Growth Fund® - Class R-3
2007	486	$18.87 to $20.20	$9,594	2.23%	0.00% to 1.75%	16.70% to 18.27%
2006	225	$16.29 to $16.91	$3,767	1.95%	0.25% to 1.55%	19.60% to 21.13%
2005	87	$13.62 to $13.96	$1,208	1.93%	0.25% to 1.55%	19.09% to 20.14%
2004	48	$11.47 to $11.58	$553	(b)	0.40% to 1.40%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
EuroPacific Growth Fund® - Class R-4
2007	11,118	$9.92 to $20.24	$212,894	2.15%	0.00% to 1.50%	17.11% to 18.85%
2006	8,654	$14.58 to $17.16	$141,230	2.13%	0.00% to 1.50%	20.03% to 21.40%
2005	4,523	$12.09 to $14.26	$61,647	2.63%	0.40% to 1.50%	19.25% to 20.43%
2004	1,426	$11.43 to $11.96	$16,360	(b)	0.55% to 1.50%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
Evergreen Equity Income Fund - Class I
2007	330	$11.45 to $11.58	$3,826	(e)	0.95% to 1.50%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
Evergreen Special Values Fund - Class A
2007	4,354	$12.72 to $23.16	$94,562	1.21%	0.30% to 1.55%	-9.51% to -8.57%
2006	4,425	$15.03 to $24.96	$105,934	0.42%	0.50% to 1.55%	19.54% to 20.78%
2005	3,781	$12.57 to $20.60	$75,301	0.93%	0.55% to 1.55%	8.74% to 9.85%
2004	2,610	$11.56 to $18.76	$47,554	0.96%	0.55% to 1.55%	18.85% to 18.90%
2003	1,118	$15.33 to $15.50	$17,138	-	0.95% to 1.00%	34.00% to 34.08%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Fidelity® VIP Equity-Income Portfolio - Initial Class
2007	17,821	$13.07 to $33.82	$426,528	1.84%	0.00% to 2.15%	-0.38% to 1.55%
2006	18,954	$13.23 to $33.70	$455,731	3.30%	0.00% to 1.95%	17.81% to 20.16%
2005	19,555	$11.23 to $28.36	$401,206	1.61%	0.00% to 1.95%	4.15% to 5.90%
2004	21,024	$10.84 to $27.10	$405,088	1.43%	0.00% to 1.95%	9.88% to 11.29%
2003	18,499	$10.50 to $24.58	$327,820	1.56%	0.25% to 1.50%	28.39% to 30.03%
Fidelity® VIP Growth Portfolio - Initial Class
2007	15,005	$13.28 to $33.50	$329,714	0.83%	0.00% to 1.85%	24.81% to 26.93%
2006	16,905	$10.60 to $26.69	$295,822	0.40%	0.00% to 1.65%	5.20% to 6.89%
2005	19,931	$9.98 to $25.27	$329,184	0.51%	0.00% to 1.80%	3.98% to 5.79%
2004	24,025	$9.50 to $24.16	$377,338	0.26%	0.00% to 1.65%	1.80% to 3.11%
2003	24,544	$9.27 to $23.64	$380,196	0.24%	0.25% to 1.50%	30.83% to 32.47%
Fidelity® VIP High Income Portfolio - Initial Class
2007	735	$10.20 to $11.25	$7,556	8.27%	1.00% to 1.50%	1.26% to 1.78%
2006	767	$10.04 to $11.11	$7,752	8.35%	1.00% to 1.50%	9.57% to 10.12%
2005	647	$9.12 to $9.19	$6,022	14.48%	1.00% to 1.10%	1.56% to 1.77%
2004	568	$8.98 to $9.03	$5,210	9.10%	1.00% to 1.50%	8.40% to 8.45%
2003	866	$8.28 to $8.33	$7,292	5.36%	1.00% to 1.50%	25.84% to 26.02%
Fidelity® VIP Overseas Portfolio - Initial Class
2007	2,877	$13.33 to $25.80	$60,698	3.37%	0.00% to 1.50%	15.56% to 17.27%
2006	2,821	$11.47 to $22.00	$51,710	0.89%	0.00% to 1.50%	16.32% to 18.09%
2005	2,828	$9.82 to $18.63	$44,759	0.65%	0.00% to 1.50%	5.21% to 19.04%
2004	3,036	$8.33 to $15.65	$41,057	1.10%	0.00% to 1.50%	11.91% to 27.00%
2003	2,508	$7.40 to $13.88	$30,341	0.50%	0.25% to 1.50%	41.20% to 43.00%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2007	40,117	$14.19 to $42.45	$1,311,557	0.95%	0.00% to 2.15%	-6.90% to 17.56%
2006	40,979	$12.07 to $36.46	$1,176,582	1.31%	0.00% to 1.95%	9.57% to 11.73%
2005	37,845	$12.96 to $32.97	$1,008,057	0.26%	0.00% to 1.95%	14.84% to 16.95%
2004	32,399	$11.31 to $28.47	$743,262	0.31%	0.00% to 1.85%	13.73% to 15.24%
2003	27,815	$10.35 to $24.91	$564,372	0.40%	0.25% to 1.50%	26.56% to 28.10%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Fidelity® VIP Index 500 Portfolio - Initial Class
2007	4,341	$28.94 to $29.21	$126,698	3.67%	1.00% to 1.10%	4.29% to 4.40%
2006	4,609	$27.75 to $27.98	$128,845	1.65%	1.00% to 1.10%	14.43% to 14.58%
2005	4,779	$24.25 to $24.42	$116,615	1.72%	1.00% to 1.10%	3.72% to 3.78%
2004	4,966	$23.38 to $23.53	$116,763	1.24%	1.00% to 1.10%	9.41% to 9.49%
2003	4,705	$21.37 to $21.49	$101,046	1.34%	1.00% to 1.10%	26.98% to 27.16%
Fidelity® VIP Mid Cap Portfolio - Initial Class
2007	706	$14.13	$9,972	0.92%	0.00%	15.63%
2006	446	$12.22	$5,451	(d)	0.00%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class
2007	889	$22.60 to $22.81	$20,260	6.08%	1.00% to 1.10%	14.20% to 14.34%
2006	921	$19.79 to $19.95	$18,360	2.71%	1.00% to 1.10%	6.17% to 6.29%
2005	994	$18.64 to $18.77	$18,646	2.68%	1.00% to 1.10%	2.93% to 2.96%
2004	1,116	$18.11 to $18.23	$20,327	2.80%	1.00% to 1.10%	4.32% to 4.47%
2003	1,246	$17.36 to $17.45	$21,727	3.47%	1.00% to 1.10%	16.67% to 16.80%
Mutual Discovery Fund - Class R
2007	138	$17.17 to $18.00	$2,445	2.27%	0.35% to 1.55%	9.02% to 10.43%
2006	89	$15.75 to $16.30	$1,438	2.06%	0.35% to 1.55%	20.97% to 22.16%
2005	51	$13.02 to $13.27	$667	1.41%	0.55% to 1.55%	13.95%
2004	16	$11.54 to $11.60	$186	(b)	0.45% to 1.05%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
Franklin Small-Mid Cap Growth Fund - Class A
2007	55	$13.64 to $14.24	$767	-	0.65% to 1.75%	9.73% to 10.99%
2006	44	$12.43 to $12.83	$556	-	0.65% to 1.75%	5.76% to 6.60%
2005	27	$11.80 to $11.98	$318	-	0.80% to 1.60%	8.86%
2004	6	$10.84 to $10.91	$70	(b)	0.90% to 1.60%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Franklin Small Cap Value Securities Fund - Class 2
2007	5,150	$12.76 to $19.69	$91,636	0.69%	0.00% to 1.95%	-4.10% to -2.71%
2006	4,814	$13.16 to $20.37	$88,521	0.64%	0.15% to 1.75%	15.05% to 16.53%
2005	4,489	$12.96 to $17.59	$72,308	0.78%	0.35% to 1.65%	7.02% to 8.16%
2004	3,359	$12.11 to $16.33	$50,132	0.13%	0.00% to 1.65%	21.91% to 23.12%
2003	1,312	$10.35 to $13.33	$15,883	0.19%	0.55% to 1.50%	30.14% to 31.36%
ING Financial Services Fund - Class A
2007	12	$11.17 to $11.78	$136	1.82%	0.40% to 1.75%	-14.51% to -13.79%
2006	6	$13.23 to $13.56	$84	1.20%	0.60% to 1.45%	16.42%
2005	4	$11.63 to $11.66	$51	-	0.50% to 0.65%	7.27%
2004	1	$10.87	$9	(b)	0.50%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
ING Real Estate Fund - Class A
2007	121	$15.25 to $16.33	$1,923	2.75%	0.00% to 1.75%	-17.75% to -16.74%
2006	124	$18.70 to $19.45	$2,373	2.49%	0.20% to 1.55%	34.10% to 35.71%
2005	67	$13.99 to $14.31	$954	4.05%	0.25% to 1.45%	10.59% to 11.47%
2004	22	$12.65 to $12.76	$282	(b)	0.45% to 1.45%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
ING GNMA Income Fund - Class A
2007	126	$10.89 to $11.57	$1,405	3.87%	0.00% to 1.55%	4.11% to 5.37%
2006	91	$10.44 to $10.87	$973	5.45%	0.20% to 1.55%	2.75% to 3.93%
2005	69	$10.11 to $10.44	$712	4.48%	0.25% to 1.55%	0.99% to 2.25%
2004	40	$10.10 to $10.20	$404	(b)	0.30% to 1.45%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
ING Intermediate Bond Fund - Class A
2007	269	$10.97 to $11.65	$3,064	4.22%	0.00% to 1.55%	4.18% to 5.34%
2006	151	$10.53 to $10.95	$1,633	4.65%	0.20% to 1.55%	2.13% to 3.33%
2005	79	$10.31 to $10.52	$829	3.96%	0.45% to 1.55%	1.66% to 2.24%
2004	52	$10.20 to $10.29	$535	(b)	0.40% to 1.40%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING AllianceBernstein Mid Cap Growth Portfolio -
Service Class
2007	282	$13.63 to $14.19	$3,891	-	0.00% to 1.50%	9.21% to 10.32%
2006	262	$12.48 to $12.69	$3,286	-	0.50% to 1.50%	0.24% to 1.20%
2005	88	$12.45 to $12.54	$1,096	(c)	0.50% to 1.50%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING BlackRock Large Cap Growth Portfolio -
Institutional Class
2007	11,126	$9.76 to $10.53	$115,938	(e)	0.00% to 1.50%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
ING BlackRock Large Cap Growth Portfolio - Service
Class
2007	4	$12.08 to $12.17	$43	-	0.00% to 0.50%	6.75%
2006	0	$11.40	$-	(d)	0.00%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING BlackRock Large Cap Growth Portfolio - Service 2
Class
2007	14	$10.45	$147	(e)	0.35%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
ING Evergreen Health Sciences Portfolio - Service Class
2007	460	$13.42 to $13.97	$6,256	0.13%	0.00% to 1.50%	6.93% to 8.55%
2006	351	$12.55 to $12.87	$4,440	-	0.00% to 1.50%	12.15% to 13.32%
2005	129	$11.19 to $11.29	$1,446	(c)	0.50% to 1.50%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Evergreen Omega Portfolio - Service Class
2007	-	$12.97	-	(e)	-	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
ING FMRSM Diversified Mid Cap Portfolio - Service Class
2007	1,307	$9.76 to $15.28	$19,443	0.12%	0.00% to 1.85%	12.77% to 14.09%
2006	1,115	$13.00 to $13.31	$14,604	-	0.35% to 1.55%	10.25% to 11.36%
2005	390	$11.80 to $11.88	$4,611	(c)	0.50% to 1.50%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING FMRSM Large Cap Growth Portfolio - Institutional Class
2007	14	$10.08 to $10.28	$142	-	0.40% to 1.45%	2.53% to 3.33%
2006	16	$9.85 to $9.93	$162	(d)	0.50% to 1.50%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING FMRSM Large Cap Growth Portfolio - Service Class
2007	-	$10.05	-	(e)	1.45%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
ING Global Resources Portfolio - Institutional Class
2007	3	$13.92	$44	(e)	0.20%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Global Resources Portfolio - Service Class
2007	8,097	$13.42 to $13.65	$109,431	(e)	0.00% to 1.50%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
ING Janus Contrarian Portfolio - Service Class
2007	403	$11.44 to $11.49	$4,611	(e)	0.00% to 0.50%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
ING JPMorgan Emerging Markets Equity Portfolio -
Adviser Class
2007	18	$20.17	$368	0.94%	0.35%	37.49%
2006	4	$14.67	$57	(d)	0.35%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING JPMorgan Emerging Markets Equity Portfolio -
Institutional Class
2007	2,077	$21.10	$43,831	1.12%	1.00%	37.46%
2006	1,901	$15.35	$29,171	0.67%	1.00%	34.77%
2005	1,396	$11.39	$15,902	(c)	1.00%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
2007	1,642	$15.61 to $25.32	$40,173	0.95%	0.10% to 1.50%	36.42% to 37.80%
2006	1,200	$11.43 to $18.30	$21,610	0.43%	0.40% to 1.50%	33.78% to 35.12%
2005	512	$13.38 to $13.50	$6,873	(c)	0.50% to 1.50%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING JPMorgan Small Cap Core Equity Portfolio -
Service Class
2007	194	$12.55 to $13.06	$2,468	0.15%	0.00% to 1.50%	-3.16% to -2.13%
2006	126	$12.96 to $13.25	$1,643	-	0.40% to 1.50%	15.07% to 16.04%
2005	25	$11.28 to $11.38	$282	(c)	0.50% to 1.40%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING JPMorgan Value Opportunities Portfolio -
Institutional Class
2007	6	$11.05 to $11.07	$72	4.08%	1.15% to 1.25%	-2.13% to -2.04%
2006	2	$11.29 to $11.30	$26	(d)	1.15% to 1.25%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING JPMorgan Value Opportunities Portfolio - Service
Class
2007	166	$10.95 to $11.23	$1,839	1.80%	0.00% to 1.50%	-2.58% to -1.68%
2006	73	$11.24 to $11.32	$824	(d)	0.50% to 1.50%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Julius Baer Foreign Portfolio - Service Class
2007	3,036	$17.69 to $20.46	$59,851	0.08%	0.00% to 1.50%	14.70% to 16.46%
2006	1,766	$15.30 to $17.79	$30,166	(d)	0.00% to 1.50%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Legg Mason Value Portfolio - Service Class
2007	390	$11.03 to $11.59	$4,394	-	0.00% to 1.85%	-7.49% to -6.28%
2006	282	$12.02 to $12.30	$3,415	-	0.30% to 1.55%	4.97% to 5.98%
2005	148	$11.46 to $11.57	$1,700	(c)	0.50% to 1.50%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Lord Abbett Affiliated Portfolio - Institutional Class
2007	11,800	$10.99 to $11.33	$131,763	0.05%	0.20% to 1.95%	2.79% to 3.78%
2006	99	$10.77 to $10.85	$1,068	(d)	0.50% to 1.50%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Lord Abbett Affiliated Portfolio - Service Class
2007	46	$11.08 to $11.17	$516	(e)	0.85% to 1.35%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
ING Marsico Growth Portfolio - Service Class
2007	325	$11.39 to $13.76	$4,327	-	0.00% to 1.50%	12.43% to 14.19%
2006	233	$10.11 to $12.05	$2,747	-	0.00% to 1.50%	3.34% to 4.46%
2005	102	$11.37 to $11.47	$1,159	(c)	0.50% to 1.50%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Marsico International Opportunities Portfolio -
Adviser Class
2007	6	$11.33	$64	(e)	0.35%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
ING Marsico International Opportunities Portfolio -
Service Class
2007	688	$18.01 to $18.74	$12,551	0.95%	0.00% to 1.50%	18.80% to 19.97%
2006	478	$15.16 to $15.50	$7,306	0.03%	0.40% to 1.50%	22.16% to 23.16%
2005	108	$12.41 to $12.48	$1,348	(c)	0.70% to 1.50%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING MFS Total Return Portfolio - Adviser Class
2007	49	$11.66	$567	1.31%	0.35%	3.19%
2006	4	$11.30	$45	(d)	0.35%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING MFS Total Return Portfolio - Institutional Class
2007	7,291	$11.13	$81,146	0.11%	1.00%	3.25%
2006	25	$10.78	$269	(d)	1.00%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING MFS Total Return Portfolio - Service Class
2007	2,252	$12.08 to $15.88	$33,604	2.95%	0.10% to 1.55%	2.44% to 3.61%
2006	2,514	$11.69 to $15.23	$36,559	2.23%	0.30% to 1.65%	10.26% to 11.49%
2005	3,132	$10.95 to $13.66	$41,280	2.59%	0.40% to 1.50%	1.38% to 2.33%
2004	2,236	$10.84 to $13.30	$29,119	2.74%	0.55% to 1.50%	9.45% to 10.56%
2003	701	$11.28 to $12.03	$8,289	(a)	0.55% to 1.50%	(a)
ING MFS Utilities Portfolio - Service Class
2007	2,012	$18.42 to $19.17	$37,523	1.01%	0.00% to 1.50%	25.48% to 26.89%
2006	881	$14.68 to $15.01	$13,022	0.04%	0.40% to 1.50%	28.88% to 30.08%
2005	104	$11.39 to $11.47	$1,191	(c)	0.50% to 1.50%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Oppenheimer Main Street Portfolio® - Service Class
2007	159	$11.01 to $13.27	$2,004	0.78%	0.00% to 1.65%	2.74% to 3.72%
2006	66	$10.73 to $12.62	$825	0.82%	0.50% to 1.50%	13.23% to 14.16%
2005	19	$10.96 to $11.02	$214	(c)	0.70% to 1.50%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING PIMCO High Yield Portfolio - Institutional Class
2007	74	$10.80	$800	6.11%	1.00%	2.08%
2006	23	$10.58	$247	(d)	1.00%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING PIMCO High Yield Portfolio - Service Class
2007	497	$10.71 to $11.85	$5,722	7.27%	0.00% to 1.50%	1.34% to 2.86%
2006	448	$10.56 to $11.52	$5,070	6.48%	0.00% to 1.50%	7.36% to 8.35%
2005	135	$10.46 to $10.56	$1,418	(c)	0.50% to 1.50%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Pioneer Equity Income Portfolio - Institutional Class
2007	17,096	$9.05 to $9.31	$156,482	(e)	0.20% to 1.95%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
ING Pioneer Fund Portfolio - Institutional Class
2007	1,454	$11.18 to $12.51	$16,489	0.44%	0.00% to 1.70%	3.71% to 5.42%
2006	232	$10.78 to $11.98	$2,509	(d)	0.00% to 1.50%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Pioneer Fund Portfolio - Service Class
2007	10	$11.20 to $11.24	$111	-	1.00% to 1.30%	4.07%
2006	2	$10.80	$25	(d)	1.00%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Pioneer Mid Cap Value Portfolio - Institutional Class
2007	8,727	$11.02 to $11.30	$96,991	0.08%	0.00% to 1.80%	4.16% to 5.26%
2006	74	$10.54 to $10.65	$783	(d)	0.50% to 1.50%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Pioneer Mid Cap Value Portfolio - Service Class
2007	1	$11.02 to $11.20	$16	(h)	0.35% to 1.35%	(h)
2006	1	$10.61	$6	(d)	0.80%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Stock Index Portfolio - Institutional Class
2007	256	$13.55 to $14.03	$3,588	1.50%	0.05% to 1.25%	4.04% to 4.51%
2006	273	$13.00 to $13.30	$3,625	3.36%	0.15% to 1.25%	14.55% to 14.55%
2005	2,166	$11.41 to $11.56	$25,037	(c)	0.00% to 0.80%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
2007	13,148	$12.66 to $13.20	$168,990	1.82%	0.00% to 1.55%	2.76% to 4.05%
2006	7,004	$12.32 to $12.60	$86,924	1.22%	0.30% to 1.55%	13.00% to 14.01%
2005	1,752	$10.91 to $11.01	$19,163	(c)	0.50% to 1.50%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING T. Rowe Price Equity Income Portfolio - Adviser Class
2007	93	$12.38	$1,151	1.02%	0.35%	2.40%
2006	18	$12.09	$215	(d)	0.35%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING T. Rowe Price Equity Income Portfolio - Service
Class
2007	5,633	$13.02 to $19.12	$101,704	1.42%	0.00% to 1.65%	1.35% to 2.78%
2006	4,956	$12.72 to $18.46	$87,796	1.34%	0.15% to 1.65%	17.21% to 18.68%
2005	3,660	$11.39 to $15.47	$54,938	1.28%	0.30% to 1.55%	2.34% to 3.36%
2004	2,052	$11.13 to $14.87	$30,123	1.48%	0.50% to 1.55%	13.15% to 14.30%
2003	166	$12.20 to $13.01	$2,143	(a)	0.55% to 1.50%	(a)
ING Templeton Global Growth Portfolio - Institutional
Class
2007	71	$16.62 to $16.94	$1,186	-	0.75% to 1.90%	1.70%
2006	0	$16.50	$0	(d)	1.00%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Templeton Global Growth Portfolio - Service Class
2007	253	$11.14 to $11.39	$2,833	1.27%	0.30% to 1.50%	0.91% to 1.98%
2006	128	$11.04 to $11.11	$1,421	(d)	0.50% to 1.50%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Van Kampen Capital Growth Portfolio - Service Class
2007	6	$13.67 to $13.76	$87	-	0.00% to 0.50%	20.76%
2006	1	$11.32	$14	(d)	0.50%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Van Kampen Growth and Income Portfolio - Service
Class
2007	1,338	$12.73 to $13.25	$17,288	1.68%	0.00% to 1.50%	1.03% to 2.11%
2006	1,237	$12.60 to $12.88	$15,704	1.19%	0.40% to 1.50%	14.34% to 15.41%
2005	759	$11.02 to $11.12	$8,388	(c)	0.50% to 1.50%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Van Kampen Real Estate Portfolio - Institutional Class
2007	94	$9.91 to $10.08	$942	(h)	0.95% to 1.95%	(h)
2006	61	$12.34	$754	(d)	0.95%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Van Kampen Real Estate Portfolio - Service Class
2007	2,072	$9.95 to $10.20	$20,838	1.31%	0.00% to 1.50%	-18.97% to -18.11%
2006	1,372	$12.28 to $12.39	$16,905	(d)	0.35% to 1.50%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING VP Index Plus International Equity Portfolio -
Institutional Class
2007	2,140	$9.41 to $10.86	$22,362	(e)	0.00% to 1.50%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
ING VP Index Plus International Equity Portfolio -
Service Class
2007	612	$10.84 to $11.88	$7,116	-	0.25% to 1.50%	6.54% to 7.60%
2006	232	$10.85 to $11.10	$2,537	(d)	0.40% to 1.50%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Wells Fargo Disciplined Value Portfolio - Adviser
Class
2007	-	$8.97	$3	(e)	0.35%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Wells Fargo Disciplined Value Portfolio - Service Class
2007	109	$10.18 to $10.44	$1,123	1.69%	0.00% to 1.50%	-5.21% to -4.26%
2006	71	$10.74 to $10.81	$767	(d)	0.50% to 1.50%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Wells Fargo Small Cap Disciplined Portfolio -
Service Class
2007	102	$9.94 to $10.16	$1,022	-	0.40% to 1.50%	-5.15% to -4.17%
2006	109	$10.42 to $10.56	$1,141	(d)	0.50% to 1.50%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING International Growth Opportunities Fund - Class Q
2007	1	$17.33 to $17.57	$11	-	1.05% to 1.40%	17.02%
2006	0	$14.81 to $14.88	$7	1.16%	1.25% to 1.40%	18.47%
2005	0	$12.56	$2	(c)	1.25%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING International SmallCap Fund - Class A
2007	111	$19.07 to $20.42	$2,221	0.85%	0.00% to 1.75%	8.61% to 9.75%
2006	46	$17.77 to $18.40	$837	0.79%	0.25% to 1.45%	24.53%
2005	20	$14.35 to $14.52	$283	(c)	0.60% to 1.25%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING American Century Large Company Value Portfolio -
Adviser Class
2007	7	$11.76	$86	-	0.35%	-2.49%
2006	1	$12.06	$9	(d)	0.35%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING American Century Large Company Value Portfolio -
Service Class
2007	287	$12.32 to $16.77	$4,430	1.28%	0.25% to 1.50%	-3.48% to 24.57%
2006	338	$12.66 to $16.94	$5,290	0.25%	0.40% to 1.50%	17.53% to 18.71%
2005	330	$10.74 to $14.47	$4,395	0.98%	0.50% to 1.50%	-0.22% to 0.71%
2004	427	$10.74 to $14.14	$5,760	0.92%	0.55% to 1.50%	8.37% to 9.44%
2003	321	$9.88 to $12.92	$4,019	0.69%	0.55% to 1.50%	29.49% to 30.54%
ING American Century Small-Mid Cap Value Portfolio -
Adviser Class
2007	3	$11.33	$37	-	0.35%	-3.49%
2006	2	$11.74	$22	(d)	0.35%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING American Century Small-Mid Cap Value Portfolio -
Service Class
2007	1,876	$12.60 to $16.20	$28,635	0.41%	0.00% to 1.50%	-4.31% to -2.91%
2006	2,128	$13.07 to $16.49	$33,826	0.02%	0.00% to 1.50%	13.67% to 15.48%
2005	2,244	$12.37 to $14.45	$31,597	0.19%	0.00% to 1.50%	6.27% to 7.85%
2004	1,961	$11.64 to $13.29	$25,577	0.04%	0.00% to 1.50%	19.50% to 20.75%
2003	582	$10.77 to $10.94	$6,307	0.17%	0.55% to 1.50%	33.46% to 34.73%
ING Baron Asset Portfolio - Service Class
2007	294	$10.76 to $11.08	$3,217	-	0.00% to 1.75%	7.35% to 8.38%
2006	30	$10.07 to $10.14	$306	(d)	0.50% to 1.50%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Baron Small Cap Growth Portfolio - Adviser Class
2007	21	$12.41	$257	-	0.35%	5.44%
2006	5	$11.77	$63	(d)	0.35%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Baron Small Cap Growth Portfolio - Service Class
2007	5,880	$9.67 to $21.03	$108,700	-	0.00% to 1.55%	4.48% to 6.07%
2006	5,135	$12.61 to $20.02	$91,451	-	0.00% to 1.55%	13.49% to 15.25%
2005	5,042	$12.81 to $17.55	$79,169	-	0.00% to 1.50%	5.78% to 7.37%
2004	3,951	$12.10 to $16.51	$58,317	-	0.00% to 1.50%	26.05% to 27.38%
2003	1,313	$10.23 to $13.03	$15,257	-	0.40% to 1.50%	31.49% to 32.65%
ING Columbia Small Cap Value II Portfolio - Service
Class
2007	77	$10.19 to $10.42	$796	-	0.25% to 1.50%	1.39% to 2.47%
2006	4	$10.05 to $10.11	$39	(d)	0.55% to 1.50%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Davis New York Venture Portfolio - Service Class
2007	575	$12.23 to $22.34	$11,313	0.25%	0.25% to 1.50%	2.63% to 3.63%
2006	485	$11.91 to $21.23	$9,468	0.01%	0.40% to 1.50%	12.12% to 13.29%
2005	418	$10.64 to $19.00	$7,330	-	0.50% to 1.50%	2.39% to 3.31%
2004	602	$11.12 to $18.10	$10,359	-	0.55% to 1.50%	6.81% to 7.87%
2003	578	$10.39 to $16.78	$9,414	1.39%	0.55% to 1.50%	38.62% to 39.78%
ING Fidelity® VIP Mid Cap Portfolio - Service Class
2007	329	$12.29 to $12.37	$4,044	0.05%	0.00% to 0.50%	14.43%
2006	10	$10.74	$110	(d)	0.50%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING JPMorgan International Portfolio - Adviser Class
2007	14	$13.67	$191	2.84%	0.35%	9.19%
2006	2	$12.52	$20	(d)	0.35%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING JPMorgan International Portfolio - Initial Class
2007	5,478	$11.11 to $33.66	$142,311	2.12%	0.00% to 1.50%	8.39% to 10.11%
2006	6,311	$10.25 to $30.57	$150,203	0.94%	0.00% to 1.50%	20.36% to 22.23%
2005	7,123	$11.98 to $25.01	$139,805	0.72%	0.00% to 1.50%	8.35% to 10.03%
2004	7,709	$10.97 to $22.92	$138,552	1.10%	0.00% to 1.50%	17.11% to 18.98%
2003	8,116	$9.30 to $19.47	$126,504	0.98%	0.25% to 1.50%	27.52% to 29.04%
ING JPMorgan International Portfolio - Service Class
2007	2	$16.20 to $16.98	$31	-	0.00% to 1.20%	8.54%
2006	1	$14.98 to $15.38	$16	0.19%	0.20% to 1.10%	20.61% to 20.61%
2005	0	$12.42	$3	(c)	1.10%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING JPMorgan Mid Cap Value Portfolio - Adviser Class
2007	32	$12.14	$386	0.42%	0.35%	1.76%
2006	8	$11.93	$91	(d)	0.35%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING JPMorgan Mid Cap Value Portfolio - Service Class
2007	2,021	$9.76 to $18.54	$34,984	0.57%	0.00% to 1.55%	0.77% to 2.37%
2006	1,892	$12.72 to $18.11	$32,578	0.01%	0.00% to 1.55%	14.78% to 16.46%
2005	1,597	$12.54 to $15.64	$24,333	0.34%	0.00% to 1.50%	6.89% to 8.51%
2004	1,022	$11.71 to $14.33	$14,426	0.22%	0.00% to 1.50%	18.76% to 20.12%
2003	339	$10.24 to $11.93	$3,999	0.44%	0.45% to 1.50%	28.20% to 29.21%
ING Legg Mason Partners Aggressive Growth Portfolio -
Adviser Class
2007	9	$10.90	$96	-	0.35%	-2.50%
2006	2	$11.18	$17	(d)	0.35%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Legg Mason Partners Aggressive Growth Portfolio -
Initial Class
2007	11,836	$9.78 to $17.67	$161,023	-	0.00% to 1.50%	-35.62% to -1.59%
2006	14,531	$10.02 to $17.96	$203,807	-	0.00% to 1.50%	8.64% to 10.32%
2005	16,715	$9.15 to $16.28	$213,925	-	0.00% to 1.50%	9.77% to 11.43%
2004	19,676	$8.28 to $14.64	$228,353	-	0.00% to 1.50%	7.99% to 26.50%
2003	22,307	$7.60 to $13.51	$239,784	-	0.25% to 1.50%	36.05% to 37.92%
ING Legg Mason Partners Aggressive Growth Portfolio -
Service Class
2007	7	$11.87 to $12.46	$87	-	0.00% to 1.25%	-3.10% to -2.39%
2006	7	$12.25 to $12.63	$82	-	0.20% to 1.25%	8.70% to 9.15%
2005	3	$11.27 to $11.37	$36	(f)	0.80% to 1.25%	(f)
2004	2	$10.32	$16	(b)	0.70%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
ING Legg Mason Partners Large Cap Growth Portfolio -
Adviser Class
2007	13	$10.98	$142	-	0.35%	4.08%
2006	3	$10.55	$33	(d)	0.35%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Legg Mason Partners Large Cap Growth Portfolio -
Initial Class
2007	298	$11.45 to $12.06	$3,536	-	0.80% to 1.25%	3.62% to 4.04%
2006	337	$11.05 to $11.61	$3,850	-	0.80% to 1.25%	2.89% to 3.25%
2005	371	$10.74 to $11.25	$4,113	(c)	0.95% to 1.25%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Neuberger Berman Partners Portfolio - Service Class
2007	201	$11.19 to $11.44	$2,266	0.24%	0.30% to 1.50%	7.16% to 8.07%
2006	22	$10.47 to $10.53	$232	(d)	0.50% to 1.30%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Neuberger Berman Regency Portfolio - Service Class
2007	5	$11.42	$62	-	0.50%	1.78%
2006	0	$11.22	$1	(d)	0.50%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING OpCap Balanced Value Portfolio - Service Class
2007	775	$11.13 to $15.06	$10,961	1.32%	0.25% to 1.95%	-5.36% to 14.19%
2006	920	$11.82 to $15.52	$13,497	0.86%	0.50% to 1.95%	8.24% to 9.92%
2005	1,209	$11.14 to $14.33	$16,573	0.38%	0.50% to 1.50%	1.19% to 2.17%
2004	1,519	$11.21 to $13.80	$20,474	1.09%	0.55% to 1.50%	8.60% to 9.70%
2003	752	$10.29 to $12.58	$9,183	1.63%	0.55% to 1.50%	28.44% to 29.44%
ING Oppenheimer Global Portfolio - Adviser Class
2007	28	$12.95	$365	0.43%	0.35%	5.63%
2006	8	$12.26	$96	(d)	0.35%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Oppenheimer Global Portfolio - Initial Class
2007	57,612	$14.09 to $15.45	$840,722	1.09%	0.00% to 1.80%	1.35% to 11.82%
2006	67,277	$13.46 to $14.50	$921,330	0.07%	0.00% to 1.80%	10.53% to 17.98%
2005	74,501	$11.62 to $12.29	$881,737	(c)	0.00% to 1.80%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Oppenheimer Global Portfolio - Service Class
2007	26	$16.78 to $17.02	$439	1.29%	1.00% to 1.25%	5.01% to 5.26%
2006	11	$15.98 to $16.17	$180	0.09%	1.00% to 1.25%	16.13% to 16.13%
2005	1	$13.76	$20	-	1.25%	11.87%
2004	182	$12.22 to $12.52	$2,264	-	0.60% to 1.50%	13.36% to 14.26%
2003	119	$10.78 to $10.94	$1,294	-	0.65% to 1.50%	29.96% to 30.90%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Oppenheimer Strategic Income Portfolio - Adviser
Class
2007	23	$11.75	$275	4.98%	0.35%	8.00%
2006	12	$10.88	$127	(d)	0.35%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Oppenheimer Strategic Income Portfolio - Initial Class
2007	10,776	$11.42 to $12.08	$125,688	4.51%	0.00% to 1.95%	5.82% to 10.12%
2006	10,430	$10.67 to $11.11	$112,893	0.39%	0.00% to 1.95%	6.22% to 8.39%
2005	11,390	$9.99 to $10.25	$116,350	(c)	0.00% to 1.50%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING PIMCO Total Return Portfolio - Adviser Class
2007	48	$11.43	$554	4.13%	0.35%	8.75%
2006	26	$10.51	$269	(d)	0.35%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING PIMCO Total Return Portfolio - Service Class
2007	6,608	$10.22 to $13.44	$83,010	3.25%	0.00% to 1.75%	7.71% to 9.17%
2006	5,395	$10.50 to $12.26	$62,923	1.70%	0.20% to 1.55%	2.47% to 3.64%
2005	4,813	$10.27 to $11.91	$54,953	1.68%	0.35% to 1.50%	0.53% to 1.72%
2004	3,872	$10.21 to $11.64	$43,692	-	0.40% to 1.50%	2.73% to 3.93%
2003	2,845	$10.02 to $11.20	$31,227	3.56%	0.40% to 1.50%	2.52% to 3.44%
ING Pioneer High Yield Portfolio - Initial Class
2007	465	$11.04 to $11.32	$5,184	6.31%	0.00% to 1.50%	4.55% to 6.19%
2006	94	$10.56 to $10.66	$1,000	(d)	0.00% to 1.50%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Pioneer High Yield Portfolio - Service Class
2007	9	$11.02 to $11.11	$95	5.94%	0.85% to 1.35%	4.82%
2006	1	$10.56 to $10.60	$6	(d)	0.70% to 1.20%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Solution 2015 Portfolio - Adviser Class
2007	800	$11.72 to $12.38	$9,750	0.70%	0.00% to 1.55%	2.68% to 4.06%
2006	243	$11.27 to $11.83	$2,850	0.17%	0.20% to 1.55%	9.47% to 10.26%
2005	41	$10.66 to $10.72	$440	(c)	0.25% to 1.05%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Solution 2015 Portfolio - Service Class
2007	2,485	$11.99 to $12.48	$30,299	0.55%	0.00% to 1.50%	3.01% to 4.61%
2006	1,294	$11.64 to $11.93	$15,208	0.16%	0.00% to 1.50%	9.18% to 10.25%
2005	185	$10.66 to $10.76	$1,980	(c)	0.50% to 1.50%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Solution 2025 Portfolio - Adviser Class
2007	957	$11.94 to $12.85	$12,103	0.50%	0.00% to 1.55%	2.66% to 3.99%
2006	360	$12.01 to $12.29	$4,390	0.22%	0.20% to 1.55%	11.19% to 12.15%
2005	24	$10.89 to $10.95	$266	(c)	0.25% to 1.05%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Solution 2025 Portfolio - Service Class
2007	3,127	$9.87 to $12.96	$39,563	0.41%	0.00% to 1.50%	3.06% to 4.31%
2006	1,488	$12.08 to $12.38	$18,183	0.24%	0.00% to 1.50%	10.93% to 12.04%
2005	176	$10.89 to $10.99	$1,918	(c)	0.50% to 1.50%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Solution 2035 Portfolio - Adviser Class
2007	750	$12.24 to $13.32	$9,830	0.44%	0.00% to 1.55%	3.40% to 4.75%
2006	307	$11.69 to $12.64	$3,854	0.11%	0.20% to 1.55%	12.75% to 13.68%
2005	40	$11.05 to $11.11	$440	(c)	0.25% to 1.05%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Solution 2035 Portfolio - Service Class
2007	2,101	$12.88 to $13.41	$27,544	0.44%	0.00% to 1.50%	3.70% to 4.98%
2006	956	$12.42 to $12.74	$12,006	0.11%	0.00% to 1.50%	12.40% to 13.58%
2005	106	$11.05 to $11.15	$1,176	(c)	0.50% to 1.50%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Solution 2045 Portfolio - Adviser Class
2007	579	$12.42 to $13.75	$7,858	0.24%	0.00% to 1.55%	3.86% to 5.24%
2006	174	$12.70 to $12.99	$2,250	0.03%	0.20% to 1.55%	13.66% to 14.56%
2005	23	$11.27 to $11.33	$256	(c)	0.25% to 1.05%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Solution 2045 Portfolio - Service Class
2007	1,293	$9.89 to $13.84	$17,462	0.25%	0.00% to 1.50%	4.15% to 5.38%
2006	589	$12.76 to $13.08	$7,586	0.03%	0.00% to 1.50%	13.32% to 14.47%
2005	52	$11.26 to $11.36	$586	(c)	0.50% to 1.50%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Solution Income Portfolio - Adviser Class
2007	646	$11.22 to $11.65	$7,427	0.90%	0.00% to 1.40%	3.41% to 4.70%
2006	150	$10.85 to $11.07	$1,657	0.10%	0.20% to 1.40%	6.12% to 6.50%
2005	4	$10.29 to $10.31	$40	(c)	0.70% to 1.00%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Solution Income Portfolio - Service Class
2007	644	$11.28 to $11.74	$7,385	0.65%	0.00% to 1.50%	3.68% to 4.87%
2006	250	$10.88 to $11.13	$2,746	0.16%	0.15% to 1.50%	5.73% to 6.76%
2005	33	$10.29 to $10.36	$341	(c)	0.50% to 1.50%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Adviser Class
2007	29	$12.70	$365	-	0.35%	12.29%
2006	3	$11.31	$39	(d)	0.35%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
2007	28,669	$11.84 to $14.41	$389,300	0.19%	0.00% to 1.50%	6.13% to 16.20%
2006	33,002	$10.59 to $12.72	$397,287	-	0.00% to 1.50%	3.11% to 9.05%
2005	38,267	$11.07 to $11.60	$429,422	(c)	0.00% to 1.50%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Service Class
2007	39	$9.93 to $13.94	$514	-	0.00% to 1.25%	11.57% to 12.61%
2006	35	$8.90 to $12.27	$425	-	0.20% to 1.25%	7.62% to 8.39%
2005	22	$8.27 to $11.20	$230	-	0.55% to 1.25%	7.59% to 7.88%
2004	1,207	$7.62 to $11.27	$9,594	-	0.45% to 1.50%	6.87% to 8.09%
2003	1,287	$7.13 to $10.49	$9,420	-	0.45% to 1.50%	42.51% to 43.68%
ING T. Rowe Price Growth Equity Portfolio - Adviser
Class
2007	92	$12.57	$1,155	-	0.35%	9.02%
2006	12	$11.53	$143	(d)	0.35%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING T. Rowe Price Growth Equity Portfolio - Initial Class
2007	11,199	$10.39 to $30.54	$275,025	0.48%	0.00% to 1.50%	-10.73% to 9.89%
2006	12,312	$9.60 to $28.07	$281,531	0.24%	0.00% to 1.50%	11.63% to 13.33%
2005	13,745	$11.71 to $25.03	$282,041	0.48%	0.00% to 1.50%	4.59% to 6.15%
2004	14,985	$11.28 to $23.81	$291,385	0.16%	0.00% to 1.50%	8.36% to 10.00%
2003	13,740	$10.37 to $21.86	$246,603	0.15%	0.00% to 1.50%	28.96% to 30.55%
ING T. Rowe Price Growth Equity Portfolio - Service Class
2007	88	$13.31 to $15.48	$1,234	0.19%	0.00% to 1.55%	7.95% to 9.11%
2006	67	$12.33 to $14.27	$867	-	0.20% to 1.55%	11.59% to 12.56%
2005	39	$11.13 to $12.75	$446	0.60%	0.45% to 1.30%	4.60% to 5.23%
2004	20	$10.64 to $12.16	$219	(b)	0.40% to 1.30%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
ING Templeton Foreign Equity Portfolio - Service Class
2007	425	$12.66 to $12.99	$5,433	1.43%	0.00% to 1.50%	13.44% to 14.69%
2006	27	$11.16 to $11.23	$302	(d)	0.50% to 1.50%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Thornburg Value Portfolio - Adviser Class
2007	41	$12.60	$521	-	0.35%	6.33%
2006	5	$11.85	$54	(d)	0.35%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Thornburg Value Portfolio - Initial Class
2007	4,540	$7.56 to $36.21	$113,433	0.45%	0.00% to 1.50%	5.60% to 7.23%
2006	5,003	$7.15 to $34.10	$117,356	0.47%	0.00% to 1.50%	15.11% to 16.85%
2005	5,863	$9.90 to $29.48	$118,725	0.78%	0.00% to 1.50%	0.00% to 1.56%
2004	7,187	$9.80 to $29.32	$143,585	0.44%	0.00% to 1.50%	11.16% to 12.65%
2003	8,274	$8.73 to $26.23	$151,497	0.19%	0.25% to 1.50%	26.12% to 27.71%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING UBS U.S. Large Cap Equity Portfolio - Adviser
Class
2007	1	$11.30	$13	(e)	0.35%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
ING UBS U.S. Large Cap Equity Portfolio - Initial Class
2007	7,798	$11.71 to $20.79	$126,472	0.72%	0.00% to 1.95%	-37.09% to 1.17%
2006	8,239	$11.75 to $20.55	$135,280	0.80%	0.00% to 1.95%	12.23% to 14.55%
2005	9,161	$10.42 to $17.94	$134,490	0.87%	0.00% to 1.50%	7.49% to 9.39%
2004	10,068	$9.67 to $16.40	$135,468	0.78%	0.00% to 1.50%	13.00% to 15.41%
2003	10,747	$8.55 to $14.33	$128,075	0.58%	0.25% to 1.50%	23.02% to 24.66%
ING UBS U.S. Large Cap Equity Portfolio - Service Class
2007	1	$11.04	$6	-	1.00%	-0.09%
2006	-	$11.05	$3	(d)	1.00%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING UBS U.S. Small Cap Growth Portfolio - Service Class
2007	59	$10.00 to $10.22	$592	-	0.30% to 1.50%	3.51% to 4.30%
2006	2	$9.70 to $9.76	$24	(d)	0.40% to 1.25%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Van Kampen Comstock Portfolio - Adviser Class
2007	33	$11.63	$382	1.50%	0.35%	-2.92%
2006	13	$11.98	$151	(d)	0.35%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING Van Kampen Comstock Portfolio - Service Class
2007	5,857	$12.01 to $16.39	$83,912	1.24%	0.25% to 1.95%	-3.74% to -2.54%
2006	6,763	$12.38 to $16.94	$100,241	0.74%	0.30% to 1.95%	13.56% to 15.52%
2005	7,429	$11.46 to $14.77	$98,136	0.60%	0.00% to 1.50%	1.97% to 3.10%
2004	5,605	$11.21 to $14.42	$71,730	-	0.40% to 1.95%	15.01% to 16.27%
2003	2,951	$10.46 to $12.47	$32,018	0.89%	0.40% to 1.50%	27.74% to 28.90%
ING Van Kampen Equity and Income Portfolio - Adviser
Class
2007	17	$11.69	$203	2.68%	0.35%	2.72%
2006	2	$11.38	$21	(d)	0.35%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING Van Kampen Equity and Income Portfolio - Initial
Class
2007	26,353	$11.95 to $13.08	$325,269	2.45%	0.00% to 1.95%	-1.13% to 8.09%
2006	31,545	$11.77 to $12.63	$378,557	1.93%	0.00% to 1.95%	6.18% to 12.67%
2005	31,676	$10.66 to $11.21	$344,729	(c)	0.00% to 1.50%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING Van Kampen Equity and Income Portfolio - Service
Class
2007	5	$12.58 to $40.54	$188	2.88%	0.60% to 1.25%	2.02% to 2.66%
2006	3	$12.33 to $39.49	$90	2.00%	0.60% to 1.25%	10.98% to 11.31%
2005	-	$11.11 to $34.76	$13	-	1.00% to 1.25%	6.42% to 6.69%
2004	105	$10.44 to $33.04	$2,372	0.37%	0.55% to 1.50%	8.97% to 9.99%
2003	50	$9.55 to $30.04	$911	0.14%	0.55% to 1.50%	25.13% to 26.26%
ING VP Strategic Allocation Conservative Portfolio -
Class I
2007	2,130	$11.88 to $21.16	$37,661	3.11%	0.00% to 1.95%	4.12% to 5.81%
2006	2,335	$11.41 to $20.00	$39,520	2.61%	0.00% to 1.95%	6.22% to 8.40%
2005	4,513	$10.97 to $18.82	$73,683	1.50%	0.00% to 1.70%	3.09% to 4.67%
2004	4,481	$10.67 to $18.08	$70,666	1.25%	0.00% to 1.55%	8.56% to 9.97%
2003	4,016	$10.24 to $16.55	$58,446	1.48%	0.25% to 1.50%	17.67% to 19.12%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING VP Strategic Allocation Growth Portfolio - Class I
2007	4,414	$11.45 to $23.47	$84,589	1.70%	0.00% to 1.95%	-11.33% to 5.05%
2006	4,732	$11.07 to $22.35	$88,592	1.35%	0.00% to 1.95%	11.01% to 13.22%
2005	4,786	$11.29 to $19.77	$81,185	1.18%	0.00% to 1.70%	2.45% to 6.19%
2004	5,143	$10.83 to $18.78	$81,653	1.05%	0.00% to 1.55%	10.31% to 14.79%
2003	4,838	$9.86 to $16.92	$69,833	0.88%	0.25% to 1.50%	22.46% to 23.96%
ING VP Strategic Allocation Moderate Portfolio - Class I
2007	4,075	$11.78 to $22.07	$73,150	2.16%	0.00% to 1.60%	3.82% to 5.49%
2006	4,726	$11.34 to $20.93	$82,807	1.80%	0.00% to 1.60%	9.37% to 11.21%
2005	2,405	$10.68 to $18.45	$39,166	2.10%	0.00% to 1.70%	2.19% to 3.83%
2004	2,282	$10.48 to $17.77	$36,460	1.81%	0.00% to 1.55%	6.38% to 7.76%
2003	2,238	$10.18 to $16.50	$33,837	2.30%	0.25% to 1.50%	11.92% to 13.28%
ING VP Growth and Income Portfolio - Class A
2007	15	$10.79	$158	(e)	0.35%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
ING VP Growth and Income Portfolio - Class I
2007	70,409	$10.98 to $346.30	$1,758,568	1.34%	0.00% to 1.95%	-29.85% to 7.42%
2006	80,060	$10.30 to $325.50	$1,940,188	1.15%	0.00% to 1.95%	12.51% to 14.17%
2005	91,075	$9.09 to $287.09	$1,975,255	1.00%	0.00% to 1.50%	6.51% to 8.13%
2004	108,588	$8.47 to $267.99	$2,182,323	2.32%	0.00% to 1.50%	6.78% to 21.16%
2003	121,775	$7.87 to $249.58	$2,310,967	-	0.25% to 1.50%	24.14% to 25.78%
ING VP Growth and Income Portfolio - Class S
2007	9	$10.78 to $10.80	$101	(e)	0.30% to 0.75%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING GET U.S. Core Portfolio - Series 1
2007	80	$11.52	$917	2.62%	1.25%	2.77%
2006	89	$11.21	$995	2.42%	1.25%	6.36%
2005	136	$10.54	$1,438	2.18%	1.25%	0.29%
2004	212	$10.51	$2,224	0.70%	1.25%	2.24%
2003	231	$10.28	$2,378	(a)	1.25%	(a)
ING GET U.S. Core Portfolio - Series 2
2007	511	$11.03 to $11.24	$5,698	2.92%	1.00% to 1.50%	2.99% to 3.50%
2006	704	$10.71 to $10.86	$7,605	2.96%	1.00% to 1.50%	5.00% to 5.54%
2005	1,090	$10.15 to $10.29	$11,168	2.66%	1.00% to 1.65%	-0.78% to -0.10%
2004	1,821	$10.23 to $10.31	$18,726	0.11%	1.00% to 1.65%	1.99% to 2.59%
2003	2,055	$10.03 to $10.05	$20,639	(a)	1.05% to 1.65%	(a)
ING GET U.S. Core Portfolio - Series 3
2007	2,154	$10.63 to $10.94	$23,204	2.54%	1.00% to 1.75%	2.61% to 3.99%
2006	2,678	$10.30 to $10.52	$27,885	2.54%	1.00% to 1.75%	4.46% to 5.31%
2005	3,740	$9.86 to $9.99	$37,121	2.01%	1.00% to 1.75%	-1.00% to -0.20%
2004	5,300	$9.95 to $10.02	$52,924	-	1.00% to 1.75%	-0.40% to 0.20%
2003	21	$9.99 to $10.00	$207	(a)	0.80% to 1.25%	(a)
ING GET U.S. Core Portfolio - Series 5
2007	57	$11.59 to $11.60	$660	1.78%	1.75%	0.35% to 0.43%
2006	59	$11.55	$685	1.94%	1.75%	9.27%
2005	61	$10.57	$645	0.89%	1.75%	0.96%
2004	66	$10.47	$696	(b)	1.75%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
ING GET U.S. Core Portfolio - Series 6
2007	260	$11.20 to $11.21	$2,918	2.25%	1.75%	1.45% to 1.54%
2006	356	$11.04 to $11.05	$3,931	2.33%	1.75%	8.55% to 8.65%
2005	454	$10.17	$4,616	0.39%	1.75%	0.89%
2004	556	$10.08	$5,605	(b)	1.75%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING GET U.S. Core Portfolio - Series 7
2007	226	$11.06 to $11.30	$2,516	2.37%	1.00% to 1.75%	1.47% to 2.26%
2006	325	$10.90 to $11.05	$3,556	2.41%	1.00% to 1.75%	8.35% to 9.19%
2005	391	$10.06 to $10.12	$3,939	0.05%	1.00% to 1.75%	0.60% to 1.10%
2004	402	$10.00	$4,017	(b)	1.00% to 1.25%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
ING GET U.S. Core Portfolio - Series 8
2007	87	$11.18 to $11.19	$969	1.94%	1.75%	1.82%
2006	137	$10.98 to $10.99	$1,507	1.77%	1.75%	8.71% to 8.81%
2005	154	$10.10	$1,556	(c)	1.75%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING GET U.S. Core Portfolio - Series 9
2007	15	$11.02	$164	2.41%	1.75%	2.04% to 2.13%
2006	16	$10.79 to $10.80	$168	1.48%	1.75%	8.22%
2005	22	$9.97 to $9.98	$220	(c)	1.75%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING GET U.S. Core Portfolio - Series 10
2007	7	$10.95	$76	1.32%	1.75%	1.77%
2006	7	$10.76	$76	0.84%	1.75%	7.82%
2005	11	$9.98	$107	(c)	1.75%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
ING GET U.S. Core Portfolio - Series 11
2007	4	$10.65	$47	4.26%	1.75%	0.28%
2006	4	$10.62	$47	0.08%	1.75%	5.99% to 6.09%
2005	8	$10.01 to $10.02	$80	(c)	1.15% to 1.25%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING VP Global Science and Technology Portfolio -
Class I
2007	8,355	$4.86 to $16.07	$42,834	-	0.00% to 1.90%	17.02% to 19.06%
2006	8,763	$4.14 to $13.50	$37,594	-	0.00% to 1.60%	5.60% to 7.21%
2005	10,034	$3.92 to $11.04	$40,552	-	0.00% to 1.50%	10.06% to 11.83%
2004	11,027	$3.56 to $10.00	$40,737	-	0.00% to 1.50%	-2.73% to 132.01%
2003	12,668	$3.64 to $10.26	$47,295	-	0.25% to 1.50%	43.36% to 45.25%
ING VP Growth Portfolio - Class I
2007	3,772	$6.82 to $19.80	$62,321	0.17%	0.00% to 1.50%	15.99% to 17.83%
2006	4,698	$5.88 to $16.86	$67,837	0.06%	0.00% to 1.50%	1.12% to 2.69%
2005	5,519	$5.81 to $16.49	$78,900	0.68%	0.00% to 1.50%	7.77% to 9.38%
2004	6,937	$5.37 to $15.14	$89,883	0.12%	0.00% to 1.50%	5.63% to 6.92%
2003	7,779	$5.06 to $14.18	$95,972	-	0.25% to 1.50%	28.43% to 30.14%
ING VP Index Plus LargeCap Portfolio - Class I
2007	22,182	$9.68 to $24.64	$469,092	1.25%	0.00% to 1.95%	2.98% to 5.00%
2006	26,449	$9.36 to $23.55	$539,452	1.08%	0.00% to 1.95%	12.29% to 14.59%
2005	29,222	$11.05 to $20.64	$532,133	1.22%	0.00% to 1.85%	3.46% to 5.37%
2004	32,461	$10.67 to $19.66	$562,520	0.99%	0.00% to 1.95%	8.92% to 10.32%
2003	31,590	$9.74 to $17.85	$503,421	1.04%	0.25% to 1.50%	24.22% to 25.85%
ING VP Index Plus LargeCap Portfolio - Class S
2007	28	$12.14	$334	-	0.35%	4.39%
2006	1	$11.63	$7	(d)	0.35%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING VP Index Plus MidCap Portfolio - Class I
2007	16,185	$13.29 to $26.82	$381,531	0.81%	0.00% to 1.95%	3.51% to 5.23%
2006	18,518	$12.68 to $25.09	$421,728	0.62%	0.00% to 1.95%	7.28% to 9.43%
2005	19,654	$12.22 to $23.22	$416,465	0.44%	0.00% to 1.95%	9.08% to 11.15%
2004	18,764	$11.22 to $20.56	$361,470	0.40%	0.00% to 1.85%	14.85% to 16.29%
2003	14,056	$10.18 to $17.68	$233,761	0.39%	0.25% to 1.50%	30.49% to 32.14%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING VP Index Plus MidCap Portfolio - Class S
2007	29	$11.74	$343	0.52%	0.35%	4.92%
2006	4	$11.19	$43	(d)	0.35%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING VP Index Plus SmallCap Portfolio - Class I
2007	9,070	$12.14 to $19.08	$151,310	0.48%	0.00% to 2.15%	-8.00% to -6.48%
2006	10,525	$13.03 to $20.09	$189,877	0.41%	0.00% to 1.95%	11.75% to 13.78%
2005	11,258	$12.34 to $17.88	$182,246	0.30%	0.00% to 1.85%	5.65% to 7.65%
2004	10,466	$11.68 to $16.34	$158,486	0.15%	0.00% to 1.85%	20.22% to 21.76%
2003	7,540	$10.20 to $13.42	$93,931	0.17%	0.25% to 1.50%	34.15% to 35.83%
ING VP Index Plus SmallCap Portfolio - Class S
2007	8	$10.66	$90	-	0.35%	-6.82%
2006	5	$11.44	$52	(d)	0.35%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING VP Small Company Portfolio - Class I
2007	5,336	$14.34 to $31.63	$135,138	0.19%	0.00% to 1.50%	4.29% to 5.90%
2006	6,886	$13.75 to $29.99	$169,087	0.39%	0.00% to 1.50%	15.06% to 16.80%
2005	7,440	$12.03 to $25.78	$158,729	0.14%	0.00% to 1.50%	8.64% to 10.28%
2004	9,070	$11.02 to $23.47	$175,779	0.28%	0.00% to 1.50%	12.69% to 14.09%
2003	9,733	$9.73 to $20.60	$167,432	0.25%	0.25% to 1.50%	35.44% to 37.18%
ING VP Small Company Portfolio - Class S
2007	7	$12.43	$87	-	0.35%	5.34%
2006	1	$11.80	$11	(d)	0.35%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING VP Value Opportunity Portfolio - Class I
2007	4,155	$12.12 to $24.08	$82,179	1.70%	0.00% to 1.60%	1.40% to 3.00%
2006	4,980	$11.84 to $23.34	$96,810	1.43%	0.00% to 1.60%	14.29% to 16.06%
2005	5,822	$10.27 to $20.11	$97,980	1.77%	0.00% to 1.50%	5.44% to 7.03%
2004	6,985	$9.66 to $18.79	$110,369	0.80%	0.00% to 1.50%	8.48% to 9.86%
2003	8,963	$8.85 to $17.11	$133,176	0.77%	0.25% to 1.50%	22.79% to 24.30%
ING VP Financial Services Portfolio - Class I
2007	215	$11.76 to $12.42	$2,563	1.65%	0.00% to 1.50%	-16.01% to -12.86%
2006	263	$13.63 to $14.20	$3,621	1.26%	0.40% to 1.50%	15.70% to 16.81%
2005	66	$11.78 to $12.17	$790	1.22%	0.60% to 1.50%	6.38% to 6.90%
2004	17	$11.12 to $11.44	$194	(b)	0.75% to 1.25%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
ING VP International Value Portfolio - Class I
2007	8,365	$16.66 to $20.79	$158,131	1.78%	0.00% to 1.55%	11.69% to 13.15%
2006	7,376	$14.78 to $18.51	$123,753	2.42%	0.30% to 1.55%	27.45% to 29.01%
2005	5,941	$12.35 to $14.45	$78,444	2.43%	0.00% to 1.55%	7.82% to 9.15%
2004	4,834	$11.49 to $13.33	$58,379	1.23%	0.30% to 1.50%	15.63% to 16.94%
2003	3,157	$10.17 to $11.47	$32,591	1.19%	0.40% to 1.50%	27.92% to 29.37%
ING VP International Value Portfolio - Class S
2007	32	$15.05	$480	1.48%	0.35%	12.65%
2006	5	$13.36	$60	(d)	0.35%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING VP MidCap Opportunities Portfolio - Class I
2007	649	$14.57 to $17.22	$9,758	-	0.20% to 1.50%	23.79% to 25.10%
2006	509	$11.77 to $12.55	$6,141	-	0.40% to 1.50%	6.21% to 7.25%
2005	467	$11.08 to $12.83	$5,277	-	0.50% to 1.50%	0.87% to 9.78%
2004	536	$10.19 to $11.43	$5,546	-	0.55% to 1.50%	9.81% to 20.57%
2003	447	$9.28 to $9.50	$4,191	-	0.55% to 1.50%	34.69% to 35.91%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING VP MidCap Opportunities Portfolio - Class S
2007	5	$14.00	$70	-	0.35%	25.00%
2006	0	$11.20	$3	(d)	0.35%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING VP Real Estate Portfolio - Class I
2007	2,852	$8.01 to $17.98	$49,032	2.78%	0.00% to 1.50%	-17.42% to -16.40%
2006	4,158	$16.05 to $21.28	$86,706	2.35%	0.30% to 1.50%	34.18% to 35.59%
2005	3,048	$15.04 to $15.75	$47,193	2.69%	0.00% to 1.50%	10.81% to 11.90%
2004	1,960	$13.58 to $13.95	$27,225	(b)	0.55% to 1.50%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
ING VP SmallCap Opportunities Portfolio - Class I
2007	1,200	$9.51 to $15.30	$11,915	-	0.20% to 1.50%	8.44% to 9.67%
2006	1,122	$8.77 to $13.46	$10,191	-	0.40% to 1.50%	10.87% to 12.17%
2005	1,146	$7.91 to $8.97	$9,331	-	0.40% to 1.50%	1.86% to 8.64%
2004	1,087	$7.36 to $8.08	$8,178	-	0.40% to 1.50%	8.53% to 16.59%
2003	1,170	$6.78 to $6.96	$8,045	-	0.40% to 1.50%	36.69% to 38.10%
ING VP SmallCap Opportunities Portfolio - Class S
2007	1	$12.58	$17	-	0.35%	9.39%
2006	1	$11.50	$10	(d)	0.35%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING VP Balanced Portfolio - Class I
2007	21,542	$12.24 to $40.44	$528,434	2.68%	0.00% to 1.95%	-27.07% to 5.54%
2006	24,020	$11.74 to $38.67	$588,364	2.43%	0.00% to 1.95%	7.84% to 9.99%
2005	27,567	$11.37 to $35.49	$637,454	2.34%	0.00% to 1.50%	2.69% to 4.25%
2004	30,971	$11.05 to $34.36	$692,148	1.99%	0.00% to 1.50%	7.78% to 9.12%
2003	31,363	$10.22 to $31.70	$659,370	1.96%	0.25% to 1.50%	17.10% to 18.62%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING VP Intermediate Bond Portfolio - Class I
2007	19,947	$11.00 to $92.31	$421,252	3.81%	0.00% to 1.95%	-11.31% to 5.99%
2006	19,472	$10.56 to $87.81	$400,146	3.99%	0.00% to 1.95%	2.02% to 4.12%
2005	19,951	$10.32 to $76.25	$405,018	3.79%	0.00% to 1.90%	1.37% to 3.16%
2004	20,579	$10.21 to $74.70	$407,745	1.50%	0.00% to 1.95%	3.31% to 4.59%
2003	20,885	$10.04 to $71.97	$408,185	1.72%	0.25% to 1.50%	4.71% to 6.06%
ING VP Intermediate Bond Portfolio - Class S
2007	23	$10.58	$249	6.90%	0.35%	5.27%
2006	1	$10.05	$12	(d)	0.35%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
ING VP Money Market Portfolio - Class I
2007	26,790	$10.73 to $56.29	$520,246	3.62%	0.00% to 1.70%	-7.17% to 5.16%
2006	19,298	$10.51 to $53.71	$362,772	2.23%	0.00% to 1.50%	3.32% to 4.92%
2005	14,234	$10.15 to $51.39	$210,711	1.20%	0.00% to 1.50%	1.47% to 3.03%
2004	14,934	$9.98 to $50.07	$216,952	1.09%	0.00% to 1.50%	-0.49% to 0.76%
2003	17,666	$10.00 to $49.72	$257,477	1.79%	0.25% to 1.50%	-0.61% to .66%
Janus Adviser Balanced Fund - Class S
2007	-	$14.44	$1	-	1.00%	8.73%
2006	-	$13.28	$1	1.49%	1.00%	9.30%
2005	-	$12.15	$1	-	1.00%	6.58%
2004	-	$11.40	-	(b)	1.00%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
Janus Aspen Series Balanced Portfolio - Institutional
Shares
2007	13	$13.48 to $32.14	$367	2.63%	0.30% to 1.45%	8.96% to 9.95%
2006	14	$12.22 to $29.45	$394	1.90%	0.40% to 1.45%	9.10% to 10.17%
2005	20	$12.45 to $26.93	$508	0.01%	0.50% to 1.50%	6.38% to 7.28%
2004	16,735	$10.06 to $26.46	$356,943	2.17%	0.00% to 1.95%	6.91% to 8.29%
2003	19,201	$9.36 to $24.66	$385,094	2.22%	0.25% to 1.50%	12.34% to 13.76%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Janus Aspen Series Flexible Bond Portfolio -
Institutional Shares
2007	5	$15.06 to $22.38	$99	4.67%	0.50% to 1.25%	5.67% to 6.47%
2006	6	$14.25 to $21.18	$114	4.37%	0.50% to 1.25%	2.97% to 3.71%
2005	7	$14.34 to $20.57	$146	0.02%	0.55% to 1.25%	0.73% to 1.39%
2004	4,497	$10.30 to $21.35	$78,169	5.55%	0.00% to 1.50%	2.39% to 3.69%
2003	5,268	$10.03 to $20.59	$89,994	4.83%	0.25% to 1.50%	4.82% to 6.09%
Janus Aspen Series Large Cap Growth Portfolio -
Institutional Shares
2007	7	$13.66 to $25.03	$150	0.67%	0.50% to 1.40%	13.50% to 14.51%
2006	8	$11.96 to $22.00	$148	0.43%	0.50% to 1.40%	9.82% to 10.86%
2005	11	$9.95 to $18.49	$185	-	0.30% to 1.40%	2.84% to 3.90%
2004	12,324	$9.60 to $19.79	$199,501	0.13%	0.00% to 1.50%	2.98% to 4.25%
2003	15,153	$9.27 to $19.13	$239,988	0.09%	0.25% to 1.50%	29.72% to 31.47%
Janus Aspen Series Mid Cap Growth Portfolio -
Institutional Shares
2007	17	$19.37 to $31.89	$490	0.21%	0.45% to 1.45%	20.28% to 21.49%
2006	19	$15.92 to $26.46	$466	-	0.25% to 1.45%	11.97% to 13.37%
2005	22	$14.12 to $23.58	$489	-	0.25% to 1.50%	10.59% to 11.99%
2004	25,472	$10.94 to $24.72	$458,336	-	0.00% to 1.50%	18.99% to 20.42%
2003	30,177	$9.11 to $20.68	$459,241	-	0.25% to 1.50%	33.11% to 34.86%
Janus Aspen Series Worldwide Growth Portfolio -
Institutional Shares
2007	13	$13.70 to $30.90	$317	0.90%	0.45% to 1.25%	8.25% to 9.18%
2006	15	$12.54 to $28.51	$353	1.61%	0.45% to 1.25%	16.74% to 17.68%
2005	19	$10.68 to $21.50	$381	-	0.30% to 1.25%	4.57% to 5.53%
2004	24,107	$9.48 to $23.32	$425,591	0.95%	0.00% to 1.50%	3.20% to 4.47%
2003	31,018	$9.09 to $22.51	$536,188	1.06%	0.25% to 1.50%	22.11% to 23.74%
Lazard Mid Cap Portfolio - Open Shares
2007	37	$8.74 to $8.81	$326	(e)	0.00% to 1.25%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
LKCM Aquinas Growth Fund
2007	19	$12.10	$236	-	1.05%	0.08%
2006	17	$10.87	$183	(d)	0.90%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
Lord Abbett Mid-Cap Value Fund, Inc. - Class A
2007	87	$13.80 to $16.89	$1,257	0.51%	0.50% to 1.75%	-1.15% to 0.07%
2006	75	$13.96 to $16.97	$1,081	0.56%	0.50% to 1.75%	10.36% to 11.81%
2005	63	$12.65 to $15.26	$818	0.54%	0.50% to 1.75%	6.47% to 7.65%
2004	24	$11.91 to $14.25	$290	(b)	0.50% to 1.60%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
Lord Abbett Small-Cap Value Fund - Class A
2007	96	$16.81 to $17.52	$1,648	0.13%	0.60% to 1.65%	8.59% to 9.68%
2006	88	$15.44 to $15.91	$1,379	-	0.70% to 1.75%	18.40% to 19.56%
2005	74	$13.04 to $13.31	$980	-	0.70% to 1.75%	11.41% to 12.42%
2004	45	$11.74 to $11.84	$530	(b)	0.65% to 1.60%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
Lord Abbett Series Fund - Mid-Cap Value Portfolio -
Class VC
2007	9,441	$12.71 to $18.59	$146,234	0.44%	0.20% to 1.50%	-0.95% to 0.38%
2006	10,067	$12.72 to $18.67	$156,234	0.50%	0.25% to 1.50%	10.54% to 11.88%
2005	10,499	$12.93 to $16.80	$147,309	0.51%	0.30% to 1.50%	6.67% to 7.94%
2004	7,424	$12.45 to $15.68	$96,241	0.40%	0.00% to 1.50%	22.18% to 36.28%
2003	2,735	$10.19 to $12.77	$28,509	0.67%	0.45% to 1.50%	22.92% to 24.05%
Massachusetts Investors Growth Stock Fund - Class A
2007	58	$12.55 to $12.92	$737	0.45%	0.65% to 1.40%	10.10% to 10.59%
2006	52	$11.38 to $11.61	$596	-	0.80% to 1.50%	6.37% to 6.61%
2005	39	$10.79 to $10.89	$421	(f)	0.80% to 1.30%	(f)
2004	17	$10.55 to $10.58	$180	(b)	0.70% to 0.95%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Moderate Allocation Portfolio
2007	3	$13.64	$26	-	0.00%	7.32%
2006	2	$12.71	$25	(d)	0.00%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
Neuberger Berman Socially Responsive Fund® - Trust
Class
2007	175	$11.28 to $11.54	$1,985	0.80%	0.25% to 1.55%	5.62% to 6.79%
2006	48	$10.68 to $10.77	$519	(d)	0.40% to 1.50%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
New Perspective Fund®, Inc. - Class R-3
2007	238	$16.21 to $17.15	$4,038	2.44%	0.00% to 1.45%	14.34% to 15.34%
2006	83	$14.18 to $14.75	$1,204	1.64%	0.20% to 1.55%	18.17% to 19.17%
2005	40	$12.16 to $12.36	$486	1.45%	0.25% to 1.10%	9.98% to 10.56%
2004	18	$11.12 to $11.17	$204	(b)	0.30% to 0.80%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
New Perspective Fund®, Inc. - Class R-4
2007	2,456	$15.58 to $17.64	$41,461	2.12%	0.00% to 1.50%	14.23% to 15.56%
2006	1,896	$13.57 to $15.13	$27,925	1.55%	0.30% to 1.50%	18.09% to 19.46%
2005	1,760	$11.44 to $12.78	$22,033	1.87%	0.00% to 1.50%	9.56% to 10.64%
2004	762	$11.30 to $11.66	$8,638	(b)	0.55% to 1.50%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
Oppenheimer Capital Appreciation Fund - Class A
2007	47	$12.56 to $13.06	$597	-	0.55% to 1.55%	12.19% to 13.17%
2006	36	$11.24 to $11.54	$414	-	0.55% to 1.45%	6.62% to 6.79%
2005	30	$10.65 to $10.76	$316	0.75%	0.70% to 1.25%	3.40% to 3.96%
2004	21	$10.27 to $10.36	$217	(b)	0.65% to 1.60%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Oppenheimer Developing Markets Fund - Class A
2007	4,018	$23.12 to $71.98	$230,998	0.96%	0.00% to 1.95%	31.54% to 33.43%
2006	3,743	$17.39 to $52.76	$163,882	1.30%	0.30% to 1.75%	23.14% to 24.56%
2005	3,268	$17.98 to $41.82	$115,468	1.74%	0.50% to 1.65%	38.95% to 40.45%
2004	1,557	$12.94 to $29.69	$37,377	2.10%	0.55% to 1.65%	31.71%
2003	429	$14.57	$6,248	4.56%	1.00%	63.52%
Oppenheimer Global Securities/VA
2007	23	$15.42 to $26.82	$578	1.49%	0.45% to 1.75%	4.87% to 5.84%
2006	32	$14.74 to $25.34	$765	1.02%	0.45% to 1.80%	16.01% to 17.15%
2005	35	$12.74 to $21.63	$711	2.11%	0.45% to 1.85%	12.61% to 13.78%
2004	22,250	$11.36 to $19.26	$410,368	1.10%	0.00% to 1.80%	17.37% to 18.89%
2003	16,092	$10.51 to $16.20	$251,043	0.55%	0.25% to 1.50%	40.97% to 43.00%
Oppenheimer Main Street Fund®/VA
2007	11	$9.88 to $11.12	$115	0.84%	1.25% to 1.50%	2.92% to 3.15%
2006	13	$9.60 to $10.78	$123	1.67%	1.25% to 1.50%	13.34% to 13.59%
2005	-	-	$41	-	-	-
2004	-	-	$43	-	1.25% to 1.50%	-
2003	-	-	$32	-	1.25% to 1.50%	-
Oppenheimer Main Street Small Cap Fund®/VA
2007	531	$12.90 to $14.92	$6,971	0.31%	0.25% to 1.50%	-2.71% to -1.48%
2006	351	$13.26 to $15.26	$4,722	0.10%	0.30% to 1.50%	13.33% to 14.43%
2005	89	$11.70 to $13.40	$1,052	2.38%	0.50% to 1.50%	8.62%
2004	-	$12.30	$5	(b)	1.25%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
Oppenheimer Mid Cap Fund/VA
2007	4	$5.51 to $10.94	$31	-	1.25% to 1.50%	4.99%
2006	-	$10.42	$1	-	1.25%	1.66%
2005	-	-	$3	-	-	-
2004	-	-	$3	-	1.25%	-
2003	-	-	$4	-	1.25%	-

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Oppenheimer Strategic Bond Fund/VA
2007	7	$16.01 to $17.48	$125	3.94%	0.55% to 1.45%	8.10% to 9.11%
2006	8	$14.81 to $16.02	$128	3.91%	0.55% to 1.45%	5.94% to 6.87%
2005	11	$13.98 to $15.10	$154	9.58%	0.45% to 1.45%	1.16% to 2.17%
2004	3,306	$10.88 to $14.98	$47,078	4.44%	0.00% to 1.95%	7.08% to 8.47%
2003	2,470	$10.31 to $13.81	$32,607	5.57%	0.25% to 1.50%	16.27% to 17.73%
Pax World Balanced Fund
2007	4,498	$12.75 to $14.25	$59,458	1.79%	0.00% to 1.75%	7.49% to 9.16%
2006	4,112	$11.83 to $12.90	$50,097	1.66%	0.30% to 1.75%	9.03% to 10.07%
2005	4,818	$10.85 to $11.76	$54,353	1.65%	0.00% to 1.65%	3.72% to 4.87%
2004	1,550	$10.45 to $11.12	$16,523	0.96%	0.55% to 1.65%	11.98% to 12.45%
2003	378	$9.43 to $9.56	$3,605	1.04%	0.85% to 1.25%	15.85% to 16.30%
PIMCO Real Return Portfolio - Administrative Class
2007	2,861	$10.72 to $12.37	$34,027	4.42%	0.00% to 1.50%	8.91% to 10.55%
2006	2,338	$10.15 to $11.19	$25,436	4.36%	0.00% to 1.50%	-0.74% to 0.36%
2005	2,096	$10.52 to $11.10	$22,843	3.20%	0.40% to 1.50%	0.56% to 1.48%
2004	882	$10.43 to $10.83	$9,519	(b)	0.60% to 1.50%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
Pioneer High Yield Fund - Class A
2007	273	$11.81 to $12.65	$3,394	4.89%	0.20% to 1.95%	5.03% to 6.37%
2006	161	$11.33 to $11.78	$1,880	4.89%	0.40% to 1.75%	8.63% to 10.10%
2005	70	$10.43 to $10.69	$742	4.75%	0.45% to 1.75%	0.67% to 1.72%
2004	42	$10.38 to $10.48	$437	(b)	0.60% to 1.65%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
Pioneer Emerging Markets VCT Portfolio - Class I
2007	2,280	$12.71 to $12.84	$29,074	(e)	0.00% to 1.50%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Pioneer Equity Income VCT Portfolio - Class I
2007	79	$13.98 to $14.97	$1,189	2.95%	0.65% to 1.25%	-0.43% to 0.20%
2006	8,116	$13.06 to $17.75	$119,307	2.59%	0.35% to 1.95%	20.07% to 22.02%
2005	5,640	$11.48 to $14.64	$69,926	2.66%	0.30% to 1.60%	3.28% to 5.40%
2004	2,471	$11.02 to $13.99	$28,279	2.17%	0.00% to 1.95%	14.64% to 17.70%
2003	1,096	$9.61 to $12.14	$10,691	2.39%	0.45% to 1.50%	20.73% to 21.93%
Pioneer High Yield VCT Portfolio - Class I
2007	1,598	$11.89 to $12.45	$19,319	5.55%	0.25% to 1.50%	3.99% to 5.36%
2006	1,065	$11.36 to $11.75	$12,297	5.72%	0.40% to 1.50%	6.92% to 8.10%
2005	646	$10.67 to $10.94	$6,949	5.69%	0.00% to 1.50%	0.38% to 1.31%
2004	419	$10.63 to $11.03	$4,468	(b)	0.65% to 1.50%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
Pioneer Mid Cap Value VCT Portfolio - Class I
2007	27	$18.68	$513	1.70%	0.65%	4.88%
2006	4,709	$12.36 to $19.37	$81,306	1.03%	0.15% to 1.80%	10.82% to 12.13%
2005	4,927	$12.39 to $17.38	$77,468	0.33%	0.00% to 1.60%	6.17% to 7.30%
2004	3,402	$11.67 to $16.27	$49,664	0.27%	0.00% to 1.60%	20.27% to 21.91%
2003	983	$10.27 to $13.46	$11,735	0.16%	0.55% to 1.50%	35.44% to 36.73%
Premier VIT OpCap Mid Cap Portfolio
2007	40	$9.78 to $9.85	$393	(e)	0.30% to 1.50%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
T. Rowe Price Mid-Cap Value Fund - R Class
2007	68	$14.14 to $14.82	$991	1.80%	0.35% to 1.55%	-1.39% to -0.20%
2006	69	$14.34 to $14.85	$1,010	0.61%	0.35% to 1.55%	18.15% to 19.08%
2005	63	$12.20 to $12.42	$775	0.29%	0.50% to 1.45%	5.72% to 6.70%
2004	53	$11.54 to $11.64	$619	(b)	0.50% to 1.45%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
T. Rowe Price Value Fund - Advisor Class
2007	5	$11.40	$61	2.20%	1.00%	-0.44%
2006	3	$11.45	$30	(d)	1.00%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
Templeton Foreign Fund - Class A
2007	82	$16.75 to $17.56	$1,410	1.84%	0.55% to 1.75%	15.20% to 16.60%
2006	59	$14.54 to $15.06	$876	2.28%	0.55% to 1.75%	18.01% to 19.06%
2005	51	$12.36 to $12.59	$637	1.84%	0.70% to 1.65%	8.80% to 9.86%
2004	39	$11.36 to $11.46	$450	(b)	0.65% to 1.65%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
Templeton Global Bond Fund - Class A
2007	4,997	$12.26 to $21.80	$72,664	7.52%	0.00% to 1.50%	9.14% to 10.83%
2006	2,522	$11.13 to $19.67	$33,054	5.57%	0.00% to 1.50%	11.73% to 12.85%
2005	1,327	$11.07 to $16.96	$15,341	5.36%	0.50% to 1.50%	-3.59% to -4.49%
2004	572	$11.59 to $17.55	$6,775	(b)	0.55% to 1.50%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
The Growth Fund of America® - Class R-3
2007	848	$11.68 to $15.17	$12,442	0.92%	0.00% to 1.75%	8.85% to 10.36%
2006	584	$10.67 to $13.63	$7,813	0.76%	0.20% to 1.55%	8.89% to 10.29%
2005	319	$12.04 to $12.34	$3,894	0.65%	0.25% to 1.55%	12.28% to 13.54%
2004	122	$10.74 to $10.86	$1,320	(b)	0.30% to 1.45%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
The Growth Fund of America® - Class R-4
2007	16,882	$9.72 to $15.32	$248,778	1.08%	0.00% to 1.50%	9.19% to 10.52%
2006	14,655	$12.90 to $13.73	$196,584	0.91%	0.30% to 1.50%	9.29% to 10.56%
2005	11,850	$11.74 to $12.54	$145,130	0.93%	0.00% to 1.50%	12.50% to 13.63%
2004	4,738	$10.80 to $11.14	$51,341	(b)	0.45% to 1.50%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
The Income Fund of America® - Class R-3
2007	121	$13.25 to $14.19	$1,660	3.34%	0.00% to 1.75%	1.83% to 3.08%
2006	77	$13.12 to $13.65	$1,032	3.12%	0.20% to 1.55%	18.13% to 19.60%
2005	26	$11.14 to $11.38	$295	3.46%	0.30% to 1.45%	1.73% to 2.71%
2004	10	$10.97 to $11.08	$110	(b)	0.30% to 1.40%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
Diversified Value Portfolio
2007	8	$14.38 to $14.92	$114	1.87%	0.95% to 1.95%	2.97%
2006	7	$14.09 to $14.49	$100	(g)	0.95% to 2.00%	(g)
2005	5	$12.09 to $12.25	$63	(c)	1.25% to 2.05%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
Equity Income Portfolio
2007	21	$13.84 to $14.28	$304	2.23%	1.10% to 1.95%	3.40%
2006	17	$13.48 to $13.81	$235	1.93%	1.10% to 2.00%	19.36% to 19.36%
2005	21	$11.39 to $11.57	$240	2.23%	1.10% to 2.05%	2.41% to 3.03%
2004	18	$11.19 to $11.23	$208	(b)	1.10% to 1.65%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
Small Company Growth Portfolio
2007	7	$12.75 to $13.22	$86	-	0.95% to 1.95%	2.80%
2006	1	$12.51 to $12.86	$18	(g)	0.95% to 2.00%	(g)
2005	-	$11.57 to $11.72	$0	(c)	1.25% to 2.05%	(c)
2004	(c)	(c)	(c)	(c)	(c)	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
Wanger International Small Cap
2007	916	$10.46 to $10.57	$9,623	(e)	0.00% to 1.50%	(e)
2006	(e)	(e)	(e)	(e)	(e)	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements
				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Wanger Select
2007	4,150	$15.70 to $16.65	$66,892	-	0.00% to 1.50%	7.73% to 9.02%
2006	1,756	$14.45 to $15.37	$26,052	0.25%	0.15% to 1.50%	17.90% to 19.00%
2005	559	$12.40 to $12.94	$6,985	-	0.60% to 1.50%	8.87% to 9.69%
2004	195	$11.39 to $11.85	$2,227	(b)	0.70% to 1.50%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
Wanger U.S. Smaller Companies
2007	1,512	$13.11 to $14.89	$21,526	-	0.05% to 1.50%	-0.63% to 4.86%
2006	1,254	$12.52 to $14.27	$17,111	0.22%	0.15% to 1.50%	6.31% to 7.30%
2005	725	$12.66 to $13.34	$9,257	-	0.00% to 1.50%	9.61% to 10.66%
2004	186	$11.55 to $12.12	$2,155	(b)	0.55% to 1.50%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
Washington Mutual Investors FundSM, Inc. - Class R-3
2007	395	$12.78 to $13.57	$5,204	1.77%	0.00% to 1.55%	2.08% to 3.38%
2006	301	$12.52 to $13.02	$3,858	1.62%	0.20% to 1.55%	15.82% to 17.24%
2005	198	$10.81 to $11.09	$2,177	1.64%	0.25% to 1.55%	1.78% to 2.88%
2004	115	$10.66 to $10.77	$1,232	(b)	0.30% to 1.40%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
Washington Mutual Investors FundSM, Inc. - Class R-4
2007	6,883	$12.73 to $13.71	$91,248	1.97%	0.25% to 1.50%	2.34% to 3.56%
2006	6,828	$12.38 to $13.21	$88,156	1.90%	0.30% to 1.50%	16.17% to 17.48%
2005	5,985	$10.60 to $11.29	$66,271	2.09%	0.40% to 1.50%	1.94% to 2.95%
2004	3,309	$10.80 to $11.08	$35,859	(b)	0.55% to 1.50%	(b)
2003	(b)	(b)	(b)	(b)	(b)	(b)
Wells Fargo Advantage Small Cap Value Fund - Class A
2007	4	$11.68	$47	-	1.00%	9.16%
2006	2	$10.70	$21	(d)	1.00%	(d)
2005	(d)	(d)	(d)	(d)	(d)	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

(a)	As this investment Division had no investments until 2003, this data is not meaningful and therefore is not presented.

(b)	As this investment Division had no investments until 2004, this data is not meaningful and therefore is not presented.

(c)	As this investment Division had no investments until 2005, this data is not meaningful and therefore is not presented.

(d)	As this investment Division had no investments until 2006, this data is not meaningful and therefore is not presented.

(e)	As this investment Division had no investments until 2007, this data is not meaningful and therefore is not presented.

(f)	As this investment Division is wholly comprised of new contract bands at December 31, 2005, this data is not meaningful and therefore is not presented.

(g)	As this investment Division is wholly comprised of new contract bands at December 31, 2006, this data is not meaningful and therefore is not presented.

(h)	As this investment Division is wholly comprised of new contract bands at December 31, 2007, this data is not meaningful and therefore is not presented.

A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets.
The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
B	The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense, administrative and other charges, as defined in Note 4. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
*	Includes units for annuity contracts in payout beginning in 2006.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Index to Consolidated Financial Statements
Page

Report of Independent Registered Public Accounting Firm	C-2

Consolidated Financial Statements:

Consolidated Statements of Operations for the years ended
December 31, 2007, 2006, and 2005	C-3

Consolidated Balance Sheets as of
December 31, 2007 and 2006	C-4

Consolidated Statements of Changes in Shareholder's Equity
for the years ended December 31, 2007, 2006, and 2005	C-6

Consolidated Statements of Cash Flows for the years ended
December 31, 2007, 2006, and 2005	C-7

Notes to Consolidated Financial Statements	C-9

Report of Independent Registered Public Accounting Firm

The Board of Directors

ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of ING Life Insurance and Annuity Company and subsidiaries as of December 31, 2007 and 2006, and the related consolidated statements of operations, changes in shareholder’s equity, and cash flows for each of the three years in the period ended December 31, 2007. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company and subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 14 to the financial statements, the Company restated 2006 and 2005 retained earnings (deficit), asset, and liability amounts presented in their consolidated balance sheets and changes in shareholder’s equity.

/s/ Ernst & Young LLP

Atlanta, Georgia

March 25, 2008

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Operations

(In millions)

	Year Ended December 31,
	2007	2006	2005
Revenue:
Net investment income	$1,054.7	$1,029.7	$1,037.1
Fee income	789.3	714.8	609.6
Premiums	46.8	37.5	43.2
Broker-dealer commission revenue	568.4	429.2	378.1
Net realized capital gains (losses)	(8.2)	3.0	22.0
Other income	0.9	15.7	7.7
Total revenue	2,451.9	2,229.9	2,097.7
Benefits and expenses:
Interest credited and other benefits
to contractowners	822.2	783.7	739.6
Operating expenses	652.2	568.3	524.3
Broker-dealer commission expense	568.4	429.2	378.1
Amortization of deferred policy acquisition
cost and value of business acquired	129.2	21.3	159.9
Interest expense	5.5	2.9	1.6
Total benefits and expenses	2,177.5	1,805.4	1,803.5
Income before income taxes	274.4	424.5	294.2
Income tax expense	56.0	122.7	21.5
Net income	$218.4	$301.8	$272.7

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets

(In millions, except share data)

	As of December 31,
	2007	2006
		(Restated)
Assets
Investments:
Fixed maturities, available-for-sale, at fair value
(amortized cost of $13,374.7 at 2007 and $15,150.1 at 2006)	$13,316.3	$15,112.2
Equity securities, available-for-sale, at fair value
(cost of $440.1 at 2007 and $233.6 at 2006)	446.4	251.7
Mortgage loans on real estate	2,089.4	1,879.3
Policy loans	273.4	268.9
Limited partnerships/corporations	636.1	359.2
Other investments	202.7	39.7
Securities pledged (amortized cost of $940.2 at 2007 and $1,106.2 at 2006)	934.1	1,099.5
Total investments	17,898.4	19,010.5
Cash and cash equivalents	252.3	311.2
Short-term investments under securities loan agreement	183.9	283.1
Accrued investment income	168.3	180.4
Receivables for securities sold	5.6	90.1
Reinsurance recoverable	2,594.4	2,715.4
Deferred policy acquisition costs	728.6	622.6
Value of business acquired	1,253.2	1,340.2
Notes receivable from affiliate	175.0	175.0
Short-term loan to affiliate	-	45.0
Due from affiliates	10.6	9.1
Property and equipment	147.4	75.1
Other assets	112.1	73.8
Assets held in separate accounts	48,091.2	43,550.8
Total assets	$71,621.0	$68,482.3

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets

(In millions, except share data)

	As of December 31,
	2007	2006
		(Restated)
Liabilities and Shareholder's Equity
Future policy benefits and claims reserves	$18,569.1	$19,984.1
Payables for securities purchased	0.2	42.6
Payables under securities loan agreement	165.1	283.1
Notes payable	9.9	-
Borrowed money	738.4	833.2
Due to affiliates	130.7	82.8
Current income taxes	56.8	59.8
Deferred income taxes	275.9	261.1
Other liabilities	542.7	371.1
Liabilities related to separate accounts	48,091.2	43,550.8
Total liabilities	68,580.0	65,468.6

Shareholder's equity
Common stock (100,000 shares authorized; 55,000
issued and outstanding; $50 per share value)	2.8	2.8
Additional paid-in capital	4,159.3	4,299.5
Accumulated other comprehensive loss	(33.8)	(14.0)
Retained earnings (deficit)	(1,087.3)	(1,274.6)
Total shareholder's equity	3,041.0	3,013.7
Total liabilities and shareholder's equity	$71,621.0	$68,482.3

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Changes in Shareholder’s Equity

(In millions)

			Accumulated	Retained	Total
		Additional	Other	Earnings	Shareholder's
	Common	Paid-In	Comprehensive	(Deficit)	Equity
	Stock	Capital	Income (Loss)	(Restated)	(Restated)
Balance at December 31, 2004	$2.8	$4,566.8	$67.1	$(1,877.1)	$2,759.6
Prior period adjustment ($43.1 pretax)	-	-	-	28.0	28.0
Balance at January 1, 2005	2.8	4,566.8	67.1	(1,849.1)	2,787.6
Comprehensive income:
Net income	-	-	-	272.7	272.7
Other comprehensive loss, net of tax:
Change in net unrealized capital gains (losses)
on securities ($(108.4) pretax)	-	-	(77.5)	-	(77.5)
Minimum pension liability ($(1.1) pretax)	-	-	5.1	-	5.1
Total comprehensive income					200.3
Dividends paid	-	(20.5)	-	-	(20.5)
Employee share-based payments	-	3.3	-	-	3.3
Balance at December 31, 2005	2.8	4,549.6	(5.3)	(1,576.4)	2,970.7
Comprehensive income:
Net income	-	-	-	301.8	301.8
Other comprehensive loss, net of tax:
Change in net unrealized capital gains (losses)
on securities ($(23.4) pretax)	-	-	(10.7)	-	(10.7)
Pension liability and FAS No. 158
transition adjustment ($3.9 pretax)	-	-	2.5	-	2.5
					293.6
Total comprehensive income
Cumulative effect of change in accounting
principle ($(0.8) pretax)			(0.5)	-	(0.5)
Dividends paid	-	(256.0)	-	-	(256.0)
Employee share-based payments	-	5.9	-	-	5.9
Balance at December 31, 2006	2.8	4,299.5	(14.0)	(1,274.6)	3,013.7
Cumulative effect of change in
accounting principle	-	-	-	(31.1)	(31.1)
Balance at January 1, 2007	2.8	4,299.5	(14.0)	(1,305.7)	2,982.6
Comprehensive income:
Net income	-	-	-	218.4	218.4
Other comprehensive loss, net of tax:
Change in net unrealized capital gains (losses)
on securities ($(27.7) pretax), including
tax valuation allowance of $(6.4)	-	-	(24.4)	-	(24.4)
Pension liability ($7.1 pretax)	-	-	4.6	-	4.6
Total comprehensive income					198.6
Dividends paid	-	(145.0)	-	-	(145.0)
Employee share-based payments	-	4.8	-	-	4.8
Balance at December 31, 2007	$2.8	$4,159.3	$(33.8)	$(1,087.3)	$3,041.0

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows

(In millions)

	Year Ended December 31,
	2007	2006	2005
Cash Flows from Operating Activities:
Net income	$218.4	$301.8	$272.7
Adjustments to reconcile net income to
net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value
of business acquired, and sales inducements	(193.4)	(191.0)	(174.0)
Amortization of deferred policy acquisition costs,
value of business acquired, and sales inducements	133.9	25.9	165.8
Net accretion/decretion of discount/premium	72.7	83.8	115.5
Future policy benefits, claims reserves, and
interest credited	599.0	662.5	634.2
Provision for deferred income taxes	30.4	75.6	11.0
Net realized capital losses (gains)	8.2	(3.0)	(22.0)
Depreciation	18.2	12.6	12.0
Change in:
Accrued investment income	12.1	23.2	(21.6)
Reinsurance recoverable	121.0	81.3	104.6
Other receivable and assets accruals	(37.0)	(20.1)	2.6
Due to/from affiliates	46.4	20.4	4.6
Other payables and accruals	17.8	86.3	(49.8)
Other, net	(16.4)	5.9	3.3
Net cash provided by operating activities	1,031.3	1,165.2	1,058.9
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, or redemption of:
Fixed maturities, available-for-sale	10,235.6	10,355.2	19,232.3
Equity securities, available-for-sale	113.8	91.7	119.8
Mortgage loans on real estate	205.4	197.0	179.0
Acquisition of:
Fixed maturities, available-for-sale	(8,425.5)	(8,802.1)	(19,435.9)
Equity securities, available-for-sale	(243.9)	(149.1)	(120.4)
Mortgage loans on real estate	(415.1)	(680.3)	(484.8)
Policy loans	(4.5)	(6.5)	0.3
Derivatives, net	32.2	1.4	4.2
Limited partnerships, net	(279.5)	(237.6)	(46.3)
Other investments	(182.1)	(4.0)	(1.5)
Purchases of property and equipment, net	(90.5)	(54.5)	(14.2)
Net cash provided by (used in) investing activities	945.9	711.2	(567.5)

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows

(In millions)

	Year Ended December 31,
	2007	2006	2005
Cash Flows from Financing Activities:
Deposits received for investment contracts	1,600.0	1,875.7	2,024.2
Maturities and withdrawals from investment contracts	(3,451.2)	(3,420.7)	(2,237.5)
Short-term loans to affiliates	45.0	86.0	(106.0)
Short-term borrowings	(94.8)	(107.9)	(116.3)
Notes payable	9.9	-	-
Dividends to Parent	(145.0)	(256.0)	(20.5)
Net cash used in financing activities	(2,036.1)	(1,822.9)	(456.1)
Net (decrease) increase in cash and cash equivalents	(58.9)	53.5	35.3
Cash and cash equivalents, beginning of year	311.2	257.7	222.4
Cash and cash equivalents, end of year	$252.3	$311.2	$257.7
Supplemental cash flow information:
Income taxes paid, net	$45.1	$37.6	$47.1
Interest paid	$44.6	$40.8	$32.0

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

1.	Organization and Significant Accounting Policies

Basis of Presentation

ING Life Insurance and Annuity Company (“ILIAC”) is a stock life insurance company domiciled in the state of Connecticut. ILIAC and its wholly-owned subsidiaries (collectively, the “Company”) are providers of financial products and services in the United States. ILIAC is authorized to conduct its insurance business in all states and in the District of Columbia.

The consolidated financial statements include ILIAC and its wholly-owned subsidiaries, ING Financial Advisers, LLC (“IFA”) and Directed Services LLC (“DSL”). ILIAC is a direct, wholly-owned subsidiary of Lion Connecticut Holdings Inc. (“Lion” or “Parent”), which is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING”). ING is a global financial services holding company based in The Netherlands, with American Depository Shares listed on the New York Stock Exchange under the symbol “ING.”

On December 1, 2006, Lion contributed to ILIAC, Directed Services, Inc. (“DSI”), a New York corporation registered as a broker-dealer under the Securities Exchange Act of 1934 and as an investment advisor under the Investment Advisors Act of 1940, whose primary functions were the distribution of variable insurance products and investment advisory services for open-end mutual funds. Additionally, on December 12, 2006, ILIAC organized DSL as a wholly-owned Delaware limited liability company. On December 31, 2006, DSI merged with and into DSL and ceased to exist. Upon merger, the operations and broker-dealer and investment advisor registrations of DSI were consolidated into DSL, the surviving company. Effective January 1, 2007, ILIAC’s investment advisory agreement with certain variable funds offered in Company products was assigned to DSL.

Statement of Financial Accounting Standards (“FAS”) No. 141, “Business Combinations”, excludes transfers of net assets or exchanges of shares between entities under common control, and notes that certain provisions under Accounting Principles Board (“APB”) Opinion No. 16, “Business Combinations”, provide a source of guidance for such transactions. In accordance with APB Opinion No. 16, financial information of the combined entity is presented as if the entities had been combined for the full year, and all comparative financial statements are restated and presented as if the entities had previously been combined, in a manner similar to a pooling-of-interests. The consolidated financial statements give effect to the DSL consolidation transactions as if they had occurred on January 1, 2004 and include the following:

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	2006	2005
Total revenue	$594.9	$507.7
Net income	35.8	28.2
Additional paid-in capital:
Dividends paid	25.0	20.5
Employee share-based payments	0.1	0.2

On May 11, 2006, ILIAC organized NWL as a wholly-owned subsidiary for the purpose of purchasing, constructing, developing, leasing, and managing a new corporate office facility to be located at One Orange Way, Windsor, Connecticut (the “Windsor Property”). Effective October 1, 2007, the principal executive office of ILIAC was changed to One Orange Way, Windsor, Connecticut.

On October 31, 2007, ILIAC’s subsidiary, NWL merged with and into ILIAC. As of the merger date, NWL ceased to exist, and ILIAC became the surviving corporation. The merger did not have an impact on ILIAC’s consolidated results of operations and financial position, as NWL was a wholly-owned subsidiary and already included in the consolidated financial statements for all periods presented since its formation.

Description of Business

The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, and 457, as well as nonqualified deferred compensation plans. The Company’s products are offered primarily to individuals, pension plans, small businesses, and employer-sponsored groups in the health care, government, and education markets (collectively “not-for-profit” organizations) and corporate markets. The Company’s products are generally distributed through pension professionals, independent agents and brokers, third party administrators, banks, dedicated career agents, and financial planners.

Products offered by the Company include deferred and immediate (payout annuities) annuity contracts. Company products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a variety of investment options, including affiliated and nonaffiliated mutual funds and variable and fixed investment options. In addition, the Company offers wrapper agreements entered into with retirement plans, which contain certain benefit responsive guarantees (i.e. liquidity guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. The Company also offers investment advisory services and pension and retirement savings plan administrative services.

The Company has one operating segment.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Recently Adopted Accounting Standards

Accounting for Uncertainty in Income Taxes

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”), which creates a single model to address the accounting for the uncertainty in income tax positions recognized in a company’s financial statements. FIN 48 prescribes a recognition threshold and measurement criteria that must be satisfied to recognize a financial statement benefit of tax positions taken, or expected to be taken, on an income tax return. Additionally, FIN 48 provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition.

FIN 48 was adopted by the Company on January 1, 2007. As a result of implementing FIN 48, the Company recognized a cumulative effect of change in accounting principle of $2.9 as a reduction to January 1, 2007 Retained earnings (deficit).

Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts

In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 05-1, “Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts” (“SOP 05-1”), which states that when an internal replacement transaction results in a substantially changed contract, the unamortized deferred acquisition costs, unearned revenue liabilities, and deferred sales inducement assets, related to the replaced contract should not be deferred in connection with the new contract. Contract modifications that meet various conditions defined by SOP 05-1 and result in a new contract that is substantially unchanged from the replaced contract, however, should be accounted for as a continuation of the replaced contract.

SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverage that occurs by the exchange of a contract for a new contract, by amendment, endorsement, or rider, to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 applies to internal replacements made primarily to contracts defined by FAS No. 60, “Accounting and Reporting by Insurance Enterprises” (“FAS No. 60”), as short-duration and long-duration insurance contracts, and by FAS No. 97, “Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments” (“FAS No. 97”), as investment contracts.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

SOP 05-1 was adopted by the Company on January 1, 2007, and is effective for internal replacements occurring on or after that date. As a result of implementing SOP 05-1, the Company recognized a cumulative effect of change in accounting principle of $43.4, before tax, or $28.2, net of $15.2 of income taxes, as a reduction to January 1, 2007 Retained earnings (deficit). In addition, the Company revised its accounting policy on the amortization of deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA") to include internal replacements.

Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans

In September 2006, the FASB issued FAS No. 158, “Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans - An Amendment of FASB Statements No. 87, 88, 106, and 132R” (“FAS No. 158”). FAS No. 158 requires an employer to:

▪	Recognize in the statement of financial position, an asset for a plan’s overfunded status or a liability for a plan’s underfunded status;
▪	Measure a plan’s assets and obligations that determine its funded status as of the end of the fiscal year; and
▪	Recognize changes in the funded status of a defined benefit postretirement plan in the year in which the changes occur, reporting such changes in comprehensive income.

On December 31, 2006, the Company adopted the recognition and disclosure provisions of FAS No. 158. The effect of adopting FAS No. 158 on the Company’s financial condition at December 31, 2006 is included in the accompanying consolidated financial statements. FAS No. 158 did not have a significant effect on the Company’s financial condition at December 31, 2006. The provisions regarding the change in the measurement date of postretirement benefit plans are not applicable, as the Company already uses a measurement date of December 31 for its pension plans.

The incremental effects of adopting the provisions of FAS No. 158 on the Company’s Consolidated Balance Sheets at December 31, 2006 was $(0.5).

Accounting for Certain Hybrid Financial Instruments

In February 2006, the FASB issued FAS No. 155, “Accounting for Certain Hybrid Financial Instruments - an amendment of FASB Statements No. 133 and 140” (“FAS No. 155”), which permits the application of fair value accounting to certain hybrid financial instruments in their entirety if they contain embedded derivatives that would otherwise require bifurcation under FAS No. 133, “Accounting for Derivative Instruments and Hedging Activities” (“FAS No. 133”). Under this approach, changes in fair value would be recognized currently in earnings. In addition, FAS No. 155 does the following:

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

▪	Clarifies which interest-only strips and principal-only strips are not subject to derivative accounting under FAS No. 133;
▪

Requires that interests in securitized financial assets be analyzed to identify interests that are freestanding derivatives or that are hybrid instruments that contain embedded derivatives requiring bifurcation;

▪	Clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and
▪	Allows a qualifying special-purpose entity to hold derivative financial instruments that pertain to beneficial interests, other than another derivative financial instrument.

FAS No. 155 was adopted by the Company on January 1, 2007, and is effective for all instruments acquired, issued, or subject to a remeasurement event, occurring on or after that date. The adoption of FAS No. 155 did not have a material effect on the Company’s financial position, results of operations, or cash flows.

New Accounting Pronouncements

Business Combinations

In December 2007, the FASB issued FAS No. 141 (revised 2007), “Business Combinations” (“FAS No. 141R”), which replaces FAS No. 141, “Business Combinations,” as issued in 2001. FAS No. 141R requires most identifiable assets, liabilities, noncontrolling interest, and goodwill, acquired in a business combination to be recorded at full fair value as of the acquisition date, even for acquisitions achieved in stages. In addition, the statement requires:

▪	Acquisition-related costs to be recognized separately and generally expensed;
▪	Non-obligatory restructuring costs to be recognized separately when the liability is incurred;
▪	Contractual contingencies acquired to be recorded at acquisition-date fair values;
▪	A bargain purchase, which occurs when the fair value of net assets acquired exceeds the consideration transferred plus any non-controlling interest in the acquiree, to be recognized as a gain; and
▪	The nature and financial effects of the business combination to be disclosed.

FAS No. 141R also amends or eliminates various other authoritative literature.

The provisions of FAS No. 141R are effective for fiscal years beginning on or after December 15, 2008 for all business combinations occurring on or after that date. As such, this standard will impact any Company acquisitions that occur on or after January 1, 2009.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Fair Value Option for Financial Assets and Financial Liabilities

In February 2007, the FASB issued FAS No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities” (“FAS No. 159”), which allows a company to make an irrevocable election, on specific election dates, to measure eligible items at fair value. The election to measure an item at fair value may be determined on an instrument by instrument basis, with certain exceptions. If the fair value option is elected, unrealized gains and losses will be recognized in earnings at each subsequent reporting date, and any upfront costs and fees related to the item will be recognized in earnings as incurred. Items eligible for the fair value option include:

▪	Certain recognized financial assets and liabilities;
▪	Rights and obligations under certain insurance contracts that are not financial instruments;
▪	Host financial instruments resulting from the separation of an embedded nonfinancial derivative instrument from a nonfinancial hybrid instrument; and
▪	Certain commitments.

FAS No. 159 is effective for fiscal years beginning after November 15, 2007. As of the effective date, the fair value option may be elected for eligible items that exist on that date. The effect of the first remeasurement to fair value shall be reported as a cumulative effect adjustment to the opening balance of Retained earnings (deficit). The Company will not be electing the fair value option for any eligible assets or liabilities in existence on January 1, 2008.

Fair Value Measurements

In September 2006, the FASB issued FAS No. 157, “Fair Value Measurements” (“FAS No. 157”). FAS No. 157 provides guidance for using fair value to measure assets and liabilities whenever other standards require (or permit) assets or liabilities to be measured at fair value. FAS No. 157 does not expand the use of fair value in any new circumstances.

Under FAS No. 157, the FASB clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, FAS No. 157 establishes a fair value hierarchy that prioritizes the information used to develop such assumptions. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data. FAS No. 157 also requires separate disclosure of fair value measurements by level within the hierarchy and expanded disclosure of the effect on earnings for items measured using unobservable data.

The provisions of FAS No. 157 are effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company is in the process of determining the impact of adoption of FAS No. 157.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments, and other debt issues with a maturity of 90 days or less when purchased.

Investments

All of the Company’s fixed maturities and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Shareholder’s equity, after adjustment for related changes in experience-rated contract allocations, DAC, VOBA, and deferred income taxes.

Other-Than-Temporary Impairments

The Company analyzes the general account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Management considers the length of time and the extent to which fair value has been less than amortized cost, the issuer’s financial condition and near-term prospects, future economic conditions and market forecasts, and the Company’s intent and ability to retain the investment for a period of time sufficient to allow for recovery in fair value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other-than-temporary impairment is considered to have occurred.

In addition, the Company invests in structured securities that meet the criteria of the Emerging Issues Task Force (“EITF”) Issue No. 99-20 “Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets” (“EITF 99-20”). Under EITF 99-20, a further determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company’s ability to recover the investment. An impairment is recognized if the fair value of the security is less than amortized cost and there has been adverse change in cash flow since the last remeasurement date.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

When a decline in fair value is determined to be other-than-temporary, the individual security is written down to fair value, and the loss is accounted for as a change in Net realized capital gains (losses).

Experience-Rated Products

Included in available-for-sale securities are investments that support experience-rated products. Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum principal and interest guarantees. Unamortized realized capital gains (losses) on the sale of and unrealized capital gains (losses) on investments supporting these products are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets. Net realized capital gains (losses) on all other investments are reflected in the Consolidated Statements of Operations. Unrealized capital gains (losses) on all other investments are reflected in Accumulated other comprehensive income (loss) in Shareholder’s equity, net of DAC and VOBA adjustments for unrealized capital gains (losses), and related income taxes.

Purchases and Sales

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

Valuation

The fair value for fixed maturities is largely determined by one of two pricing methods: published price quotations or valuation techniques with market inputs. Security pricing is applied using a hierarchy or “waterfall” approach, whereby prices are first sought from published price quotations, including independent pricing services or broker-dealer quotations. Published price quotations may be unavailable or deemed unreliable due to a limited market for securities that are rarely traded or are traded only in privately negotiated transactions. As such, fair values for the remaining securities, consisting primarily of privately placed bonds, are then determined using risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security.

The fair values for actively traded equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value, where applicable.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Mortgage loans on real estate are reported at amortized cost, less impairment write-downs. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral. If the loan is in foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Net realized capital gains (losses). At December 31, 2007 and 2006, the Company had no allowance for mortgage loan credit losses. The properties collateralizing mortgage loans are geographically dispersed throughout the United States, with the largest concentration of and 16.8% and 17.7% of properties in California at December 31, 2007 and 2006, respectively.

Policy loans are carried at unpaid principal balances.

Short-term investments, consisting primarily of money market instruments and other fixed maturity issues purchased with an original maturity of 91 days to one year, are considered available-for-sale and are carried at fair value.

Derivative instruments are reported at fair value primarily using the Company’s derivative accounting system. The system uses key financial data, such as yield curves, exchange rates, Standard & Poor’s (“S&P”) 500 Index prices, and London Inter Bank Offered Rates (“LIBOR”), which are obtained from third party sources and uploaded into the system. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third party brokers. Embedded derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models or market quotations.

Repurchase Agreements

The Company engages in dollar repurchase agreements (“dollar rolls”) and repurchase agreements to increase the return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. Company policies require a minimum of 95% of the fair value of securities pledged under dollar rolls and repurchase agreement transactions to be maintained as collateral. Cash collateral received is invested in fixed maturities, and the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions is included in Securities pledged on the Consolidated Balance Sheets. The repurchase obligation related to dollar rolls and repurchase agreements is included in Borrowed money on the Consolidated Balance Sheets.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company also enters into reverse repurchase agreements. These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased. Company policies require a minimum of 102% of the fair value of securities pledged under reverse repurchase agreements to be pledged as collateral. Reverse repurchase agreements are included in Cash and cash equivalents on the Consolidated Balance Sheets.

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company’s guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

Derivatives

The Company’s use of derivatives is limited mainly to hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. Generally, derivatives are not accounted for using hedge accounting treatment under FAS No. 133, as the Company has not historically sought hedge accounting treatment.

The Company enters into interest rate, equity market, credit default, and currency contracts, including swaps, caps, floors, and options, to reduce and manage risks associated with changes in value, yield, price, cash flow, or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index, or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products. Open derivative contracts are reported as either Other investments or Other liabilities, as appropriate, on the Consolidated Balance Sheets. Changes in the fair value of such derivatives are recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.

The Company also has investments in certain fixed maturity instruments, and has issued certain retail annuity products, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads.

Embedded derivatives within fixed maturity instruments are included in Fixed maturities, available-for-sale, on the Consolidated Balance Sheets, and changes in fair value are recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Embedded derivatives within retail annuity products are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets, and changes in the fair value are recorded in Interest credited and benefits to contractowners in the Consolidated Statements of Operations.

Deferred Policy Acquisition Costs and Value of Business Acquired

General

DAC represents policy acquisition costs that have been capitalized and are subject to amortization. Such costs consist principally of certain commissions, underwriting, contract issuance, and certain agency expenses, related to the production of new and renewal business.

VOBA represents the outstanding value of in force business capitalized in purchase accounting when the Company was acquired and is subject to amortization. The value is based on the present value of estimated net cash flows embedded in the Company’s contracts.

FAS No. 97 applies to universal life and investment-type products, such as fixed and variable deferred annuities. Under FAS No. 97, DAC and VOBA are amortized, with interest, over the life of the related contracts in relation to the present value of estimated future gross profits from investment, mortality, and expense margins, plus surrender charges.

Internal Replacements

Contractowners may periodically exchange one contract for another, or make modifications to an existing contract. Beginning January 1, 2007, these transactions are identified as internal replacements and are accounted for in accordance with Statement of Position 05-1.

Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC and VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts. For deferred annuities, the estimated future gross profits of the new contracts are treated as revisions to the estimated future gross profits of the replaced contracts in the determination of amortization.

Internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized DAC and VOBA related to the replaced contracts are written off to Net amortization of deferred policy acquisition costs and value of business acquired in the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

As a result of implementing SOP 05-1, the Company recognized a cumulative effect of change in accounting principle of $43.4, before tax, or $28.2, net of $15.2 of income taxes, as a reduction to January 1, 2007 Retained earnings (deficit).

Unlocking

Changes in assumptions can have a significant impact on DAC and VOBA balances and amortization rates. Several assumptions are considered significant in the estimation of future gross profits associated with variable deferred annuity products. One of the most significant assumptions involved in the estimation of future gross profits is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. Other significant assumptions include surrender and lapse rates, estimated interest spread, and estimated mortality.

Due to the relative size and sensitivity to minor changes in underlying assumptions of DAC and VOBA balances, the Company performs quarterly and annual analyses of DAC and VOBA. The DAC and VOBA balances are evaluated for recoverability.

At each evaluation date, actual historical gross profits are reflected, and estimated future gross profits and related assumptions are evaluated for continued reasonableness. Any adjustment in estimated future gross profits requires that the amortization rate be revised (“unlocking”), retroactively to the date of the policy or contract issuance. The cumulative unlocking adjustment is recognized as a component of current period amortization. In general, sustained increases in investment, mortality, and expense margins, and thus estimated future gross profits, lower the rate of amortization. Sustained decreases in investment, mortality, and expense margins, and thus estimated future gross profits, however, increase the rate of amortization.

Property and Equipment

Property and equipment are carried at cost, less accumulated depreciation. Expenditures for replacements and major improvements are capitalized; maintenance and repair expenditures are expensed as incurred.

At December 31, 2007 and 2006, total accumulated depreciation and amortization was $120.7 and $107.5, respectively. Depreciation on property and equipment is provided on a straight-line basis over the estimated useful lives of the assets with the exception of land and artwork, which are not depreciated or amortized. The Company’s property and equipment are depreciated using the following estimated useful lives.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Estimated Useful Lives
Buildings	40 years
Furniture and fixtures	5 years
Leasehold improvements	10 years, or the life of the lease, whichever is shorter
Equipment	3 years
Software	3 years

Reserves

The Company records as liabilities reserves to meet the Company’s future obligations under its variable annuity and fixed annuity products.

Future policy benefits and claims reserves include reserves for deferred annuities and immediate annuities with and without life contingent payouts.

Reserves for individual and group deferred annuity investment contracts and individual immediate annuities without life contingent payouts are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon, net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. Reserves interest rates vary by product and ranged from 1.6% to 7.8% for the years 2007, 2006, and 2005. Certain reserves also include unrealized gains and losses related to investments and unamortized realized gains and losses on investments for experience-rated contracts. Reserves on experienced-rated contracts reflect the rights of contractowners, plan participants, and the Company. Reserves for group immediate annuities without life contingent payouts are equal to the discount value of the payment at the implied break-even rate.

Reserves for individual immediate annuities with life contingent payout benefits are computed on the basis of assumed interest discount rates, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by annuity type plan, year of issue, and policy duration. For the years 2007, 2006, and 2005, reserve interest rates ranged from 5.1% to 5.9%.

The Company has a significant concentration of reinsurance arising from the disposition of its individual life insurance business. In 1998, the Company entered into an indemnity reinsurance arrangement with certain subsidiaries of Lincoln National Corporation (“Lincoln”). Effective March 1, 2007, the reinsurance agreements were assigned to a single subsidiary of Lincoln, and that subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction. The Company includes an amount in Reinsurance recoverable on the Consolidated Balance Sheets, which equals the Company’s total individual life reserves. Individual life reserves are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets.

Unpaid claims and claim expenses for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Certain variable annuities offer guaranteed minimum death benefits (“GMDB”). The GMDB is accrued in the event the contractowner account value at death is below the guaranteed value and is included in reserves.

Revenue Recognition

For most annuity contracts, charges assessed against contractowner funds for the cost of insurance, surrenders, expenses, and other fees are recorded as revenue as charges are assessed. Other amounts received for these contracts are reflected as deposits and are not recorded as premiums or revenue. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected in both Premiums and Interest credited and other benefits to contractowners in the Consolidated Statements of Operations.

Premiums on the Consolidated Statements of Operations primarily represent amounts received for immediate annuities with life contingent payouts.

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractowners who bear the investment risk, subject, in limited cases, to certain minimum guarantees. Investment income and investment gains and losses generally accrue directly to such contractowners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contractowner or participant (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) under a contract, in shares of mutual funds that are managed by the Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

Separate account assets and liabilities are carried at fair value and shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income, and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Consolidated Statements of Operations (with the exception of realized and unrealized capital gains (losses) on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Assets and liabilities of separate account arrangements that do not meet the criteria for separate presentation in the Consolidated Balance Sheets (primarily the guaranteed interest option), and revenue and expenses related to such arrangements, are consolidated in the financial statements with the general account. At December 31, 2007 and 2006, unrealized capital losses of $11.0 and $7.3, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in Shareholder’s equity.

Reinsurance

The Company utilizes indemnity reinsurance agreements to reduce its exposure to losses from GMDBs in its annuity insurance business. Reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the Company’s primary liability as the direct insurer of the risks. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial strength and credit ratings of its reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company’s Consolidated Balance Sheets.

Of the Reinsurance recoverable on the Consolidated Balance Sheets, $2.6 billion and $2.7 billion at December 31, 2007 and 2006, respectively, is related to the reinsurance recoverable from certain subsidiaries of Lincoln arising from the disposal of the Company’s individual life insurance business in 1998 (see the Reinsurance footnote). Effective March 1, 2007, the reinsurance agreements were assigned to a single subsidiary of Lincoln, and that subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction.

Income Taxes

The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

2.	Investments

Fixed Maturities and Equity Securities

Fixed maturities and equity securities, available-for-sale, were as follows as of December 31, 2007.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. Treasuries	$11.2	$0.7	$-	$11.9
U.S. government agencies and authorities	0.6	-	-	0.6
State, municipalities, and political subdivisions	66.1	0.1	2.2	64.0

U.S. corporate securities:
Public utilities	1,049.1	10.8	15.6	1,044.3
Other corporate securities	3,855.1	46.1	65.2	3,836.0
Total U.S. corporate securities	4,904.2	56.9	80.8	4,880.3

Foreign securities(1):
Government	379.3	17.1	6.6	389.8
Other	1,955.8	29.9	40.3	1,945.4
Total foreign securities	2,335.1	47.0	46.9	2,335.2

Residential mortgage-backed securities	4,146.1	101.8	63.5	4,184.4
Commercial mortgage-backed securities	1,927.3	10.7	52.3	1,885.7
Other asset-backed securities	924.3	5.5	41.5	888.3

Total fixed maturities, including
securities pledged	14,314.9	222.7	287.2	14,250.4
Less: securities pledged	940.2	8.0	14.1	934.1
Total fixed maturities	13,374.7	214.7	273.1	13,316.3
Equity securities	440.1	13.8	7.5	446.4

Total investments, available-for-sale	$13,814.8	$228.5	$280.6	$13,762.7

(1) Primarily U.S. dollar denominated.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Fixed maturities and equity securities, available-for-sale, were as follows as of December 31, 2006.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. Treasuries	$25.5	$0.1	$-	$25.6
U.S. government agencies and authorities	276.6	3.6	3.3	276.9
State, municipalities, and political subdivisions	45.4	1.1	0.1	46.4

U.S. corporate securities:
Public utilities	1,111.4	9.1	15.7	1,104.8
Other corporate securities	4,281.8	47.6	62.3	4,267.1
Total U.S. corporate securities	5,393.2	56.7	78.0	5,371.9

Foreign securities(1):
Government	466.0	31.8	3.5	494.3
Other	2,000.4	28.3	33.3	1,995.4
Total foreign securities	2,466.4	60.1	36.8	2,489.7

Residential mortgage-backed securities	4,529.8	52.4	82.2	4,500.0
Commercial mortgage-backed securities	2,261.3	14.0	28.6	2,246.7
Other asset-backed securities	1,258.1	6.5	10.1	1,254.5

Total fixed maturities, including
securities pledged	16,256.3	194.5	239.1	16,211.7
Less: securities pledged	1,106.2	6.4	13.1	1,099.5
Total fixed maturities	15,150.1	188.1	226.0	15,112.2
Equity securities	233.6	20.4	2.3	251.7

Total investments, available-for-sale	$15,383.7	$208.5	$228.3	$15,363.9

(1) Primarily U.S. dollar denominated.

At December 31, 2007 and 2006, net unrealized losses were $58.2 and $26.5, respectively, on total fixed maturities, including securities pledged to creditors, and equity securities. At December 31, 2007 and 2006, $16.4 and $52.4, respectively, of net unrealized capital gains (losses) was related to experience-rated contracts and was not reflected in Shareholder’s equity but in Future policy benefits and claim reserves.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The amortized cost and fair value of total fixed maturities as of December 31, 2007, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called, or prepaid.

	Amortized	Fair
	Cost	Value
Due to mature:
One year or less	$363.4	$363.6
After one year through five years	2,440.7	2,451.6
After five years through ten years	2,779.9	2,761.2
After ten years	1,733.2	1,715.6
Mortgage-backed securities	6,073.4	6,070.1
Other asset-backed securities	924.3	888.3
Less: securities pledged	940.2	934.1
Fixed maturities, excluding securities pledged	$13,374.7	$13,316.3

The Company did not have any investments in a single issuer, other than obligations of the U.S. government and government agencies, with a carrying value in excess of 10% of the Company’s Shareholder’s equity at December 31, 2007 or 2006.

At December 31, 2007 and 2006, fixed maturities with fair values of $13.9 and $11.2, respectively, were on deposit as required by regulatory authorities.

The Company invests in various categories of collateralized mortgage obligations (“CMOs”) that are subject to different degrees of risk from changes in interest rates and, for CMOs that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. At December 31, 2007 and 2006, approximately 11.3% and 8.4%, respectively, of the Company’s CMO holdings were invested in those types of CMOs which are subject to more prepayment and extension risk than traditional CMOs, such as interest-only or principal-only strips.

Equity Securities

Equity securities, available-for-sale, included investments with fair values of $279.5 and $219.5 in ING proprietary funds as of December 31, 2007 and 2006, respectively.

Repurchase Agreements

The Company engages in dollar repurchase agreements (“dollar rolls”) and repurchase agreements. At December 31, 2007 and 2006, the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions was $757.6 and $832.4, respectively. The repurchase obligation related to dollar rolls and repurchase agreements totaled $734.8 and $833.2 at December 31, 2007 and 2006, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company also engages in reverse repurchase agreements. At December 31, 2007 and 2006, the Company did not have any reverse repurchase agreements.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was immaterial at December 31, 2007 and 2006. The Company believes the counterparties to the dollar rolls, repurchase, and reverse repurchase agreements are financially responsible and that the counterparty risk is minimal.

Unrealized Capital Losses

Unrealized capital losses in fixed maturities at December 31, 2007 and 2006, were primarily related to interest rate movement or spread widening to mortgage and other asset-backed securities. Mortgage and other asset-backed securities include U.S. government-backed securities, principal protected securities, and structured securities, which did not have an adverse change in cash flows. The following table summarizes the unrealized capital losses by duration and reason, along with the fair value of fixed maturities, including securities pledged, in unrealized capital loss positions at December 31, 2007 and 2006.

	Less than	More than	More than
	Six	Six Months	Twelve
	Months	and less than	Months	Total
	Below	Twelve Months	Below	Unrealized
	Amortized	Below Amortized	Amortized	Capital
2007	Cost	Cost	Costs	Loss
Interest rate or spread widening	$18.8	$62.3	$48.8	$129.9
Mortgage and other
asset-backed securities	30.1	69.0	58.2	157.3
Total unrealized capital losses	$48.9	$131.3	$107.0	$287.2
Fair value	$2,256.2	$2,217.7	$3,612.1	$8,086.0

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	Less than	More than	More than
	Six	Six Months	Twelve
	Months	and less than	Months	Total
	Below	Twelve Months	Below	Unrealized
	Amortized	Below Amortized	Amortized	Capital
2006	Cost	Cost	Costs	Loss
Interest rate or spread widening	$10.8	$4.8	$102.6	$118.2
Mortgage and other
asset-backed securities	11.0	2.5	107.4	120.9
Total unrealized capital losses	$21.8	$7.3	$210.0	$239.1
Fair value	$2,447.4	$501.5	$6,726.2	$9,675.1

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities is 96.9% of the average book value. In addition, this category includes 761 securities, which have an average quality rating of AA. No other-than-temporary impairment loss was considered necessary for these fixed maturities as of December 31, 2007.

Other-Than-Temporary Impairments

The following table identifies the Company’s other-than-temporary impairments by type for the years ended December 31, 2007, 2006, and 2005.

	2007		2006		2005
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
Limited partnerships	$3.0	1	$-	-	$-	-
U.S. Treasuries	-	-	6.4	4	0.1	2
U.S. corporate	36.3	113	24.4	67	3.9	15
Foreign	19.1	54	4.2	10	0.3	1
Residential mortgage-backed	7.1	30	16.6	76	44.7	82
Other asset-backed	10.5	21	7.0	1	-	-
Equity securities	-	-	0.1	3	-	-

Total	$76.0	219	$58.7	161	$49.0	100

The above schedule includes $16.4, $16.1, and $43.3 for the years ended December 31, 2007, 2006, and 2005, respectively, in other-than-temporary write-downs related to the analysis of credit-risk and the possibility of significant prepayment risk. The remaining $59.6, $42.6, and $5.7 in write-downs for the years ended December 31, 2007, 2006, and 2005, respectively, are related to investments that the Company does not have the intent to retain for a period of time sufficient to allow for recovery in fair value. The following table summarizes these write-downs recognized by type for the years ended December 31, 2007, 2006, and 2005.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	2007		2006		2005
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
U.S. Treasuries	$-	-	$6.4	4	$0.1	2
U.S. corporate	31.6	102	24.4	67	2.3	13
Foreign	19.1	54	4.2	10	-	-
Residential mortgage-backed	2.6	2	0.6	1	3.3	2
Other asset-backed	6.3	16	7.0	1	-	-
Total	$59.6	174	$42.6	83	$5.7	17

The remaining fair value of the fixed maturities with other-than-temporary impairments at December 31, 2007, 2006, and 2005 was $1,210.8, $704.4, and $475.0, respectively.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations new factors, including changes in the business environment, can change the Company’s previous intent to continue holding a security.

Net Investment Income

Sources of Net investment income were as follows for the years ended December 31, 2007, 2006, and 2005.

	2007	2006	2005
Fixed maturities, available-for-sale	$895.5	$969.0	$978.9
Equity securities, available-for-sale	38.5	10.5	9.7
Mortgage loans on real estate	118.5	93.6	73.0
Policy loans	14.1	13.2	30.0
Short-term investments and cash equivalents	2.2	2.4	2.7
Other	88.3	44.5	38.7
Gross investment income	1,157.1	1,133.2	1,133.0
Less: investment expenses	102.4	103.5	95.9
Net investment income	$1,054.7	$1,029.7	$1,037.1

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) are comprised of the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to other-than-temporary impairment of investments and changes in fair value of derivatives. The cost of the investments on disposal is determined based on specific identification of securities. Net realized capital gains (losses) on investments were as follows for the years ended December 31, 2007, 2006, and 2005.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	2007	2006	2005
Fixed maturities, available-for-sale	$(50.3)	$(67.0)	$1.0
Equity securities, available-for-sale	6.4	9.3	12.4
Derivatives	(123.0)	(3.9)	17.9
Other	(2.6)	-	(0.3)
Less: allocation to experience-rated contracts	161.3	(64.6)	9.0
Net realized capital (loss) gains	$(8.2)	$3.0	$22.0
After-tax net realized capital (loss) gains	$(5.3)	$2.0	$14.3

The increase in Net realized capital losses for the year ended December 31, 2007, was primarily due to realized losses on derivatives, primarily related to losses on interest rate swaps and widening of credit spreads.

Net realized capital gains (losses) allocated to experience-rated contracts were deducted from Net realized capital gains (losses) and an offsetting amount was reflected in Future policy benefits and claim reserves on the Consolidated Balance Sheets. Net unamortized realized capital gains allocated to experienced-rated contractowners were $53.8, $164.5, $240.3, at December 31, 2007, 2006, and 2005, respectively.

Proceeds from the sale of fixed maturities and equity securities, available-for-sale, and the related gross gains and losses, excluding those related to experience-related contracts, were as follows for the years ended December 31, 2007, 2006, and 2005.

	2007	2006	2005
Proceeds on sales	$5,738.8	$6,481.2	$10,062.3
Gross gains	66.4	109.0	161.1
Gross losses	(101.2)	110.9	93.9

3.	Financial Instruments

Estimated Fair Value

The following disclosures are made in accordance with the requirements of FAS No. 107, “Disclosures about Fair Value of Financial Instruments” (“FAS No. 107”). FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

FAS No. 107 excludes certain financial instruments, including insurance contracts, and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments:

Fixed maturities, available-for-sale: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices or dealer quotes. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower's ability to compete in their relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Equity securities, available-for-sale: Fair values of these securities are based upon quoted market price. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion price, where applicable.

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Cash and cash equivalents, Short-term investments under securities loan agreement, and Policy loans: The carrying amounts for these assets approximate the assets’ fair values.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the individual securities in the separate accounts.

Investment contract liabilities (included in Future policy benefits and claim reserves):

With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

Without a fixed maturity: Fair value is estimated as the amount payable to the contractowner upon demand. However, the Company has the right under such contracts to delay payment of withdrawals, which may ultimately result in paying an amount different than that determined to be payable on demand.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Other financial instruments reported as assets and liabilities: The carrying amounts for these financial instruments (primarily derivatives and limited partnerships) approximate the fair values of the assets and liabilities. Derivatives are carried at fair value, which is determined using the Company’s derivative accounting system in conjunction with key financial data from third party sources or through values established by third party brokers, on the Consolidated Balance Sheets.

The carrying values and estimated fair values of certain of the Company’s financial instruments were as follows at December 31, 2007 and 2006.

	2007		2006
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets:
Fixed maturities, available-for-sale,
including securities pledged	$14,250.4	$14,250.4	$16,211.7	$16,211.7
Equity securities, available-for-sale	446.4	446.4	251.7	251.7
Mortgage loans on real estate	2,089.4	2,099.3	1,879.3	1,852.6
Policy loans	273.4	273.4	268.9	268.9
Cash, cash equivalents, and
short-term investments under
securities loan agreement	436.2	436.2	594.3	594.3
Other investments	838.8	838.8	398.9	398.9
Assets held in separate accounts	48,091.2	48,091.2	43,550.8	43,550.8
Liabilities:
Investment contract liabilities:
With a fixed maturity	1,251.1	1,308.7	1,475.1	1,529.2
Without a fixed maturity	13,421.9	13,379.1	14,407.2	14,367.8
Derivatives	200.3	200.3	45.1	45.1

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company’s management of interest rate, price, and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Derivative Financial Instruments

	Notional Amount		Fair Value
	2007	2006	2007	2006
Interest Rate Swaps
Interest rate swaps are used to manage the interest
rate risk in the Company’s fixed maturities portfolio,
as well as the Company’s liabilities. Interest rate
swaps represent contracts that require the exchange
of cash flows at regular interim periods, typically
monthly or quarterly.	$7,680.0	$3,277.8	$(111.6)	$16.4

Foreign Exchange Swaps
Foreign exchange swaps are used to reduce the risk
of a change in the value, yield, or cash flow with
respect to invested assets. Foreign exchange
swaps represent contracts that require the
exchange of foreign currency cash flows for
U.S. dollar cash flows at regular interim periods,
typically quarterly or semi-annually.	224.5	204.4	(45.3)	(30.9)

Credit Default Swaps
Credit default swaps are used to reduce the credit loss
exposure with respect to certain assets that the
Company owns, or to assume credit exposure to
certain assets that the Company does not own.
Payments are made to or received from the
counterparty at specified intervals and amounts
for the purchase or sale of credit protection.
In the event of a default on the underlying credit
exposure, the Company will either receive
an additional payment (purchased credit
protection) or will be required to make an additional
payment (sold credit protection) equal to the notional
value of the swap contract.	335.9	756.8	(8.8)	(2.5)

Total Return Swaps
Total return swaps are used to assume credit
exposure to a referenced index or asset pool.
The difference between different floating-rate
interest amounts calculated by reference to an
agreed upon notional principal amount is exchanged
with other parties at specified intervals.	-	139.0	-	0.3

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	Notional Amount		Fair Value
	2007	2006	2007	2006
Swaptions
Swaptions are used to manage interest rate risk in the
Company’s collateralized mortgage obligation portfolio.
Swaptions are contracts that give the Company the
option to enter into an interest rate swap at a specific
future date.	$542.3	$1,112.0	$0.2	$5.2

Embedded Derivatives
The Company also has investments in certain fixed
maturity instruments that contain embedded derivatives
whose market value is at least partially determined by,
among other things, levels of or changes in domestic
and/or foreign interest rates (short- or long-term),
exchange rates, prepayment rates, equity rates, or
credit ratings/spreads.
Within securities	N/A*	N/A*	40.8	(2.7)
Within annuity products	N/A*	N/A*	78.1	-

* N/A - not applicable.

Credit Default Swaps

As of December 31, 2007, the maximum potential future exposure to the Company on the sale of credit protection under credit default swaps was $136.2.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

4.	Deferred Policy Acquisition Costs and Value of Business Acquired

Activity within DAC was as follows for the years ended December 31, 2007, 2006, and 2005.

Balance at January 1, 2005	$414.5
Prior period adjustment	(1.0)
Balance at January 1, 2005 (restated)	413.5
Deferrals of commissions and expenses	123.1
Amortization:
Amortization	(59.6)
Interest accrued at 5% to 7%	30.7
Net amortization included in the Consolidated Statements of Operations	(28.9)
Change in unrealized capital gains (losses) on available-for-sale securities	3.7
Balance at December 31, 2005	511.4
Deferrals of commissions and expenses	136.0
Amortization:
Amortization	(62.1)
Interest accrued at 6% to 7%	37.5
Net amortization included in the Consolidated Statements of Operations	(24.6)
Change in unrealized capital gains (losses) on available-for-sale securities	(0.2)
Balance at December 31, 2006	622.6
Deferrals of commissions and expenses	147.1
Amortization:
Amortization	(80.9)
Interest accrued at 5% to 7%	44.8
Net amortization included in the Consolidated Statements of Operations	(36.1)
Change in unrealized capital gains (losses) on available-for-sale securities	1.0
Implementation of SOP 05-01	(6.0)
Balance at December 31, 2007	$728.6

The estimated amount of DAC to be amortized, net of interest, is $45.1, $44.1, $46.0, $42.4, and $42.1, for the years 2008, 2009, 2010, 2011 and 2012, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Activity within VOBA was as follows for the years ended December 31, 2007, 2006, and 2005.

Balance at January 1, 2005	$1,365.2
Prior period adjustment	(2.7)
Balance at January 1, 2005 (restated)	1,362.5
Deferrals of commissions and expenses	49.3
Amortization:
Amortization	(219.4)
Interest accrued at 5% to 7%	88.4
Net amortization included in the Consolidated Statements of Operations	(131.0)
Change in unrealized capital gains (losses) on available-for-sale securities	10.9
Balance at December 31, 2005	1,291.7
Deferrals of commissions and expenses	46.2
Amortization:
Amortization	(82.4)
Interest accrued at 5% to 7%	85.7
Net amortization included in the Consolidated Statements of Operations	3.3
Change in unrealized capital gains (losses) on available-for-sale securities	(1.0)
Balance at December 31, 2006	1,340.2
Deferrals of commissions and expenses	40.5
Amortization:
Amortization	(177.3)
Interest accrued at 5% to 7%	84.2
Net amortization included in the Consolidated Statements of Operations	(93.1)
Change in unrealized capital gains (losses) on available-for-sale securities	2.9
Implementation of SOP 05-1	(37.3)
Balance at December 31, 2007	$1,253.2

The estimated amount of VOBA to be amortized, net of interest, is $99.4, $90.8, $88.0, $82.4, and $77.1, for the years 2008, 2009, 2010, 2011, and 2012, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

Analysis of DAC and VOBA

The increase in Amortization of DAC and VOBA for the year ended December 31, 2007, was primarily driven by unfavorable unlocking of $131.3 attributable to an increase in actual gross profits related to higher fee income and fixed margins in 2007. In addition, amortization for the year ended December 31, 2006 was lower due to favorable unlocking, as a result of prospective expense assumption changes.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The decrease in Amortization of DAC and VOBA in 2006 is primarily driven by favorable unlocking of $83.3, resulting from the refinements of the Company’s estimates of persistency, expenses and other assumptions. In addition, the decrease in amortization reflects lower actual gross profits, primarily due to a legal settlement incurred in 2006.

Amortization of DAC and VOBA increased in 2005 primarily due to increased gross profits, which were driven by higher fixed margins and variable fees because of higher average assets under management (“AUM”), partially offset by higher expenses. The Company revised long-term separate account return and certain contractowner withdrawal behavior assumptions, as well as reflected current experience during 2005, resulting in a deceleration of amortization of DAC and VOBA of $11.7.

5.	Dividend Restrictions and Shareholder’s Equity

ILIAC’s ability to pay dividends to its parent is subject to the prior approval of insurance regulatory authorities of the State of Connecticut for payment of any dividend, which, when combined with other dividends paid within the preceding 12 months, exceeds the greater of (1) ten percent (10%) of ILIAC’s statutory surplus at the prior year end or (2) ILIAC’s prior year statutory net gain from operations.

During 2007, 2006, and 2005, ILIAC paid $145.0, $256.0, and $20.5, respectively, in dividends on its common stock to its parent.

During 2006, Lion contributed to ILIAC DSI, which had $50.5 in equity on the date of contribution and was accounted for in a manner similar to a pooling-of-interests. During 2007, 2006, and 2005, ILIAC did not receive any cash capital contributions from its parent.

The Insurance Department of the State of Connecticut (the “Department”) recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States. Statutory net income was $245.5, $138.3, and $258.5, for the years ended December 31, 2007, 2006, and 2005, respectively. Statutory capital and surplus was $1,388.0 and $1,447.5 as of December 31, 2007 and 2006, respectively.

As of December 31, 2007, ILIAC did not utilize any statutory accounting practices that are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

6.	Additional Insurance Benefits and Minimum Guarantees

The Company calculates an additional liability for certain GMDBs and other minimum guarantees in order to recognize the expected value of these benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

As of December 31, 2007, the separate account liability for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees were $7.1 billion and $80.4, respectively. As of December 31, 2006, the separate account liability for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees were $6.4 billion and $0.7, respectively.

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2007 and 2006 was $7.1 billion and $6.4 billion, respectively.

7.	Income Taxes

Effective January 1, 2006, ILIAC files a consolidated federal income tax return with ING America Insurance Holdings (“ING AIH”) and certain other subsidiaries of ING AIH that are eligible corporations qualified to file consolidated federal income tax returns as part of the ING AIH affiliated group. Effective January 1, 2006, ILIAC is party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the group whereby ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate. For calendar year 2005, ILIAC filed a consolidated federal income tax return with its (former) subsidiary, ING Insurance Company of America.

	2007	2006	2005
Current tax expense (benefit):
Federal	$28.6	$23.3	$4.9
State	(9.0)	20.0	4.9
Total current tax expense	19.6	43.3	9.8
Deferred tax expense:
Federal	36.4	79.4	11.7
Total deferred tax expense	36.4	79.4	11.7
Total income tax expense	$56.0	$122.7	$21.5

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons for the years ended December 31, 2007, 2006 and 2005:

	2007	2006	2005
Income before income taxes	$274.4	$424.5	$294.2
Tax rate	35.0%	35.0%	35.0%
Income tax at federal statutory rate	96.0	148.6	103.0
Tax effect of:
Dividend received deduction	(26.2)	(36.5)	(25.8)
IRS audit settlement	-	-	(58.2)
State audit settlement	(21.8)	-	-
State tax expense	-	13.0	3.2
Other	8.0	(2.4)	(0.7)
Income tax expense	$56.0	$122.7	$21.5

Temporary Differences

The tax effects of temporary differences that give rise to Deferred tax assets and Deferred tax liabilities at December 31, 2007 and 2006, are presented below.

	2007	2006
Deferred tax assets:
Insurance reserves	$216.6	$250.3
Net unrealized capital loss	6.4	-
Unrealized losses allocable to experience-rated contracts	5.7	18.3
Investments	6.7	3.5
Postemployment benefits	75.9	74.7
Compensation	27.3	25.1
Other	32.4	19.9
Total gross assets before valuation allowance	371.0	391.8
Less: valuation allowance	(6.4)	-
Assets, net of valuation allowance	364.6	391.8

Deferred tax liabilities:
Value of business acquired	(436.7)	(469.1)
Net unrealized capital gains	-	(15.9)
Deferred policy acquisition costs	(203.8)	(167.9)
Total gross liabilities	(640.5)	(652.9)
Net deferred income tax liability	$(275.9)	$(261.1)

Net unrealized capital gains and losses are presented as a component of other comprehensive income (loss) in Shareholder’s equity, net of deferred taxes.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. As of December 31, 2007, the Company had a $6.4 valuation allowance related to unrealized capital losses on investments, which is included in Accumulated other comprehensive income (loss). The Company had no valuation allowance as of December 31, 2006.

Tax Sharing Agreement

ILIAC had a payable of $ 56.8 and $ 59.8 to ING AIH at December 31, 2007 and 2006, respectively, for federal income taxes under the inter-company tax sharing agreement.

See Related Party Transactions footnote for more information.

Unrecognized Tax Benefits

As a result of implementing FIN 48, the Company recognized a cumulative effect of change in accounting principle of $2.9 as a reduction to January 1, 2007 Retained earnings (deficit). In addition, the Company had $68.0 of unrecognized tax benefits as of January 1, 2007, of which $52.1 would affect the Company’s effective tax rate if recognized.

A reconciliation of the change in the unrecognized income tax benefits for the year is as follows:

Balance at January 1, 2007	$ 68.0
Additions for tax positions related to current year	2.9
Additions (reductions) for tax positions related to prior years	(23.5)
Balance at December 31, 2007	$ 47.4

The Company had $42.6 of unrecognized tax benefits as of December 31, 2007 that would affect the Company’s effective tax rate if recognized.

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in Current income taxes and Income tax expense on the Balance Sheets and Statements of Operations, respectively. The Company had accrued interest of $16.9 as of December 31, 2007.

Regulatory Matters

The Company is under audit by the Internal Revenue Service (“IRS”) for tax years 2002 through 2005, and is subject to state audit in New York for years 1995 through 2000. It is anticipated that the IRS audit of tax years 2002 and 2003 will be finalized within the next twelve months. Upon finalization of the IRS exam, it is reasonably possible that the

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

unrecognized tax benefits will decrease by up to $17.7. It is also reasonably possible that the aforementioned state tax audits may be settled within the next twelve months. It is reasonably possible that the unrecognized tax benefit on uncertain tax positions related to the New York state tax audit will decrease by up to $11.4. The timing of the settlement and any potential future payment of the remaining allowance of $18.3 cannot be reliably estimated.

On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which announced its intention to issue regulations with respect to certain computational aspects of the dividend received deduction (“DRD”) on separate account assets held in connection with variable annuity and life insurance contracts. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54 issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing, substance, and effective date of any such regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives.

Under prior law, life insurance companies were allowed to defer from taxation a portion of income. Deferred income of $17.2 was accumulated in the Policyholders Surplus Account and would only become taxable under certain conditions, which management believed to be remote. In 2004, Congress passed the American Jobs Creation Act of 2004 allowing certain tax-free distributions from the Policyholders’ Surplus Account during 2005 and 2006. During 2006, the Company made a dividend distribution of $256.0, which eliminated the $17.2 balance in the Policyholders Surplus Account and, therefore, any potential tax on the accumulated balance.

8.	Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation (“ING North America”) sponsors the ING Americas Retirement Plan (the “Retirement Plan”), effective as of December 31, 2001. Substantially all employees of ING North America and its affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). As of January 1, 2002, each participant in the Retirement Plan (except for certain specified employees) earns a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees’ participation in the Retirement Plan were $17.2, $23.8, and $22.5, for

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

2007, 2006, and 2005, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Defined Contribution Plan

ING North America sponsors the ING Americas Savings Plan and ESOP (the “Savings Plan”). Substantially all employees of ING North America and its affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company’s employees other than Company agents. Career Agents are certain, full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria. The Savings Plan is a tax-qualified profit sharing and stock bonus plan, which includes an employee stock ownership plan (“ESOP”) component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. Matching contributions are subject to a 4-year graded vesting schedule (although certain specified participants are subject to a 5-year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Pre-tax charges to operations of the Company for the Savings Plan were $10.1, $9.7, and $8.9, for the years ended December 31, 2007, 2006, and 2005, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Non-Qualified Retirement Plans

Through December 31, 2001, the Company, in conjunction with ING North America, offered certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the “SERPs”). Benefit accruals under the SERPs ceased, effective as of December 31, 2001. Benefits under the SERPs are determined based on an eligible employee’s years of service and average annual compensation for the highest five years during the last ten years of employment.

The Company, in conjunction with ING North America, sponsors the Pension Plan for Certain Producers of ING Life Insurance and Annuity Company (formerly the Pension Plan for Certain Producers of Aetna Life Insurance and Annuity Company) (the “Agents Non-Qualified Plan”). This plan covers certain full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet the eligibility criteria specified in the plan (“Career Agents”). The Agents Non-Qualified Plan was terminated effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The SERPs and Agents Non-Qualified Plan, are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and ING North America. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

Obligations and Funded Status

The following tables summarize the benefit obligations, fair value of plan assets, and funded status, for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2007 and 2006.

	2007	2006
Change in Projected Benefit Obligation:
Projected benefit obligation, January 1	$97.7	$106.8
Interest cost	5.4	5.5
Benefits paid	(9.3)	(8.3)
Actuarial loss on obligation	(8.2)	(6.3)
Projected benefit obligation, December 31	$85.6	$97.7

Fair Value of Plan Assets:
Fair value of plan assets, December 31	$-	$-

Amounts recognized in the Consolidated Balance Sheets consist of:

	2007	2006
Accrued benefit cost	$(85.6)	$(97.7)
Intangible assets	-	-
Accumulated other comprehensive income	4.9	14.1
Net amount recognized	$(80.7)	$(83.6)

At December 31, 2007 and 2006, the projected benefit obligation was $85.6 and $97.7, respectively.

Assumptions

The weighted-average assumptions used in the measurement of the December 31, 2007 and 2006 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2007	2006
Discount rate at beginning of period	5.90%	5.50%
Rate of compensation increase	4.20%	4.00%

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries (particularly the Citigroup Pension Discount Curve Liability Index), including a discounted cash flow analysis of the Company’s pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the Retirement Plan. Based upon all available information, it was determined that 6.5% was the appropriate discount rate as of December 31, 2007, to calculate the Company’s accrued benefit liability. Accordingly, as prescribed by SFAS No. 87, “Employers’ Accounting for Pensions”, the 6.5% discount rate will also be used to determine the Company’s 2008 pension expense. December 31 is the measurement date for the SERP’s and Agents Non-Qualified Plan.

The weighted-average assumptions used in calculating the net pension cost were as follows:

	2007	2006	2005
Discount rate	6.50%	5.90%	6.00%
Rate of increase in compensation levels	4.20%	4.00%	4.00%

The weighted average assumptions used in calculating the net pension cost for 2007 were, as indicated above, a 6.5% discount rate and a 4.2% rate of compensation increase. Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2007, 2006, and 2005, were as follows:

	2007	2006	2005
Interest cost	$5.4	$5.5	$6.0
Net actuarial loss recognized in the year	0.7	2.0	1.3
Unrecognized past service cost recognized in the year	-	0.2	0.2
The effect of any curtailment or settlement	0.4	0.4	0.3
Net periodic benefit cost	$6.5	$8.1	$7.8

Cashflows

In 2008, the employer is expected to contribute $5.5 to the SERPs and Agents Non-Qualified Plan. Future expected benefit payments related to the SERPs, and Agents Non-Qualified Plan, for the years ended December 31, 2008 through 2012, and thereafter through 2017, are estimated to be $5.5, $4.0, $4.0, $4.3, $4.4 and $21.1, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Other

On October 4, 2004, the President signed into law The Jobs Creation Act (“Jobs Act”). The Jobs Act affects nonqualified deferred compensation plans, such as the Agents Nonqualified Plan. ING North America will make changes to impacted nonqualified deferred compensation plans, as necessary to comply with the requirements of the Jobs Act.

Stock Option and Share Plans

ING sponsors the ING Group Long Term Equity Ownership Plan (“leo”), which provides employees of the Company who are selected by the ING Board of Directors to be granted options and/or performance shares. The terms applicable to an award under leo are set out in an award agreement, which is signed by the participant when he or she accepts the award.

Options granted under leo are nonqualified options on ING shares in the form of American Depository Receipts (“ADRs”). Leo options have a ten (10) year term and vest three years from the grant date. Options awarded under leo may vest earlier in the event of the participant’s death, permanent disability or retirement. Retirement for purposes of leo means a participant terminates service after attaining age 55 and completing 5 years of service. Early vesting in all or a portion of a grant of options may also occur in the event the participant is terminated due to redundancy or business divestiture. Unvested options are generally subject to forfeiture when a participant voluntarily terminates employment or is terminated for cause (as defined in leo). Upon vesting, participants generally have up to seven years in which to exercise their vested options. A shorter exercise period applies in the event of termination due to redundancy, business divestiture, voluntary termination or termination for cause. An option gives the recipient the right to purchase an ING share in the form of ADRs at a price equal to the fair market value of one ING share on the date of grant. On exercise, participant’s have three options (i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the options being exercised, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant’s tax obligation. The share price is in Euros and converted to U.S. dollars, as determined by ING.

Awards of performance shares may also be made under leo. Performance shares are a contingent grant of ING stock, and, on vesting, the participant has the right to receive a cash amount equal to the closing price per ING share on the Euronext Amsterdam Stock Market on the vesting date times the number of vested Plan shares. Performance shares generally vest three years from the date of grant, with the amount payable based on ING’s share price on the vesting date. Payments made to participants on vesting are based on the performance targets established in connection with leo and payments can range from 0% to 200% of target. Performance is based on ING’s total shareholder return relative to a peer group as determined at the end of the vesting period. To vest, a participant must be actively employed on the vesting date, although vesting will continue

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

to occur in the event of the participant’s death, disability or retirement. If a participant is terminated due to redundancy or business divestiture, vesting will occur but in only a portion of the award. Unvested shares are generally subject to forfeiture when an employee voluntarily terminates employment or is terminated for cause (as defined in leo). Upon vesting, participants have three options (i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the shares, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant’s tax obligation. The amount is converted from Euros to U.S. dollars based on the daily average exchange rate between the Euro and the U.S. dollar, as determined by ING.

The Company recognized compensation expense for the leo options and performance shares of $4.5, $10.1, and $5.6 for the years ended December 31, 2007, 2006, and 2005 respectively.

For leo, the Company recognized tax benefits of $3.2, $0.1, and $0.3 in 2007, 2006, and 2005, respectively.

Other Benefit Plans

In addition, the Company, in conjunction with ING North America, sponsors the following benefit plans:

▪

The ING 401(k) Plan for ILIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. Effective January 1, 2006, the Company match equals 60% of a participant’s pre-tax deferral contribution, with a maximum of 6% of the participant’s eligible pay.

▪

The Producers’ Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.

▪	The Producers’ Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.
▪

Certain health care and life insurance benefits for retired employees and their eligible dependents. The post retirement health care plan is contributory, with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

The benefit charges allocated to the Company related to these plans for the years ended December 31, 2007, 2006, and 2005, were $0.4, $1.4, and $1.3, respectively.

9.	Related Party Transactions

Operating Agreements

ILIAC has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

▪

Investment Advisory agreement with ING Investment Management LLC (“IIM”), an affiliate, in which IIM provides asset management, administrative, and accounting services for ILIAC’s general account. ILIAC incurs a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2007, 2006, and 2005, expenses were incurred in the amounts of $60.5, $62.2, and $61.7, respectively.

▪

Services agreement with ING North America for administrative, management, financial, and information technology services, dated January 1, 2001 and amended effective January 1, 2002. For the years ended December 31, 2007, 2006, and 2005, expenses were incurred in the amounts of $167.9, $175.3, and $138.5, respectively.

▪

Services agreement between ILIAC and its U.S. insurance company affiliates dated January 1, 2001, and amended effective January 1, 2002 and December 31, 2007. For the years ended December 31, 2007, 2006, and 2005, net expenses related to the agreement were incurred in the amount of $21.7, $12.4, and $17.8, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company’s expense and cost allocation methods.

DSL has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

▪

Underwriting and distribution agreements with ING USA Annuity and Life Insurance Company (“ING USA”) and ReliaStar Life Insurance Company of New York (“RLNY”), affiliated companies, whereby DSL serves as the principal underwriter for variable insurance products. In addition, DSL is authorized to enter into agreements with broker-dealers to distribute the variable insurance products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2007, 2006, and 2005, commissions were collected in the amount of $568.4, $429.2, and $378.1. Such commissions are, in turn, paid to broker-dealers.

▪

Services agreements with ING USA and RLNY, whereby DSL receives managerial and supervisory services and incurs a fee that is calculated as a percentage of average assets of each company’s variable separate accounts deposited in ING Investors Trust. On August 9, 2007, DSL and ING USA entered into an amendment to the service agreement effective July 31, 2007 to modify the method for calculating the compensation owed to ING USA under the service agreement. As a result of this amendment, DSL pays ING USA the total net revenue associated with ING USA deposits into ING Investors Trust. For the years ended December 31, 2007, 2006, and 2005, expenses were incurred under these services agreements in the amount of $124.4, $70.8, and $46.3, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

▪

Administrative and advisory services agreements with ING Investment LLC and IIM, affiliated companies, in which DSL receives certain services for a fee. The fee for these services is calculated as a percentage of average assets of ING Investors Trust. For the years ended December 31, 2007, 2006, and 2005, expenses were incurred in the amounts of $13.1, $8.8, and $6.4, respectively.

Investment Advisory and Other Fees

During 2006 and 2005, ILIAC served as investment advisor to certain variable funds offered in Company products (collectively, the “Company Funds”). The Company Funds paid ILIAC, as investment advisor, daily fees that, on an annual basis, ranged, depending on the Fund, from 0.5% to 1.0% of their average daily net assets. Each of the Company Funds managed by ILIAC were subadvised by investment advisors, in which case ILIAC paid a subadvisory fee to the investment advisors, which included affiliates. Effective January 1, 2007, ILIAC’s investment advisory agreement with the Company Funds was assigned to DSL. ILIAC is also compensated by the separate accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the separate accounts pay ILIAC daily fees that, on an annual basis are, depending on the product, up to 3.4% of their average daily net assets. The total amount of compensation and fees received by the Company from the Company Funds and separate accounts totaled $312.7, $289.9, and $263.0, (excludes fees paid to ING Investment Management Co.) in 2007, 2006, and 2005, respectively.

DSL has been retained by ING Investors Trust (the “Trust”), an affiliate, pursuant to a management agreement to provide advisory, management, administrative and other services to the Trust. Under the management agreement, DSL provides or arranges for the provision of all services necessary for the ordinary operations of the Trust. DSL earns a monthly fee based on a percentage of average daily net assets of the Trust. DSL has entered into an administrative services subcontract with ING Fund Services, LLC, an affiliate, pursuant to which ING Fund Services, LLC, provides certain management, administrative and other services to the Trust and is compensated a portion of the fees received by DSL under the management agreement. For the years ended December 31, 2007, 2006, and 2005, revenue received by DSL under the management agreement (exclusive of fees paid to affiliates) was $343.8, $233.9, and $174.6, respectively. At December 31, 2007 and 2006, DSL had $26.7 and $22.1, respectively, receivable from the Trust under the management agreement.

Financing Agreements

ILIAC maintains a reciprocal loan agreement with ING AIH, an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in June 2001 and expires on April 1, 2011, either party can borrow from the other up to 3% of ILIAC’s statutory admitted assets as of the preceding December 31. Interest on any ILIAC borrowing is charged at the rate of ING AIH’s cost of funds for the interest period, plus 0.15%.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration.

Under this agreement, ILIAC incurred interest expense of $3.9, $1.8, and $0.7, for the years ended December 31, 2007, 2006, and 2005, respectively, and earned interest income of $1.7, $3.3, and $1.1, for the years ended December 31, 2007, 2006, and 2005, respectively. Interest expense and income are included in Interest expense and Net investment income, respectively, on the Consolidated Statements of Operations. At December 31, 2007, ILIAC had no amount due from ING AIH under the reciprocal loan agreement and $45.0 receivable from ING AIH at December 31, 2006.

Note with Affiliate

On December 29, 2004, ING USA issued a surplus note in the principal amount of $175.0 (the “Note”) scheduled to mature on December 29, 2034, to ILIAC, in an offering that was exempt from the registration requirements of the Securities Act of 1933. ILIAC’s $175.0 Note from ING USA bears interest at a rate of 6.26% per year. Any payment of principal and/or interest is subject to the prior approval of the Iowa Insurance Commissioner. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest income for the years ended December 31, 2007 and 2006 was $11.1.

Tax Sharing Agreements

Effective January 1, 2006, ILIAC is a party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the ING AIH consolidated group. Under the federal tax allocation agreement, ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate.

For the years ended December 31, 2006 and 2005, DSI, which merged with and into DSL on December 31, 2006, was party to the ING AIH federal tax allocation agreement, as described above. Income from DSL, a single member limited liability company, is taxed at the member level (ILIAC).

ILIAC has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined, or unitary basis.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

10.	Financing Agreements

ILIAC maintains a $100.0 uncommitted, perpetual revolving note facility with the Bank of New York ("BONY"). Interest on any of ILIAC’s borrowing accrues at an annual rate equal to a rate quoted by BONY to ILIAC for the borrowing. Under this agreement, ILIAC incurred minimal interest expense for the years ended December 31, 2007, 2006, and 2005. At December 31, 2007 and 2006, ILIAC had no amounts outstanding under the revolving note facility.

ILIAC also maintains a $75.0 uncommitted line-of-credit agreement with PNC Bank (“PNC”), effective December 19, 2005. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at anytime to ING AIH and its affiliates of $75.0. Interest on any of ILIAC’s borrowing accrues at an annual rate equal to a rate quoted by PNC to ILIAC for the borrowing. Under this agreement, ILIAC incurred minimal interest expense for the years ended December 31, 2007 and 2006. At December 31, 2007 and 2006, ILIAC had no amounts outstanding under the line-of-credit agreement.

ILIAC also maintains $100.0 uncommitted line-of-credit agreement with Svenska Handelsbanken AB (Publ.), effective June 2, 2006. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at anytime to ING AIH and its affiliates of $100.0. Interest on any of the Company’s borrowing accrues at an annual rate equal to the rate quoted by Svenska to the Company for the borrowing. Under this agreement, the Company incurred minimal interest expense for the year ended December 31, 2007. At December 31, 2007, ILIAC had no amounts outstanding under the line-of-credit agreement.

Also see Financing Agreements in the Related Party Transactions footnote.

11.	Reinsurance

At December 31, 2007, the Company had reinsurance treaties with 8 unaffiliated reinsurers covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts. At December 31, 2007, the Company did not have any outstanding cessions under any reinsurance treaties with affiliated reinsurers. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

On, October 1, 1998, the Company disposed of its individual life insurance business under an indemnity reinsurance arrangement with certain subsidiaries of Lincoln for $1.0 billion in cash. Under the agreement, Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains obligated to contractowners. Effective March 1, 2007, the reinsurance agreements were assigned to a single subsidiary of Lincoln, and that subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company assumed $25.0 of premium revenue from Aetna Life, for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $16.1 and $17.4 were maintained for this contract as of December 31, 2007 and 2006, respectively.

Reinsurance ceded in force for life mortality risks were $20.9 billion and $22.4 billion at December 31, 2007 and 2006, respectively. At December 31, 2007 and 2006, net receivables were comprised of the following:

	2007	2006
Claims recoverable from reinsurers	$2,595.2	$2,727.1
Payable for reinsurance premiums	(0.9)	(1.2)
Reinsured amounts due to reinsurer	(5.9)	(0.5)
Reserve credits	0.1	0.8
Other	5.9	(10.8)
Total	$2,594.4	$2,715.4

Premiums and Interest credited and other benefits to contractowners were reduced by the following amounts for reinsurance ceded for the years ended December 31, 2007, 2006, and 2005.

	2007	2006	2005
Deposits ceded under reinsurance	$188.5	$199.0	$215.5
Premiums ceded under reinsurance	0.4	0.5	0.4
Reinsurance recoveries	419.7	359.0	363.7

12.	Commitments and Contingent Liabilities

Leases

The Company leases certain office space and certain equipment under various operating leases, the longest term of which expires in 2014.

For the years ended December 31, 2007, 2006, and 2005, rent expense for leases was $17.7, $17.8, and $17.4, respectively. The future net minimum payments under noncancelable leases for the years ended December 31, 2008 through 2012 are estimated to be $4.6, $3.5, $2.4, $1.7, and $0.8, respectively, and $0.5, thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments.

At December 31, 2007, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $357.8, $226.6 of which was with related parties. At December 31, 2006, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $706.8, $322.3 of which was with related parties. During 2007 and 2006, $87.3 and $79.4, respectively, was funded to related parties under off-balance sheet commitments.

Financial Guarantees

The Company owns a 3-year credit-linked note arrangement, whereby the Company will reimburse the guaranteed party upon payment default of the referenced obligation. Upon such default, the Company reimburses the guaranteed party for the loss under the reference obligation, and the Company receives that reference obligation in settlement. The Company can then seek recovery of any losses under the agreement by sale or collection of the received reference obligation. As of December 31, 2007, the maximum liability to the Company under the guarantee was $30.0.

Windsor Property Construction

During the second half of 2006, NWL entered into agreements for site development and facility construction at the Windsor Property (collectively, the "Construction Agreements"). Construction of the Windsor Property is complete, and costs incurred under the Construction Agreements and other agreements associated with the construction, acquisition, and development of the corporate office facility totaled $62.4 and $27.6 for the years ended December 31, 2007 and 2006, respectively. These costs were capitalized in Property and equipment on the Consolidated Balance Sheets.

Litigation

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages, and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves,

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Other Regulatory Matters

Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters

Federal and state regulators, and self-regulatory agencies, are conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; sales and marketing practices (including sales to seniors); specific product types (including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company. These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged. In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues

Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

Action may be taken with respect to certain ING affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

13.	Accumulated Other Comprehensive Income (Loss)

Shareholder’s equity included the following components of Accumulated other comprehensive income (loss) as of December 31, 2007, 2006, and 2005.

	2007	2006	2005
Net unrealized capital gains (losses):
Fixed maturities, available-for-sale	$(64.5)	$(44.6)	$(18.0)
Equity securities, available-for-sale	6.3	18.1	3.2
DAC/VOBA adjustment on
available-for-sale securities	7.8	3.9	5.1
Sales inducements adjustment on
available-for-sale securities	0.2	0.1	0.1
Premium deficiency reserve adjustment	-	(37.5)	(23.6)
Other investments	(0.7)	0.8	1.2
Less: allocation to experience-rated contracts	(16.4)	(52.4)	(48.6)
Unrealized capital gains (losses), before tax	(34.5)	(6.8)	16.6
Deferred income tax asset (liability)	12.1	2.4	(10.3)
Asset valuation allowance	(6.4)	-	-
Net unrealized capital gains (losses)	(28.8)	(4.4)	6.3
Pension liability, net of tax	(5.0)	(9.6)	(11.6)
Accumulated other comprehensive
(loss) income	$(33.8)	$(14.0)	$(5.3)

Net unrealized capital gains (losses) allocated to experience-rated contracts of $(16.4) and $(52.4) at December 31, 2007 and 2006, respectively, are reflected on the Consolidated Balance Sheets in Future policy benefits and claims reserves and are not included in Shareholder’s equity.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Changes in Accumulated other comprehensive income (loss), net of DAC, VOBA, and tax (excluding the tax valuation allowance), related to changes in unrealized capital gains (losses) on securities, including securities pledged and excluding those related to experience-rated contracts, were as follows for the years ended December 31, 2007, 2006, and 2005.

	2007	2006	2005
Fixed maturities, available-for-sale	$(19.9)	$(26.6)	$(500.1)
Equity securities, available-for-sale	(11.8)	14.9	(5.5)
DAC/VOBA adjustment on
available-for-sale securities	3.9	(1.2)	14.6
Sales inducements adjustment on
available-for-sale securities	0.1	-	0.2
Premium deficiency reserve adjustment	37.5	(13.9)	(23.6)
Other investments	(1.5)	(0.4)	(0.1)
Less: allocation to experience-rated contracts	36.0	(3.8)	(406.1)
Unrealized capital gains (losses), before tax	(27.7)	(23.4)	(108.4)
Deferred income tax asset (liability)	9.7	12.7	30.9
Net change in unrealized capital gains (losses)	$(18.0)	$(10.7)	$(77.5)

	2007	2006	2005
Net unrealized capital holding gains (losses) arising
during the year (1)	$(66.9)	$(43.6)	$(38.2)
Less: reclassification adjustment for gains
(losses) and other items included in Net income(2)	(48.9)	(32.9)	39.3
Net change in unrealized capital gains (losses) on securities	$(18.0)	$(10.7)	$(77.5)

(1)	Pretax unrealized holding gains (losses) arising during the year were $(102.9), $(95.4), and $(53.4), for the years ended December 31, 2007, 2006, and 2005, respectively.

(2)	Pretax reclassification adjustments for gains (losses) and other items included in Net income were $(75.2), $(72.0), and $55.0, for the years ended December 31, 2007, 2006, and 2005, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

14.	Changes to Prior Years Presentation

During 2007, the Company identified $43.1 in unreconciled net liabilities. While the correction of this error is not material to the prior period financial statements, correction of the error through the current period income statement would be material to the 2007 Statements of Operations. In accordance with the guidance provided in SEC Staff Accounting Bulletin (“SAB”) Topic IN, “Financial Statements - Considering the Effects of Prior Year Misstatements When Quantifying Misstatements in Current Year Financial Statements” (“SAB 108”), the Company has restated the prior period financial statements to correct this error by adjusting January 1, 2005 Retained earnings and December 31, 2006 DAC, VOBA, Future policy benefits and claims reserves, Other liabilities, and Deferred taxes as follows:

	Previously
	Reported	Adjustment	Restated

January 1, 2005
Retained earnings (net of tax)	$(1,877.1)	$28.0	$(1,849.1)
Total shareholder's equity (net of tax)	2,759.6	28.0	2,787.6

December 31, 2006
Deferred policy acquisition cost	$623.6	$(1.0)	$622.6
Value of business acquired	1,342.9	(2.7)	1,340.2
Total assets	68,486.0	(3.7)	68,482.3

Future policy benefits and claims reserves	$19,995.8	$(11.7)	$19,984.1
Other liabilities	406.2	(35.1)	371.1
Deferred taxes	246.0	15.1	261.1
Total liabilities	65,500.3	(31.7)	65,486.6

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

QUARTERLY DATA (UNAUDITED)

(Dollar amounts in millions, unless otherwise stated)

2007	First	Second	Third	Fourth
Total revenue	$579.1	$594.9	$601.4	$676.5
Income (loss) before income taxes	100.7	115.8	85.8	(27.9)
Income tax expense (benefit)	28.5	33.6	22.3	(28.4)
Net income	$72.2	$82.2	$63.5	$0.5

2006	First*	Second*	Third*	Fourth
Total revenue	$532.5	$551.2	$548.5	$597.7
Income before income taxes	80.4	116.9	84.3	142.9
Income tax expense	21.6	34.2	16.6	50.3
Net income	$58.8	$82.7	$67.7	$92.6

*Amounts have been restated to reflect the contribution of Directed Services, Inc. on December 1, 2006. See the "Organization
and Significant Accounting Policies" footnote for further information regarding the contribution.

clean2008105479lastpagesai.htm -- Converted by SEC Publisher, created by BCL Technologies Inc., for SEC Filing

Form No. SAI.105479-08	ILIAC Ed. April 2008

VARIABLE ANNUITY ACCOUNT C
PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements:
	(1)	Included in Part A:
Condensed Financial Information
	(2)	Included in Part B:
Financial Statements of Variable Annuity Account C:
		-	Report of Independent Registered Public Accounting Firm
		-	Statements of Assets and Liabilities as of December 31, 2007
		-	Statements of Operations for the year ended December 31, 2007
		-	Statements of Changes in Net Assets for the years ended December 31, 2007 and 2006
		-	Notes to Financial Statements
Consolidated Financial Statements of ING Life Insurance and Annuity Company:
		-	Report of Independent Registered Public Accounting Firm
		-	Consolidated Statements of Operations for the years ended December 31,
2007, 2006 and 2005
		-	Consolidated Balance Sheets as of December 31, 2007 and 2006
		-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2007, 2006 and 2005
		-	Consolidated Statements of Cash Flows for the years ended December 31,
2007, 2006 and 2005
		-	Notes to Consolidated Financial Statements

(b)	Exhibits
	(1)	Resolution establishing Variable Annuity Account C • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on
Form N-4 (File No. 033-75986), as filed on April 22, 1996.
	(2)	Not applicable
	(3.1)	Standard Form of Broker-Dealer Agreement • Incorporated by reference to
Post-Effective Amendment No. 32 to Registration Statement on Form N-4
(File No. 033-81216), as filed on April 11, 2006.
	(3.2)	Underwriting Agreement dated November 17, 2006 between ING Life
Insurance and Annuity Company and ING Financial Advisers, LLC •
Incorporated by reference to Post-Effective Amendment No. 34 to Registration
Statement on Form N-4 (File No. 033-75996), as filed on December 20, 2006.
	(4.1)	Variable Annuity Contract (G-CDA(12/99)) • Incorporated by reference to
Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File
No. 033-75974), as filed on February 28, 1997.
	(4.2)	Variable Annuity Contract Certificate (C-CDA(12/99)) • Incorporated by
reference to Post-Effective Amendment No. 6 to Registration Statement on
Form N-4 (File No. 033-75974), as filed on February 28, 1997.

(4.3)	Contract Schedule I AFT-403M (08/03)-E-MGIRMM-03 to Contract
G-CDA(12/99) and Certificate C-CDA(12/99) • Incorporated by reference to
Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File
No. 333-105479), as filed on June 3, 2004.
(4.4)	Contract Schedule I AFT-457M(08/03)-E-MGIRMM-03 to Contract
G-CDA(12/99) and Certificate C-CDA(12/99) • Incorporated by reference to
Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File
No. 333-105479), as filed on June 3, 2004.
(4.5)	Contract Schedule I AFT-457-SMGIR (09/03) to Contract G-CDA(12/99) and
Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-
105479), as filed on June 3, 2004.
(4.6)	Contract Schedule I AFT-403MMGIR (09/03) to Contract G-CDA(12/99) and
Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-
105479), as filed on June 3, 2004.
(4.7)	Contract Schedule I AFT-403S (08/03)-E-MGIRMM-03 to Contract G-
CDA(12/99) and Certificate C-CDA(12/99) • Incorporated by reference to
Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File
No. 333-105479), as filed on June 3, 2004.
(4.8)	Contract Schedule I AFT-403SMGIR (09/03) to Contract G-CDA(12/99) and
Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-
105479), as filed on June 3, 2004.
(4.9)	Contract Schedule I AFT-457MMGIR (09/03) to Contract G-CDA(12/99) and
Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-
105479), as filed on June 3, 2004.
(4.10)	Contract Schedule I AFT-457S(08/03)/E-MGIRMM-03 to Contract
G-CDA(12/99) and Certificate C-CDA(12/99) • Incorporated by reference to
Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File
No. 333-105479), as filed on June 3, 2004.
(4.11)	Endorsement (E-MMLOAN(12/99)) to Contract G-CDA(12/99) and Contract
Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective
Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-
75974), as filed on February 28, 1997.
(4.12)	Endorsement (E-MMFPEX-99R) to Contract G-CDA(12/99) and Contract
Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective
Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-
75974), as filed on February 28, 1997.

(4.13)	Endorsement (E-MMGDB(12/99)) to Contract G-CDA(12/99) and Contract
Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective
Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-
75974), as filed on February 28, 1997.
(4.14)	Endorsement (E-MMLSWC(12/99)) to Contract G-CDA(12/99) and Contract
Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective
Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-
75974), as filed on February 28, 1997.
(4.15)	Endorsement (E-MMTC(12/99)) to Contract G-CDA(12/99) and Contract
Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective
Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-
75974), as filed on February 28, 1997.
(4.16)	Endorsement (EMMCC-01) to Contract G-CDA(12/99) and Certificate
C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No.
30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
April 10, 2002.
(4.17)	Endorsement EEGTRRA-HEG(01) to Contract G-CDA(12/99) and Certificate
C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No.
22 to Registration Statement on Form N-4 (File No. 033-81216), as filed on
February 15, 2002.
(4.18)	Endorsement E-AFT-M(08/03) to Contract G-CDA(12/99) and Certificate C-
CDA • Incorporated by reference to Post-Effective Amendment No. 4 to
Registration Statement on Form N-4 (File No. 333-105479), as filed on July
28, 2004.
(5)	Not applicable
(6.1)	Restated Certificate of Incorporation (amended and restated as of January 1,
2002) of ING Life Insurance and Annuity Company (formerly Aetna Life
Insurance and Annuity Company) • Incorporated by reference to ING Life
Insurance and Annuity Company annual report on Form 10-K (File No. 033-
23376), as filed on March 28, 2002.
(6.2)	Amended and Restated By-Laws of ING Life Insurance and Annuity
Company, effective January 1, 2005 • Incorporated by reference to the ILIAC
10-Q, as filed on May 13, 2005 (File No. 033-23376, Accession No.
0001047469-05-014783).
(7)	Not applicable
(8.1)	(Retail) Participation Agreement dated as of October 1, 2000 by and among
AIM Equity Funds, AIM Distributors, Inc., and Aetna Life Insurance and
Annuity Company • Incorporated by reference to Registration Statement on
Form N-4 (File No. 333-105479), as filed on May 22, 2003.
(8.2)	(Retail) Amendment No. 1 dated January 1, 2003 to Participation Agreement dated as of October 1, 2000 by and among AIM Equity Funds, AIM
Distributors, Inc., and ING Life Insurance and Annuity Company (f/k/a Aetna
Life Insurance and Annuity Company) • Incorporated by reference to Post-

Effective Amendment No. 2 to Registration Statement on Form N-4 (File No.
333-105479), as filed on April 21, 2004.
(8.3)	(Retail) Shareholder Services Agreement dated as of October 1, 1998 for Sale of Shares of The AIM Mutual Funds between AIM Distributors, Inc. and Aetna
Investment Services, Inc. • Incorporated by reference to Pre-Effective
Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-
109860), as filed on December 30, 2003.
(8.4)	(Retail) Amendment made and entered into as of October 1, 2000 to
Shareholder Service Agreement dated as of October 1, 1998 and amended with respect to Schedule A of the Agreement effective November 20, 1998 for Sale of Shares of AIM Mutual Funds between AIM Distributors, Inc., Aetna
Investment Services, Inc. and Aetna Life Insurance and Annuity Company •
Incorporated by reference to Pre-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-109860), as filed on December 30, 2003.
(8.5)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between AIM Investment Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance Company
and Systematized Benefits Administrators Inc. • Incorporated by reference to
Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File
No. 033-75962), as filed on June 15, 2007.
(8.6)	(Retail) Fund Participation Agreement dated as of July 1, 2000 between Aetna
Life Insurance and Annuity Company, American Century Services Corporation,
and American Century Investment Services, Inc. • Incorporated by reference to
Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on December 13, 2000.
(8.7)	(Retail) Amendment No. 1 effective November 7, 2003 to Fund Participation
Agreement dated as of July 1, 2000 between ING Life Insurance and Annuity
Company and American Century Investment Services, Inc. • Incorporated by
reference to Post-Effective Amendment No. 37 to Registration Statement on
Form N-4 (File No. 033-75962), as filed on April 13, 2004.
(8.8)	(Retail) Amendment No. 2 effective October 1, 2004 to Fund Participation
Agreement between ING Life Insurance and Annuity Company and American
Century Investment Services • Incorporated by reference to Post-Effective
Amendment No. 48 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on April 10, 2007.
(8.9)	(Retail) Amendment No. 3 effective April 1, 2007 to Fund Participation
Agreement between ING Life Insurance and Annuity Company, American
Century Investment Services, Inc. and American Century Services, LLC
(8.10)	(Retail) Selling and Services Agreement dated July 1, 2000 by and among
Aetna Investment Services, Inc., Aetna Life Insurance and Annuity Company
and American Century Investment Services • Incorporated by reference to Post-

Effective Amendment No. 48 to Registration Statement on Form N-4 (File No.
033-75962), as filed on April 10, 2007.
(8.11)	(Retail) Amendment No. 1 effective November 7, 2003 to the Selling and
Services Agreement dated July 1, 2000 by and among ING Financial Advisers,
LLC (formerly known as Aetna Investment Services, Inc.), ING Life Insurance
and Annuity Company (formerly known as Aetna Life Insurance and Annuity
Company) and American Century Investment Services, Inc. • Incorporated by
reference to Post-Effective Amendment No. 48 to Registration Statement on
Form N-4 (File No. 033-75962), as filed on April 10, 2007.
(8.12)	(Retail) Amendment No. 2 effective October 1, 2004 to the Selling and
Services Agreement dated July 1, 2000 and amended on November 7, 2003 by and among ING Financial Advisers, LLC (formerly known as Aetna Investment
Services, Inc.), ING Life Insurance and Annuity Company (formerly known as
Aetna Life Insurance and Annuity Company) and American Century
Investment Services, Inc. • Incorporated by reference to Post-Effective
Amendment No. 48 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on April 10, 2007.
(8.13)	(Retail) Amendment No. 3 effective April 1, 2007 to the Selling and Services
Agreement dated July 1, 2000 and amended on November 7, 2003 and October
1, 2004 by and among ING Financial Advisers, LLC (formerly known as Aetna
Investment Services, Inc.), ING Life Insurance and Annuity Company
(formerly known as Aetna Life Insurance and Annuity Company), American
Century Investment Services, Inc. and American Century Services, LLC
(8.14)	Rule 22c-2 Agreement dated April 4, 2007 and is effective as of October 16,
2007 between American Century Investment Services, Inc., ING Life Insurance
and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance Company
and Systematized Benefits Administrators Inc. • Incorporated by reference to
Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File
No. 033-75962), as filed on June 15, 2007.
(8.15)	(Retail) Participation Agreement dated as of January 1, 2003 among ING Life
Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar
Life Insurance Company of New York, American Funds Distributors, Inc. and
American Funds Service Company • Incorporated by reference to Post-
Effective Amendment No. 42 to Registration Statement on Form N-4 (File No.
333-01107), as filed on December 16, 2005.
(8.16)	(Retail) First Amendment is made and entered into as of January 3, 2006 to the
Participation Agreement dated January 1, 2003 by and among ING Life
Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar
Life Insurance Company of New York, American Funds Distributors, Inc. and
American Funds Service Company • Incorporated by reference to Post-
Effective Amendment No. 47 to Registration Statement on Form N-4 (File No.

033-75962), as filed on November 21, 2006.
(8.17)	(Retail) Second Amendment effective November 1, 2006 to the Participation
Agreement dated January 1, 2003, and as amended on January 3, 2006, by and among American Funds Distributors, Inc., American Funds Service Company,
ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company
and ReliaStar Life Insurance Company of New York • Incorporated by
reference to Post-Effective Amendment No. 46 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on February 15, 2008.
(8.18)	(Retail) Third Amendment effective February 1, 2007 to the Participation
Agreement dated January 1, 2003, and as amended on January 3, 2006 and on
November 1, 2006, by and among American Funds Distributors, Inc., American
Funds Service Company, ING Life Insurance and Annuity Company, ReliaStar
Life Insurance Company and ReliaStar Life Insurance Company of New York •
Incorporated by reference to Post-Effective Amendment No. 46 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on February 15, 2008.
(8.19)	(Retail) Selling Group Agreement among American Funds Distributors, Inc.
and Aetna Investment Services, Inc. dated June 30, 2000 • Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on December 16, 2005.
(8.20)	(Retail) Supplemental Selling Group Agreement by and among American
Funds Distributors, Inc. and Aetna Investment Services, Inc. dated June 30,
2000 • Incorporated by reference to Post-Effective Amendment No. 42 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on
December 16, 2005.
(8.21)	(Retail) Omnibus addendum (R shares) dated February 6, 2004 to the Selling
Group Agreement dated June 30, 2000 and effective January 1, 2003 between
American Funds Distributors, Inc. and ING Financial Advisers, LLC •
Incorporated by reference to Post-Effective Amendment No. 42 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.
(8.22)	(Retail) Rule 22c-2 Agreement dated and effective as of April 16, 2007 and operational on October 16, 2007 between American Funds Service Company,
ING Life Insurance and Annuity Company, ING National Trust, ING USA
Annuity and Life Insurance Company, ReliaStar Life Insurance Company,
ReliaStar Life Insurance Company of New York, Security Life of Denver
Insurance Company and Systematized Benefits Administrators Inc. •
Incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.23)	Amended and Restated Participation Agreement as of December 30, 2005 by
and among Franklin Templeton Variable Insurance Products Trust,
Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity
Company, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York and
Directed Services, Inc. • Incorporated by reference to Post-Effective
Amendment No. 17 to Registration Statement on Form N-4 (File No. 333-
85618), as filed on February 1, 2007.
(8.24)	Amendment effective June 5, 2007 to Amended and Restated Participation
Agreement as of December 30, 2005 by and among Franklin Templeton
Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING
Life Insurance and Annuity Company, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York and Directed Services, Inc. • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File
No. 333-139695), as filed on July 6, 2007.
(8.25)	Amended and Restated Administrative Services Agreement executed as of
October 3, 2005, between Franklin Templeton Services, LLC, ING Life
Insurance and Annuity Company, ING Insurance Company of America, ING
USA Annuity and Life Insurance Company and ReliaStar Life Insurance
Company • Incorporated by reference to Post-Effective Amendment No. 32 to
Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11,
2006.
(8.26)	Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable
Insurance Products Trust) entered into as of April 16, 2007 among
Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity
Company, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company and ReliaStar Life Insurance Company of New York •
Incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.27)	Participation Agreement dated April 30, 2003 among ING Life Insurance and
Annuity Company, The GCG Trust (renamed effective May 1, 2003, ING
Investors Trust) and Directed Services, Inc. • Incorporated by reference to Post-
Effective Amendment No. 54 to Registration Statement on Form N-1A (File
No. 033-23512), as filed on August 1, 2003.
(8.28)	Amendment dated October 9, 2006 to the Participation Agreement dated April
30, 2003 among ING Life Insurance and Annuity Company, ING Investors
Trust and Directed Services, Inc. • Incorporated by reference to Post-Effective
Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on November 21, 2006.

(8.29)	Participation Agreement dated as of November 28, 2001 among Portfolio
Partners, Inc., Aetna Life Insurance and Annuity Company and Aetna
Investment Services, LLC • Incorporated by reference to Post-Effective
Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on April 8, 2002.
(8.30)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and
Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) and Aetna Investment Services LLC (to be renamed
ING Financial Advisers, LLC) to Participation Agreement dated November 28,
2001 • Incorporated by reference to Post-Effective Amendment No. 30 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8,
2002.
(8.31)	Amendment dated May 1, 2003 between ING Partners, Inc., ING Life
Insurance and Annuity Company and ING Financial Advisers, LLC to the
Participation Agreement dated as of November 28, 2001 and subsequently amended on March 5, 2002 • Incorporated by reference to Post-Effective
Amendment No. 28 to Registration Statement on Form N-4 (File No. 033-
75988), as filed on April 10, 2003.
(8.32)	Amendment dated November 1, 2004 to the Participation Agreement between
ING Partners, Inc., ING Life Insurance and Annuity Company and ING
Financial Advisers, LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002 and May 1, 2003 • Incorporated by reference to
Post-Effective Amendment No. 20 to Registration Statement on Form N-1A
(File No. 333-32575), as filed on April 1, 2005.
(8.33)	Amendment dated April 29, 2005 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on
March 5, 2002, May 1, 2003 and November 1, 2004 • Incorporated by
reference to Post-Effective Amendment No. 32 to Registration Statement on
Form N-4 (File No. 033-81216), as filed on April 11, 2006.
(8.34)	Amendment dated August 31, 2005 to the Participation Agreement between
ING Partners, Inc., ING Life Insurance and Annuity Company and ING
Financial Advisers, LLC dated November 28, 2001 and subsequently amended on March 5, 2002, May 1, 2003, November 1, 2004 and April 29, 2005 •
Incorporated by reference to Post-Effective Amendment No. 32 to Registration
Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.

(8.35)	Amendment dated December 7, 2005 to the Participation Agreement between
ING Partners, Inc., ING Life Insurance and Annuity Company and ING
Financial Advisers, LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002, May 1, 2003, November 1, 2004, April 29, 2005,
and August 31, 2005 • Incorporated by reference to Post-Effective
Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-
81216), as filed on April 11, 2006.
(8.36)	Amendment dated April 28, 2006 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on
March 5, 2002, May 1, 2003, November 1, 2004, April 29, 2005, August 31,
2005 and December 7, 2005 • Incorporated by reference to Registration
Statement on Form N-4 (File No. 333-134760), as filed on June 6, 2006.
(8.37)	Shareholder Servicing Agreement (Service Class Shares) dated as of
November 27, 2001 between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective
Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on April 8, 2002.
(8.38)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity
Company effective May 1, 2002) to the Shareholder Servicing Agreement
(Service Class Shares) dated November 27, 2001 • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4
(File No. 033-75962), as filed on April 8, 2002.
(8.39)	Amendment dated May 1, 2003 by and between ING Partners, Inc. and ING
Life Insurance and Annuity Company to the Shareholder Servicing Agreement
(Service Class Shares) dated November 27, 2001, as amended on March 5,
2002 • Incorporated by reference to Post-Effective Amendment No. 28 to
Registration Statement on Form N-4 (File No. 033-75988), as filed on April
10, 2003.
(8.40)	Amendment dated November 1, 2004 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life
Insurance and Annuity Company dated November 27, 2001, as amended on
March 5, 2002 and May 1, 2003 • Incorporated by reference to Registration
Statement on Form N-4 (File No. 333-134760), as filed on June 6, 2006.
(8.41)	Amendment dated April 29, 2005 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life
Insurance and Annuity Company dated November 27, 2001, and amended on
March 5, 2002, May 1, 2003 and November 1, 2004 • Incorporated by
reference to Post-Effective Amendment No. 32 to Registration Statement on
Form N-4 (File No. 033-81216), as filed on April 11, 2006.

(8.42)	Amendment dated December 7, 2005 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life
Insurance and Annuity Company dated November 27, 2001, and amended on
March 5, 2002, May 1, 2003, November 1, 2004 and April 29, 2005 •
Incorporated by reference to Registration Statement on Form N-4 (File No.
333-134760), as filed on June 6, 2006.
(8.43)	Amendment dated April 28, 2006 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life
Insurance and Annuity Company dated November 27, 2001, and amended on
March 5, 2002, May 1, 2003, November 1, 2004, April 29, 2005 and December
7, 2005 • Incorporated by reference to Registration Statement on Form N-4
(File No. 333-134760), as filed on June 6, 2006.
(8.44)	Fund Participation Agreement dated as of May 1, 1998 by and among Aetna
Life Insurance and Annuity Company and Aetna Variable Fund, Aetna
Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna
GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June
8, 1998.
(8.45)	Amendment dated November 9, 1998 to Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares,
Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series,
Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna
Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment
Management, Inc. • Incorporated by reference to Post-Effective Amendment
No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on
December 14, 1998.
(8.46)	Second Amendment dated December 31, 1999 to Fund Participation
Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable
Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP,
Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. •
Incorporated by reference to Post-Effective Amendment No. 19 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(8.47)	Third Amendment dated February 11, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December 31,
1999 by and among Aetna Life Insurance and Annuity Company and Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna

Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable
Portfolios, Inc. on behalf of each of its series and Aeltus Investment
Management, Inc. • Incorporated by reference to Post-Effective Amendment
No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.
(8.48)	Fourth Amendment dated May 1, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000 by and among Aetna Life Insurance and Annuity
Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series,
Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus
Investment Management, Inc. • Incorporated by reference to Post-Effective
Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 4, 2000.
(8.49)	Fifth Amendment dated February 27, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31,
1999, February 11, 2000 and May 1, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund,
Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus
Investment Management, Inc. • Incorporated by reference to Post-Effective
Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 13, 2001.
(8.50)	Sixth Amendment dated as of June 19, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31,
1999, February 11, 2000, May 1, 2000 and February 27, 2001 among Aetna
Life Insurance and Annuity Company, Aeltus Investment Management, Inc.
and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares,
Aetna Balanced VP, Inc., Aetna GET Fund, on behalf of each of its series,
Aetna Generations Portfolios, Inc. on behalf of each of its series and Aetna
Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on
Form N-4 (File No. 033-75988), as filed on April 13, 2004.
(8.51)	Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Registration Statement on
Form N-4 (File No. 333-56297), as filed on June 8, 1998.

(8.52)	Amendment dated November 4, 1998 and effective as of October 15, 1998 to
Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment
No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on
December 14, 1998.
(8.53)	Second Amendment dated February 11, 2000 to Service Agreement effective as of May 1, 1998 and amended on November 4, 1998 between Aeltus
Investment Management, Inc. and Aetna Life Insurance and Annuity Company
in connection with the sale of shares of Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment
No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.
(8.54)	Third Amendment dated May 1, 2000 to Service Agreement effective as of
May 1, 1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and
Annuity Company in connection with the sale of shares of Aetna Variable
Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP,
Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios,
Inc. on behalf of each of its series • Incorporated by reference to Post-Effective
Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 4, 2000.
(8.55)	Fourth Amendment dated as of June 26, 2001 to Service Agreement with
Investment Advisor effective as of May 1, 1998, as amended on November 4,
1998, February 11, 2000 and May 1, 2000 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable
Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund
on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment No. 32 to
Registration Statement on Form N-4 (File No. 033-75988), as filed on April 13,
2004.

(8.56)	Fund Participation Agreement dated as of May 1, 2001 among Pilgrim Variable
Products Trust, Aetna Life Insurance and Annuity Company and ING Pilgrim
Securities, Inc. • Incorporated by reference to Post-Effective Amendment No.
26 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
July 13, 2001.
(8.57)	Amendment dated August 30, 2002 between ING Life Insurance and Annuity
Company, ING Variable Products Trust (formerly known as Pilgrim Variable
Products Trust) and ING Funds Distributor to Fund Participation Agreement
dated May 1, 2001 • Incorporated by reference to Post-Effective Amendment
No. 28 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 10, 2003.
(8.58)	(Retail) Fund Participation Agreement dated January 29, 2001 by and among
Aetna Life Insurance and Annuity Company and ING Pilgrim Securities, Inc. •
Incorporated by reference to Post-Effective Amendment No. 41 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on April 8, 2008.
(8.59)	(Retail) Selling and Services Agreement dated January 29, 2001 by and among
Aetna Investment Services, LLC, Aetna Life Insurance and Annuity Company
and ING Pilgrim Securities, Inc. • Incorporated by reference to Post-Effective
Amendment No. 41 to Registration Statement on Form N-4 (File No. 033-
75988), as filed on April 8, 2008.
(8.60)	Administrative and Shareholder Services Agreement dated April 1, 2001 between ING Funds Services, LLC and ING Life Insurance and Annuity
Company (Administrator for ING Variable Products Trust) • Incorporated by
reference to Post-Effective Amendment No. 28 to Registration Statement on
Form N-4 (File No. 033-75988), as filed on April 10, 2003.
(8.61)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October
16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. • Incorporated by reference to Post-
Effective Amendment No. 50 to Registration Statement on Form N-4 (File No.
033-75962), as filed on June 15, 2007.
(8.62)	(Retail) Participation Agreement made and entered into as of May 1, 1996 between Aetna Life Insurance and Annuity Company, Lord Abbett Family of
Funds, and Lord Abbett & Co., or a subsequently substituted affiliate thereof,
Lord Abbett Distributor LLC • Incorporated by reference to Registration
Statement on Form N-4 (File No. 333-105479), as filed on May 22, 2003.

(8.63)	(Retail) Amendment No. 1 dated as of February 1, 2001 to Participation
Agreement dated as of May 1, 1996 between ING Life Insurance and Annuity
Company (f/k/a Aetna Life Insurance and Annuity Company), Lord Abbett
Family of Funds, and Lord Abbett Distributor LLC • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-105479), as filed on May
22, 2003.
(8.64)	(Retail) Amendment No. 2 dated as of November 30, 2005 to Participation
Agreement dated as of May 1, 1996 between ING Life Insurance and Annuity
Company (f/k/a Aetna Life Insurance and Annuity Company), Lord Abbett
Family of Funds, and Lord Abbett Distributor LLC • Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4
(File No. 333-109860), as filed on April 17, 2007.
(8.65)	Rule 22c-2 Agreement effective April 16, 2007 and operational on October 16,
2007 among Lord Abbett Distributor LLC, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. • Incorporated by reference to Post-
Effective Amendment No. 50 to Registration Statement on Form N-4 (File No.
033-75962), as filed on June 15, 2007.
(8.66)	(Retail) Fund Participation Agreement dated August 15, 2000 between
Oppenheimer and Aetna Life Insurance and Annuity Company • Incorporated
by reference to Post-Effective Amendment No. 23 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on December 13, 2000.
(8.67)	(Retail) Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Oppenheimer Funds Services, ING
Life Insurance and Annuity Company, ING National Trust, ING USA Annuity
and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar
Life Insurance Company of New York, Security Life of Denver Insurance
Company and Systematized Benefits Administrators Inc. • Incorporated by
reference to Post-Effective Amendment No. 50 to Registration Statement on
Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.68)	(Retail) Fund Participation Agreement dated as of August 8, 2000 by and between PAX World Balanced Fund, Inc. and Aetna Life Insurance and
Annuity Company • Incorporated by reference to Post-Effective Amendment
No. 23 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
December 13, 2000.

(8.69)	(Retail) Rule 22c-2 Agreement dated April 5, 2007 and is effective October 16,
2007 between PFPC Distributors, Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. • Incorporated by reference to Post-
Effective Amendment No. 50 to Registration Statement on Form N-4 (File No.
033-75962), as filed on June 15, 2007.
(8.70)	Form of (Retail) Fund Participation Agreement dated _______, 200_ between
ING Funds Trust and ING Life Insurance and Annuity Company
(8.71)	Participation Agreement dated as of May 1, 2004 among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, PIMCO Variable
Insurance Trust, PA Distributors LLC • Incorporated by reference to Post-
Effective Amendment No. 38 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 11, 2005.
(8.72)	Services Agreement dated as of May 1, 2004 between PIMCO Variable
Insurance Trust (the "Trust") and ING Life Insurance and Annuity Company,
and ReliaStar Life Insurance Company • Incorporated by reference to Post-
Effective Amendment No. 38 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 11, 2005.
(8.73)	Services Agreement effective as of May 1, 2004 between Pacific Investment
Management Company LLC (“PIMCO”) and ING Life Insurance and Annuity
Company, and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4
(File No. 333-01107), as filed on February 11, 2005.
(8.74)	Rule 22c-2 Agreement dated no later than April 16, 2007, is effective as of the
16th day of October, 2007 between Allianz Global Investors Distributors LLC,
ING Life Insurance and Annuity Company, ING National Trust, ING USA
Annuity and Life Insurance Company, ReliaStar Life Insurance Company,
ReliaStar Life Insurance Company of New York, Security Life of Denver
Insurance Company and Systematized Benefits Administrators Inc. •
Incorporated by reference to Pre-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-139695), as filed on July 6, 2007.
(8.75)	(Retail) Fund Participation Agreement dated as of September 21, 2000 among
Aetna Life Insurance and Annuity Company, Pioneering Services Corporation
and Pioneer Funds Distributor, Inc. • Incorporated by reference to Registration
Statement on Form N-4 (File No. 333-105479), as filed on May 22, 2003.
(8.76)	(Retail) Amendment No. 1 made and entered into as of August 5, 2003 to Fund
Participation Agreement dated as of September 21, 2000 among Pioneering
Services Corporation, Pioneer Funds Distributor, Inc. and Aetna Life Insurance
and Annuity Company • Incorporated by reference to Post-Effective
Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-
105479), as filed on April 21, 2004.

(8.77)	(Retail) Amendment No. 2 effective as of April 1, 2003, and as amended on
August 5, 2003 to Fund Participation Agreement dated as of September 21,
2000 by and among ING Life Insurance and Annuity Company (f/k/a Aetna
Life Insurance and Annuity Company), Pioneer Investment Management
Shareholder Services, Inc. (f/k/a Pioneering Services Corporation) and Pioneer
Funds Distributor, Inc. • Incorporated by reference to Post-Effective
Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-
109860), as filed on April 18, 2006.
(8.78)	(Retail) Amendment No. 3 effective May 1, 2004, and as amended on August
5, 2003 and April 1, 2003 to Fund Participation Agreement dated as of
September 21, 2000 by and among ING Life Insurance and Annuity Company
(f/k/a Aetna Life Insurance and Annuity Company), ReliaStar Life Insurance
and Annuity Company, ReliaStar Life Insurance and Annuity Company of
New York, Pioneer Investment Management Shareholder Services, Inc. (f/k/a
Pioneering Services Corporation) and Pioneer Funds Distributor, Inc. •
Incorporated by reference to Post-Effective Amendment No. 8 to Registration
Statement on Form N-4 (File No. 333-109860), as filed on April 18, 2006.
(8.79)	(Retail) Trust Networking Agreement dated as of November 7, 2000 by and between Pioneer Investment Management Shareholder Services, Inc. and ING
Financial Advisers, LLC • Incorporated by reference to Post-Effective
Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-
109860), as filed on April 16, 2004.
(8.80)	Rule 22c-2 Agreement dated March 1, 2007 and is effective as of October 16,
2007 between Pioneer Investment Management Shareholder Services, Inc., ING
Life Insurance and Annuity Company, ING National Trust, ING USA Annuity
and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar
Life Insurance Company of New York, Security Life of Denver Insurance
Company and Systematized Benefits Administrators Inc. • Incorporated by
reference to Post-Effective Amendment No. 50 to Registration Statement on
Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.81)	(Retail) Fund Participation Agreement dated as of October 10, 2000 between
Aetna Life Insurance and Annuity Company, T. Rowe Price Investment
Services, Inc. and T. Rowe Price Services, Inc. • Incorporated by reference to
Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File
No. 333-109860), as filed on April 16, 2004.
(8.82)	(Retail) Amendment effective January 1, 2001 to Fund Participation Agreement dated as of October 10, 2000 between Aetna Life Insurance and Annuity
Company, T. Rowe Price Investment Services, Inc. and T. Rowe Price Services,
Inc. • Incorporated by reference to Post-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-109860), as filed on April
16, 2004.

(8.83)	(Retail) Amendment effective January 1, 2002 to Fund Participation Agreement dated as of October 10, 2000 between Aetna Life Insurance and Annuity
Company, T. Rowe Price Investment Services, Inc. and T. Rowe Price Services,
Inc. • Incorporated by reference to Post-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-109860), as filed on April
16, 2004.
(8.84)	(Retail) Amendment effective January 1, 2003 to Fund Participation Agreement dated as of October 10, 2000 between Aetna Life Insurance and Annuity
Company, T. Rowe Price Investment Services, Inc. and T. Rowe Price Services,
Inc. • Incorporated by reference to Post-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-109860), as filed on April
16, 2004.
(8.85)	(Retail) Amendment effective March 4, 2003 to Fund Participation Agreement dated as of October 10, 2000 between Aetna Life Insurance and Annuity
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, T. Rowe Price Investment Services, Inc. and T. Rowe
Price Services, Inc. • Incorporated by reference to Post-Effective Amendment
No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on
April 16, 2004.
(8.86)	(Retail) Rule 22c-2 Agreement dated April 16, 2007 and is effective as of
October 16, 2007 between T. Rowe Price Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver Insurance Company
and Systematized Benefits Administrators Inc.
(8.87)	Fund Participation Agreement effective as of May 1, 2004 between Wanger
Advisors Trust, Columbia Wanger Asset Management, LP, ING Life Insurance
and Annuity Company, and ReliaStar Life Insurance Company • Incorporated
by reference to Post-Effective Amendment No. 38 to Registration Statement on
Form N-4 (File No. 333-01107), as filed on February 11, 2005.
(8.88)	Service Agreement with Investment Adviser effective as of May 1, 2004 between Columbia Wanger Asset Management, LP, ING Life Insurance and
Annuity Company, ING Insurance Company of America, and ReliaStar Life
Insurance Company • Incorporated by reference to Post-Effective Amendment
No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
February 11, 2005.

(8.89)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16,
2007 among Columbia Management Services, Inc., ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Life Insurance Company and
Systematized Benefits Administrators Inc. • Incorporated by reference to Post-
Effective Amendment No. 45 to Registration Statement on Form N-4 (File No.
333-01107), as filed on April 13, 2007.
(8.90)	(Retail) Participation Agreement dated August 19, 2002 by and among Strong
Investor Services, Inc., Strong Investments, Inc. and ING Life Insurance and
Annuity Company • Incorporated by reference to Post-Effective Amendment
No. 8 to Registration Statement on Form N-4 (File No. 333-109860), as filed on
April 13, 2007.
(8.91)	(Retail) Consent to Assign Certain Agreement(s) agreed and accepted as of
April 8, 2005 between Wells Fargo Funds Distribution, LLC, Wells Fargo
Funds Management, LLC and ING Life Insurance and Annuity Company •
Incorporated by reference to Post-Effective Amendment No. 8 to Registration
Statement on Form N-4 (File No. 333-109860), as filed on April 13, 2007.
(8.92)	(Retail) First Amendment to Participation Agreement effective October 30,
2006 among ING Life Insurance and Annuity Company, Wells Fargo Funds
Management, LLC and Wells Fargo Funds Distributor, LLC • Incorporated by
reference to Post-Effective Amendment No. 8 to Registration Statement on
Form N-4 (File No. 333-109860), as filed on April 13, 2007.
(8.93)	(Retail) Second Amendment to Participation Agreement effective August 1,
2007 among ING Life Insurance and Annuity Company, Wells Fargo Funds
Management, LLC and Wells Fargo Funds Distributor, LLC
(8.94)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16,
2007 between Wells Fargo Funds Distributor, LLC, ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Life Insurance Company and
Systematized Benefits Administrators Inc.
(9)	Opinion and Consent of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable
(13.1)	Powers of Attorney
(13.2)	Authorization for Signatures • Incorporated by reference to Post-Effective
Amendment No. 5 to Registration Statement on Form N-4 (File No. 033-
75986), as filed on April 12, 1996.

Item 25. Directors and Officers of the Depositor*

Name and Principal	Positions and Offices with
Business Address	Depositor
Richard T. Mason[1]	President
Thomas J. McInerney[1]	Director and Chairman
Kathleen A. Murphy[1]	Director
Catherine H. Smith[1]	Director and Senior Vice President
Bridget M. Healy[2]	Director
Robert G. Leary[2]	Director
David A. Wheat[3]	Director, Executive Vice President and Chief
Financial Officer
Steven T. Pierson[3]	Senior Vice President and Chief Accounting Officer
Sue A. Collins[1]	Senior Vice President and Chief Actuary
Boyd G. Combs[3]	Senior Vice President, Tax
Valerie G. Brown[3]	Senior Vice President
Shaun P. Mathews[4]	Senior Vice President
David S. Pendergrass[3]	Senior Vice President and Treasurer
Stephen J. Preston[5]	Senior Vice President
Harry N. Stout[5]	Senior Vice President
Christopher Abreu[1]	Vice President and Actuary
Louis E Bachetti	Vice President
581 Main Street, 4th Fl.
Woodbridge, NJ 07095
Pamela Mulvey Barcia[1]	Vice President
Ronald R. Barhorst[1]	Vice President
Bradley E. Barks[3]	Vice President

Jeoffrey A. Block[6]	Vice President
Dianne Bogoian[1]	Vice President
Ira S. Braunstein[3]	Vice President, Investments
Mary A. Broesch[5]	Vice President and Actuary
Kevin P. Brown[1]	Vice President
Robert P. Browne[3]	Vice President, Investments
Anthony V. Camp[1]	Vice President
Kevin L. Christensen[6]	Vice President
Nancy D. Clifford[1]	Vice President
Monte J. Combe[7]	Vice President
Patricia M. Corbett[6]	Vice President
Kimberly Curley[7]	Vice President and Actuary
Karen Czizik[7]	Vice President
William Delahanty[3]	Vice President
J. Randolph Dobo[7]	Vice President
Michael C. Eldredge[1]	Vice President
Joseph Elmy[3]	Vice President, Tax
Patricia L. Engelhardt[1]	Vice President
William A. Evans[4]	Vice President
Ronald E. Falkner[1]	Vice President, Corporate Real Estate
Daniel J. Foley	Vice President, Investments
259 N Radnor-Chester Rd., Suite 205
Radnor, PA 19087
John P. Foley[3]	Vice President, Investments
Stephen E. Gallant[3]	Vice President, Investments
Molly A. Garrett[1]	Vice President

Robert A. Garrey[1]	Vice President
Lisa S. Gilarde[1]	Vice President
Saskia M. Goedhart[1]	Vice President
Brian K. Haendiges[1]	Vice President
Steven J. Haun[6]	Vice President
June P. Howard[3]	Vice President
William S. Jasien	Vice President
12701 Fair Lakes Circle, Ste. 470
Fairfax, VA 22033
David A. Kelsey[1]	Vice President
Kenneth E. Lacy[3]	Vice President
Richard K. Lau[5]	Vice President and Actuary
William H. Leslie, IV1	Vice President
Frederick C. Litow[3]	Vice President
Laurie A. Lombardo[1]	Vice President
William L. Lowe[1]	Vice President
Alan S. Lurty[5]	Vice President
Christopher P. Lyons[3]	Vice President, Investments
Gregory R. Michaud[3]	Vice President, Investments
Gregory J. Miller[1]	Vice President
Paul L. Mistretta[3]	Vice President
Maurice M. Moore[3]	Vice President, Investments
Brian J. Murphy[1]	Vice President
Michael J. Murphy[5]	Vice President
Todd E. Nevenhoven[6]	Vice President
Michael J. Pise[1]	Vice President

Deborah J. Prickett[6]	Vice President
Srinivas D. Reddy[1]	Vice President
Robert A. Richard[1]	Vice President
Linda E. Senker[5]	Vice President, Compliance
Spencer T. Shell[3]	Vice President, Assistant Treasurer and Assistant
Secretary
Frank W. Snodgrass	Vice President
9020 Overlook Blvd.
Brentwood, TN 37027
Libby J. Soong[1]	Vice President and Chief Compliance Officer
Christina M. Starks	Vice President
2000 21st Avenue NW
Minot, North Dakota 58703
Carl Steinhilber[1]	Vice President
Sandra L. Stokley[6]	Vice President
Alice Su5	Vice President and Actuary
Lisa A. Thomas[1]	Vice President and Appointed Actuary
Eugene M. Trovato[1]	Vice President
Mary A. Tuttle[7]	Vice President
William J. Wagner[7]	Vice President
Kurt W. Wassenar[3]	Vice President, Investments
Christopher R. Welp[6]	Vice President
Michellen A. Wildin[7]	Vice President
Matthew L. Condos[1]	Actuary
Scott N. Shepherd[1]	Actuary
Joy M. Benner[8]	Secretary
Jane A. Boyle[1]	Assistant Secretary

Diana R. Cavender[8]	Assistant Secretary
Maria C. Foster[8]	Assistant Secretary
Linda H. Freitag[3]	Assistant Secretary
Daniel F. Hinkel[3]	Assistant Secretary
Joseph D. Horan[3]	Assistant Secretary
Megan A. Huddleston[1]	Assistant Secretary
Rita J. Kummer[3]	Assistant Secretary
Susan A. Masse[1]	Assistant Secretary
Terri W. Maxwell[3]	Assistant Secretary
James M. May, III[3]	Assistant Secretary
Randall K. Price[7]	Assistant Secretary
Patricia M. Smith[1]	Assistant Secretary
John F. Todd[1]	Assistant Secretary
Susan M. Vega[8]	Assistant Secretary
Diane I. Yell	Assistant Secretary
100 Washington Square
Minneapolis, MN 55401
Glenn A. Black[3]	Tax Officer
Terry L. Owens[3]	Tax Officer
James H. Taylor[3]	Tax Officer

*	These individuals may also be directors and/or officers of other affiliates of the Company.
1	The principal business address of these directors and these officers is One Orange Way
Windsor, Connecticut 06095.
2	The principal business address of these directors is 230 Park Avenue, New York, New York
10169.
3	The principal business address of these directors and these officers is 5780 Powers Ferry
Road, N.W., Atlanta, Georgia 30327.
4	The principal business address of these officers is 10 State House Square, Hartford,
Connecticut 06103.

5	The principal business address of these officers is 1475 Dunwoody Drive, West Chester,
Pennsylvania 19380-1478.
6	The principal business address of these officers is 909 Locust Street, Des Moines, Iowa
50309.
7	The principal business address of these officers is 1290 Broadway, Denver, Colorado
80203.
8	The principal business address of these officers is 20 Washington Avenue South,
Minneapolis, Minnesota 55401.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

ING GROEP
U.S. FINANCIAL SERVICES

ING GROEP N.V. (The Netherlands)
No FEIN-Non-Insurer

ING VERZEKERINGEN N.V. (The Netherlands)
No FEIN Non-Insurer

ING INSURANCE INTERNATIONAL B.V. (The Netherlands)
No FEIN Non-Insurer EIN# 98-0159264

ING AMERICA INSURANCE HOLDINGS, INC.	Nederlandse Reassurantie	6
(Delaware) Non-Insurer 52-1222820	Groep N.V. (The Netherlands)
No FEIN Non-Insurer

ING North America Insurance Corporation	NRG America Holding Company
Non-Insurer (Delaware) 52-1317217	(Delaware) 23-2074221 Non-Insurer

ING Payroll Management, Inc.	Philadelphia Reinsurance Corporation
Non-Insurer (Delaware) 52-2197204	(Pennsylvania) 23-1620930 (Insurer)
NAIC# 12319

ING Risk Management (Bermuda) Limited Non-Insurer
Non-US Taxpayer - No FEIN Assigned

Lion II Custom Investments LLC (Delaware)
Non-Insurer 52-1222820

Lion Connecticut Holdings Inc.
(Connecticut) Non-Insurer 02-0488491

Arrowhead, Ltd. (Non-Insurer)
(Bermuda)

ING Brokers Network, LLC (Delaware)
Non-Insurer 52-2215129

03/31/08	ING Insurance Agency, Inc.
(California) Non-Insurer 84-1490645

ING Insurance Agency, Inc. of Texas
Non-Insurer 74-2946531

Page 1	Multi-Financial Group, LLC
Non - Insurer 58-1827264 (Georgia)

Multi-Financial Securities Corporation
(Colorado) Non-Insurer 84-0858799

MFSC Insurance Services, Inc.
Non-Insurer (California) 94-3145434

MFSC Insurance Agency of Nevada,
Inc. (Nevada) Non-Insurer 84-1482296

IB Holdings LLC Non-Insurer
(Virginia) 41-1983894

The New Providence Ins. Co. LTD
(Cayman Islands) Non-Insurer 98-0161114

ING Financial Partners, Inc.
(Minnesota) Non-Insurer 41-0945505

ING International Insurance Holdings, Inc.
Non-Insurer (Connecticut) 06-1028458

ALICA Holdings, Inc. Non-Insurer	2
20-5299942 (Connecticut)

ILICA Inc.	3
06-1067464 (Connecticut) Insurer

ING Life Insurance Company Limited
(Republic of China) Insurer

ING International Nominee Holdings, Inc.
06-0952776 (Connecticut) Non-Insurer

AII 1, LLC
Non-Insurer (Connecticut) No tax id

AII 2 LLC
Non-Insurer (Connecticut) No tax id

	AII 3 LLC
	Non-Insurer (Connecticut) No tax id

	AII 4 LLC
	Non-Insurer (Connecticut) No tax id

	ING Investment Management LLC (Delaware)
	Non-Insurer 58-2361003

03/31/08	ING Investment Management Co.
	(Connecticut) Non-Insurer 06-0888148

	ING Investment Management
	(Bermuda) Holdings Limited Non-Insurer

Page 2	ING Investment Trust Co.
	Non-Insurer (Connecticut) 06-1440627

	ING Investment Management Alternative Assets LLC
	Non Insurer (Delaware) 13-4038444

	ING Alternative Asset Management LLC
	Non-Insurer (Delaware) 13-3863170

	Furman Selz Investments LLC
	Non-Insurer (Delaware) 13-3863171

	Furman Selz (SBIC) Investments LLC
	Non-Insurer (Delaware) 13-3863604

	Furman Selz Investment II LLC	4
	Non-Insurer (Delaware) 13-3929304

	ING Furman Selz Investments III LLC	5
	Non-Insurer (Delaware) 13-4127836

	Furman Selz Management (BVI) Limited
	Non-Insurer (British Virgin Islands)

	ING Equity Holdings Inc.
	Non-Insurer 13-3778184

	ING Ghent Asset Management LLC
	Non-Insurer 13-4003969

	ING Investment Management Services LLC
	Non-Insurer 13-3856628

	ING Multi-Strategies Management (LUX) S.A.
	Non-Insurer (Luxembourg)

	ING Pomona Holdings LLC
	Non-Insurer 13-4152011

	Pomona G. P. Holdings LLC
	Non-Insurer (Delaware) 13-4150600

	Pomona Management LLC
	Non-Insurer (Delaware) 13-4197000

	ING Capital Corporation, LLC
	(Delaware) Non-Insurer 86-1020892

	ING Funds Services, LLC
	(Delaware) Non-Insurer 86-1020893

	ING Funds Distributor, LLC
	(Delaware) Non-Insurer 03-0485744

	ING Pilgrim Funding, Inc.
	(Delaware) Non-Insurer 06-1501895

03/31/08	ING Investments, LLC
	(Arizona) Non-Insurer 03-0402099

	ING Life Insurance and Annuity Company
	(Connecticut) Insurer 71-0294708 NAIC 86509

Page 3	Directed Services LLC
	(Delaware) Non-Insurer 14-1984144

	ING Financial Advisers, LLC
	(Delaware) Non-Insurer 06-1375177

	ING National Trust Non-Insurer
	41-1966125

	ING Retail Holding Company, Inc.
	(Connecticut) Non-Insurer 06-1527984

	ING Insurance Services Holding Company, Inc.
	(Connecticut) Non-Insurer 06-1475329

	ING Insurance Services, Inc.
	(Connecticut) Non-Insurer 06-1465377

	ING Insurance Services of Alabama, Inc.
	(Alabama) Non-Insurer 72-1374488

	Aetna Insurance Agency of Texas, Inc.	1
	(Texas) Non-Insurer 74-2817537

	ING Insurance Services of Massachusetts, Inc.
	(Massachusetts) Non-Insurer 04-3370454

	FNI International, Inc.
	(California) Non-Insurer 33-0048439

	FN Insurance Services, Inc.
	(California) Non-Insurer 33-0232417

	FN Insurance Agency of New Jersey, Inc.
	(New Jersey) Non-Insurer 22-3693416

	FN Insurance Services of Nevada, Inc.
	(Nevada) Non-Insurer 88-0319907

	FN Insurance Agency of Kansas, Inc.
	(Kansas) Non-Insurer 43-1878293

	Financial Network Investment Corporation
	Non-Insurer (California) 95-3845382

	Financial Network Investment Corporation
	of Puerto Rico (Puerto Rico) Non-Insurer 52-2173808

	ING Services Holding Company, Inc.
	(Connecticut) Non-Insurer 06-1527982

	Systematized Benefits Administrators, Inc.
	(Connecticut) Non-Insurer 06-0889923

	ING USA Annuity and Life Insurance Company (Iowa)
	Insurer NAIC #80942 41-0991508

03/31/08	PrimeVest Financial Services, Inc.
	(Minnesota) Non-Insurer 41-1483314

	Bancnorth Investment Group, Inc.
	(Minnesota) Non-Insurer 41-1735462

Page 4	Branson Insurance Agency, Inc.
	(Massachusetts) Non-Insurer 04-3116141

	Compulife, Inc. Non-Insurer
	(Virginia) 54-1252522

	Compulife Agency, Inc.
	Non-Insurer (Ohio) 34-1689987

	Compulife Insurance Agency of Massachusetts,
	Inc. (Massachusetts) 54-2004346 Non-Insurer

	Compulife Investor Services, Inc.
	Non-Insurer (Virginia) 54-1439322

	Guaranty Brokerage Services, Inc.
	(California) Non-Insurer 68-0165121

	PrimeVest Insurance Agency of Alabama, Inc.
	(Alabama) Non-Insurer 41-1786871

	Primevest Insurance Agency of Nevada, Inc.
	(Nevada) Non-Insurer 61-1426263

	PrimeVest Insurance Agency of New Mexico, Inc.
	(New Mexico) Non-Insurer 85-0422391

	PrimeVest Insurance Agency of Ohio, Inc.
	(Ohio) Non-Insurer 31-1388789

	PrimeVest Insurance Agency of Oklahoma, Inc.	1
	(Oklahoma) Non-Insurer 73-1455177

	PrimeVest Insurance Agency of Texas, Inc.	1
	(Texas) Non-Insurer 74-2703790

	PrimeVest Insurance Agency of Wyoming, Inc.
	(Wyoming) Non-Insurer 41-1996927

	ReliaStar Life Insurance Company Insurer
	(Minnesota) 41-0451140 NAIC 67105

	ING Re (UK) Limited
	(United Kingdom) Insurer

	ReliaStar Life Insurance Company of New York
	(New York) Insurer 53-0242530 NAIC 61360

	Whisperingwind I, LLC
	(South Carolina) Insurer 14-1981620

Whisperingwind I, LLC
(South Carolina) Insurer 14-1981620

03/31/08	Whisperingwind II, LLC
(South Carolina) Insurer 32-0185577

Security Life Assignment Corp. (Colorado)
84-1437826 Non-Insurer

Page 5	Security Life of Denver Insurance Company (Colorado)
Insurer 84-0499703 NAIC #68713

First Secured Mortgage Deposit Corporation (Colorado)
Non-Insurer 84-1086427

ING America Equities, Inc. (Colorado)
Non-Insurer 84-1251388

Midwestern United Life Insurance Company (Indiana)
Insurer NAIC #66109 35-0838945

Whisperingwind III, LLC
(South Carolina) Insurer 35-2282787

Security Life of Denver International Limited
Insurer 98-0138339 (Bermuda)

Lion Custom Investments LLC (Delaware)
98-0138339 Non-Insurer

UC Mortgage Corp. (Delaware) 72-1329746
Non-Insurer

02/11/08	ING Financial Products Company, Inc. (Delaware)
Non-Insurer 26-1956344

1	Company owned by individual pursuant to state law, Shareholder agreement with parent company.

2	ALICA Holdings, Inc. is 80% owned by ING International Insurance Holdings, Inc. and 20% owned by ING Insurance International B.V.

3	ING International Insurance Holdings, Inc. owns 100% of the voting shares of ILICA Inc. and ALICA Holdings, Inc. owns 100% of the non-voting shares of ILICA, Inc..

4	Furman Selz Investments II LLC owned 94% by ING Investment Management Alternative Assets LLC.

5	Furman Selz Investments III LLC owned 84.5% by ING Investment Management Alternative Assets LLC.

6	At the request of the Pennsylvania Insurance Department, Nederlandse Reassurantie Groep N.V. is being included in the organizational chart of ING Groep N.V. NRG Group has been in runoff since 1993. It is distinctly separate from ING America Insurance Holdings, Inc. and its active subsidiaries.

03/31/08 Page 6

Item 27. Number of Contract Owners

As of March 31, 2008, there were 637,656 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C of ING Life Insurance and Annuity
Company.

Item 28. Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to
Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of
CGS regarding indemnification of officers, employees and agents of Connecticut corporations.
These statutes provide in general that Connecticut corporations incorporated prior to January 1,
1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-
775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(3); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to
Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

Section 33-777 of the statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the statute, ING America Insurance Holdings, Inc. maintains a Professional Liability umbrella insurance policy issued by an international insurer. The policy covers ING America Insurance
Holdings, Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling interest of 50% or more. This would encompass the principal underwriter as well as the depositor. Additionally, the parent company of ING America Insurance Holdings, Inc., ING
Groep N.V., maintains an excess umbrella cover with limits in excess of $125,000,000. The policy provides for the following types of coverage: errors and omissions/professional liability, directors and officers, employment practices, fiduciary and fidelity.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement executed as of November 28, 2000 provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter

(a)	In addition to serving as the principal underwriter for the Registrant, ING Financial
Advisers, LLC also acts as the principal underwriter for ING Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)).
Additionally, ING Financial Advisers, LLC acts as the principal underwriter for Variable
Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Annuity
Account B of ILIAC, Variable Annuity Account I of ILIAC and Variable Annuity Account
G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940
Act). ING Financial Advisers, LLC is also the principal underwriter for (i) Separate
Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act.), (ii) ReliaStar Select Variable
Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iv)
Northstar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act) (v) ReliaStar Life Insurance Company of New York Variable
Annuity Funds A, B, C (a management investment company registered under the 1940
Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F,

          G, H, I (a management investment company registered under the 1940 Act), (vii) ReliaStar
          Life Insurance Company of New York Variable Annuity Funds M, P, and Q (a
          management investment company registered under the1940 Act), and (viii) ReliaStar Life
          Insurance Company of New York Variable Annuity Funds M P (a management investment company registered under the1940 Act).

(b)     The following are the directors and officers of the Principal Underwriter:

Name and Principal	Positions and Offices with
Business Address	Principal Underwriter
Ronald R. Barhorst	Director and President
4225 Executive Square
La Jolla, CA 92037
Brian D. Comer[1]	Director and Senior Vice President
William L. Lowe[1]	Director and Senior Vice President
Kathleen A. Murphy[1]	Senior Vice President
Boyd G. Combs[2]	Senior Vice President, Tax
William Jasien[3]	Senior Vice President
Louis E. Bachetti	Senior Vice President
581 Main Street, 4th Fl.
Woodbridge, NJ 07095
Daniel H. Hanlon[1]	Senior Vice President
Pamela Mulvey Barcia[1]	Vice President
Robert H. Barley[1]	Vice President
M. Bishop Bastien	Vice President
980 Ninth Street
Sacramento, CA 95814
Nancy B. Bocella[1]	Vice President
Dianne C. Bogoian[1]	Vice President
J. Robert Bolchoz	Vice President
Columbia, SC
David A. Brounley[1]	Vice President
Anthony V. Camp, Jr.[1]	Vice President

Mary Kathleen Carey-Reid[1]	Vice President
Nancy D. Clifford[1]	Vice President
William P. Elmslie	Vice President
New York, NY
Joseph J. Elmy[2]	Vice President, Tax
Brian K. Haendiges[1]	Vice President
Bernard P. Heffernon	Vice President
10740 Nall Ave., Ste. 120
Overland Park, KS 66211
David Kelsey[1]	Vice President
Christina Lareau[1]	Vice President
George D. Lessner	Vice President
Richardson, Texas
Katherine E. Lewis	Vice President
2675 N Mayfair Road, Ste. 501
Milwaukee, WI 53226
David J. Linney	Vice President
2900 N. Loop W., Ste. 180
Houston, TX 77092
Frederick C. Litow[2]	Vice President
Mark R. Luckinbill	Vice President
2841 Plaza Place, Ste. 210
Raleigh, NC 27612
Richard T. Mason[1]	Vice President
Scott T. Neeb	Vice President
4600 Ulster Street
Denver, CO 80237
David Pendergrass[2]	Vice President and Treasurer
Ethel Pippin[1]	Vice President
Michael J. Pise[1]	Vice President
Srinivas D. Reddy[1]	Vice President
Deborah Rubin[3]	Vice President

Todd Smiser	Vice President and Assistant Secretary
2525 Cabot Drive, Suite 100
Lisle, IL 60532
Frank W. Snodgrass	Vice President
150 4th Ave., N., Ste. 410
Nashville, TN 37219
Marilyn S. Sponzo[1]	Vice President and Chief Compliance Officer
Christina M. Starks	Vice President
2000 21st Avenue NW
Minot, ND 58703
S. Bradford Vaughan, Jr.	Vice President
601 Union St., Ste. 810
Seattle, WA 98101
Forrest R. Wilson	Vice President
2202 N. Westshore Blvd.
Tampa, FL 33607
Judeen T. Wrinn[1]	Vice President
Nancy S. Stillman[1]	Assistant Vice President
Richard E. G. Gelfand	Chief Financial Officer
1475 Dunwoody Drive
West Chester, PA 19380-1478
Joy M. Benner[4]	Secretary
Diana R. Cavender[4]	Assistant Secretary
Randall K. Price[4]	Assistant Secretary
John F. Todd[1]	Assistant Secretary
Susan M. Vega[4]	Assistant Secretary
Glenn A. Black[2]	Tax Officer
Terry L. Owens[2]	Tax Officer
James H. Taylor[2]	Tax Officer

1	The principal business address of these directors and these officers is One Orange Way,
Windsor, Connecticut 06095-4774.
2	The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta,
Georgia 30327.

3	The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.

4	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

(c) Compensation to Principal Underwriter during last fiscal year:
(1)	(2)	(3)	(4)	(5)
Name of	Net Underwriting	Compensation
Principal	Discounts and	on Redemption	Brokerage
Underwriter	Commissions	or Annuitization	Commissions	Compensation*
ING Financial				$44,267,199.63
Advisers, LLC

*	Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of ING Life Insurance and Annuity Company during 2007.

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940
Act and the rules under it relating to the securities described in and issued under this Registration
Statement are maintained by ING Life Insurance and Annuity Company at One Orange Way,
Windsor, Connecticut 06095-4774 at ING Americas at 5780 Powers Ferry Road, Atlanta,
Georgia 30327-4390.

Item 31. Management Services

Not applicable

Item 32. Undertakings

Registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)	to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents that it is relying upon and complies with the provisions of
Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC
No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)]

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and
Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities
(other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant,
Variable Annuity Account C of ING Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its
Registration Statement on Form N-4 (File No. 333-105479) and has duly caused this Post-Effective
Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of
Windsor, State of Connecticut, on the 11th day of April, 2008.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
(Registrant)
By:	ING LIFE INSURANCE AND ANNUITY
COMPANY
(Depositor)
By:	Richard T. Mason*
Richard T. Mason
President
(principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 10 to the
Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date
Richard T. Mason*	President	)
Richard T. Mason	(principal executive officer))
)
Thomas J. McInerney*	Director and Chairman	) April
Thomas J. McInerney		) 11, 2008
)
Kathleen A. Murphy*	Director	)
Kathleen A. Murphy		)
)
Catherine H. Smith*	Director and Senior Vice President	)
Catherine H. Smith		)
)
Bridget M. Healy*	Director	)
Bridget M. Healy		)
)
Robert G. Leary*	Director	)
Robert G. Leary		)
)

David A. Wheat*	Director, Executive Vice President and Chief Financial	)
David A. Wheat	Officer	)
)
Steven T. Pierson*	Senior Vice President and Chief Accounting Officer	)
Steven T. Pierson		)

By:	/s/Michael A. Pignatella
Michael A. Pignatella
*Attorney-in-Fact

VARIABLE ANNUITY ACCOUNT C
EXHIBIT INDEX
Exhibit No.	Exhibit
99-B.8.9	(Retail) Amendment No. 3 effective April 1, 2007 to Fund
Participation Agreement between ING Life Insurance and Annuity
Company, American Century Investment Services, Inc. and
	American Century Services, LLC	___________
99-B.8.13	(Retail) Amendment No. 3 effective April 1, 2007 to the Selling and
Services Agreement dated July 1, 2000 and amended on November 7,
2003 and October 1, 2004 by and among ING Financial Advisers,
LLC (formerly known as Aetna Investment Services, Inc.), ING Life
Insurance and Annuity Company (formerly known as Aetna Life
	Insurance and Annuity Company), American Century Investment Services, Inc. and American Century Services, LLC	___________

99-B.8.69	Form of (Retail) Participation Agreement dated _______, 200_
among ING Funds Trust and ING Life Insurance and Annuity
	Company	___________
99-B.8.86	(Retail) Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between T. Rowe Price Services, Inc., ING
Life Insurance and Annuity Company, ING National Trust, ING
USA Annuity and Life Insurance Company, ReliaStar Life Insurance
Company, ReliaStar Life Insurance Company of New York, Security
Life of Denver Insurance Company and Systematized Benefits
	Administrators Inc.	___________
99-B.8.93	(Retail) Second Amendment to Participation Agreement effective
August 1, 2007 among ING Life Insurance and Annuity Company,
Wells Fargo Funds Management, LLC and Wells Fargo Funds
	Distributor, LLC	___________
99-B.8.94	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of
October 16, 2007 between Wells Fargo Funds Distributor, LLC, ING
Life Insurance and Annuity Company, ING National Trust, ING
USA Annuity and Life Insurance Company, ReliaStar Life Insurance
Company, ReliaStar Life Insurance Company of New York, Security
Life of Denver Life Insurance Company and Systematized Benefits
	Administrators Inc.	___________

Exhibit No.	Exhibit
99-B.9	Opinion and Consent of Counsel	___________
99-B.10	Consent of Independent Registered Public Accounting Firm	___________
99-B.13.1	Powers of Attorney	___________